UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03462

Meeder Funds Trust
6125 Memorial Drive
Dublin, OH   43017

Bruce McKibben
c/o Meeder Funds Trust
6125 Memorial Drive
Dublin, OH   43017

Registrant’s telephone number, including area code:  800-325-3539

Date of fiscal year end: December 31, 2025

Date of reporting period: December 31, 2025

Item 1.  Report to Stockholders.

Adviser Class    BLNAX

Balanced Fund

Annual Shareholder Report

December 31, 2025

Fund Overview

This annual shareholder report contains important information about the Balanced Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$110	1.06%

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and faced some volatility in 2025.

  International equities outperformed U.S. equities. While exposure to non-U.S. equities was a positive contributor to performance, the Fund held a lower international equity allocation than its benchmark, which detracted from its relative performance.

  U.S. stock selection was additive to performance.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade bonds. Overweight to Emerging market debt securities also benefited the fixed income portion of the Fund.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Adviser Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Dec-15	10,000	10,000	10,000
Jan-16	9,662	9,436	9,683
Feb-16	9,643	9,433	9,729
Mar-16	9,981	10,097	10,215
Apr-16	10,000	10,159	10,343
May-16	10,068	10,341	10,373
Jun-16	10,116	10,362	10,460
Jul-16	10,397	10,774	10,753
Aug-16	10,406	10,801	10,775
Sep-16	10,416	10,818	10,816
Oct-16	10,202	10,584	10,658
Nov-16	10,378	11,058	10,716
Dec-16	10,485	11,274	10,857
Jan-17	10,612	11,486	11,032
Feb-17	10,925	11,913	11,256
Mar-17	10,925	11,921	11,312
Apr-17	11,042	12,047	11,430
May-17	11,150	12,171	11,562
Jun-17	11,208	12,280	11,606
Jul-17	11,404	12,512	11,803
Aug-17	11,472	12,536	11,862
Sep-17	11,609	12,842	12,000
Oct-17	11,805	13,122	12,150
Nov-17	11,972	13,521	12,315
Dec-17	12,080	13,656	12,448
Jan-18	12,484	14,375	12,787
Feb-18	12,101	13,846	12,420
Mar-18	11,946	13,568	12,340
Apr-18	11,967	13,619	12,353
May-18	12,101	14,004	12,428
Jun-18	12,091	14,095	12,409
Jul-18	12,351	14,563	12,625
Aug-18	12,631	15,074	12,736
Sep-18	12,595	15,099	12,722
Oct-18	11,877	13,988	12,123
Nov-18	11,939	14,268	12,292
Dec-18	11,719	12,940	11,856
Jan-19	11,909	14,051	12,507
Feb-19	12,045	14,545	12,724
Mar-19	12,156	14,757	12,885
Apr-19	12,366	15,346	13,134
May-19	11,861	14,353	12,741
Jun-19	12,424	15,361	13,289
Jul-19	12,530	15,590	13,331
Aug-19	12,393	15,272	13,217
Sep-19	12,530	15,540	13,411
Oct-19	12,678	15,874	13,633
Nov-19	12,923	16,478	13,821
Dec-19	13,195	16,954	14,112
Jan-20	13,109	16,935	14,075
Feb-20	12,425	15,549	13,451
Mar-20	11,421	13,410	12,224
Apr-20	11,827	15,186	13,095
May-20	12,073	15,999	13,514
Jun-20	12,180	16,364	13,780
Jul-20	12,588	17,294	14,270
Aug-20	13,125	18,546	14,698
Sep-20	12,837	17,871	14,443
Oct-20	12,546	17,485	14,249
Nov-20	13,474	19,613	15,449
Dec-20	13,942	20,495	15,922
Jan-21	13,898	20,404	15,825
Feb-21	14,103	21,042	16,016
Mar-21	14,459	21,796	16,267
Apr-21	14,945	22,919	16,735
May-21	15,075	23,024	16,966
Jun-21	15,269	23,592	17,077
Jul-21	15,366	23,991	17,200
Aug-21	15,625	24,675	17,424
Sep-21	15,201	23,568	16,962
Oct-21	15,680	25,161	17,380
Nov-21	15,527	24,778	17,065
Dec-21	15,853	25,754	17,544
Jan-22	15,337	24,239	16,882
Feb-22	15,173	23,628	16,623
Mar-22	15,150	24,395	16,634
Apr-22	14,505	22,205	15,661
May-22	14,529	22,176	15,706
Jun-22	13,966	20,321	14,748
Jul-22	14,296	22,227	15,503
Aug-22	14,013	21,397	15,031
Sep-22	13,625	19,413	13,875
Oct-22	13,957	21,005	14,339
Nov-22	14,409	22,102	15,277
Dec-22	14,146	20,808	14,952
Jan-23	14,547	22,241	15,772
Feb-23	14,219	21,721	15,326
Mar-23	14,450	22,302	15,599
Apr-23	14,621	22,539	15,741
May-23	14,511	22,627	15,464
Jun-23	15,049	24,172	15,985
Jul-23	15,343	25,038	16,368
Aug-23	15,159	24,555	16,004
Sep-23	14,729	23,386	15,460
Oct-23	14,421	22,766	15,019
Nov-23	15,211	24,888	16,126
Dec-23	15,911	26,209	16,929
Jan-24	16,023	26,499	16,907
Feb-24	16,607	27,933	17,182
Mar-24	17,104	28,834	17,591
Apr-24	16,431	27,566	17,039
May-24	17,142	28,868	17,489
Jun-24	17,391	29,762	17,638
Jul-24	17,704	30,315	18,088
Aug-24	18,055	30,975	18,492
Sep-24	18,193	31,616	18,868
Oct-24	17,853	31,384	18,380
Nov-24	18,483	33,471	18,892
Dec-24	17,862	32,448	18,329
Jan-25	18,273	33,473	18,799
Feb-25	18,258	32,831	18,943
Mar-25	17,523	30,916	18,638
Apr-25	17,381	30,709	18,824
May-25	17,977	32,655	19,328
Jun-25	18,573	34,314	19,916
Jul-25	18,730	35,070	19,981
Aug-25	19,157	35,881	20,413
Sep-25	19,670	37,120	20,836
Oct-25	19,928	37,915	21,010
Nov-25	20,085	38,019	21,106
Dec-25	20,119	38,012	21,251

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$438,584,086
# of Portfolio Holdings	203
Portfolio Turnover Rate	243%
Advisory Fees and Waivers	2,811,607

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	12.64%	7.61%	7.24%
Russell 3000 Index	17.15%	13.15%	14.29%
Morningstar Moderate Target Risk Index	15.95%	5.95%	7.83%

What did the Fund invest in?

Top 10 Holdings

Baird Core Plus Bond Fund - Class I	5.9%
Fidelity Total Bond Fund - Class Z	5.9%
Microsoft Corp	5.3%
NVIDIA Corp	4.7%
Alphabet Inc - Class C	4.1%
iShares 7-10 Year Treasury Bond ETF	4.1%
Berkshire Hathaway Inc	3.6%
Apple Inc	3.6%
Dodge & Cox Income Fund - Class I	3.2%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.9%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Utilities	0.4%Footnote Reference
Consumer Staples	1.0%Footnote Reference
Energy	1.1%Footnote Reference
Materials	2.4%Footnote Reference
Real Estate	3.0%Footnote Reference
Consumer Discretionary	6.5%Footnote Reference
Communication Services	10.9%Footnote Reference
Health Care	12.4%Footnote Reference
Industrials	12.7%Footnote Reference
Financials	17.7%Footnote Reference
Information Technology	31.9%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	62.2%Footnote Reference
Registered Investment Companies	28.9%Footnote Reference
Money Market Registered Investment Companies	7.8%Footnote Reference
Assets/Other Liabilities (Net)	1.1%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Adviser Class    BLNAX

Balanced Fund

Annual Shareholder Report

December 31, 2025

Institutional Class    BLNIX

Balanced Fund

Annual Shareholder Report

December 31, 2025

Fund Overview

This annual shareholder report contains important information about the Balanced Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$109	1.05%

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and faced some volatility in 2025.

  International equities outperformed U.S. equities. While exposure to non-U.S. equities was a positive contributor to performance, the Fund held a lower international equity allocation than its benchmark, which detracted from its relative performance.

  U.S. stock selection was additive to performance.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade bonds. Overweight to Emerging market debt securities also benefited the fixed income portion of the Fund.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Institutional Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Dec-15	10,000	10,000	10,000
Jan-16	9,662	9,436	9,683
Feb-16	9,643	9,433	9,729
Mar-16	9,981	10,097	10,215
Apr-16	10,000	10,159	10,343
May-16	10,068	10,341	10,373
Jun-16	10,116	10,362	10,460
Jul-16	10,397	10,774	10,753
Aug-16	10,406	10,801	10,775
Sep-16	10,416	10,818	10,816
Oct-16	10,202	10,584	10,658
Nov-16	10,378	11,058	10,716
Dec-16	10,492	11,274	10,857
Jan-17	10,609	11,486	11,032
Feb-17	10,921	11,913	11,256
Mar-17	10,921	11,921	11,312
Apr-17	11,038	12,047	11,430
May-17	11,146	12,171	11,562
Jun-17	11,204	12,280	11,606
Jul-17	11,400	12,512	11,803
Aug-17	11,469	12,536	11,862
Sep-17	11,616	12,842	12,000
Oct-17	11,812	13,122	12,150
Nov-17	11,979	13,521	12,315
Dec-17	12,092	13,656	12,448
Jan-18	12,485	14,375	12,787
Feb-18	12,102	13,846	12,420
Mar-18	11,957	13,568	12,340
Apr-18	11,978	13,619	12,353
May-18	12,113	14,004	12,428
Jun-18	12,102	14,095	12,409
Jul-18	12,373	14,563	12,625
Aug-18	12,643	15,074	12,736
Sep-18	12,612	15,099	12,722
Oct-18	11,893	13,988	12,123
Nov-18	11,955	14,268	12,292
Dec-18	11,747	12,940	11,856
Jan-19	11,937	14,051	12,507
Feb-19	12,073	14,545	12,724
Mar-19	12,189	14,757	12,885
Apr-19	12,401	15,346	13,134
May-19	11,904	14,353	12,741
Jun-19	12,464	15,361	13,289
Jul-19	12,570	15,590	13,331
Aug-19	12,432	15,272	13,217
Sep-19	12,581	15,540	13,411
Oct-19	12,730	15,874	13,633
Nov-19	12,964	16,478	13,821
Dec-19	13,247	16,954	14,112
Jan-20	13,172	16,935	14,075
Feb-20	12,476	15,549	13,451
Mar-20	11,468	13,410	12,224
Apr-20	11,875	15,186	13,095
May-20	12,122	15,999	13,514
Jun-20	12,229	16,364	13,780
Jul-20	12,639	17,294	14,270
Aug-20	13,177	18,546	14,698
Sep-20	12,886	17,871	14,443
Oct-20	12,594	17,485	14,249
Nov-20	13,535	19,613	15,449
Dec-20	14,004	20,495	15,922
Jan-21	13,971	20,404	15,825
Feb-21	14,166	21,042	16,016
Mar-21	14,534	21,796	16,267
Apr-21	15,021	22,919	16,735
May-21	15,151	23,024	16,966
Jun-21	15,335	23,592	17,077
Jul-21	15,443	23,991	17,200
Aug-21	15,703	24,675	17,424
Sep-21	15,273	23,568	16,962
Oct-21	15,754	25,161	17,380
Nov-21	15,590	24,778	17,065
Dec-21	15,924	25,754	17,544
Jan-22	15,407	24,239	16,882
Feb-22	15,243	23,628	16,623
Mar-22	15,207	24,395	16,634
Apr-22	14,562	22,205	15,661
May-22	14,585	22,176	15,706
Jun-22	14,021	20,321	14,748
Jul-22	14,352	22,227	15,503
Aug-22	14,069	21,397	15,031
Sep-22	13,679	19,413	13,875
Oct-22	14,012	21,005	14,339
Nov-22	14,465	22,102	15,277
Dec-22	14,204	20,808	14,952
Jan-23	14,607	22,241	15,772
Feb-23	14,290	21,721	15,326
Mar-23	14,509	22,302	15,599
Apr-23	14,681	22,539	15,741
May-23	14,570	22,627	15,464
Jun-23	15,109	24,172	15,985
Jul-23	15,405	25,038	16,368
Aug-23	15,220	24,555	16,004
Sep-23	14,789	23,386	15,460
Oct-23	14,468	22,766	15,019
Nov-23	15,272	24,888	16,126
Dec-23	15,983	26,209	16,929
Jan-24	16,083	26,499	16,907
Feb-24	16,669	27,933	17,182
Mar-24	17,179	28,834	17,591
Apr-24	16,492	27,566	17,039
May-24	17,204	28,868	17,489
Jun-24	17,454	29,762	17,638
Jul-24	17,768	30,315	18,088
Aug-24	18,119	30,975	18,492
Sep-24	18,257	31,616	18,868
Oct-24	17,917	31,384	18,380
Nov-24	18,535	33,471	18,892
Dec-24	17,925	32,448	18,329
Jan-25	18,335	33,473	18,799
Feb-25	18,321	32,831	18,943
Mar-25	17,585	30,916	18,638
Apr-25	17,443	30,709	18,824
May-25	18,040	32,655	19,328
Jun-25	18,636	34,314	19,916
Jul-25	18,793	35,070	19,981
Aug-25	19,221	35,881	20,413
Sep-25	19,735	37,120	20,836
Oct-25	19,992	37,915	21,010
Nov-25	20,164	38,019	21,106
Dec-25	20,198	38,012	21,251

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$438,584,086
# of Portfolio Holdings	203
Portfolio Turnover Rate	243%
Advisory Fees and Waivers	2,811,607

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	12.68%	7.60%	7.28%
Russell 3000 Index	17.15%	13.15%	14.29%
Morningstar Moderate Target Risk Index	15.95%	5.95%	7.83%

What did the Fund invest in?

Top 10 Holdings

Baird Core Plus Bond Fund - Class I	5.9%
Fidelity Total Bond Fund - Class Z	5.9%
Microsoft Corp	5.3%
NVIDIA Corp	4.7%
Alphabet Inc - Class C	4.1%
iShares 7-10 Year Treasury Bond ETF	4.1%
Berkshire Hathaway Inc	3.6%
Apple Inc	3.6%
Dodge & Cox Income Fund - Class I	3.2%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.9%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Utilities	0.4%Footnote Reference
Consumer Staples	1.0%Footnote Reference
Energy	1.1%Footnote Reference
Materials	2.4%Footnote Reference
Real Estate	3.0%Footnote Reference
Consumer Discretionary	6.5%Footnote Reference
Communication Services	10.9%Footnote Reference
Health Care	12.4%Footnote Reference
Industrials	12.7%Footnote Reference
Financials	17.7%Footnote Reference
Information Technology	31.9%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	62.2%Footnote Reference
Registered Investment Companies	28.9%Footnote Reference
Money Market Registered Investment Companies	7.8%Footnote Reference
Assets/Other Liabilities (Net)	1.1%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Institutional Class    BLNIX

Balanced Fund

Annual Shareholder Report

December 31, 2025

Retail Class    FLDFX

Balanced Fund

Annual Shareholder Report

December 31, 2025

Fund Overview

This annual shareholder report contains important information about the Balanced Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$140	1.34%

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and faced some volatility in 2025.

  International equities outperformed U.S. equities. While exposure to non-U.S. equities was a positive contributor to performance, the Fund held a lower international equity allocation than its benchmark, which detracted from its relative performance.

  U.S. stock selection was additive to performance.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade bonds. Overweight to Emerging market debt securities also benefited the fixed income portion of the Fund.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Retail Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Dec-15	10,000	10,000	10,000
Jan-16	9,662	9,436	9,683
Feb-16	9,643	9,433	9,729
Mar-16	9,981	10,097	10,215
Apr-16	10,000	10,159	10,343
May-16	10,068	10,341	10,373
Jun-16	10,116	10,362	10,460
Jul-16	10,397	10,774	10,753
Aug-16	10,406	10,801	10,775
Sep-16	10,416	10,818	10,816
Oct-16	10,202	10,584	10,658
Nov-16	10,378	11,058	10,716
Dec-16	10,484	11,274	10,857
Jan-17	10,601	11,486	11,032
Feb-17	10,904	11,913	11,256
Mar-17	10,904	11,921	11,312
Apr-17	11,021	12,047	11,430
May-17	11,129	12,171	11,562
Jun-17	11,173	12,280	11,606
Jul-17	11,368	12,512	11,803
Aug-17	11,427	12,536	11,862
Sep-17	11,574	12,842	12,000
Oct-17	11,760	13,122	12,150
Nov-17	11,927	13,521	12,315
Dec-17	12,029	13,656	12,448
Jan-18	12,412	14,375	12,787
Feb-18	12,039	13,846	12,420
Mar-18	11,884	13,568	12,340
Apr-18	11,894	13,619	12,353
May-18	12,029	14,004	12,428
Jun-18	12,019	14,095	12,409
Jul-18	12,279	14,563	12,625
Aug-18	12,549	15,074	12,736
Sep-18	12,512	15,099	12,722
Oct-18	11,794	13,988	12,123
Nov-18	11,856	14,268	12,292
Dec-18	11,638	12,940	11,856
Jan-19	11,827	14,051	12,507
Feb-19	11,953	14,545	12,724
Mar-19	12,058	14,757	12,885
Apr-19	12,268	15,346	13,134
May-19	11,774	14,353	12,741
Jun-19	12,331	15,361	13,289
Jul-19	12,426	15,590	13,331
Aug-19	12,289	15,272	13,217
Sep-19	12,426	15,540	13,411
Oct-19	12,564	15,874	13,633
Nov-19	12,797	16,478	13,821
Dec-19	13,068	16,954	14,112
Jan-20	12,983	16,935	14,075
Feb-20	12,301	15,549	13,451
Mar-20	11,299	13,410	12,224
Apr-20	11,704	15,186	13,095
May-20	11,938	15,999	13,514
Jun-20	12,034	16,364	13,780
Jul-20	12,441	17,294	14,270
Aug-20	12,965	18,546	14,698
Sep-20	12,670	17,871	14,443
Oct-20	12,391	17,485	14,249
Nov-20	13,303	19,613	15,449
Dec-20	13,756	20,495	15,922
Jan-21	13,713	20,404	15,825
Feb-21	13,907	21,042	16,016
Mar-21	14,261	21,796	16,267
Apr-21	14,733	22,919	16,735
May-21	14,851	23,024	16,966
Jun-21	15,033	23,592	17,077
Jul-21	15,130	23,991	17,200
Aug-21	15,387	24,675	17,424
Sep-21	14,958	23,568	16,962
Oct-21	15,423	25,161	17,380
Nov-21	15,271	24,778	17,065
Dec-21	15,576	25,754	17,544
Jan-22	15,077	24,239	16,882
Feb-22	14,915	23,628	16,623
Mar-22	14,880	24,395	16,634
Apr-22	14,241	22,205	15,661
May-22	14,265	22,176	15,706
Jun-22	13,707	20,321	14,748
Jul-22	14,022	22,227	15,503
Aug-22	13,742	21,397	15,031
Sep-22	13,358	19,413	13,875
Oct-22	13,687	21,005	14,339
Nov-22	14,110	22,102	15,277
Dec-22	13,849	20,808	14,952
Jan-23	14,235	22,241	15,772
Feb-23	13,921	21,721	15,326
Mar-23	14,138	22,302	15,599
Apr-23	14,295	22,539	15,741
May-23	14,187	22,627	15,464
Jun-23	14,706	24,172	15,985
Jul-23	14,985	25,038	16,368
Aug-23	14,803	24,555	16,004
Sep-23	14,379	23,386	15,460
Oct-23	14,063	22,766	15,019
Nov-23	14,841	24,888	16,126
Dec-23	15,522	26,209	16,929
Jan-24	15,620	26,499	16,907
Feb-24	16,183	27,933	17,182
Mar-24	16,672	28,834	17,591
Apr-24	16,010	27,566	17,039
May-24	16,697	28,868	17,489
Jun-24	16,930	29,762	17,638
Jul-24	17,238	30,315	18,088
Aug-24	17,558	30,975	18,492
Sep-24	17,694	31,616	18,868
Oct-24	17,360	31,384	18,380
Nov-24	17,953	33,471	18,892
Dec-24	17,354	32,448	18,329
Jan-25	17,743	33,473	18,799
Feb-25	17,743	32,831	18,943
Mar-25	17,020	30,916	18,638
Apr-25	16,867	30,709	18,824
May-25	17,438	32,655	19,328
Jun-25	18,009	34,314	19,916
Jul-25	18,163	35,070	19,981
Aug-25	18,582	35,881	20,413
Sep-25	19,057	37,120	20,836
Oct-25	19,310	37,915	21,010
Nov-25	19,464	38,019	21,106
Dec-25	19,496	38,012	21,251

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$438,584,086
# of Portfolio Holdings	203
Portfolio Turnover Rate	243%
Advisory Fees and Waivers	2,811,607

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	12.35%	7.22%	6.90%
Russell 3000 Index	17.15%	13.15%	14.29%
Morningstar Moderate Target Risk Index	15.95%	5.95%	7.83%

What did the Fund invest in?

Top 10 Holdings

Baird Core Plus Bond Fund - Class I	5.9%
Fidelity Total Bond Fund - Class Z	5.9%
Microsoft Corp	5.3%
NVIDIA Corp	4.7%
Alphabet Inc - Class C	4.1%
iShares 7-10 Year Treasury Bond ETF	4.1%
Berkshire Hathaway Inc	3.6%
Apple Inc	3.6%
Dodge & Cox Income Fund - Class I	3.2%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.9%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Utilities	0.4%Footnote Reference
Consumer Staples	1.0%Footnote Reference
Energy	1.1%Footnote Reference
Materials	2.4%Footnote Reference
Real Estate	3.0%Footnote Reference
Consumer Discretionary	6.5%Footnote Reference
Communication Services	10.9%Footnote Reference
Health Care	12.4%Footnote Reference
Industrials	12.7%Footnote Reference
Financials	17.7%Footnote Reference
Information Technology	31.9%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	62.2%Footnote Reference
Registered Investment Companies	28.9%Footnote Reference
Money Market Registered Investment Companies	7.8%Footnote Reference
Assets/Other Liabilities (Net)	1.1%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Retail Class    FLDFX

Balanced Fund

Annual Shareholder Report

December 31, 2025

Adviser Class    IFAAX

Conservative Allocation Fund

Annual Shareholder Report

December 31, 2025

Fund Overview

This annual shareholder report contains important information about the Conservative Allocation Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$99	0.96%

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and faced some volatility in 2025.

  International equities outperformed U.S. equities. While exposure to non-U.S. equities was a positive contributor to performance, the Fund held a lower international equity allocation than its benchmark, which detracted from its relative performance.

  U.S. stock selection was additive to performance.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade bonds. Overweight to Emerging market debt securities also benefited the fixed income portion of the Fund.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Adviser Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Conservative Target Risk Index
Dec-15	10,000	10,000	10,000
Jan-16	9,739	10,138	9,973
Feb-16	9,813	10,210	10,051
Mar-16	10,607	10,303	10,282
Apr-16	10,968	10,343	10,367
May-16	11,285	10,345	10,358
Jun-16	11,653	10,531	10,512
Jul-16	11,882	10,598	10,641
Aug-16	11,819	10,586	10,633
Sep-16	12,159	10,580	10,664
Oct-16	11,688	10,499	10,556
Nov-16	11,766	10,250	10,415
Dec-16	11,985	10,265	10,467
Jan-17	11,946	10,285	10,547
Feb-17	12,148	10,354	10,654
Mar-17	12,339	10,349	10,676
Apr-17	12,344	10,428	10,764
May-17	12,406	10,509	10,857
Jun-17	12,400	10,498	10,852
Jul-17	12,749	10,543	10,953
Aug-17	12,670	10,638	11,029
Sep-17	12,721	10,587	11,043
Oct-17	12,642	10,593	11,090
Nov-17	12,827	10,580	11,137
Dec-17	12,944	10,628	11,200
Jan-18	13,080	10,506	11,252
Feb-18	12,854	10,406	11,092
Mar-18	12,808	10,473	11,105
Apr-18	12,768	10,395	11,058
May-18	12,854	10,469	11,109
Jun-18	12,820	10,456	11,105
Jul-18	12,974	10,459	11,176
Aug-18	13,099	10,526	11,239
Sep-18	13,082	10,458	11,204
Oct-18	12,658	10,376	10,987
Nov-18	12,669	10,438	11,077
Dec-18	12,621	10,629	11,066
Jan-19	12,868	10,742	11,350
Feb-19	12,968	10,736	11,414
Mar-19	13,115	10,942	11,582
Apr-19	13,245	10,945	11,660
May-19	13,062	11,139	11,650
Jun-19	13,452	11,279	11,902
Jul-19	13,529	11,304	11,933
Aug-19	13,565	11,597	12,028
Sep-19	13,595	11,535	12,071
Oct-19	13,678	11,570	12,164
Nov-19	13,774	11,564	12,207
Dec-19	13,947	11,556	12,307
Jan-20	14,025	11,778	12,433
Feb-20	13,742	11,990	12,361
Mar-20	12,994	11,920	11,893
Apr-20	13,284	12,132	12,316
May-20	13,551	12,188	12,516
Jun-20	13,684	12,265	12,664
Jul-20	14,066	12,448	12,954
Aug-20	14,303	12,348	13,046
Sep-20	14,127	12,341	12,957
Oct-20	13,969	12,286	12,862
Nov-20	14,567	12,406	13,330
Dec-20	14,880	12,423	13,507
Jan-21	14,806	12,334	13,411
Feb-21	14,800	12,156	13,291
Mar-21	14,935	12,005	13,290
Apr-21	15,225	12,099	13,503
May-21	15,299	12,139	13,618
Jun-21	15,459	12,224	13,700
Jul-21	15,515	12,361	13,830
Aug-21	15,627	12,337	13,878
Sep-21	15,391	12,230	13,658
Oct-21	15,584	12,227	13,754
Nov-21	15,484	12,263	13,689
Dec-21	15,629	12,232	13,812
Jan-22	15,303	11,968	13,463
Feb-22	15,191	11,835	13,288
Mar-22	15,035	11,506	13,064
Apr-22	14,636	11,069	12,508
May-22	14,649	11,141	12,562
Jun-22	14,054	10,966	12,152
Jul-22	14,257	11,234	12,548
Aug-22	14,061	10,917	12,193
Sep-22	13,785	10,445	11,506
Oct-22	13,877	10,310	11,574
Nov-22	14,228	10,689	12,108
Dec-22	14,076	10,641	11,997
Jan-23	14,436	10,968	12,424
Feb-23	14,190	10,684	12,110
Mar-23	14,370	10,956	12,372
Apr-23	14,457	11,022	12,461
May-23	14,323	10,902	12,294
Jun-23	14,564	10,863	12,409
Jul-23	14,733	10,856	12,516
Aug-23	14,625	10,786	12,365
Sep-23	14,375	10,512	12,029
Oct-23	14,218	10,346	11,808
Nov-23	14,845	10,815	12,426
Dec-23	15,492	11,229	12,925
Jan-24	15,520	11,198	12,897
Feb-24	15,665	11,040	12,852
Mar-24	15,961	11,142	13,023
Apr-24	15,510	10,860	12,682
May-24	15,940	11,044	12,940
Jun-24	16,113	11,149	13,052
Jul-24	16,441	11,409	13,378
Aug-24	16,714	11,573	13,616
Sep-24	16,909	11,728	13,826
Oct-24	16,593	11,437	13,469
Nov-24	16,944	11,558	13,668
Dec-24	16,558	11,369	13,386
Jan-25	16,792	11,430	13,556
Feb-25	16,998	11,681	13,784
Mar-25	16,657	11,685	13,728
Apr-25	16,543	11,731	13,835
May-25	16,736	11,647	13,891
Jun-25	17,122	11,826	14,169
Jul-25	17,173	11,795	14,148
Aug-25	17,439	11,936	14,387
Sep-25	17,771	12,067	14,577
Oct-25	17,952	12,142	14,671
Nov-25	18,054	12,217	14,752
Dec-25	18,019	12,199	14,778

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$161,877,435
# of Portfolio Holdings	193
Portfolio Turnover Rate	157%
Advisory Fees and Waivers	788,486

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	8.83%	3.90%	6.07%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Morningstar Conservative Target Risk Index	10.40%	1.81%	3.98%

What did the Fund invest in?

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	14.8%
Baird Core Plus Bond Fund - Class I	14.8%
iShares 7-10 Year Treasury Bond ETF	8.2%
iShares J.P. Morgan USD Emerging Markets Bond ETF	7.0%
iShares 20+ Year Treasury Bond ETF	6.8%
Dodge & Cox Income Fund - Class I	6.5%
Fidelity Advisor Capital & Income Fund - Class Z	6.4%
Frost Total Return Bond Fund - Class I	3.9%
Microsoft Corp	2.0%
NVIDIA Corp	1.7%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Utilities	0.3%Footnote Reference
Energy	1.0%Footnote Reference
Consumer Staples	1.0%Footnote Reference
Materials	2.3%Footnote Reference
Real Estate	3.1%Footnote Reference
Consumer Discretionary	6.4%Footnote Reference
Communication Services	10.4%Footnote Reference
Industrials	12.7%Footnote Reference
Health Care	13.2%Footnote Reference
Financials	17.6%Footnote Reference
Information Technology	32.0%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	23.0%Footnote Reference
Registered Investment Companies	68.4%Footnote Reference
Money Market Registered Investment Companies	8.2%Footnote Reference
Assets/Other Liabilities (Net)	0.4%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Adviser Class    IFAAX

Conservative Allocation Fund

Annual Shareholder Report

December 31, 2025

Institutional Class    IFAIX

Conservative Allocation Fund

Annual Shareholder Report

December 31, 2025

Fund Overview

This annual shareholder report contains important information about the Conservative Allocation Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$98	0.95%

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and faced some volatility in 2025.

  International equities outperformed U.S. equities. While exposure to non-U.S. equities was a positive contributor to performance, the Fund held a lower international equity allocation than its benchmark, which detracted from its relative performance.

  U.S. stock selection was additive to performance.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade bonds. Overweight to Emerging market debt securities also benefited the fixed income portion of the Fund.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Conservative Target Risk Index
Dec-15	10,000	10,000	10,000
Jan-16	9,739	10,138	9,973
Feb-16	9,813	10,210	10,051
Mar-16	10,607	10,303	10,282
Apr-16	10,968	10,343	10,367
May-16	11,285	10,345	10,358
Jun-16	11,653	10,531	10,512
Jul-16	11,882	10,598	10,641
Aug-16	11,819	10,586	10,633
Sep-16	12,159	10,580	10,664
Oct-16	11,688	10,499	10,556
Nov-16	11,766	10,250	10,415
Dec-16	11,983	10,265	10,467
Jan-17	11,944	10,285	10,547
Feb-17	12,152	10,354	10,654
Mar-17	12,337	10,349	10,676
Apr-17	12,343	10,428	10,764
May-17	12,405	10,509	10,857
Jun-17	12,405	10,498	10,852
Jul-17	12,753	10,543	10,953
Aug-17	12,674	10,638	11,029
Sep-17	12,725	10,587	11,043
Oct-17	12,657	10,593	11,090
Nov-17	12,837	10,580	11,137
Dec-17	12,955	10,628	11,200
Jan-18	13,096	10,506	11,252
Feb-18	12,869	10,406	11,092
Mar-18	12,830	10,473	11,105
Apr-18	12,790	10,395	11,058
May-18	12,881	10,469	11,109
Jun-18	12,847	10,456	11,105
Jul-18	13,001	10,459	11,176
Aug-18	13,127	10,526	11,239
Sep-18	13,115	10,458	11,204
Oct-18	12,691	10,376	10,987
Nov-18	12,702	10,438	11,077
Dec-18	12,659	10,629	11,066
Jan-19	12,907	10,742	11,350
Feb-19	13,013	10,736	11,414
Mar-19	13,160	10,942	11,582
Apr-19	13,290	10,945	11,660
May-19	13,107	11,139	11,650
Jun-19	13,503	11,279	11,902
Jul-19	13,581	11,304	11,933
Aug-19	13,622	11,597	12,028
Sep-19	13,652	11,535	12,071
Oct-19	13,736	11,570	12,164
Nov-19	13,832	11,564	12,207
Dec-19	14,003	11,556	12,307
Jan-20	14,076	11,778	12,433
Feb-20	13,798	11,990	12,361
Mar-20	13,049	11,920	11,893
Apr-20	13,334	12,132	12,316
May-20	13,600	12,188	12,516
Jun-20	13,734	12,265	12,664
Jul-20	14,117	12,448	12,954
Aug-20	14,361	12,348	13,046
Sep-20	14,184	12,341	12,957
Oct-20	14,025	12,286	12,862
Nov-20	14,625	12,406	13,330
Dec-20	14,939	12,423	13,507
Jan-21	14,859	12,334	13,411
Feb-21	14,853	12,156	13,291
Mar-21	14,988	12,005	13,290
Apr-21	15,278	12,099	13,503
May-21	15,359	12,139	13,618
Jun-21	15,519	12,224	13,700
Jul-21	15,569	12,361	13,830
Aug-21	15,681	12,337	13,878
Sep-21	15,445	12,230	13,658
Oct-21	15,632	12,227	13,754
Nov-21	15,532	12,263	13,689
Dec-21	15,677	12,232	13,812
Jan-22	15,350	11,968	13,463
Feb-22	15,238	11,835	13,288
Mar-22	15,081	11,506	13,064
Apr-22	14,676	11,069	12,508
May-22	14,689	11,141	12,562
Jun-22	14,093	10,966	12,152
Jul-22	14,297	11,234	12,548
Aug-22	14,093	10,917	12,193
Sep-22	13,818	10,445	11,506
Oct-22	13,910	10,310	11,574
Nov-22	14,267	10,689	12,108
Dec-22	14,109	10,641	11,997
Jan-23	14,469	10,968	12,424
Feb-23	14,222	10,684	12,110
Mar-23	14,409	10,956	12,372
Apr-23	14,490	11,022	12,461
May-23	14,356	10,902	12,294
Jun-23	14,597	10,863	12,409
Jul-23	14,766	10,856	12,516
Aug-23	14,651	10,786	12,365
Sep-23	14,408	10,512	12,029
Oct-23	14,244	10,346	11,808
Nov-23	14,871	10,815	12,426
Dec-23	15,524	11,229	12,925
Jan-24	15,551	11,198	12,897
Feb-24	15,696	11,040	12,852
Mar-24	15,985	11,142	13,023
Apr-24	15,535	10,860	12,682
May-24	15,964	11,044	12,940
Jun-24	16,137	11,149	13,052
Jul-24	16,465	11,409	13,378
Aug-24	16,737	11,573	13,616
Sep-24	16,926	11,728	13,826
Oct-24	16,609	11,437	13,469
Nov-24	16,968	11,558	13,668
Dec-24	16,577	11,369	13,386
Jan-25	16,811	11,430	13,556
Feb-25	17,016	11,681	13,784
Mar-25	16,676	11,685	13,728
Apr-25	16,562	11,731	13,835
May-25	16,755	11,647	13,891
Jun-25	17,141	11,826	14,169
Jul-25	17,191	11,795	14,148
Aug-25	17,457	11,936	14,387
Sep-25	17,788	12,067	14,577
Oct-25	17,969	12,142	14,671
Nov-25	18,071	12,217	14,752
Dec-25	18,041	12,199	14,778

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$161,877,435
# of Portfolio Holdings	193
Portfolio Turnover Rate	157%
Advisory Fees and Waivers	788,486

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	8.83%	3.85%	6.08%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Morningstar Conservative Target Risk Index	10.40%	1.81%	3.98%

What did the Fund invest in?

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	14.8%
Baird Core Plus Bond Fund - Class I	14.8%
iShares 7-10 Year Treasury Bond ETF	8.2%
iShares J.P. Morgan USD Emerging Markets Bond ETF	7.0%
iShares 20+ Year Treasury Bond ETF	6.8%
Dodge & Cox Income Fund - Class I	6.5%
Fidelity Advisor Capital & Income Fund - Class Z	6.4%
Frost Total Return Bond Fund - Class I	3.9%
Microsoft Corp	2.0%
NVIDIA Corp	1.7%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Utilities	0.3%Footnote Reference
Energy	1.0%Footnote Reference
Consumer Staples	1.0%Footnote Reference
Materials	2.3%Footnote Reference
Real Estate	3.1%Footnote Reference
Consumer Discretionary	6.4%Footnote Reference
Communication Services	10.4%Footnote Reference
Industrials	12.7%Footnote Reference
Health Care	13.2%Footnote Reference
Financials	17.6%Footnote Reference
Information Technology	32.0%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	23.0%Footnote Reference
Registered Investment Companies	68.4%Footnote Reference
Money Market Registered Investment Companies	8.2%Footnote Reference
Assets/Other Liabilities (Net)	0.4%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Institutional Class    IFAIX

Conservative Allocation Fund

Annual Shareholder Report

December 31, 2025

Retail Class    FLRUX

Conservative Allocation Fund

Annual Shareholder Report

December 31, 2025

Fund Overview

This annual shareholder report contains important information about the Conservative Allocation Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$124	1.21%

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and faced some volatility in 2025.

  International equities outperformed U.S. equities. While exposure to non-U.S. equities was a positive contributor to performance, the Fund held a lower international equity allocation than its benchmark, which detracted from its relative performance.

  U.S. stock selection was additive to performance.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade bonds. Overweight to Emerging market debt securities also benefited the fixed income portion of the Fund.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Retail Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Conservative Target Risk Index
Dec-15	10,000	10,000	10,000
Jan-16	9,739	10,138	9,973
Feb-16	9,813	10,210	10,051
Mar-16	10,607	10,303	10,282
Apr-16	10,968	10,343	10,367
May-16	11,285	10,345	10,358
Jun-16	11,653	10,531	10,512
Jul-16	11,882	10,598	10,641
Aug-16	11,819	10,586	10,633
Sep-16	12,159	10,580	10,664
Oct-16	11,688	10,499	10,556
Nov-16	11,772	10,250	10,415
Dec-16	11,987	10,265	10,467
Jan-17	11,942	10,285	10,547
Feb-17	12,145	10,354	10,654
Mar-17	12,330	10,349	10,676
Apr-17	12,330	10,428	10,764
May-17	12,386	10,509	10,857
Jun-17	12,381	10,498	10,852
Jul-17	12,729	10,543	10,953
Aug-17	12,645	10,638	11,029
Sep-17	12,696	10,587	11,043
Oct-17	12,617	10,593	11,090
Nov-17	12,797	10,580	11,137
Dec-17	12,903	10,628	11,200
Jan-18	13,040	10,506	11,252
Feb-18	12,817	10,406	11,092
Mar-18	12,765	10,473	11,105
Apr-18	12,725	10,395	11,058
May-18	12,811	10,469	11,109
Jun-18	12,771	10,456	11,105
Jul-18	12,921	10,459	11,176
Aug-18	13,048	10,526	11,239
Sep-18	13,030	10,458	11,204
Oct-18	12,607	10,376	10,987
Nov-18	12,613	10,438	11,077
Dec-18	12,565	10,629	11,066
Jan-19	12,814	10,742	11,350
Feb-19	12,909	10,736	11,414
Mar-19	13,057	10,942	11,582
Apr-19	13,182	10,945	11,660
May-19	12,992	11,139	11,650
Jun-19	13,385	11,279	11,902
Jul-19	13,457	11,304	11,933
Aug-19	13,486	11,597	12,028
Sep-19	13,516	11,535	12,071
Oct-19	13,594	11,570	12,164
Nov-19	13,685	11,564	12,207
Dec-19	13,853	11,556	12,307
Jan-20	13,925	11,778	12,433
Feb-20	13,640	11,990	12,361
Mar-20	12,895	11,920	11,893
Apr-20	13,174	12,132	12,316
May-20	13,436	12,188	12,516
Jun-20	13,563	12,265	12,664
Jul-20	13,936	12,448	12,954
Aug-20	14,174	12,348	13,046
Sep-20	13,991	12,341	12,957
Oct-20	13,831	12,286	12,862
Nov-20	14,419	12,406	13,330
Dec-20	14,722	12,423	13,507
Jan-21	14,642	12,334	13,411
Feb-21	14,636	12,156	13,291
Mar-21	14,759	12,005	13,290
Apr-21	15,043	12,099	13,503
May-21	15,117	12,139	13,618
Jun-21	15,265	12,224	13,700
Jul-21	15,314	12,361	13,830
Aug-21	15,419	12,337	13,878
Sep-21	15,184	12,230	13,658
Oct-21	15,371	12,227	13,754
Nov-21	15,265	12,263	13,689
Dec-21	15,405	12,232	13,812
Jan-22	15,080	11,968	13,463
Feb-22	14,969	11,835	13,288
Mar-22	14,812	11,506	13,064
Apr-22	14,415	11,069	12,508
May-22	14,428	11,141	12,562
Jun-22	13,841	10,966	12,152
Jul-22	14,037	11,234	12,548
Aug-22	13,835	10,917	12,193
Sep-22	13,561	10,445	11,506
Oct-22	13,646	10,310	11,574
Nov-22	13,981	10,689	12,108
Dec-22	13,828	10,641	11,997
Jan-23	14,179	10,968	12,424
Feb-23	13,934	10,684	12,110
Mar-23	14,106	10,956	12,372
Apr-23	14,186	11,022	12,461
May-23	14,046	10,902	12,294
Jun-23	14,286	10,863	12,409
Jul-23	14,447	10,856	12,516
Aug-23	14,333	10,786	12,365
Sep-23	14,085	10,512	12,029
Oct-23	13,929	10,346	11,808
Nov-23	14,537	10,815	12,426
Dec-23	15,164	11,229	12,925
Jan-24	15,191	11,198	12,897
Feb-24	15,328	11,040	12,852
Mar-24	15,615	11,142	13,023
Apr-24	15,168	10,860	12,682
May-24	15,587	11,044	12,940
Jun-24	15,752	11,149	13,052
Jul-24	16,062	11,409	13,378
Aug-24	16,325	11,573	13,616
Sep-24	16,512	11,728	13,826
Oct-24	16,192	11,437	13,469
Nov-24	16,539	11,558	13,668
Dec-24	16,154	11,369	13,386
Jan-25	16,378	11,430	13,556
Feb-25	16,582	11,681	13,784
Mar-25	16,245	11,685	13,728
Apr-25	16,132	11,731	13,835
May-25	16,309	11,647	13,891
Jun-25	16,683	11,826	14,169
Jul-25	16,732	11,795	14,148
Aug-25	16,988	11,936	14,387
Sep-25	17,308	12,067	14,577
Oct-25	17,479	12,142	14,671
Nov-25	17,572	12,217	14,752
Dec-25	17,536	12,199	14,778

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$161,877,435
# of Portfolio Holdings	193
Portfolio Turnover Rate	157%
Advisory Fees and Waivers	788,486

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	8.56%	3.56%	5.78%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Morningstar Conservative Target Risk Index	10.40%	1.81%	3.98%

What did the Fund invest in?

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	14.8%
Baird Core Plus Bond Fund - Class I	14.8%
iShares 7-10 Year Treasury Bond ETF	8.2%
iShares J.P. Morgan USD Emerging Markets Bond ETF	7.0%
iShares 20+ Year Treasury Bond ETF	6.8%
Dodge & Cox Income Fund - Class I	6.5%
Fidelity Advisor Capital & Income Fund - Class Z	6.4%
Frost Total Return Bond Fund - Class I	3.9%
Microsoft Corp	2.0%
NVIDIA Corp	1.7%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Utilities	0.3%Footnote Reference
Energy	1.0%Footnote Reference
Consumer Staples	1.0%Footnote Reference
Materials	2.3%Footnote Reference
Real Estate	3.1%Footnote Reference
Consumer Discretionary	6.4%Footnote Reference
Communication Services	10.4%Footnote Reference
Industrials	12.7%Footnote Reference
Health Care	13.2%Footnote Reference
Financials	17.6%Footnote Reference
Information Technology	32.0%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	23.0%Footnote Reference
Registered Investment Companies	68.4%Footnote Reference
Money Market Registered Investment Companies	8.2%Footnote Reference
Assets/Other Liabilities (Net)	0.4%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Retail Class    FLRUX

Conservative Allocation Fund

Annual Shareholder Report

December 31, 2025

Adviser Class    DYGAX

Dynamic Allocation Fund

Annual Shareholder Report

December 31, 2025

Fund Overview

This annual shareholder report contains important information about the Dynamic Allocation Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$106	1.01%

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  International equities outperformed U.S. equities. While exposure to non-U.S. equities was a positive contributor to performance, the Fund held a lower international equity allocation than its benchmark, which detracted from its relative performance.

  U.S. stock selection was additive to performance.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade bonds. Overweight to Emerging market debt securities also benefited the fixed income portion of the Fund.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Adviser Class	Russell 3000 Index	Morningstar Aggressive Target Risk Index
Dec-15	10,000	10,000	10,000
Jan-16	9,391	9,436	9,426
Feb-16	9,252	9,433	9,428
Mar-16	9,872	10,097	10,129
Apr-16	9,840	10,159	10,296
May-16	9,957	10,341	10,348
Jun-16	9,947	10,362	10,355
Jul-16	10,322	10,774	10,792
Aug-16	10,311	10,801	10,841
Sep-16	10,343	10,818	10,899
Oct-16	10,058	10,584	10,689
Nov-16	10,370	11,058	10,917
Dec-16	10,549	11,274	11,134
Jan-17	10,712	11,486	11,403
Feb-17	11,124	11,913	11,720
Mar-17	11,102	11,921	11,819
Apr-17	11,232	12,047	11,973
May-17	11,417	12,171	12,151
Jun-17	11,471	12,280	12,243
Jul-17	11,743	12,512	12,536
Aug-17	11,830	12,536	12,571
Sep-17	12,080	12,842	12,838
Oct-17	12,407	13,122	13,085
Nov-17	12,657	13,521	13,376
Dec-17	12,809	13,656	13,577
Jan-18	13,539	14,375	14,233
Feb-18	13,009	13,846	13,667
Mar-18	12,774	13,568	13,486
Apr-18	12,880	13,619	13,564
May-18	13,068	14,004	13,671
Jun-18	12,927	14,095	13,640
Jul-18	13,305	14,563	14,004
Aug-18	13,565	15,074	14,172
Sep-18	13,553	15,099	14,173
Oct-18	12,596	13,988	13,155
Nov-18	12,773	14,268	13,401
Dec-18	11,721	12,940	12,468
Jan-19	12,640	14,051	13,486
Feb-19	12,951	14,545	13,859
Mar-19	13,088	14,757	13,993
Apr-19	13,446	15,346	14,418
May-19	12,634	14,353	13,621
Jun-19	13,452	15,361	14,469
Jul-19	13,512	15,590	14,520
Aug-19	13,249	15,272	14,183
Sep-19	13,488	15,540	14,519
Oct-19	13,776	15,874	14,873
Nov-19	14,160	16,478	15,210
Dec-19	14,569	16,954	15,699
Jan-20	14,324	16,935	15,474
Feb-20	13,260	15,549	14,248
Mar-20	11,657	13,410	12,132
Apr-20	12,966	15,186	13,385
May-20	13,651	15,999	13,992
Jun-20	13,957	16,364	14,352
Jul-20	14,620	17,294	15,026
Aug-20	15,553	18,546	15,772
Sep-20	15,032	17,871	15,358
Oct-20	14,614	17,485	15,088
Nov-20	16,163	19,613	17,001
Dec-20	16,878	20,495	17,780
Jan-21	16,878	20,404	17,705
Feb-21	17,217	21,042	18,254
Mar-21	17,794	21,796	18,780
Apr-21	18,496	22,919	19,531
May-21	18,772	23,024	19,875
Jun-21	19,035	23,592	20,009
Jul-21	19,198	23,991	20,096
Aug-21	19,675	24,675	20,527
Sep-21	18,867	23,568	19,800
Oct-21	19,924	25,161	20,593
Nov-21	19,559	24,778	19,969
Dec-21	20,258	25,754	20,856
Jan-22	19,250	24,239	19,847
Feb-22	18,847	23,628	19,520
Mar-22	19,264	24,395	19,844
Apr-22	17,738	22,205	18,434
May-22	17,824	22,176	18,454
Jun-22	16,370	20,321	16,888
Jul-22	17,522	22,227	18,019
Aug-22	16,788	21,397	17,436
Sep-22	15,420	19,413	15,818
Oct-22	16,659	21,005	16,783
Nov-22	17,943	22,102	18,113
Dec-22	17,173	20,808	17,534
Jan-23	18,201	22,241	18,783
Feb-23	17,650	21,721	18,227
Mar-23	18,216	22,302	18,482
Apr-23	18,544	22,539	18,670
May-23	18,276	22,627	18,279
Jun-23	19,305	24,172	19,293
Jul-23	19,844	25,038	20,024
Aug-23	19,470	24,555	19,418
Sep-23	18,707	23,386	18,664
Oct-23	18,121	22,766	17,997
Nov-23	19,623	24,888	19,620
Dec-23	20,732	26,209	20,743
Jan-24	20,822	26,499	20,713
Feb-24	21,881	27,933	21,419
Mar-24	22,728	28,834	22,105
Apr-24	21,711	27,566	21,329
May-24	22,819	28,868	21,986
Jun-24	23,122	29,762	22,163
Jul-24	23,594	30,315	22,759
Aug-24	24,081	30,975	23,347
Sep-24	24,234	31,616	23,895
Oct-24	23,744	31,384	23,315
Nov-24	24,708	33,471	24,258
Dec-24	23,758	32,448	23,337
Jan-25	24,489	33,473	24,204
Feb-25	24,350	32,831	24,149
Mar-25	23,184	30,916	23,498
Apr-25	23,202	30,709	23,804
May-25	24,458	32,655	24,907
Jun-25	25,435	34,314	25,875
Jul-25	25,610	35,070	26,043
Aug-25	26,380	35,881	26,730
Sep-25	27,151	37,120	27,422
Oct-25	27,573	37,915	27,663
Nov-25	27,819	38,019	27,785
Dec-25	27,920	38,012	28,104

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$476,655,560
# of Portfolio Holdings	203
Portfolio Turnover Rate	289%
Advisory Fees and Waivers	2,553,470

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	17.51%	10.59%	10.81%
Russell 3000 Index	17.15%	13.15%	14.29%
Morningstar Aggressive Target Risk Index	20.43%	9.59%	10.89%

What did the Fund invest in?

Top 10 Holdings

Microsoft Corp	4.4%
NVIDIA Corp	3.8%
Alphabet Inc - Class C	3.3%
Berkshire Hathaway Inc	3.0%
Apple Inc	3.0%
Meta Platforms Inc	1.9%
General Dynamics Corp	1.3%
Bank of New York Mellon Corp/The	1.2%
Mastercard Inc	1.2%
Amgen Inc	1.0%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Utilities	0.3%Footnote Reference
Energy	1.0%Footnote Reference
Consumer Staples	1.0%Footnote Reference
Materials	2.4%Footnote Reference
Real Estate	3.0%Footnote Reference
Consumer Discretionary	6.7%Footnote Reference
Communication Services	10.8%Footnote Reference
Industrials	12.7%Footnote Reference
Health Care	12.8%Footnote Reference
Financials	17.8%Footnote Reference
Information Technology	31.5%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	51.6%Footnote Reference
Registered Investment Companies	4.5%Footnote Reference
Money Market Registered Investment Companies	41.6%Footnote Reference
Assets/Other Liabilities (Net)	2.3%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Adviser Class    DYGAX

Dynamic Allocation Fund

Annual Shareholder Report

December 31, 2025

Institutional Class    DYGIX

Dynamic Allocation Fund

Annual Shareholder Report

December 31, 2025

Fund Overview

This annual shareholder report contains important information about the Dynamic Allocation Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$105	1.00%

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  International equities outperformed U.S. equities. While exposure to non-U.S. equities was a positive contributor to performance, the Fund held a lower international equity allocation than its benchmark, which detracted from its relative performance.

  U.S. stock selection was additive to performance.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade bonds. Overweight to Emerging market debt securities also benefited the fixed income portion of the Fund.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Institutional Class	Russell 3000 Index	Morningstar Aggressive Target Risk Index
Dec-15	10,000	10,000	10,000
Jan-16	9,391	9,436	9,426
Feb-16	9,252	9,433	9,428
Mar-16	9,872	10,097	10,129
Apr-16	9,840	10,159	10,296
May-16	9,957	10,341	10,348
Jun-16	9,947	10,362	10,355
Jul-16	10,322	10,774	10,792
Aug-16	10,311	10,801	10,841
Sep-16	10,343	10,818	10,899
Oct-16	10,058	10,584	10,689
Nov-16	10,370	11,058	10,917
Dec-16	10,540	11,274	11,134
Jan-17	10,713	11,486	11,403
Feb-17	11,126	11,913	11,720
Mar-17	11,104	11,921	11,819
Apr-17	11,223	12,047	11,973
May-17	11,408	12,171	12,151
Jun-17	11,473	12,280	12,243
Jul-17	11,745	12,512	12,536
Aug-17	11,832	12,536	12,571
Sep-17	12,094	12,842	12,838
Oct-17	12,420	13,122	13,085
Nov-17	12,671	13,521	13,376
Dec-17	12,817	13,656	13,577
Jan-18	13,561	14,375	14,233
Feb-18	13,018	13,846	13,667
Mar-18	12,794	13,568	13,486
Apr-18	12,900	13,619	13,564
May-18	13,089	14,004	13,671
Jun-18	12,959	14,095	13,640
Jul-18	13,338	14,563	14,004
Aug-18	13,611	15,074	14,172
Sep-18	13,599	15,099	14,173
Oct-18	12,638	13,988	13,155
Nov-18	12,816	14,268	13,401
Dec-18	11,769	12,940	12,468
Jan-19	12,691	14,051	13,486
Feb-19	13,003	14,545	13,859
Mar-19	13,147	14,757	13,993
Apr-19	13,507	15,346	14,418
May-19	12,678	14,353	13,621
Jun-19	13,507	15,361	14,469
Jul-19	13,579	15,590	14,520
Aug-19	13,314	15,272	14,183
Sep-19	13,555	15,540	14,519
Oct-19	13,845	15,874	14,873
Nov-19	14,231	16,478	15,210
Dec-19	14,640	16,954	15,699
Jan-20	14,394	16,935	15,474
Feb-20	13,324	15,549	14,248
Mar-20	11,712	13,410	12,132
Apr-20	13,041	15,186	13,385
May-20	13,730	15,999	13,992
Jun-20	14,041	16,364	14,352
Jul-20	14,708	17,294	15,026
Aug-20	15,646	18,546	15,772
Sep-20	15,117	17,871	15,358
Oct-20	14,696	17,485	15,088
Nov-20	16,255	19,613	17,001
Dec-20	16,974	20,495	17,780
Jan-21	16,962	20,404	17,705
Feb-21	17,315	21,042	18,254
Mar-21	17,883	21,796	18,780
Apr-21	18,590	22,919	19,531
May-21	18,867	23,024	19,875
Jun-21	19,132	23,592	20,009
Jul-21	19,296	23,991	20,096
Aug-21	19,776	24,675	20,527
Sep-21	18,962	23,568	19,800
Oct-21	20,026	25,161	20,593
Nov-21	19,646	24,778	19,969
Dec-21	20,348	25,754	20,856
Jan-22	19,348	24,239	19,847
Feb-22	18,928	23,628	19,520
Mar-22	19,363	24,395	19,844
Apr-22	17,826	22,205	18,434
May-22	17,913	22,176	18,454
Jun-22	16,450	20,321	16,888
Jul-22	17,609	22,227	18,019
Aug-22	16,870	21,397	17,436
Sep-22	15,493	19,413	15,818
Oct-22	16,726	21,005	16,783
Nov-22	18,018	22,102	18,113
Dec-22	17,243	20,808	17,534
Jan-23	18,279	22,241	18,783
Feb-23	17,723	21,721	18,227
Mar-23	18,294	22,302	18,482
Apr-23	18,624	22,539	18,670
May-23	18,354	22,627	18,279
Jun-23	19,375	24,172	19,293
Jul-23	19,918	25,038	20,024
Aug-23	19,556	24,555	19,418
Sep-23	18,772	23,386	18,664
Oct-23	18,183	22,766	17,997
Nov-23	19,694	24,888	19,620
Dec-23	20,820	26,209	20,743
Jan-24	20,896	26,499	20,713
Feb-24	21,961	27,933	21,419
Mar-24	22,812	28,834	22,105
Apr-24	21,790	27,566	21,329
May-24	22,904	28,868	21,986
Jun-24	23,193	29,762	22,163
Jul-24	23,668	30,315	22,759
Aug-24	24,158	30,975	23,347
Sep-24	24,311	31,616	23,895
Oct-24	23,819	31,384	23,315
Nov-24	24,788	33,471	24,258
Dec-24	23,821	32,448	23,337
Jan-25	24,555	33,473	24,204
Feb-25	24,415	32,831	24,149
Mar-25	23,262	30,916	23,498
Apr-25	23,280	30,709	23,804
May-25	24,524	32,655	24,907
Jun-25	25,506	34,314	25,875
Jul-25	25,700	35,070	26,043
Aug-25	26,456	35,881	26,730
Sep-25	27,248	37,120	27,422
Oct-25	27,672	37,915	27,663
Nov-25	27,901	38,019	27,785
Dec-25	28,014	38,012	28,104

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$476,655,560
# of Portfolio Holdings	203
Portfolio Turnover Rate	289%
Advisory Fees and Waivers	2,553,470

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	17.60%	10.54%	10.85%
Russell 3000 Index	17.15%	13.15%	14.29%
Morningstar Aggressive Target Risk Index	20.43%	9.59%	10.89%

What did the Fund invest in?

Top 10 Holdings

Microsoft Corp	4.4%
NVIDIA Corp	3.8%
Alphabet Inc - Class C	3.3%
Berkshire Hathaway Inc	3.0%
Apple Inc	3.0%
Meta Platforms Inc	1.9%
General Dynamics Corp	1.3%
Bank of New York Mellon Corp/The	1.2%
Mastercard Inc	1.2%
Amgen Inc	1.0%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Utilities	0.3%Footnote Reference
Energy	1.0%Footnote Reference
Consumer Staples	1.0%Footnote Reference
Materials	2.4%Footnote Reference
Real Estate	3.0%Footnote Reference
Consumer Discretionary	6.7%Footnote Reference
Communication Services	10.8%Footnote Reference
Industrials	12.7%Footnote Reference
Health Care	12.8%Footnote Reference
Financials	17.8%Footnote Reference
Information Technology	31.5%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	51.6%Footnote Reference
Registered Investment Companies	4.5%Footnote Reference
Money Market Registered Investment Companies	41.6%Footnote Reference
Assets/Other Liabilities (Net)	2.3%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Institutional Class    DYGIX

Dynamic Allocation Fund

Annual Shareholder Report

December 31, 2025

Retail Class    FLDGX

Dynamic Allocation Fund

Annual Shareholder Report

December 31, 2025

Fund Overview

This annual shareholder report contains important information about the Dynamic Allocation Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$140	1.33%

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  International equities outperformed U.S. equities. While exposure to non-U.S. equities was a positive contributor to performance, the Fund held a lower international equity allocation than its benchmark, which detracted from its relative performance.

  U.S. stock selection was additive to performance.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade bonds. Overweight to Emerging market debt securities also benefited the fixed income portion of the Fund.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Retail Class	Russell 3000 Index	Morningstar Aggressive Target Risk Index
Dec-15	10,000	10,000	10,000
Jan-16	9,391	9,436	9,426
Feb-16	9,252	9,433	9,428
Mar-16	9,872	10,097	10,129
Apr-16	9,840	10,159	10,296
May-16	9,957	10,341	10,348
Jun-16	9,947	10,362	10,355
Jul-16	10,322	10,774	10,792
Aug-16	10,311	10,801	10,841
Sep-16	10,343	10,818	10,899
Oct-16	10,058	10,584	10,689
Nov-16	10,370	11,058	10,917
Dec-16	10,537	11,274	11,134
Jan-17	10,700	11,486	11,403
Feb-17	11,112	11,913	11,720
Mar-17	11,090	11,921	11,819
Apr-17	11,210	12,047	11,973
May-17	11,394	12,171	12,151
Jun-17	11,454	12,280	12,243
Jul-17	11,715	12,512	12,536
Aug-17	11,801	12,536	12,571
Sep-17	12,051	12,842	12,838
Oct-17	12,377	13,122	13,085
Nov-17	12,616	13,521	13,376
Dec-17	12,772	13,656	13,577
Jan-18	13,501	14,375	14,233
Feb-18	12,960	13,846	13,667
Mar-18	12,725	13,568	13,486
Apr-18	12,830	13,619	13,564
May-18	13,019	14,004	13,671
Jun-18	12,878	14,095	13,640
Jul-18	13,255	14,563	14,004
Aug-18	13,514	15,074	14,172
Sep-18	13,491	15,099	14,173
Oct-18	12,535	13,988	13,155
Nov-18	12,712	14,268	13,401
Dec-18	11,666	12,940	12,468
Jan-19	12,584	14,051	13,486
Feb-19	12,882	14,545	13,859
Mar-19	13,025	14,757	13,993
Apr-19	13,370	15,346	14,418
May-19	12,559	14,353	13,621
Jun-19	13,370	15,361	14,469
Jul-19	13,430	15,590	14,520
Aug-19	13,167	15,272	14,183
Sep-19	13,394	15,540	14,519
Oct-19	13,682	15,874	14,873
Nov-19	14,065	16,478	15,210
Dec-19	14,466	16,954	15,699
Jan-20	14,210	16,935	15,474
Feb-20	13,149	15,549	14,248
Mar-20	11,553	13,410	12,132
Apr-20	12,857	15,186	13,385
May-20	13,539	15,999	13,992
Jun-20	13,832	16,364	14,352
Jul-20	14,479	17,294	15,026
Aug-20	15,407	18,546	15,772
Sep-20	14,879	17,871	15,358
Oct-20	14,464	17,485	15,088
Nov-20	15,991	19,613	17,001
Dec-20	16,689	20,495	17,780
Jan-21	16,677	20,404	17,705
Feb-21	17,014	21,042	18,254
Mar-21	17,574	21,796	18,780
Apr-21	18,260	22,919	19,531
May-21	18,534	23,024	19,875
Jun-21	18,783	23,592	20,009
Jul-21	18,945	23,991	20,096
Aug-21	19,407	24,675	20,527
Sep-21	18,598	23,568	19,800
Oct-21	19,636	25,161	20,593
Nov-21	19,261	24,778	19,969
Dec-21	19,951	25,754	20,856
Jan-22	18,963	24,239	19,847
Feb-22	18,548	23,628	19,520
Mar-22	18,963	24,395	19,844
Apr-22	17,445	22,205	18,434
May-22	17,531	22,176	18,454
Jun-22	16,098	20,321	16,888
Jul-22	17,216	22,227	18,019
Aug-22	16,499	21,397	17,436
Sep-22	15,153	19,413	15,818
Oct-22	16,357	21,005	16,783
Nov-22	17,605	22,102	18,113
Dec-22	16,853	20,808	17,534
Jan-23	17,847	22,241	18,783
Feb-23	17,313	21,721	18,227
Mar-23	17,862	22,302	18,482
Apr-23	18,189	22,539	18,670
May-23	17,906	22,627	18,279
Jun-23	18,916	24,172	19,293
Jul-23	19,422	25,038	20,024
Aug-23	19,065	24,555	19,418
Sep-23	18,306	23,386	18,664
Oct-23	17,725	22,766	17,997
Nov-23	19,201	24,888	19,620
Dec-23	20,281	26,209	20,743
Jan-24	20,356	26,499	20,713
Feb-24	21,391	27,933	21,419
Mar-24	22,215	28,834	22,105
Apr-24	21,208	27,566	21,329
May-24	22,290	28,868	21,986
Jun-24	22,576	29,762	22,163
Jul-24	23,028	30,315	22,759
Aug-24	23,496	30,975	23,347
Sep-24	23,631	31,616	23,895
Oct-24	23,148	31,384	23,315
Nov-24	24,085	33,471	24,258
Dec-24	23,153	32,448	23,337
Jan-25	23,857	33,473	24,204
Feb-25	23,720	32,831	24,149
Mar-25	22,586	30,916	23,498
Apr-25	22,603	30,709	23,804
May-25	23,809	32,655	24,907
Jun-25	24,756	34,314	25,875
Jul-25	24,929	35,070	26,043
Aug-25	25,672	35,881	26,730
Sep-25	26,415	37,120	27,422
Oct-25	26,814	37,915	27,663
Nov-25	27,039	38,019	27,785
Dec-25	27,140	38,012	28,104

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$476,655,560
# of Portfolio Holdings	203
Portfolio Turnover Rate	289%
Advisory Fees and Waivers	2,553,470

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	17.22%	10.21%	10.50%
Russell 3000 Index	17.15%	13.15%	14.29%
Morningstar Aggressive Target Risk Index	20.43%	9.59%	10.89%

What did the Fund invest in?

Top 10 Holdings

Microsoft Corp	4.4%
NVIDIA Corp	3.8%
Alphabet Inc - Class C	3.3%
Berkshire Hathaway Inc	3.0%
Apple Inc	3.0%
Meta Platforms Inc	1.9%
General Dynamics Corp	1.3%
Bank of New York Mellon Corp/The	1.2%
Mastercard Inc	1.2%
Amgen Inc	1.0%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Utilities	0.3%Footnote Reference
Energy	1.0%Footnote Reference
Consumer Staples	1.0%Footnote Reference
Materials	2.4%Footnote Reference
Real Estate	3.0%Footnote Reference
Consumer Discretionary	6.7%Footnote Reference
Communication Services	10.8%Footnote Reference
Industrials	12.7%Footnote Reference
Health Care	12.8%Footnote Reference
Financials	17.8%Footnote Reference
Information Technology	31.5%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	51.6%Footnote Reference
Registered Investment Companies	4.5%Footnote Reference
Money Market Registered Investment Companies	41.6%Footnote Reference
Assets/Other Liabilities (Net)	2.3%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Retail Class    FLDGX

Dynamic Allocation Fund

Annual Shareholder Report

December 31, 2025

Adviser Class    GBPAX

Global Allocation Fund

Annual Shareholder Report

December 31, 2025

Fund Overview

This annual shareholder report contains important information about the Global Allocation Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$161	1.54%

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and faced some volatility in 2025.

  International equities outperformed U.S. equities. While exposure to non-U.S. equities was a positive contributor to performance, the Fund held a lower international equity allocation than its benchmark, which detracted from its relative performance.

  U.S. stock selection was additive to performance.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade bonds. Overweight to Emerging market debt securities also benefited the fixed income portion of the Fund.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Adviser Class	Russell 3000 Index	Morningstar Global Allocation Index
Dec-15	10,000	10,000	10,000
Jan-16	9,347	9,436	9,665
Feb-16	9,218	9,433	9,729
Mar-16	9,914	10,097	10,245
Apr-16	9,914	10,159	10,401
May-16	9,904	10,341	10,370
Jun-16	9,882	10,362	10,455
Jul-16	10,269	10,774	10,770
Aug-16	10,301	10,801	10,785
Sep-16	10,409	10,818	10,849
Oct-16	10,129	10,584	10,635
Nov-16	10,204	11,058	10,562
Dec-16	10,366	11,274	10,700
Jan-17	10,637	11,486	10,916
Feb-17	10,875	11,913	11,131
Mar-17	10,994	11,921	11,226
Apr-17	11,146	12,047	11,386
May-17	11,309	12,171	11,588
Jun-17	11,373	12,280	11,623
Jul-17	11,742	12,512	11,863
Aug-17	11,851	12,536	11,930
Sep-17	12,101	12,842	12,056
Oct-17	12,415	13,122	12,197
Nov-17	12,589	13,521	12,388
Dec-17	12,734	13,656	12,526
Jan-18	13,396	14,375	12,964
Feb-18	12,911	13,846	12,596
Mar-18	12,723	13,568	12,505
Apr-18	12,800	13,619	12,512
May-18	12,811	14,004	12,530
Jun-18	12,657	14,095	12,485
Jul-18	12,978	14,563	12,699
Aug-18	13,089	15,074	12,807
Sep-18	13,100	15,099	12,791
Oct-18	12,103	13,988	12,151
Nov-18	12,192	14,268	12,292
Dec-18	11,877	12,940	11,835
Jan-19	12,051	14,051	12,454
Feb-19	12,202	14,545	12,633
Mar-19	12,289	14,757	12,791
Apr-19	12,544	15,346	13,033
May-19	11,882	14,353	12,659
Jun-19	12,573	15,361	13,228
Jul-19	12,527	15,590	13,251
Aug-19	12,294	15,272	13,170
Sep-19	12,538	15,540	13,291
Oct-19	12,818	15,874	13,543
Nov-19	13,063	16,478	13,715
Dec-19	13,462	16,954	14,029
Jan-20	13,165	16,935	14,010
Feb-20	12,276	15,549	13,362
Mar-20	10,852	13,410	12,120
Apr-20	11,256	15,186	12,950
May-20	11,540	15,999	13,352
Jun-20	11,671	16,364	13,646
Jul-20	12,062	17,294	14,221
Aug-20	12,715	18,546	14,729
Sep-20	12,394	17,871	14,431
Oct-20	12,073	17,485	14,220
Nov-20	13,324	19,613	15,404
Dec-20	13,923	20,495	15,929
Jan-21	13,898	20,404	15,828
Feb-21	14,166	21,042	15,967
Mar-21	14,520	21,796	16,154
Apr-21	14,995	22,919	16,685
May-21	15,288	23,024	16,891
Jun-21	15,386	23,592	16,993
Jul-21	15,422	23,991	17,123
Aug-21	15,690	24,675	17,367
Sep-21	15,154	23,568	16,834
Oct-21	15,678	25,161	17,305
Nov-21	15,300	24,778	17,011
Dec-21	15,719	25,754	17,412
Jan-22	15,177	24,239	16,703
Feb-22	14,920	23,628	16,381
Mar-22	14,852	24,395	16,399
Apr-22	14,067	22,205	15,289
May-22	14,108	22,176	15,309
Jun-22	13,539	20,321	14,326
Jul-22	13,891	22,227	15,073
Aug-22	13,444	21,397	14,543
Sep-22	12,564	19,413	13,396
Oct-22	13,147	21,005	13,844
Nov-22	14,109	22,102	14,762
Dec-22	13,750	20,808	14,433
Jan-23	14,555	22,241	15,237
Feb-23	14,105	21,721	14,810
Mar-23	14,473	22,302	15,210
Apr-23	14,719	22,539	15,365
May-23	14,391	22,627	15,161
Jun-23	15,019	24,172	15,716
Jul-23	15,446	25,038	16,099
Aug-23	15,006	24,555	15,752
Sep-23	14,442	23,386	15,185
Oct-23	14,027	22,766	14,803
Nov-23	15,119	24,888	15,914
Dec-23	15,926	26,209	16,665
Jan-24	15,884	26,499	16,642
Feb-24	16,483	27,933	16,995
Mar-24	17,041	28,834	17,376
Apr-24	16,397	27,566	16,853
May-24	17,125	28,868	17,375
Jun-24	17,209	29,762	17,609
Jul-24	17,589	30,315	18,014
Aug-24	17,941	30,975	18,429
Sep-24	18,152	31,616	18,804
Oct-24	17,628	31,384	18,295
Nov-24	18,081	33,471	18,753
Dec-24	17,425	32,448	18,294
Jan-25	17,979	33,473	18,704
Feb-25	18,137	32,831	18,743
Mar-25	17,591	30,916	18,342
Apr-25	17,734	30,709	18,611
May-25	18,559	32,655	19,218
Jun-25	19,241	34,314	19,870
Jul-25	19,162	35,070	19,955
Aug-25	19,766	35,881	20,385
Sep-25	20,308	37,120	20,886
Oct-25	20,627	37,915	21,159
Nov-25	20,755	38,019	21,206
Dec-25	20,874	38,012	21,346

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$39,271,123
# of Portfolio Holdings	199
Portfolio Turnover Rate	233%
Advisory Fees and Waivers	284,941

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	19.79%	8.44%	7.64%
Russell 3000 Index	17.15%	13.15%	14.29%
Morningstar Global Allocation Index	16.68%	6.03%	7.88%

What did the Fund invest in?

Top 10 Holdings

iShares MSCI Japan ETF	5.5%
iShares MSCI United Kingdom ETF	3.3%
Microsoft Corp	3.1%
iShares MSCI Taiwan ETF	2.5%
NVIDIA Corp	2.4%
iShares MSCI South Korea ETF	2.2%
Baird Core Plus Bond Fund - Class I	2.1%
Fidelity Total Bond Fund - Class Z	2.1%
Alphabet Inc - Class C	2.1%
Berkshire Hathaway Inc	2.0%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Utilities	0.5%Footnote Reference
Consumer Staples	1.0%Footnote Reference
Energy	1.1%Footnote Reference
Materials	2.1%Footnote Reference
Real Estate	3.4%Footnote Reference
Consumer Discretionary	6.7%Footnote Reference
Communication Services	10.4%Footnote Reference
Industrials	12.3%Footnote Reference
Health Care	12.9%Footnote Reference
Financials	17.6%Footnote Reference
Information Technology	32.0%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	33.5%Footnote Reference
Registered Investment Companies	36.4%Footnote Reference
Money Market Registered Investment Companies	27.9%Footnote Reference
Assets/Other Liabilities (Net)	2.2%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Adviser Class    GBPAX

Global Allocation Fund

Annual Shareholder Report

December 31, 2025

Institutional Class    GBPIX

Global Allocation Fund

Annual Shareholder Report

December 31, 2025

Fund Overview

This annual shareholder report contains important information about the Global Allocation Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$154	1.48%

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and faced some volatility in 2025.

  International equities outperformed U.S. equities. While exposure to non-U.S. equities was a positive contributor to performance, the Fund held a lower international equity allocation than its benchmark, which detracted from its relative performance.

  U.S. stock selection was additive to performance.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade bonds. Overweight to Emerging market debt securities also benefited the fixed income portion of the Fund.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Institutional Class	Russell 3000 Index	Morningstar Global Allocation Index
Dec-15	10,000	10,000	10,000
Jan-16	9,347	9,436	9,665
Feb-16	9,218	9,433	9,729
Mar-16	9,914	10,097	10,245
Apr-16	9,914	10,159	10,401
May-16	9,904	10,341	10,370
Jun-16	9,882	10,362	10,455
Jul-16	10,269	10,774	10,770
Aug-16	10,301	10,801	10,785
Sep-16	10,409	10,818	10,849
Oct-16	10,129	10,584	10,635
Nov-16	10,204	11,058	10,562
Dec-16	10,366	11,274	10,700
Jan-17	10,636	11,486	10,916
Feb-17	10,874	11,913	11,131
Mar-17	10,993	11,921	11,226
Apr-17	11,145	12,047	11,386
May-17	11,307	12,171	11,588
Jun-17	11,372	12,280	11,623
Jul-17	11,741	12,512	11,863
Aug-17	11,849	12,536	11,930
Sep-17	12,098	12,842	12,056
Oct-17	12,424	13,122	12,197
Nov-17	12,597	13,521	12,388
Dec-17	12,757	13,656	12,526
Jan-18	13,419	14,375	12,964
Feb-18	12,934	13,846	12,596
Mar-18	12,757	13,568	12,505
Apr-18	12,823	13,619	12,512
May-18	12,845	14,004	12,530
Jun-18	12,691	14,095	12,485
Jul-18	13,012	14,563	12,699
Aug-18	13,134	15,074	12,807
Sep-18	13,146	15,099	12,791
Oct-18	12,147	13,988	12,151
Nov-18	12,236	14,268	12,292
Dec-18	11,919	12,940	11,835
Jan-19	12,105	14,051	12,454
Feb-19	12,256	14,545	12,633
Mar-19	12,349	14,757	12,791
Apr-19	12,606	15,346	13,033
May-19	11,941	14,353	12,659
Jun-19	12,641	15,361	13,228
Jul-19	12,606	15,590	13,251
Aug-19	12,360	15,272	13,170
Sep-19	12,617	15,540	13,291
Oct-19	12,899	15,874	13,543
Nov-19	13,145	16,478	13,715
Dec-19	13,546	16,954	14,029
Jan-20	13,248	16,935	14,010
Feb-20	12,342	15,549	13,362
Mar-20	10,923	13,410	12,120
Apr-20	11,328	15,186	12,950
May-20	11,614	15,999	13,352
Jun-20	11,745	16,364	13,646
Jul-20	12,139	17,294	14,221
Aug-20	12,795	18,546	14,729
Sep-20	12,474	17,871	14,431
Oct-20	12,150	17,485	14,220
Nov-20	13,413	19,613	15,404
Dec-20	14,011	20,495	15,929
Jan-21	13,998	20,404	15,828
Feb-21	14,269	21,042	15,967
Mar-21	14,626	21,796	16,154
Apr-21	15,106	22,919	16,685
May-21	15,402	23,024	16,891
Jun-21	15,500	23,592	16,993
Jul-21	15,537	23,991	17,123
Aug-21	15,808	24,675	17,367
Sep-21	15,266	23,568	16,834
Oct-21	15,796	25,161	17,305
Nov-21	15,402	24,778	17,011
Dec-21	15,838	25,754	17,412
Jan-22	15,291	24,239	16,703
Feb-22	15,018	23,628	16,381
Mar-22	14,963	24,395	16,399
Apr-22	14,170	22,205	15,289
May-22	14,211	22,176	15,309
Jun-22	13,636	20,321	14,326
Jul-22	13,992	22,227	15,073
Aug-22	13,540	21,397	14,543
Sep-22	12,651	19,413	13,396
Oct-22	13,240	21,005	13,844
Nov-22	14,212	22,102	14,762
Dec-22	13,849	20,808	14,433
Jan-23	14,662	22,241	15,237
Feb-23	14,207	21,721	14,810
Mar-23	14,565	22,302	15,210
Apr-23	14,827	22,539	15,365
May-23	14,496	22,627	15,161
Jun-23	15,117	24,172	15,716
Jul-23	15,547	25,038	16,099
Aug-23	15,117	24,555	15,752
Sep-23	14,548	23,386	15,185
Oct-23	14,116	22,766	14,803
Nov-23	15,217	24,888	15,914
Dec-23	16,047	26,209	16,665
Jan-24	15,991	26,499	16,642
Feb-24	16,610	27,933	16,995
Mar-24	17,145	28,834	17,376
Apr-24	16,509	27,566	16,853
May-24	17,244	28,868	17,375
Jun-24	17,329	29,762	17,609
Jul-24	17,712	30,315	18,014
Aug-24	18,067	30,975	18,429
Sep-24	18,280	31,616	18,804
Oct-24	17,737	31,384	18,295
Nov-24	18,194	33,471	18,753
Dec-24	17,563	32,448	18,294
Jan-25	18,121	33,473	18,704
Feb-25	18,169	32,831	18,743
Mar-25	17,634	30,916	18,342
Apr-25	17,779	30,709	18,611
May-25	18,595	32,655	19,218
Jun-25	19,268	34,314	19,870
Jul-25	19,204	35,070	19,955
Aug-25	19,815	35,881	20,385
Sep-25	20,362	37,120	20,886
Oct-25	20,669	37,915	21,159
Nov-25	20,798	38,019	21,206
Dec-25	20,936	38,012	21,346

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$39,271,123
# of Portfolio Holdings	199
Portfolio Turnover Rate	233%
Advisory Fees and Waivers	284,941

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	19.21%	8.36%	7.67%
Russell 3000 Index	17.15%	13.15%	14.29%
Morningstar Global Allocation Index	16.68%	6.03%	7.88%

What did the Fund invest in?

Top 10 Holdings

iShares MSCI Japan ETF	5.5%
iShares MSCI United Kingdom ETF	3.3%
Microsoft Corp	3.1%
iShares MSCI Taiwan ETF	2.5%
NVIDIA Corp	2.4%
iShares MSCI South Korea ETF	2.2%
Baird Core Plus Bond Fund - Class I	2.1%
Fidelity Total Bond Fund - Class Z	2.1%
Alphabet Inc - Class C	2.1%
Berkshire Hathaway Inc	2.0%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Utilities	0.5%Footnote Reference
Consumer Staples	1.0%Footnote Reference
Energy	1.1%Footnote Reference
Materials	2.1%Footnote Reference
Real Estate	3.4%Footnote Reference
Consumer Discretionary	6.7%Footnote Reference
Communication Services	10.4%Footnote Reference
Industrials	12.3%Footnote Reference
Health Care	12.9%Footnote Reference
Financials	17.6%Footnote Reference
Information Technology	32.0%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	33.5%Footnote Reference
Registered Investment Companies	36.4%Footnote Reference
Money Market Registered Investment Companies	27.9%Footnote Reference
Assets/Other Liabilities (Net)	2.2%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Institutional Class    GBPIX

Global Allocation Fund

Annual Shareholder Report

December 31, 2025

Retail Class    FLFGX

Global Allocation Fund

Annual Shareholder Report

December 31, 2025

Fund Overview

This annual shareholder report contains important information about the Global Allocation Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$195	1.87%

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and faced some volatility in 2025.

  International equities outperformed U.S. equities. While exposure to non-U.S. equities was a positive contributor to performance, the Fund held a lower international equity allocation than its benchmark, which detracted from its relative performance.

  U.S. stock selection was additive to performance.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade bonds. Overweight to Emerging market debt securities also benefited the fixed income portion of the Fund.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Retail Class	Russell 3000 Index	Morningstar Global Allocation Index
Dec-15	10,000	10,000	10,000
Jan-16	9,347	9,436	9,665
Feb-16	9,218	9,433	9,729
Mar-16	9,914	10,097	10,245
Apr-16	9,914	10,159	10,401
May-16	9,904	10,341	10,370
Jun-16	9,882	10,362	10,455
Jul-16	10,269	10,774	10,770
Aug-16	10,301	10,801	10,785
Sep-16	10,409	10,818	10,849
Oct-16	10,129	10,584	10,635
Nov-16	10,204	11,058	10,562
Dec-16	10,354	11,274	10,700
Jan-17	10,614	11,486	10,916
Feb-17	10,852	11,913	11,131
Mar-17	10,971	11,921	11,226
Apr-17	11,112	12,047	11,386
May-17	11,275	12,171	11,588
Jun-17	11,334	12,280	11,623
Jul-17	11,703	12,512	11,863
Aug-17	11,800	12,536	11,930
Sep-17	12,049	12,842	12,056
Oct-17	12,364	13,122	12,197
Nov-17	12,526	13,521	12,388
Dec-17	12,666	13,656	12,526
Jan-18	13,325	14,375	12,964
Feb-18	12,842	13,846	12,596
Mar-18	12,655	13,568	12,505
Apr-18	12,721	13,619	12,512
May-18	12,732	14,004	12,530
Jun-18	12,573	14,095	12,485
Jul-18	12,892	14,563	12,699
Aug-18	13,002	15,074	12,807
Sep-18	13,013	15,099	12,791
Oct-18	12,023	13,988	12,151
Nov-18	12,100	14,268	12,292
Dec-18	11,788	12,940	11,835
Jan-19	11,972	14,051	12,454
Feb-19	12,111	14,545	12,633
Mar-19	12,191	14,757	12,791
Apr-19	12,445	15,346	13,033
May-19	11,787	14,353	12,659
Jun-19	12,468	15,361	13,228
Jul-19	12,422	15,590	13,251
Aug-19	12,191	15,272	13,170
Sep-19	12,434	15,540	13,291
Oct-19	12,700	15,874	13,543
Nov-19	12,943	16,478	13,715
Dec-19	13,340	16,954	14,029
Jan-20	13,034	16,935	14,010
Feb-20	12,150	15,549	13,362
Mar-20	10,747	13,410	12,120
Apr-20	11,136	15,186	12,950
May-20	11,407	15,999	13,352
Jun-20	11,549	16,364	13,646
Jul-20	11,926	17,294	14,221
Aug-20	12,562	18,546	14,729
Sep-20	12,244	17,871	14,431
Oct-20	11,926	17,485	14,220
Nov-20	13,163	19,613	15,404
Dec-20	13,735	20,495	15,929
Jan-21	13,723	20,404	15,828
Feb-21	13,976	21,042	15,967
Mar-21	14,326	21,796	16,154
Apr-21	14,796	22,919	16,685
May-21	15,073	23,024	16,891
Jun-21	15,169	23,592	16,993
Jul-21	15,193	23,991	17,123
Aug-21	15,458	24,675	17,367
Sep-21	14,928	23,568	16,834
Oct-21	15,434	25,161	17,305
Nov-21	15,049	24,778	17,011
Dec-21	15,464	25,754	17,412
Jan-22	14,915	24,239	16,703
Feb-22	14,661	23,628	16,381
Mar-22	14,580	24,395	16,399
Apr-22	13,817	22,205	15,289
May-22	13,844	22,176	15,309
Jun-22	13,282	20,321	14,326
Jul-22	13,616	22,227	15,073
Aug-22	13,174	21,397	14,543
Sep-22	12,304	19,413	13,396
Oct-22	12,880	21,005	13,844
Nov-22	13,818	22,102	14,762
Dec-22	13,463	20,808	14,433
Jan-23	14,245	22,241	15,237
Feb-23	13,800	21,721	14,810
Mar-23	14,151	22,302	15,210
Apr-23	14,394	22,539	15,365
May-23	14,070	22,627	15,161
Jun-23	14,664	24,172	15,716
Jul-23	15,084	25,038	16,099
Aug-23	14,650	24,555	15,752
Sep-23	14,094	23,386	15,185
Oct-23	13,686	22,766	14,803
Nov-23	14,734	24,888	15,914
Dec-23	15,532	26,209	16,665
Jan-24	15,477	26,499	16,642
Feb-24	16,067	27,933	16,995
Mar-24	16,589	28,834	17,376
Apr-24	15,969	27,566	16,853
May-24	16,671	28,868	17,375
Jun-24	16,754	29,762	17,609
Jul-24	17,113	30,315	18,014
Aug-24	17,445	30,975	18,429
Sep-24	17,638	31,616	18,804
Oct-24	17,124	31,384	18,295
Nov-24	17,555	33,471	18,753
Dec-24	16,934	32,448	18,294
Jan-25	17,462	33,473	18,704
Feb-25	17,508	32,831	18,743
Mar-25	16,988	30,916	18,342
Apr-25	17,113	30,709	18,611
May-25	17,906	32,655	19,218
Jun-25	18,560	34,314	19,870
Jul-25	18,482	35,070	19,955
Aug-25	19,059	35,881	20,385
Sep-25	19,575	37,120	20,886
Oct-25	19,872	37,915	21,159
Nov-25	19,997	38,019	21,206
Dec-25	20,112	38,012	21,346

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$39,271,123
# of Portfolio Holdings	199
Portfolio Turnover Rate	233%
Advisory Fees and Waivers	284,941

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	18.77%	7.93%	7.24%
Russell 3000 Index	17.15%	13.15%	14.29%
Morningstar Global Allocation Index	16.68%	6.03%	7.88%

What did the Fund invest in?

Top 10 Holdings

iShares MSCI Japan ETF	5.5%
iShares MSCI United Kingdom ETF	3.3%
Microsoft Corp	3.1%
iShares MSCI Taiwan ETF	2.5%
NVIDIA Corp	2.4%
iShares MSCI South Korea ETF	2.2%
Baird Core Plus Bond Fund - Class I	2.1%
Fidelity Total Bond Fund - Class Z	2.1%
Alphabet Inc - Class C	2.1%
Berkshire Hathaway Inc	2.0%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Utilities	0.5%Footnote Reference
Consumer Staples	1.0%Footnote Reference
Energy	1.1%Footnote Reference
Materials	2.1%Footnote Reference
Real Estate	3.4%Footnote Reference
Consumer Discretionary	6.7%Footnote Reference
Communication Services	10.4%Footnote Reference
Industrials	12.3%Footnote Reference
Health Care	12.9%Footnote Reference
Financials	17.6%Footnote Reference
Information Technology	32.0%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	33.5%Footnote Reference
Registered Investment Companies	36.4%Footnote Reference
Money Market Registered Investment Companies	27.9%Footnote Reference
Assets/Other Liabilities (Net)	2.2%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Retail Class    FLFGX

Global Allocation Fund

Annual Shareholder Report

December 31, 2025

Class F    MDFXX

Government Money Market Fund

Annual Shareholder Report

December 31, 2025

Fund Overview

This annual shareholder report contains important information about the Government Money Market Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Class F	$18	0.17%

Fund Statistics

  Total Net Assets$1,120,692,007
  # of Portfolio Holdings66
  Portfolio Turnover RateN/A
  Advisory Fees and Waivers0

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Class F	4.16%	3.24%	2.22%

Yields

.	7-Day Subsidized Yield	7-Day Unsubsidized Yield
Government Money Market Fund	3.58%	3.32%

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s performance prior to October 7, 2016 reflects the performance of a predecessor fund, the Institutional Class of the Meeder Prime Money Market Fund, which was distributed and transferred to the Institutional Prime Money Market Fund upon its inception. The Institutional Prime Money Market Fund has since changed its name to the Government Money Market Fund with a new investment strategy. The subsidized 7-day current yield is the current annualized net yield of the Fund. The unsubsidized 7-day current yield does not reflect the effect of any fee waivers or expense reimbursements made by the Fund’s investment adviser. The 7-day current yield more closely reflects the current earnings of the Fund than total return.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Top 10 Holdings

RBC Capital Markets Repurchase Agreement (Collateralized by a $96,747,200 US Treasury Note, 0.75%, due 1/31/28, fair value $91,800,052) (proceeds $90,017,750), purchase date 12/31/25	8.0%
Freddie Mac	6.7%
Federal Home Loan Banks (Secured Overnight Financing Rate + 0.02%)	4.5%
Tennessee Valley Authority	4.5%
United States Treasury Floating Rate Note (U.S. 3 Month Treasury + 0.245%)	4.2%
United States Treasury Bill	4.0%
United States Treasury Bill	4.0%
Federal Home Loan Discount	2.9%
Federal Home Loan Discount	2.4%
Federal Home Loan Banks (Secured Overnight Financing Rate + 0.00%)	2.2%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
U.S. Treasury Notes	5.8%Footnote Reference
Money Market Registered Investment Companies	7.9%Footnote Reference
Repurchase Agreements	8.0%Footnote Reference
U.S. Treasury Bills	18.9%Footnote Reference
U.S. Government Agencies	59.5%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Material Fund Changes

Effective January 1, 2026, the annual investment advisory fee payable to Meeder Asset Management, Inc. for management of the Government Money Market Fund was reduced to 0.15%. Due to an existing contractual waiver of advisory fees for all share classes of the Government Money Market Fund, this change has no effect on the net Total Annual Fund Operating Expenses After Fee Waivers. For more information regarding the Fund's investment advisory fee, please refer to the Fund's prospectus.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Class F    MDFXX

Government Money Market Fund

Annual Shareholder Report

December 31, 2025

Class X    MDXXX

Government Money Market Fund

Annual Shareholder Report

December 31, 2025

Fund Overview

This annual shareholder report contains important information about the Government Money Market Fund for the period of September 26, 2025, to December 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Class X	$13	0.13%

Fund Statistics

  Total Net Assets$1,120,692,007
  # of Portfolio Holdings66
  Portfolio Turnover RateN/A
  Advisory Fees and Waivers0

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Class X	4.16%	3.24%	2.22%

Yields

.	7-Day Subsidized Yield	7-Day Unsubsidized Yield
Government Money Market Fund	3.58%	3.32%

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s performance prior to October 7, 2016 reflects the performance of a predecessor fund, the Institutional Class of the Meeder Prime Money Market Fund, which was distributed and transferred to the Institutional Prime Money Market Fund upon its inception. The Institutional Prime Money Market Fund has since changed its name to the Government Money Market Fund with a new investment strategy. The subsidized 7-day current yield is the current annualized net yield of the Fund. The unsubsidized 7-day current yield does not reflect the effect of any fee waivers or expense reimbursements made by the Fund’s investment adviser. The 7-day current yield more closely reflects the current earnings of the Fund than total return.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Top 10 Holdings

RBC Capital Markets Repurchase Agreement (Collateralized by a $96,747,200 US Treasury Note, 0.75%, due 1/31/28, fair value $91,800,052) (proceeds $90,017,750), purchase date 12/31/25	8.0%
Freddie Mac	6.7%
Federal Home Loan Banks (Secured Overnight Financing Rate + 0.02%)	4.5%
Tennessee Valley Authority	4.5%
United States Treasury Floating Rate Note (U.S. 3 Month Treasury + 0.245%)	4.2%
United States Treasury Bill	4.0%
United States Treasury Bill	4.0%
Federal Home Loan Discount	2.9%
Federal Home Loan Discount	2.4%
Federal Home Loan Banks (Secured Overnight Financing Rate + 0.00%)	2.2%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
U.S. Treasury Notes	5.8%Footnote Reference
Money Market Registered Investment Companies	7.9%Footnote Reference
Repurchase Agreements	8.0%Footnote Reference
U.S. Treasury Bills	18.9%Footnote Reference
U.S. Government Agencies	59.5%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Material Fund Changes

Effective January 1, 2026, the annual investment advisory fee payable to Meeder Asset Management, Inc. for management of the Government Money Market Fund was reduced to 0.15%. Due to an existing contractual waiver of advisory fees for all share classes of the Government Money Market Fund, this change has no effect on the net Total Annual Fund Operating Expenses After Fee Waivers. For more information regarding the Fund's investment advisory fee, please refer to the Fund's prospectus.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

MDXXX

Government Money Market Fund

Annual Shareholder Report

December 31, 2025

Class Y    MDYXX

Government Money Market Fund

Annual Shareholder Report

December 31, 2025

Fund Overview

This annual shareholder report contains important information about the Government Money Market Fund for the period of September 08, 2025, to December 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Class Y	$12	0.11%

Fund Statistics

  Total Net Assets$1,120,692,007
  # of Portfolio Holdings66
  Portfolio Turnover RateN/A
  Advisory Fees and Waivers0

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Class Y	4.17%	3.24%	2.22%

Yields

.	7-Day Subsidized Yield	7-Day Unsubsidized Yield
Government Money Market Fund	3.59%	3.33%

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s performance prior to October 7, 2016 reflects the performance of a predecessor fund, the Institutional Class of the Meeder Prime Money Market Fund, which was distributed and transferred to the Institutional Prime Money Market Fund upon its inception. The Institutional Prime Money Market Fund has since changed its name to the Government Money Market Fund with a new investment strategy. The subsidized 7-day current yield is the current annualized net yield of the Fund. The unsubsidized 7-day current yield does not reflect the effect of any fee waivers or expense reimbursements made by the Fund’s investment adviser. The 7-day current yield more closely reflects the current earnings of the Fund than total return.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Top 10 Holdings

RBC Capital Markets Repurchase Agreement (Collateralized by a $96,747,200 US Treasury Note, 0.75%, due 1/31/28, fair value $91,800,052) (proceeds $90,017,750), purchase date 12/31/25	8.0%
Freddie Mac	6.7%
Federal Home Loan Banks (Secured Overnight Financing Rate + 0.02%)	4.5%
Tennessee Valley Authority	4.5%
United States Treasury Floating Rate Note (U.S. 3 Month Treasury + 0.245%)	4.2%
United States Treasury Bill	4.0%
United States Treasury Bill	4.0%
Federal Home Loan Discount	2.9%
Federal Home Loan Discount	2.4%
Federal Home Loan Banks (Secured Overnight Financing Rate + 0.00%)	2.2%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
U.S. Treasury Notes	5.8%Footnote Reference
Money Market Registered Investment Companies	7.9%Footnote Reference
Repurchase Agreements	8.0%Footnote Reference
U.S. Treasury Bills	18.9%Footnote Reference
U.S. Government Agencies	59.5%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Material Fund Changes

Effective January 1, 2026, the annual investment advisory fee payable to Meeder Asset Management, Inc. for management of the Government Money Market Fund was reduced to 0.15%. Due to an existing contractual waiver of advisory fees for all share classes of the Government Money Market Fund, this change has no effect on the net Total Annual Fund Operating Expenses After Fee Waivers. For more information regarding the Fund's investment advisory fee, please refer to the Fund's prospectus.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

MDYXX

Government Money Market Fund

Annual Shareholder Report

December 31, 2025

Class E    FLPXX

Government Money Market Fund

Annual Shareholder Report

December 31, 2025

Fund Overview

This annual shareholder report contains important information about the Government Money Market Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Class E	$18	0.17%

Fund Statistics

  Total Net Assets$1,120,692,007
  # of Portfolio Holdings66
  Portfolio Turnover RateN/A
  Advisory Fees and Waivers0

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Class E	4.16%	3.24%	2.22%

Yields

.	7-Day Subsidized Yield	7-Day Unsubsidized Yield
Government Money Market Fund	3.58%	3.32%

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s performance prior to October 7, 2016 reflects the performance of a predecessor fund, the Institutional Class of the Meeder Prime Money Market Fund, which was distributed and transferred to the Institutional Prime Money Market Fund upon its inception. The Institutional Prime Money Market Fund has since changed its name to the Government Money Market Fund with a new investment strategy. The subsidized 7-day current yield is the current annualized net yield of the Fund. The unsubsidized 7-day current yield does not reflect the effect of any fee waivers or expense reimbursements made by the Fund’s investment adviser. The 7-day current yield more closely reflects the current earnings of the Fund than total return.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Top 10 Holdings

RBC Capital Markets Repurchase Agreement (Collateralized by a $96,747,200 US Treasury Note, 0.75%, due 1/31/28, fair value $91,800,052) (proceeds $90,017,750), purchase date 12/31/25	8.0%
Freddie Mac	6.7%
Federal Home Loan Banks (Secured Overnight Financing Rate + 0.02%)	4.5%
Tennessee Valley Authority	4.5%
United States Treasury Floating Rate Note (U.S. 3 Month Treasury + 0.245%)	4.2%
United States Treasury Bill	4.0%
United States Treasury Bill	4.0%
Federal Home Loan Discount	2.9%
Federal Home Loan Discount	2.4%
Federal Home Loan Banks (Secured Overnight Financing Rate + 0.00%)	2.2%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
U.S. Treasury Notes	5.8%Footnote Reference
Money Market Registered Investment Companies	7.9%Footnote Reference
Repurchase Agreements	8.0%Footnote Reference
U.S. Treasury Bills	18.9%Footnote Reference
U.S. Government Agencies	59.5%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Material Fund Changes

Effective January 1, 2026, the annual investment advisory fee payable to Meeder Asset Management, Inc. for management of the Government Money Market Fund was reduced to 0.15%. Due to an existing contractual waiver of advisory fees for all share classes of the Government Money Market Fund, this change has no effect on the net Total Annual Fund Operating Expenses After Fee Waivers. For more information regarding the Fund's investment advisory fee, please refer to the Fund's prospectus.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Class E    FLPXX

Government Money Market Fund

Annual Shareholder Report

December 31, 2025

Adviser Class    DVOAX

Moderate Allocation Fund

Annual Shareholder Report

December 31, 2025

Fund Overview

This annual shareholder report contains important information about the Moderate Allocation Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$108	1.04%

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and faced some volatility in 2025.

  International equities outperformed U.S. equities. While exposure to non-U.S. equities was a positive contributor to performance, the Fund held a lower international equity allocation than its benchmark, which detracted from its relative performance.

  U.S. stock selection was additive to performance.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade bonds. Overweight to Emerging market debt securities also benefited the fixed income portion of the Fund.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Adviser Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Target Risk Index
Dec-15	10,000	10,000	10,000
Jan-16	9,505	10,138	9,831
Feb-16	9,453	10,210	9,891
Mar-16	10,096	10,303	10,244
Apr-16	10,149	10,343	10,348
May-16	10,334	10,345	10,365
Jun-16	10,360	10,531	10,486
Jul-16	10,871	10,598	10,696
Aug-16	10,781	10,586	10,706
Sep-16	10,813	10,580	10,742
Oct-16	10,548	10,499	10,611
Nov-16	11,066	10,250	10,569
Dec-16	11,214	10,265	10,666
Jan-17	11,262	10,285	10,793
Feb-17	11,664	10,354	10,958
Mar-17	11,536	10,349	10,997
Apr-17	11,611	10,428	11,101
May-17	11,568	10,509	11,216
Jun-17	11,764	10,498	11,236
Jul-17	11,960	10,543	11,379
Aug-17	11,873	10,638	11,447
Sep-17	12,272	10,587	11,525
Oct-17	12,606	10,593	11,625
Nov-17	12,929	10,580	11,726
Dec-17	13,053	10,628	11,825
Jan-18	13,366	10,506	12,009
Feb-18	13,064	10,406	11,750
Mar-18	12,952	10,473	11,716
Apr-18	12,963	10,395	11,698
May-18	13,098	10,469	11,770
Jun-18	13,064	10,456	11,762
Jul-18	13,278	10,459	11,906
Aug-18	13,492	10,526	11,998
Sep-18	13,464	10,458	11,976
Oct-18	12,854	10,376	11,576
Nov-18	12,877	10,438	11,704
Dec-18	12,731	10,629	11,486
Jan-19	12,966	10,742	11,948
Feb-19	13,083	10,736	12,090
Mar-19	13,206	10,942	12,257
Apr-19	13,395	10,945	12,421
May-19	13,018	11,139	12,223
Jun-19	13,530	11,279	12,617
Jul-19	13,624	11,304	12,660
Aug-19	13,565	11,597	12,659
Sep-19	13,660	11,535	12,771
Oct-19	13,779	11,570	12,925
Nov-19	13,957	11,564	13,046
Dec-19	14,188	11,556	13,238
Jan-20	14,176	11,778	13,299
Feb-20	13,674	11,990	12,973
Mar-20	12,729	11,920	12,158
Apr-20	13,089	12,132	12,817
May-20	13,365	12,188	13,132
Jun-20	13,485	12,265	13,341
Jul-20	13,906	12,448	13,733
Aug-20	14,328	12,348	13,997
Sep-20	14,075	12,341	13,822
Oct-20	13,833	12,286	13,676
Nov-20	14,643	12,406	14,493
Dec-20	15,046	12,423	14,807
Jan-21	14,985	12,334	14,711
Feb-21	15,082	12,156	14,734
Mar-21	15,337	12,005	14,854
Apr-21	15,750	12,099	15,188
May-21	15,847	12,139	15,348
Jun-21	16,041	12,224	15,460
Jul-21	16,114	12,361	15,592
Aug-21	16,309	12,337	15,724
Sep-21	15,969	12,230	15,395
Oct-21	16,311	12,227	15,642
Nov-21	16,177	12,263	15,464
Dec-21	16,422	12,232	15,750
Jan-22	15,994	11,968	15,246
Feb-22	15,852	11,835	15,024
Mar-22	15,774	11,506	14,907
Apr-22	15,229	11,069	14,154
May-22	15,242	11,141	14,203
Jun-22	14,645	10,966	13,551
Jul-22	14,919	11,234	14,127
Aug-22	14,671	10,917	13,720
Sep-22	14,307	10,445	12,830
Oct-22	14,517	10,310	13,081
Nov-22	14,932	10,689	13,791
Dec-22	14,716	10,641	13,568
Jan-23	15,130	10,968	14,183
Feb-23	14,849	10,684	13,815
Mar-23	15,037	10,956	14,097
Apr-23	15,144	11,022	14,212
May-23	15,023	10,902	14,013
Jun-23	15,426	10,863	14,319
Jul-23	15,683	10,856	14,549
Aug-23	15,507	10,786	14,313
Sep-23	15,155	10,512	13,885
Oct-23	14,910	10,346	13,568
Nov-23	15,673	10,815	14,410
Dec-23	16,398	11,229	15,046
Jan-24	16,453	11,198	15,037
Feb-24	16,824	11,040	15,148
Mar-24	17,237	11,142	15,425
Apr-24	16,656	10,860	14,984
May-24	17,251	11,044	15,336
Jun-24	17,471	11,149	15,479
Jul-24	17,819	11,409	15,865
Aug-24	18,139	11,573	16,179
Sep-24	18,319	11,728	16,458
Oct-24	17,970	11,437	16,052
Nov-24	18,487	11,558	16,419
Dec-24	17,982	11,369	16,010
Jan-25	18,319	11,430	16,320
Feb-25	18,422	11,681	16,508
Mar-25	17,864	11,685	16,323
Apr-25	17,746	11,731	16,456
May-25	18,145	11,647	16,717
Jun-25	18,647	11,826	17,132
Jul-25	18,751	11,795	17,154
Aug-25	19,123	11,936	17,479
Sep-25	19,554	12,067	17,769
Oct-25	19,778	12,142	17,896
Nov-25	19,912	12,217	17,997
Dec-25	19,923	12,199	18,070

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$189,087,953
# of Portfolio Holdings	196
Portfolio Turnover Rate	200%
Advisory Fees and Waivers	1,106,861

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	10.79%	5.78%	7.14%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Morningstar Moderately Conservative Target Risk Index	12.87%	4.06%	6.09%

What did the Fund invest in?

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	10.6%
Baird Core Plus Bond Fund - Class I	10.4%
iShares 7-10 Year Treasury Bond ETF	5.9%
Fidelity Advisor Capital & Income Fund - Class Z	5.0%
iShares J.P. Morgan USD Emerging Markets Bond ETF	5.0%
iShares 20+ Year Treasury Bond ETF	4.8%
Dodge & Cox Income Fund - Class I	4.5%
Microsoft Corp	3.7%
NVIDIA Corp	3.1%
Frost Total Return Bond Fund - Class I	2.9%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Utilities	0.5%Footnote Reference
Energy	1.0%Footnote Reference
Consumer Staples	1.0%Footnote Reference
Materials	2.3%Footnote Reference
Real Estate	3.1%Footnote Reference
Consumer Discretionary	6.6%Footnote Reference
Communication Services	10.5%Footnote Reference
Industrials	12.7%Footnote Reference
Health Care	12.9%Footnote Reference
Financials	17.8%Footnote Reference
Information Technology	31.6%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	42.2%Footnote Reference
Registered Investment Companies	48.9%Footnote Reference
Money Market Registered Investment Companies	8.4%Footnote Reference
Assets/Other Liabilities (Net)	0.5%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Adviser Class    DVOAX

Moderate Allocation Fund

Annual Shareholder Report

December 31, 2025

Institutional Class    DVOIX

Moderate Allocation Fund

Annual Shareholder Report

December 31, 2025

Fund Overview

This annual shareholder report contains important information about the Moderate Allocation Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$107	1.03%

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and faced some volatility in 2025.

  International equities outperformed U.S. equities. While exposure to non-U.S. equities was a positive contributor to performance, the Fund held a lower international equity allocation than its benchmark, which detracted from its relative performance.

  U.S. stock selection was additive to performance.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade bonds. Overweight to Emerging market debt securities also benefited the fixed income portion of the Fund.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Target Risk Index
Dec-15	10,000	10,000	10,000
Jan-16	9,505	10,138	9,831
Feb-16	9,453	10,210	9,891
Mar-16	10,096	10,303	10,244
Apr-16	10,149	10,343	10,348
May-16	10,334	10,345	10,365
Jun-16	10,360	10,531	10,486
Jul-16	10,871	10,598	10,696
Aug-16	10,781	10,586	10,706
Sep-16	10,813	10,580	10,742
Oct-16	10,548	10,499	10,611
Nov-16	11,066	10,250	10,569
Dec-16	11,213	10,265	10,666
Jan-17	11,272	10,285	10,793
Feb-17	11,663	10,354	10,958
Mar-17	11,545	10,349	10,997
Apr-17	11,610	10,428	11,101
May-17	11,572	10,509	11,216
Jun-17	11,764	10,498	11,236
Jul-17	11,959	10,543	11,379
Aug-17	11,884	10,638	11,447
Sep-17	12,282	10,587	11,525
Oct-17	12,616	10,593	11,625
Nov-17	12,950	10,580	11,726
Dec-17	13,069	10,628	11,825
Jan-18	13,382	10,506	12,009
Feb-18	13,091	10,406	11,750
Mar-18	12,968	10,473	11,716
Apr-18	12,979	10,395	11,698
May-18	13,125	10,469	11,770
Jun-18	13,091	10,456	11,762
Jul-18	13,305	10,459	11,906
Aug-18	13,519	10,526	11,998
Sep-18	13,502	10,458	11,976
Oct-18	12,892	10,376	11,576
Nov-18	12,915	10,438	11,704
Dec-18	12,782	10,629	11,486
Jan-19	13,005	10,742	11,948
Feb-19	13,123	10,736	12,090
Mar-19	13,252	10,942	12,257
Apr-19	13,440	10,945	12,421
May-19	13,075	11,139	12,223
Jun-19	13,582	11,279	12,617
Jul-19	13,677	11,304	12,660
Aug-19	13,617	11,597	12,659
Sep-19	13,712	11,535	12,771
Oct-19	13,843	11,570	12,925
Nov-19	14,022	11,564	13,046
Dec-19	14,254	11,556	13,238
Jan-20	14,242	11,778	13,299
Feb-20	13,727	11,990	12,973
Mar-20	12,780	11,920	12,158
Apr-20	13,140	12,132	12,817
May-20	13,417	12,188	13,132
Jun-20	13,549	12,265	13,341
Jul-20	13,959	12,448	13,733
Aug-20	14,382	12,348	13,997
Sep-20	14,128	12,341	13,822
Oct-20	13,898	12,286	13,676
Nov-20	14,697	12,406	14,493
Dec-20	15,113	12,423	14,807
Jan-21	15,052	12,334	14,711
Feb-21	15,149	12,156	14,734
Mar-21	15,405	12,005	14,854
Apr-21	15,818	12,099	15,188
May-21	15,916	12,139	15,348
Jun-21	16,110	12,224	15,460
Jul-21	16,183	12,361	15,592
Aug-21	16,378	12,337	15,724
Sep-21	16,025	12,230	15,395
Oct-21	16,381	12,227	15,642
Nov-21	16,246	12,263	15,464
Dec-21	16,480	12,232	15,750
Jan-22	16,051	11,968	15,246
Feb-22	15,908	11,835	15,024
Mar-22	15,830	11,506	14,907
Apr-22	15,284	11,069	14,154
May-22	15,297	11,141	14,203
Jun-22	14,699	10,966	13,551
Jul-22	14,973	11,234	14,127
Aug-22	14,725	10,917	13,720
Sep-22	14,360	10,445	12,830
Oct-22	14,571	10,310	13,081
Nov-22	14,986	10,689	13,791
Dec-22	14,768	10,641	13,568
Jan-23	15,183	10,968	14,183
Feb-23	14,889	10,684	13,815
Mar-23	15,076	10,956	14,097
Apr-23	15,197	11,022	14,212
May-23	15,063	10,902	14,013
Jun-23	15,466	10,863	14,319
Jul-23	15,723	10,856	14,549
Aug-23	15,547	10,786	14,313
Sep-23	15,195	10,512	13,885
Oct-23	14,950	10,346	13,568
Nov-23	15,713	10,815	14,410
Dec-23	16,445	11,229	15,046
Jan-24	16,500	11,198	15,037
Feb-24	16,872	11,040	15,148
Mar-24	17,285	11,142	15,425
Apr-24	16,690	10,860	14,984
May-24	17,285	11,044	15,336
Jun-24	17,506	11,149	15,479
Jul-24	17,853	11,409	15,865
Aug-24	18,173	11,573	16,179
Sep-24	18,354	11,728	16,458
Oct-24	18,004	11,437	16,052
Nov-24	18,522	11,558	16,419
Dec-24	18,012	11,369	16,010
Jan-25	18,350	11,430	16,320
Feb-25	18,453	11,681	16,508
Mar-25	17,895	11,685	16,323
Apr-25	17,777	11,731	16,456
May-25	18,161	11,647	16,717
Jun-25	18,678	11,826	17,132
Jul-25	18,797	11,795	17,154
Aug-25	19,153	11,936	17,479
Sep-25	19,584	12,067	17,769
Oct-25	19,808	12,142	17,896
Nov-25	19,943	12,217	17,997
Dec-25	19,952	12,199	18,070

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$189,087,953
# of Portfolio Holdings	196
Portfolio Turnover Rate	200%
Advisory Fees and Waivers	1,106,861

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	10.77%	5.71%	7.15%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Morningstar Moderately Conservative Target Risk Index	12.87%	4.06%	6.09%

What did the Fund invest in?

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	10.6%
Baird Core Plus Bond Fund - Class I	10.4%
iShares 7-10 Year Treasury Bond ETF	5.9%
Fidelity Advisor Capital & Income Fund - Class Z	5.0%
iShares J.P. Morgan USD Emerging Markets Bond ETF	5.0%
iShares 20+ Year Treasury Bond ETF	4.8%
Dodge & Cox Income Fund - Class I	4.5%
Microsoft Corp	3.7%
NVIDIA Corp	3.1%
Frost Total Return Bond Fund - Class I	2.9%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Utilities	0.5%Footnote Reference
Energy	1.0%Footnote Reference
Consumer Staples	1.0%Footnote Reference
Materials	2.3%Footnote Reference
Real Estate	3.1%Footnote Reference
Consumer Discretionary	6.6%Footnote Reference
Communication Services	10.5%Footnote Reference
Industrials	12.7%Footnote Reference
Health Care	12.9%Footnote Reference
Financials	17.8%Footnote Reference
Information Technology	31.6%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	42.2%Footnote Reference
Registered Investment Companies	48.9%Footnote Reference
Money Market Registered Investment Companies	8.4%Footnote Reference
Assets/Other Liabilities (Net)	0.5%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Institutional Class    DVOIX

Moderate Allocation Fund

Annual Shareholder Report

December 31, 2025

Retail Class    FLDOX

Moderate Allocation Fund

Annual Shareholder Report

December 31, 2025

Fund Overview

This annual shareholder report contains important information about the Moderate Allocation Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$135	1.31%

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and faced some volatility in 2025.

  International equities outperformed U.S. equities. While exposure to non-U.S. equities was a positive contributor to performance, the Fund held a lower international equity allocation than its benchmark, which detracted from its relative performance.

  U.S. stock selection was additive to performance.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade bonds. Overweight to Emerging market debt securities also benefited the fixed income portion of the Fund.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Retail Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Target Risk Index
Dec-15	10,000	10,000	10,000
Jan-16	9,505	10,138	9,831
Feb-16	9,453	10,210	9,891
Mar-16	10,096	10,303	10,244
Apr-16	10,149	10,343	10,348
May-16	10,334	10,345	10,365
Jun-16	10,360	10,531	10,486
Jul-16	10,871	10,598	10,696
Aug-16	10,781	10,586	10,706
Sep-16	10,813	10,580	10,742
Oct-16	10,548	10,499	10,611
Nov-16	11,066	10,250	10,569
Dec-16	11,206	10,265	10,666
Jan-17	11,254	10,285	10,793
Feb-17	11,645	10,354	10,958
Mar-17	11,522	10,349	10,997
Apr-17	11,586	10,428	11,101
May-17	11,548	10,509	11,216
Jun-17	11,736	10,498	11,236
Jul-17	11,921	10,543	11,379
Aug-17	11,846	10,638	11,447
Sep-17	12,233	10,587	11,525
Oct-17	12,555	10,593	11,625
Nov-17	12,889	10,580	11,726
Dec-17	12,997	10,628	11,825
Jan-18	13,309	10,506	12,009
Feb-18	13,008	10,406	11,750
Mar-18	12,885	10,473	11,716
Apr-18	12,897	10,395	11,698
May-18	13,031	10,469	11,770
Jun-18	12,997	10,456	11,762
Jul-18	13,199	10,459	11,906
Aug-18	13,412	10,526	11,998
Sep-18	13,384	10,458	11,976
Oct-18	12,777	10,376	11,576
Nov-18	12,799	10,438	11,704
Dec-18	12,659	10,629	11,486
Jan-19	12,881	10,742	11,948
Feb-19	12,998	10,736	12,090
Mar-19	13,115	10,942	12,257
Apr-19	13,302	10,945	12,421
May-19	12,927	11,139	12,223
Jun-19	13,431	11,279	12,617
Jul-19	13,525	11,304	12,660
Aug-19	13,454	11,597	12,659
Sep-19	13,548	11,535	12,771
Oct-19	13,666	11,570	12,925
Nov-19	13,831	11,564	13,046
Dec-19	14,068	11,556	13,238
Jan-20	14,044	11,778	13,299
Feb-20	13,534	11,990	12,973
Mar-20	12,608	11,920	12,158
Apr-20	12,953	12,132	12,817
May-20	13,226	12,188	13,132
Jun-20	13,345	12,265	13,341
Jul-20	13,751	12,448	13,733
Aug-20	14,156	12,348	13,997
Sep-20	13,903	12,341	13,822
Oct-20	13,664	12,286	13,676
Nov-20	14,453	12,406	14,493
Dec-20	14,849	12,423	14,807
Jan-21	14,789	12,334	14,711
Feb-21	14,885	12,156	14,734
Mar-21	15,138	12,005	14,854
Apr-21	15,534	12,099	15,188
May-21	15,630	12,139	15,348
Jun-21	15,810	12,224	15,460
Jul-21	15,870	12,361	15,592
Aug-21	16,062	12,337	15,724
Sep-21	15,714	12,230	15,395
Oct-21	16,051	12,227	15,642
Nov-21	15,907	12,263	15,464
Dec-21	16,147	12,232	15,750
Jan-22	15,713	11,968	15,246
Feb-22	15,572	11,835	15,024
Mar-22	15,483	11,506	14,907
Apr-22	14,946	11,069	14,154
May-22	14,959	11,141	14,203
Jun-22	14,371	10,966	13,551
Jul-22	14,640	11,234	14,127
Aug-22	14,384	10,917	13,720
Sep-22	14,026	10,445	12,830
Oct-22	14,219	10,310	13,081
Nov-22	14,626	10,689	13,791
Dec-22	14,412	10,641	13,568
Jan-23	14,806	10,968	14,183
Feb-23	14,530	10,684	13,815
Mar-23	14,701	10,956	14,097
Apr-23	14,806	11,022	14,212
May-23	14,688	10,902	14,013
Jun-23	15,070	10,863	14,319
Jul-23	15,309	10,856	14,549
Aug-23	15,137	10,786	14,313
Sep-23	14,792	10,512	13,885
Oct-23	14,538	10,346	13,568
Nov-23	15,286	10,815	14,410
Dec-23	15,985	11,229	15,046
Jan-24	16,039	11,198	15,037
Feb-24	16,402	11,040	15,148
Mar-24	16,793	11,142	15,425
Apr-24	16,225	10,860	14,984
May-24	16,793	11,044	15,336
Jun-24	17,009	11,149	15,479
Jul-24	17,335	11,409	15,865
Aug-24	17,634	11,573	16,179
Sep-24	17,797	11,728	16,458
Oct-24	17,469	11,437	16,052
Nov-24	17,961	11,558	16,419
Dec-24	17,461	11,369	16,010
Jan-25	17,777	11,430	16,320
Feb-25	17,877	11,681	16,508
Mar-25	17,332	11,685	16,323
Apr-25	17,217	11,731	16,456
May-25	17,591	11,647	16,717
Jun-25	18,080	11,826	17,132
Jul-25	18,182	11,795	17,154
Aug-25	18,528	11,936	17,479
Sep-25	18,948	12,067	17,769
Oct-25	19,166	12,142	17,896
Nov-25	19,282	12,217	17,997
Dec-25	19,292	12,199	18,070

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$189,087,953
# of Portfolio Holdings	196
Portfolio Turnover Rate	200%
Advisory Fees and Waivers	1,106,861

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	10.48%	5.37%	6.79%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Morningstar Moderately Conservative Target Risk Index	12.87%	4.06%	6.09%

What did the Fund invest in?

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	10.6%
Baird Core Plus Bond Fund - Class I	10.4%
iShares 7-10 Year Treasury Bond ETF	5.9%
Fidelity Advisor Capital & Income Fund - Class Z	5.0%
iShares J.P. Morgan USD Emerging Markets Bond ETF	5.0%
iShares 20+ Year Treasury Bond ETF	4.8%
Dodge & Cox Income Fund - Class I	4.5%
Microsoft Corp	3.7%
NVIDIA Corp	3.1%
Frost Total Return Bond Fund - Class I	2.9%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Utilities	0.5%Footnote Reference
Energy	1.0%Footnote Reference
Consumer Staples	1.0%Footnote Reference
Materials	2.3%Footnote Reference
Real Estate	3.1%Footnote Reference
Consumer Discretionary	6.6%Footnote Reference
Communication Services	10.5%Footnote Reference
Industrials	12.7%Footnote Reference
Health Care	12.9%Footnote Reference
Financials	17.8%Footnote Reference
Information Technology	31.6%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	42.2%Footnote Reference
Registered Investment Companies	48.9%Footnote Reference
Money Market Registered Investment Companies	8.4%Footnote Reference
Assets/Other Liabilities (Net)	0.5%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Retail Class    FLDOX

Moderate Allocation Fund

Annual Shareholder Report

December 31, 2025

Adviser Class    FLMAX

Muirfield Fund

Annual Shareholder Report

December 31, 2025

Fund Overview

This annual shareholder report contains important information about the Muirfield Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$97	0.92%

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and faced some volatility in 2025.

  International equities outperformed U.S. equities. While exposure to non-U.S. equities was a positive contributor to performance, the Fund held a lower international equity allocation than its benchmark, which detracted from its relative performance.

  U.S. stock selection was additive to performance.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Adviser Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Dec-15	10,000	10,000	10,000
Jan-16	9,505	9,436	9,683
Feb-16	9,459	9,433	9,729
Mar-16	9,892	10,097	10,215
Apr-16	9,876	10,159	10,343
May-16	10,000	10,341	10,373
Jun-16	9,985	10,362	10,460
Jul-16	10,341	10,774	10,753
Aug-16	10,356	10,801	10,775
Sep-16	10,372	10,818	10,816
Oct-16	10,113	10,584	10,658
Nov-16	10,470	11,058	10,716
Dec-16	10,586	11,274	10,857
Jan-17	10,742	11,486	11,032
Feb-17	11,147	11,913	11,256
Mar-17	11,147	11,921	11,312
Apr-17	11,271	12,047	11,430
May-17	11,412	12,171	11,562
Jun-17	11,505	12,280	11,606
Jul-17	11,755	12,512	11,803
Aug-17	11,817	12,536	11,862
Sep-17	12,051	12,842	12,000
Oct-17	12,347	13,122	12,150
Nov-17	12,628	13,521	12,315
Dec-17	12,756	13,656	12,448
Jan-18	13,430	14,375	12,787
Feb-18	12,891	13,846	12,420
Mar-18	12,638	13,568	12,340
Apr-18	12,722	13,619	12,353
May-18	12,924	14,004	12,428
Jun-18	12,874	14,095	12,409
Jul-18	13,244	14,563	12,625
Aug-18	13,666	15,074	12,736
Sep-18	13,624	15,099	12,722
Oct-18	12,594	13,988	12,123
Nov-18	12,695	14,268	12,292
Dec-18	12,323	12,940	11,856
Jan-19	12,494	14,051	12,507
Feb-19	12,665	14,545	12,724
Mar-19	12,751	14,757	12,885
Apr-19	13,059	15,346	13,134
May-19	12,254	14,353	12,741
Jun-19	12,999	15,361	13,289
Jul-19	13,136	15,590	13,331
Aug-19	12,844	15,272	13,217
Sep-19	13,067	15,540	13,411
Oct-19	13,274	15,874	13,633
Nov-19	13,635	16,478	13,821
Dec-19	14,024	16,954	14,112
Jan-20	13,813	16,935	14,075
Feb-20	12,775	15,549	13,451
Mar-20	11,473	13,410	12,224
Apr-20	12,001	15,186	13,095
May-20	12,265	15,999	13,514
Jun-20	12,353	16,364	13,780
Jul-20	12,830	17,294	14,270
Aug-20	13,643	18,546	14,698
Sep-20	13,220	17,871	14,443
Oct-20	12,811	17,485	14,249
Nov-20	14,055	19,613	15,449
Dec-20	14,680	20,495	15,922
Jan-21	14,680	20,404	15,825
Feb-21	15,071	21,042	16,016
Mar-21	15,639	21,796	16,267
Apr-21	16,332	22,919	16,735
May-21	16,510	23,024	16,966
Jun-21	16,741	23,592	17,077
Jul-21	16,901	23,991	17,200
Aug-21	17,310	24,675	17,424
Sep-21	16,675	23,568	16,962
Oct-21	17,444	25,161	17,380
Nov-21	17,194	24,778	17,065
Dec-21	17,706	25,754	17,544
Jan-22	16,989	24,239	16,882
Feb-22	16,786	23,628	16,623
Mar-22	16,860	24,395	16,634
Apr-22	15,959	22,205	15,661
May-22	16,014	22,176	15,706
Jun-22	15,407	20,321	14,748
Jul-22	15,885	22,227	15,503
Aug-22	15,518	21,397	15,031
Sep-22	14,984	19,413	13,875
Oct-22	15,555	21,005	14,339
Nov-22	16,129	22,102	15,277
Dec-22	15,784	20,808	14,952
Jan-23	16,313	22,241	15,772
Feb-23	15,935	21,721	15,326
Mar-23	16,162	22,302	15,599
Apr-23	16,389	22,539	15,741
May-23	16,256	22,627	15,464
Jun-23	17,089	24,172	15,985
Jul-23	17,583	25,038	16,368
Aug-23	17,279	24,555	16,004
Sep-23	16,614	23,386	15,460
Oct-23	16,117	22,766	15,019
Nov-23	17,129	24,888	16,126
Dec-23	17,968	26,209	16,929
Jan-24	18,202	26,499	16,907
Feb-24	19,157	27,933	17,182
Mar-24	19,937	28,834	17,591
Apr-24	19,018	27,566	17,039
May-24	20,074	28,868	17,489
Jun-24	20,386	29,762	17,638
Jul-24	20,778	30,315	18,088
Aug-24	21,190	30,975	18,492
Sep-24	21,308	31,616	18,868
Oct-24	20,954	31,384	18,380
Nov-24	21,957	33,471	18,892
Dec-24	21,073	32,448	18,329
Jan-25	21,707	33,473	18,799
Feb-25	21,480	32,831	18,943
Mar-25	20,326	30,916	18,638
Apr-25	20,077	30,709	18,824
May-25	21,075	32,655	19,328
Jun-25	21,960	34,314	19,916
Jul-25	22,233	35,070	19,981
Aug-25	22,893	35,881	20,413
Sep-25	23,644	37,120	20,836
Oct-25	24,009	37,915	21,010
Nov-25	24,215	38,019	21,106
Dec-25	24,348	38,012	21,251

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$1,110,499,534
# of Portfolio Holdings	205
Portfolio Turnover Rate	307%
Advisory Fees and Waivers	6,293,886

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	15.54%	10.65%	9.31%
Russell 3000 Index	17.15%	13.15%	14.29%
Morningstar Moderate Target Risk Index	15.95%	5.95%	7.83%

What did the Fund invest in?

Top 10 Holdings

Microsoft Corp	5.9%
NVIDIA Corp	5.2%
Alphabet Inc - Class C	4.6%
Berkshire Hathaway Inc	4.0%
Apple Inc	4.0%
Meta Platforms Inc	2.5%
General Dynamics Corp	1.8%
Bank of New York Mellon Corp/The	1.6%
Mastercard Inc	1.3%
Eli Lilly & Co	1.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Utilities	0.5%Footnote Reference
Energy	0.9%Footnote Reference
Consumer Staples	1.0%Footnote Reference
Materials	2.5%Footnote Reference
Real Estate	3.2%Footnote Reference
Consumer Discretionary	6.8%Footnote Reference
Communication Services	10.8%Footnote Reference
Industrials	12.1%Footnote Reference
Health Care	12.7%Footnote Reference
Financials	17.6%Footnote Reference
Information Technology	31.9%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	68.5%Footnote Reference
Money Market Registered Investment Companies	29.9%Footnote Reference
Assets/Other Liabilities (Net)	1.6%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Adviser Class    FLMAX

Muirfield Fund

Annual Shareholder Report

December 31, 2025

Institutional Class    FLMIX

Muirfield Fund

Annual Shareholder Report

December 31, 2025

Fund Overview

This annual shareholder report contains important information about the Muirfield Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$96	0.91%

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and faced some volatility in 2025.

  International equities outperformed U.S. equities. While exposure to non-U.S. equities was a positive contributor to performance, the Fund held a lower international equity allocation than its benchmark, which detracted from its relative performance.

  U.S. stock selection was additive to performance.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Institutional Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Dec-15	10,000	10,000	10,000
Jan-16	9,505	9,436	9,683
Feb-16	9,459	9,433	9,729
Mar-16	9,892	10,097	10,215
Apr-16	9,876	10,159	10,343
May-16	10,000	10,341	10,373
Jun-16	9,985	10,362	10,460
Jul-16	10,341	10,774	10,753
Aug-16	10,356	10,801	10,775
Sep-16	10,372	10,818	10,816
Oct-16	10,113	10,584	10,658
Nov-16	10,470	11,058	10,716
Dec-16	10,590	11,274	10,857
Jan-17	10,746	11,486	11,032
Feb-17	11,151	11,913	11,256
Mar-17	11,135	11,921	11,312
Apr-17	11,276	12,047	11,430
May-17	11,416	12,171	11,562
Jun-17	11,494	12,280	11,606
Jul-17	11,759	12,512	11,803
Aug-17	11,821	12,536	11,862
Sep-17	12,055	12,842	12,000
Oct-17	12,352	13,122	12,150
Nov-17	12,632	13,521	12,315
Dec-17	12,772	13,656	12,448
Jan-18	13,430	14,375	12,787
Feb-18	12,907	13,846	12,420
Mar-18	12,654	13,568	12,340
Apr-18	12,738	13,619	12,353
May-18	12,941	14,004	12,428
Jun-18	12,890	14,095	12,409
Jul-18	13,261	14,563	12,625
Aug-18	13,700	15,074	12,736
Sep-18	13,649	15,099	12,722
Oct-18	12,617	13,988	12,123
Nov-18	12,719	14,268	12,292
Dec-18	12,368	12,940	11,856
Jan-19	12,539	14,051	12,507
Feb-19	12,711	14,545	12,724
Mar-19	12,796	14,757	12,885
Apr-19	13,088	15,346	13,134
May-19	12,299	14,353	12,741
Jun-19	13,037	15,361	13,289
Jul-19	13,174	15,590	13,331
Aug-19	12,882	15,272	13,217
Sep-19	13,123	15,540	13,411
Oct-19	13,330	15,874	13,633
Nov-19	13,692	16,478	13,821
Dec-19	14,100	16,954	14,112
Jan-20	13,870	16,935	14,075
Feb-20	12,829	15,549	13,451
Mar-20	11,523	13,410	12,224
Apr-20	12,053	15,186	13,095
May-20	12,318	15,999	13,514
Jun-20	12,406	16,364	13,780
Jul-20	12,884	17,294	14,270
Aug-20	13,699	18,546	14,698
Sep-20	13,275	17,871	14,443
Oct-20	12,865	17,485	14,249
Nov-20	14,130	19,613	15,449
Dec-20	14,756	20,495	15,922
Jan-21	14,756	20,404	15,825
Feb-21	15,131	21,042	16,016
Mar-21	15,719	21,796	16,267
Apr-21	16,414	22,919	16,735
May-21	16,592	23,024	16,966
Jun-21	16,824	23,592	17,077
Jul-21	16,984	23,991	17,200
Aug-21	17,394	24,675	17,424
Sep-21	16,756	23,568	16,962
Oct-21	17,527	25,161	17,380
Nov-21	17,276	24,778	17,065
Dec-21	17,789	25,754	17,544
Jan-22	17,070	24,239	16,882
Feb-22	16,867	23,628	16,623
Mar-22	16,941	24,395	16,634
Apr-22	16,037	22,205	15,661
May-22	16,074	22,176	15,706
Jun-22	15,484	20,321	14,748
Jul-22	15,945	22,227	15,503
Aug-22	15,576	21,397	15,031
Sep-22	15,042	19,413	13,875
Oct-22	15,614	21,005	14,339
Nov-22	16,190	22,102	15,277
Dec-22	15,844	20,808	14,952
Jan-23	16,374	22,241	15,772
Feb-23	15,995	21,721	15,326
Mar-23	16,222	22,302	15,599
Apr-23	16,450	22,539	15,741
May-23	16,317	22,627	15,464
Jun-23	17,152	24,172	15,985
Jul-23	17,628	25,038	16,368
Aug-23	17,342	24,555	16,004
Sep-23	16,675	23,386	15,460
Oct-23	16,178	22,766	15,019
Nov-23	17,192	24,888	16,126
Dec-23	18,015	26,209	16,929
Jan-24	18,249	26,499	16,907
Feb-24	19,206	27,933	17,182
Mar-24	20,006	28,834	17,591
Apr-24	19,066	27,566	17,039
May-24	20,123	28,868	17,489
Jun-24	20,436	29,762	17,638
Jul-24	20,849	30,315	18,088
Aug-24	21,241	30,975	18,492
Sep-24	21,359	31,616	18,868
Oct-24	21,005	31,384	18,380
Nov-24	22,010	33,471	18,892
Dec-24	21,101	32,448	18,329
Jan-25	21,758	33,473	18,799
Feb-25	21,532	32,831	18,943
Mar-25	20,354	30,916	18,638
Apr-25	20,105	30,709	18,824
May-25	21,126	32,655	19,328
Jun-25	22,011	34,314	19,916
Jul-25	22,284	35,070	19,981
Aug-25	22,967	35,881	20,413
Sep-25	23,696	37,120	20,836
Oct-25	24,061	37,915	21,010
Nov-25	24,289	38,019	21,106
Dec-25	24,401	38,012	21,251

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$1,110,499,534
# of Portfolio Holdings	205
Portfolio Turnover Rate	307%
Advisory Fees and Waivers	6,293,886

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	15.63%	10.58%	9.33%
Russell 3000 Index	17.15%	13.15%	14.29%
Morningstar Moderate Target Risk Index	15.95%	5.95%	7.83%

What did the Fund invest in?

Top 10 Holdings

Microsoft Corp	5.9%
NVIDIA Corp	5.2%
Alphabet Inc - Class C	4.6%
Berkshire Hathaway Inc	4.0%
Apple Inc	4.0%
Meta Platforms Inc	2.5%
General Dynamics Corp	1.8%
Bank of New York Mellon Corp/The	1.6%
Mastercard Inc	1.3%
Eli Lilly & Co	1.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Utilities	0.5%Footnote Reference
Energy	0.9%Footnote Reference
Consumer Staples	1.0%Footnote Reference
Materials	2.5%Footnote Reference
Real Estate	3.2%Footnote Reference
Consumer Discretionary	6.8%Footnote Reference
Communication Services	10.8%Footnote Reference
Industrials	12.1%Footnote Reference
Health Care	12.7%Footnote Reference
Financials	17.6%Footnote Reference
Information Technology	31.9%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	68.5%Footnote Reference
Money Market Registered Investment Companies	29.9%Footnote Reference
Assets/Other Liabilities (Net)	1.6%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Institutional Class    FLMIX

Muirfield Fund

Annual Shareholder Report

December 31, 2025

Retail Class    FLMFX

Muirfield Fund

Annual Shareholder Report

December 31, 2025

Fund Overview

This annual shareholder report contains important information about the Muirfield Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$122	1.16%

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and faced some volatility in 2025.

  International equities outperformed U.S. equities. While exposure to non-U.S. equities was a positive contributor to performance, the Fund held a lower international equity allocation than its benchmark, which detracted from its relative performance.

  U.S. stock selection was additive to performance.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Retail Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Dec-15	10,000	10,000	10,000
Jan-16	9,505	9,436	9,683
Feb-16	9,459	9,433	9,729
Mar-16	9,892	10,097	10,215
Apr-16	9,876	10,159	10,343
May-16	10,000	10,341	10,373
Jun-16	9,985	10,362	10,460
Jul-16	10,341	10,774	10,753
Aug-16	10,356	10,801	10,775
Sep-16	10,372	10,818	10,816
Oct-16	10,113	10,584	10,658
Nov-16	10,454	11,058	10,716
Dec-16	10,572	11,274	10,857
Jan-17	10,728	11,486	11,032
Feb-17	11,133	11,913	11,256
Mar-17	11,117	11,921	11,312
Apr-17	11,258	12,047	11,430
May-17	11,383	12,171	11,562
Jun-17	11,460	12,280	11,606
Jul-17	11,726	12,512	11,803
Aug-17	11,788	12,536	11,862
Sep-17	12,006	12,842	12,000
Oct-17	12,302	13,122	12,150
Nov-17	12,583	13,521	12,315
Dec-17	12,718	13,656	12,448
Jan-18	13,375	14,375	12,787
Feb-18	12,836	13,846	12,420
Mar-18	12,583	13,568	12,340
Apr-18	12,667	13,619	12,353
May-18	12,869	14,004	12,428
Jun-18	12,819	14,095	12,409
Jul-18	13,190	14,563	12,625
Aug-18	13,595	15,074	12,736
Sep-18	13,552	15,099	12,722
Oct-18	12,522	13,988	12,123
Nov-18	12,623	14,268	12,292
Dec-18	12,253	12,940	11,856
Jan-19	12,424	14,051	12,507
Feb-19	12,595	14,545	12,724
Mar-19	12,680	14,757	12,885
Apr-19	12,971	15,346	13,134
May-19	12,167	14,353	12,741
Jun-19	12,903	15,361	13,289
Jul-19	13,040	15,590	13,331
Aug-19	12,749	15,272	13,217
Sep-19	12,971	15,540	13,411
Oct-19	13,178	15,874	13,633
Nov-19	13,538	16,478	13,821
Dec-19	13,910	16,954	14,112
Jan-20	13,699	16,935	14,075
Feb-20	12,662	15,549	13,451
Mar-20	11,378	13,410	12,224
Apr-20	11,888	15,186	13,095
May-20	12,152	15,999	13,514
Jun-20	12,240	16,364	13,780
Jul-20	12,698	17,294	14,270
Aug-20	13,492	18,546	14,698
Sep-20	13,081	17,871	14,443
Oct-20	12,674	17,485	14,249
Nov-20	13,913	19,613	15,449
Dec-20	14,516	20,495	15,922
Jan-21	14,516	20,404	15,825
Feb-21	14,888	21,042	16,016
Mar-21	15,437	21,796	16,267
Apr-21	16,127	22,919	16,735
May-21	16,304	23,024	16,966
Jun-21	16,535	23,592	17,077
Jul-21	16,676	23,991	17,200
Aug-21	17,083	24,675	17,424
Sep-21	16,462	23,568	16,962
Oct-21	17,192	25,161	17,380
Nov-21	16,960	24,778	17,065
Dec-21	17,449	25,754	17,544
Jan-22	16,735	24,239	16,882
Feb-22	16,533	23,628	16,623
Mar-22	16,607	24,395	16,634
Apr-22	15,710	22,205	15,661
May-22	15,764	22,176	15,706
Jun-22	15,160	20,321	14,748
Jul-22	15,618	22,227	15,503
Aug-22	15,252	21,397	15,031
Sep-22	14,739	19,413	13,875
Oct-22	15,289	21,005	14,339
Nov-22	15,842	22,102	15,277
Dec-22	15,497	20,808	14,952
Jan-23	16,024	22,241	15,772
Feb-23	15,648	21,721	15,326
Mar-23	15,855	22,302	15,599
Apr-23	16,081	22,539	15,741
May-23	15,930	22,627	15,464
Jun-23	16,759	24,172	15,985
Jul-23	17,232	25,038	16,368
Aug-23	16,930	24,555	16,004
Sep-23	16,268	23,386	15,460
Oct-23	15,793	22,766	15,019
Nov-23	16,780	24,888	16,126
Dec-23	17,596	26,209	16,929
Jan-24	17,809	26,499	16,907
Feb-24	18,758	27,933	17,182
Mar-24	19,513	28,834	17,591
Apr-24	18,601	27,566	17,039
May-24	19,629	28,868	17,489
Jun-24	19,920	29,762	17,638
Jul-24	20,328	30,315	18,088
Aug-24	20,717	30,975	18,492
Sep-24	20,815	31,616	18,868
Oct-24	20,464	31,384	18,380
Nov-24	21,439	33,471	18,892
Dec-24	20,570	32,448	18,329
Jan-25	21,176	33,473	18,799
Feb-25	20,974	32,831	18,943
Mar-25	19,829	30,916	18,638
Apr-25	19,581	30,709	18,824
May-25	20,571	32,655	19,328
Jun-25	21,427	34,314	19,916
Jul-25	21,697	35,070	19,981
Aug-25	22,329	35,881	20,413
Sep-25	23,028	37,120	20,836
Oct-25	23,390	37,915	21,010
Nov-25	23,593	38,019	21,106
Dec-25	23,709	38,012	21,251

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$1,110,499,534
# of Portfolio Holdings	205
Portfolio Turnover Rate	307%
Advisory Fees and Waivers	6,293,886

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	15.26%	10.31%	9.02%
Russell 3000 Index	17.15%	13.15%	14.29%
Morningstar Moderate Target Risk Index	15.95%	5.95%	7.83%

What did the Fund invest in?

Top 10 Holdings

Microsoft Corp	5.9%
NVIDIA Corp	5.2%
Alphabet Inc - Class C	4.6%
Berkshire Hathaway Inc	4.0%
Apple Inc	4.0%
Meta Platforms Inc	2.5%
General Dynamics Corp	1.8%
Bank of New York Mellon Corp/The	1.6%
Mastercard Inc	1.3%
Eli Lilly & Co	1.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Utilities	0.5%Footnote Reference
Energy	0.9%Footnote Reference
Consumer Staples	1.0%Footnote Reference
Materials	2.5%Footnote Reference
Real Estate	3.2%Footnote Reference
Consumer Discretionary	6.8%Footnote Reference
Communication Services	10.8%Footnote Reference
Industrials	12.1%Footnote Reference
Health Care	12.7%Footnote Reference
Financials	17.6%Footnote Reference
Information Technology	31.9%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	68.5%Footnote Reference
Money Market Registered Investment Companies	29.9%Footnote Reference
Assets/Other Liabilities (Net)	1.6%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Retail Class    FLMFX

Muirfield Fund

Annual Shareholder Report

December 31, 2025

Adviser Class    QNTAX

Sector Rotation Fund

Annual Shareholder Report

December 31, 2025

Fund Overview

This annual shareholder report contains important information about the Sector Rotation Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$160	1.52%

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  International equities outperformed U.S. equities. While exposure to non-U.S. equities was a positive contributor to performance, the Fund held a lower international equity allocation than its benchmark, which detracted from its relative performance.

  U.S. sector rotation was a positive contributor to performance in 2025.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade bonds. Overweight to Emerging market debt securities also benefited the fixed income portion of the Fund.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Adviser Class	Russell 3000 Index	S&P MidCap 400	Russell 2000 Index
Dec-15	10,000	10,000	10,000	10,000
Jan-16	9,300	9,436	9,431	9,121
Feb-16	9,479	9,433	9,564	9,120
Mar-16	10,575	10,097	10,379	9,848
Apr-16	10,891	10,159	10,506	10,003
May-16	10,884	10,341	10,748	10,228
Jun-16	10,862	10,362	10,793	10,222
Jul-16	11,435	10,774	11,256	10,832
Aug-16	11,558	10,801	11,312	11,023
Sep-16	11,623	10,818	11,240	11,146
Oct-16	11,064	10,584	10,940	10,616
Nov-16	12,095	11,058	11,815	11,800
Dec-16	12,223	11,274	12,074	12,131
Jan-17	12,351	11,486	12,276	12,179
Feb-17	12,392	11,913	12,598	12,414
Mar-17	12,447	11,921	12,550	12,430
Apr-17	12,450	12,047	12,654	12,566
May-17	12,274	12,171	12,593	12,311
Jun-17	12,626	12,280	12,797	12,736
Jul-17	12,795	12,512	12,910	12,831
Aug-17	12,524	12,536	12,711	12,668
Sep-17	13,136	12,842	13,209	13,458
Oct-17	13,187	13,122	13,508	13,573
Nov-17	13,840	13,521	14,005	13,964
Dec-17	13,896	13,656	14,035	13,908
Jan-18	14,247	14,375	14,439	14,271
Feb-18	13,503	13,846	13,799	13,718
Mar-18	13,404	13,568	13,927	13,896
Apr-18	13,578	13,619	13,891	14,016
May-18	14,009	14,004	14,464	14,867
Jun-18	14,326	14,095	14,525	14,973
Jul-18	14,606	14,563	14,781	15,234
Aug-18	14,965	15,074	15,253	15,891
Sep-18	14,870	15,099	15,086	15,509
Oct-18	13,631	13,988	13,646	13,824
Nov-18	13,782	14,268	14,072	14,044
Dec-18	12,197	12,940	12,480	12,376
Jan-19	13,644	14,051	13,785	13,768
Feb-19	14,033	14,545	14,369	14,484
Mar-19	13,901	14,757	14,288	14,181
Apr-19	14,150	15,346	14,862	14,662
May-19	12,446	14,353	13,677	13,522
Jun-19	13,561	15,361	14,723	14,478
Jul-19	13,307	15,590	14,898	14,561
Aug-19	12,241	15,272	14,273	13,842
Sep-19	13,243	15,540	14,710	14,130
Oct-19	13,615	15,874	14,876	14,502
Nov-19	14,165	16,478	15,319	15,099
Dec-19	14,469	16,954	15,749	15,535
Jan-20	13,613	16,935	15,338	15,037
Feb-20	12,166	15,549	13,882	13,771
Mar-20	8,645	13,410	11,072	10,779
Apr-20	10,114	15,186	12,642	12,259
May-20	10,499	15,999	13,566	13,057
Jun-20	10,681	16,364	13,737	13,519
Jul-20	11,247	17,294	14,370	13,893
Aug-20	11,644	18,546	14,875	14,676
Sep-20	11,266	17,871	14,392	14,185
Oct-20	11,454	17,485	14,705	14,483
Nov-20	13,111	19,613	16,804	17,152
Dec-20	13,709	20,495	17,900	18,636
Jan-21	13,877	20,404	18,170	19,573
Feb-21	15,281	21,042	19,405	20,793
Mar-21	16,301	21,796	20,312	21,002
Apr-21	17,129	22,919	21,226	21,443
May-21	17,628	23,024	21,268	21,487
Jun-21	17,179	23,592	21,050	21,904
Jul-21	16,799	23,991	21,123	21,113
Aug-21	17,060	24,675	21,534	21,585
Sep-21	16,539	23,568	20,679	20,949
Oct-21	17,275	25,161	21,896	21,840
Nov-21	16,638	24,778	21,253	20,930
Dec-21	17,503	25,754	22,332	21,397
Jan-22	16,993	24,239	20,722	19,337
Feb-22	16,975	23,628	20,953	19,544
Mar-22	17,396	24,395	21,243	19,787
Apr-22	16,175	22,205	19,734	17,826
May-22	16,309	22,176	19,881	17,853
Jun-22	14,619	20,321	17,969	16,385
Jul-22	15,840	22,227	19,918	18,095
Aug-22	15,259	21,397	19,300	17,725
Sep-22	13,810	19,413	17,526	16,026
Oct-22	15,159	21,005	19,369	17,790
Nov-22	15,999	22,102	20,554	18,206
Dec-22	15,132	20,808	19,416	17,024
Jan-23	16,793	22,241	21,208	18,684
Feb-23	16,126	21,721	20,823	18,368
Mar-23	15,371	22,302	20,155	17,491
Apr-23	15,288	22,539	19,997	17,176
May-23	14,892	22,627	19,359	17,017
Jun-23	16,316	24,172	21,132	18,401
Jul-23	16,899	25,038	22,004	19,526
Aug-23	16,312	24,555	21,368	18,549
Sep-23	15,340	23,386	20,245	17,457
Oct-23	14,536	22,766	19,164	16,267
Nov-23	16,041	24,888	20,794	17,739
Dec-23	17,314	26,209	22,607	19,906
Jan-24	17,029	26,499	22,220	19,132
Feb-24	17,645	27,933	23,540	20,214
Mar-24	18,313	28,834	24,857	20,938
Apr-24	17,540	27,566	23,361	19,464
May-24	18,294	28,868	24,386	20,440
Jun-24	18,594	29,762	24,001	20,251
Jul-24	18,801	30,315	25,394	22,309
Aug-24	19,140	30,975	25,374	21,976
Sep-24	19,572	31,616	25,668	22,129
Oct-24	19,181	31,384	25,486	21,810
Nov-24	20,082	33,471	27,732	24,202
Dec-24	19,472	32,448	25,756	22,203
Jan-25	20,021	33,473	26,747	22,785
Feb-25	19,836	32,831	25,585	21,567
Mar-25	18,946	30,916	24,185	20,099
Apr-25	18,991	30,709	23,640	19,634
May-25	20,102	32,655	24,916	20,683
Jun-25	21,017	34,314	25,808	21,807
Jul-25	21,303	35,070	26,226	22,185
Aug-25	21,764	35,881	27,116	23,770
Sep-25	22,630	37,120	27,240	24,510
Oct-25	23,244	37,915	27,113	24,953
Nov-25	23,194	38,019	27,668	25,193
Dec-25	23,222	38,012	27,688	25,047

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$41,236,163
# of Portfolio Holdings	612
Portfolio Turnover Rate	170%
Advisory Fees and Waivers	286,493

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	19.26%	11.12%	8.79%
Russell 3000 Index	17.15%	13.15%	14.29%
S&P MidCap 400	7.50%	9.12%	10.72%
Russell 2000 Index	12.81%	6.09%	9.62%

What did the Fund invest in?

Top 10 Holdings

Alphabet Inc - Class A	5.8%
NVIDIA Corp	5.6%
Apple Inc	5.1%
Microsoft Corp	4.6%
Broadcom Inc	2.1%
Meta Platforms Inc	1.4%
Amazon.com Inc	1.2%
Fidelity Total Bond Fund - Class Z	1.1%
Baird Core Plus Bond Fund - Class I	0.9%
iShares 7-10 Year Treasury Bond ETF	0.8%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Real Estate	0.0%Footnote Reference
Consumer Staples	1.7%Footnote Reference
Utilities	2.4%Footnote Reference
Materials	2.5%Footnote Reference
Energy	3.3%Footnote Reference
Health Care	5.3%Footnote Reference
Consumer Discretionary	6.1%Footnote Reference
Financials	7.8%Footnote Reference
Industrials	10.4%Footnote Reference
Communication Services	15.9%Footnote Reference
Information Technology	44.6%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	59.0%Footnote Reference
Registered Investment Companies	4.9%Footnote Reference
Money Market Registered Investment Companies	34.2%Footnote Reference
Assets/Other Liabilities (Net)	1.9%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Adviser Class    QNTAX

Sector Rotation Fund

Annual Shareholder Report

December 31, 2025

Institutional Class    QNTIX

Sector Rotation Fund

Annual Shareholder Report

December 31, 2025

Fund Overview

This annual shareholder report contains important information about the Sector Rotation Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$155	1.47%

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  International equities outperformed U.S. equities. While exposure to non-U.S. equities was a positive contributor to performance, the Fund held a lower international equity allocation than its benchmark, which detracted from its relative performance.

  U.S. sector rotation was a positive contributor to performance in 2025.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade bonds. Overweight to Emerging market debt securities also benefited the fixed income portion of the Fund.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Institutional Class	Russell 3000 Index	S&P MidCap 400	Russell 2000 Index
Dec-15	10,000	10,000	10,000	10,000
Jan-16	9,300	9,436	9,431	9,121
Feb-16	9,479	9,433	9,564	9,120
Mar-16	10,575	10,097	10,379	9,848
Apr-16	10,891	10,159	10,506	10,003
May-16	10,884	10,341	10,748	10,228
Jun-16	10,862	10,362	10,793	10,222
Jul-16	11,435	10,774	11,256	10,832
Aug-16	11,558	10,801	11,312	11,023
Sep-16	11,623	10,818	11,240	11,146
Oct-16	11,064	10,584	10,940	10,616
Nov-16	12,095	11,058	11,815	11,800
Dec-16	12,223	11,274	12,074	12,131
Jan-17	12,355	11,486	12,276	12,179
Feb-17	12,392	11,913	12,598	12,414
Mar-17	12,447	11,921	12,550	12,430
Apr-17	12,454	12,047	12,654	12,566
May-17	12,274	12,171	12,593	12,311
Jun-17	12,630	12,280	12,797	12,736
Jul-17	12,799	12,512	12,910	12,831
Aug-17	12,531	12,536	12,711	12,668
Sep-17	13,143	12,842	13,209	13,458
Oct-17	13,199	13,122	13,508	13,573
Nov-17	13,855	13,521	14,005	13,964
Dec-17	13,915	13,656	14,035	13,908
Jan-18	14,267	14,375	14,439	14,271
Feb-18	13,525	13,846	13,799	13,718
Mar-18	13,427	13,568	13,927	13,896
Apr-18	13,605	13,619	13,891	14,016
May-18	14,040	14,004	14,464	14,867
Jun-18	14,362	14,095	14,525	14,973
Jul-18	14,646	14,563	14,781	15,234
Aug-18	15,005	15,074	15,253	15,891
Sep-18	14,914	15,099	15,086	15,509
Oct-18	13,675	13,988	13,646	13,824
Nov-18	13,831	14,268	14,072	14,044
Dec-18	12,239	12,940	12,480	12,376
Jan-19	13,691	14,051	13,785	13,768
Feb-19	14,085	14,545	14,369	14,484
Mar-19	13,956	14,757	14,288	14,181
Apr-19	14,210	15,346	14,862	14,662
May-19	12,501	14,353	13,677	13,522
Jun-19	13,622	15,361	14,723	14,478
Jul-19	13,372	15,590	14,898	14,561
Aug-19	12,302	15,272	14,273	13,842
Sep-19	13,311	15,540	14,710	14,130
Oct-19	13,685	15,874	14,876	14,502
Nov-19	14,237	16,478	15,319	15,099
Dec-19	14,541	16,954	15,749	15,535
Jan-20	13,684	16,935	15,338	15,037
Feb-20	12,226	15,549	13,882	13,771
Mar-20	8,692	13,410	11,072	10,779
Apr-20	10,164	15,186	12,642	12,259
May-20	10,555	15,999	13,566	13,057
Jun-20	10,738	16,364	13,737	13,519
Jul-20	11,304	17,294	14,370	13,893
Aug-20	11,704	18,546	14,875	14,676
Sep-20	11,327	17,871	14,392	14,185
Oct-20	11,512	17,485	14,705	14,483
Nov-20	13,180	19,613	16,804	17,152
Dec-20	13,782	20,495	17,900	18,636
Jan-21	13,948	20,404	18,170	19,573
Feb-21	15,361	21,042	19,405	20,793
Mar-21	16,388	21,796	20,312	21,002
Apr-21	17,218	22,919	21,226	21,443
May-21	17,720	23,024	21,268	21,487
Jun-21	17,268	23,592	21,050	21,904
Jul-21	16,882	23,991	21,123	21,113
Aug-21	17,145	24,675	21,534	21,585
Sep-21	16,623	23,568	20,679	20,949
Oct-21	17,361	25,161	21,896	21,840
Nov-21	16,720	24,778	21,253	20,930
Dec-21	17,590	25,754	22,332	21,397
Jan-22	17,077	24,239	20,722	19,337
Feb-22	17,063	23,628	20,953	19,544
Mar-22	17,486	24,395	21,243	19,787
Apr-22	16,257	22,205	19,734	17,826
May-22	16,392	22,176	19,881	17,853
Jun-22	14,690	20,321	17,969	16,385
Jul-22	15,920	22,227	19,918	18,095
Aug-22	15,339	21,397	19,300	17,725
Sep-22	13,874	19,413	17,526	16,026
Oct-22	15,233	21,005	19,369	17,790
Nov-22	16,074	22,102	20,554	18,206
Dec-22	15,201	20,808	19,416	17,024
Jan-23	16,874	22,241	21,208	18,684
Feb-23	16,202	21,721	20,823	18,368
Mar-23	15,442	22,302	20,155	17,491
Apr-23	15,358	22,539	19,997	17,176
May-23	14,959	22,627	19,359	17,017
Jun-23	16,389	24,172	21,132	18,401
Jul-23	16,976	25,038	22,004	19,526
Aug-23	16,384	24,555	21,368	18,549
Sep-23	15,406	23,386	20,245	17,457
Oct-23	14,601	22,766	19,164	16,267
Nov-23	16,112	24,888	20,794	17,739
Dec-23	17,389	26,209	22,607	19,906
Jan-24	17,102	26,499	22,220	19,132
Feb-24	17,722	27,933	23,540	20,214
Mar-24	18,390	28,834	24,857	20,938
Apr-24	17,617	27,566	23,361	19,464
May-24	18,371	28,868	24,386	20,440
Jun-24	18,673	29,762	24,001	20,251
Jul-24	18,881	30,315	25,394	22,309
Aug-24	19,217	30,975	25,374	21,976
Sep-24	19,652	31,616	25,668	22,129
Oct-24	19,258	31,384	25,486	21,810
Nov-24	20,165	33,471	27,732	24,202
Dec-24	19,549	32,448	25,756	22,203
Jan-25	20,101	33,473	26,747	22,785
Feb-25	19,921	32,831	25,585	21,567
Mar-25	19,025	30,916	24,185	20,099
Apr-25	19,071	30,709	23,640	19,634
May-25	20,188	32,655	24,916	20,683
Jun-25	21,109	34,314	25,808	21,807
Jul-25	21,397	35,070	26,226	22,185
Aug-25	21,861	35,881	27,116	23,770
Sep-25	22,727	37,120	27,240	24,510
Oct-25	23,351	37,915	27,113	24,953
Nov-25	23,294	38,019	27,668	25,193
Dec-25	23,326	38,012	27,688	25,047

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$41,236,163
# of Portfolio Holdings	612
Portfolio Turnover Rate	170%
Advisory Fees and Waivers	286,493

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	19.31%	11.10%	8.84%
Russell 3000 Index	17.15%	13.15%	14.29%
S&P MidCap 400	7.50%	9.12%	10.72%
Russell 2000 Index	12.81%	6.09%	9.62%

What did the Fund invest in?

Top 10 Holdings

Alphabet Inc - Class A	5.8%
NVIDIA Corp	5.6%
Apple Inc	5.1%
Microsoft Corp	4.6%
Broadcom Inc	2.1%
Meta Platforms Inc	1.4%
Amazon.com Inc	1.2%
Fidelity Total Bond Fund - Class Z	1.1%
Baird Core Plus Bond Fund - Class I	0.9%
iShares 7-10 Year Treasury Bond ETF	0.8%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Real Estate	0.0%Footnote Reference
Consumer Staples	1.7%Footnote Reference
Utilities	2.4%Footnote Reference
Materials	2.5%Footnote Reference
Energy	3.3%Footnote Reference
Health Care	5.3%Footnote Reference
Consumer Discretionary	6.1%Footnote Reference
Financials	7.8%Footnote Reference
Industrials	10.4%Footnote Reference
Communication Services	15.9%Footnote Reference
Information Technology	44.6%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	59.0%Footnote Reference
Registered Investment Companies	4.9%Footnote Reference
Money Market Registered Investment Companies	34.2%Footnote Reference
Assets/Other Liabilities (Net)	1.9%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Institutional Class    QNTIX

Sector Rotation Fund

Annual Shareholder Report

December 31, 2025

Retail Class    FLCGX

Sector Rotation Fund

Annual Shareholder Report

December 31, 2025

Fund Overview

This annual shareholder report contains important information about the Sector Rotation Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$175	1.66%

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  International equities outperformed U.S. equities. While exposure to non-U.S. equities was a positive contributor to performance, the Fund held a lower international equity allocation than its benchmark, which detracted from its relative performance.

  U.S. sector rotation was a positive contributor to performance in 2025.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade bonds. Overweight to Emerging market debt securities also benefited the fixed income portion of the Fund.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Retail Class	Russell 3000 Index	S&P MidCap 400	Russell 2000 Index
Dec-15	10,000	10,000	10,000	10,000
Jan-16	9,300	9,436	9,431	9,121
Feb-16	9,479	9,433	9,564	9,120
Mar-16	10,575	10,097	10,379	9,848
Apr-16	10,891	10,159	10,506	10,003
May-16	10,884	10,341	10,748	10,228
Jun-16	10,862	10,362	10,793	10,222
Jul-16	11,435	10,774	11,256	10,832
Aug-16	11,558	10,801	11,312	11,023
Sep-16	11,623	10,818	11,240	11,146
Oct-16	11,064	10,584	10,940	10,616
Nov-16	12,092	11,058	11,815	11,800
Dec-16	12,214	11,274	12,074	12,131
Jan-17	12,343	11,486	12,276	12,179
Feb-17	12,375	11,913	12,598	12,414
Mar-17	12,427	11,921	12,550	12,430
Apr-17	12,430	12,047	12,654	12,566
May-17	12,247	12,171	12,593	12,311
Jun-17	12,595	12,280	12,797	12,736
Jul-17	12,764	12,512	12,910	12,831
Aug-17	12,489	12,536	12,711	12,668
Sep-17	13,100	12,842	13,209	13,458
Oct-17	13,152	13,122	13,508	13,573
Nov-17	13,803	13,521	14,005	13,964
Dec-17	13,853	13,656	14,035	13,908
Jan-18	14,200	14,375	14,439	14,271
Feb-18	13,458	13,846	13,799	13,718
Mar-18	13,356	13,568	13,927	13,896
Apr-18	13,529	13,619	13,891	14,016
May-18	13,955	14,004	14,464	14,867
Jun-18	14,272	14,095	14,525	14,973
Jul-18	14,547	14,563	14,781	15,234
Aug-18	14,905	15,074	15,253	15,891
Sep-18	14,807	15,099	15,086	15,509
Oct-18	13,571	13,988	13,646	13,824
Nov-18	13,721	14,268	14,072	14,044
Dec-18	12,142	12,940	12,480	12,376
Jan-19	13,578	14,051	13,785	13,768
Feb-19	13,966	14,545	14,369	14,484
Mar-19	13,834	14,757	14,288	14,181
Apr-19	14,079	15,346	14,862	14,662
May-19	12,383	14,353	13,677	13,522
Jun-19	13,491	15,361	14,723	14,478
Jul-19	13,239	15,590	14,898	14,561
Aug-19	12,175	15,272	14,273	13,842
Sep-19	13,175	15,540	14,710	14,130
Oct-19	13,542	15,874	14,876	14,502
Nov-19	14,086	16,478	15,319	15,099
Dec-19	14,386	16,954	15,749	15,535
Jan-20	13,536	16,935	15,338	15,037
Feb-20	12,094	15,549	13,882	13,771
Mar-20	8,595	13,410	11,072	10,779
Apr-20	10,053	15,186	12,642	12,259
May-20	10,436	15,999	13,566	13,057
Jun-20	10,614	16,364	13,737	13,519
Jul-20	11,174	17,294	14,370	13,893
Aug-20	11,570	18,546	14,875	14,676
Sep-20	11,193	17,871	14,392	14,185
Oct-20	11,377	17,485	14,705	14,483
Nov-20	13,023	19,613	16,804	17,152
Dec-20	13,615	20,495	17,900	18,636
Jan-21	13,779	20,404	18,170	19,573
Feb-21	15,170	21,042	19,405	20,793
Mar-21	16,186	21,796	20,312	21,002
Apr-21	17,004	22,919	21,226	21,443
May-21	17,497	23,024	21,268	21,487
Jun-21	17,046	23,592	21,050	21,904
Jul-21	16,664	23,991	21,123	21,113
Aug-21	16,916	24,675	21,534	21,585
Sep-21	16,396	23,568	20,679	20,949
Oct-21	17,122	25,161	21,896	21,840
Nov-21	16,484	24,778	21,253	20,930
Dec-21	17,338	25,754	22,332	21,397
Jan-22	16,825	24,239	20,722	19,337
Feb-22	16,803	23,628	20,953	19,544
Mar-22	17,213	24,395	21,243	19,787
Apr-22	16,001	22,205	19,734	17,826
May-22	16,130	22,176	19,881	17,853
Jun-22	14,454	20,321	17,969	16,385
Jul-22	15,657	22,227	19,918	18,095
Aug-22	15,078	21,397	19,300	17,725
Sep-22	13,645	19,413	17,526	16,026
Oct-22	14,982	21,005	19,369	17,790
Nov-22	15,810	22,102	20,554	18,206
Dec-22	14,955	20,808	19,416	17,024
Jan-23	16,593	22,241	21,208	18,684
Feb-23	15,932	21,721	20,823	18,368
Mar-23	15,184	22,302	20,155	17,491
Apr-23	15,102	22,539	19,997	17,176
May-23	14,702	22,627	19,359	17,017
Jun-23	16,104	24,172	21,132	18,401
Jul-23	16,680	25,038	22,004	19,526
Aug-23	16,094	24,555	21,368	18,549
Sep-23	15,131	23,386	20,245	17,457
Oct-23	14,335	22,766	19,164	16,267
Nov-23	15,820	24,888	20,794	17,739
Dec-23	17,071	26,209	22,607	19,906
Jan-24	16,788	26,499	22,220	19,132
Feb-24	17,392	27,933	23,540	20,214
Mar-24	18,047	28,834	24,857	20,938
Apr-24	17,283	27,566	23,361	19,464
May-24	18,019	28,868	24,386	20,440
Jun-24	18,313	29,762	24,001	20,251
Jul-24	18,514	30,315	25,394	22,309
Aug-24	18,841	30,975	25,374	21,976
Sep-24	19,266	31,616	25,668	22,129
Oct-24	18,873	31,384	25,486	21,810
Nov-24	19,758	33,471	27,732	24,202
Dec-24	19,153	32,448	25,756	22,203
Jan-25	19,693	33,473	26,747	22,785
Feb-25	19,509	32,831	25,585	21,567
Mar-25	18,630	30,916	24,185	20,099
Apr-25	18,669	30,709	23,640	19,634
May-25	19,762	32,655	24,916	20,683
Jun-25	20,666	34,314	25,808	21,807
Jul-25	20,940	35,070	26,226	22,185
Aug-25	21,392	35,881	27,116	23,770
Sep-25	22,236	37,120	27,240	24,510
Oct-25	22,841	37,915	27,113	24,953
Nov-25	22,785	38,019	27,668	25,193
Dec-25	22,810	38,012	27,688	25,047

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$41,236,163
# of Portfolio Holdings	612
Portfolio Turnover Rate	170%
Advisory Fees and Waivers	286,493

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	19.10%	10.87%	8.60%
Russell 3000 Index	17.15%	13.15%	14.29%
S&P MidCap 400	7.50%	9.12%	10.72%
Russell 2000 Index	12.81%	6.09%	9.62%

What did the Fund invest in?

Top 10 Holdings

Alphabet Inc - Class A	5.8%
NVIDIA Corp	5.6%
Apple Inc	5.1%
Microsoft Corp	4.6%
Broadcom Inc	2.1%
Meta Platforms Inc	1.4%
Amazon.com Inc	1.2%
Fidelity Total Bond Fund - Class Z	1.1%
Baird Core Plus Bond Fund - Class I	0.9%
iShares 7-10 Year Treasury Bond ETF	0.8%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Real Estate	0.0%Footnote Reference
Consumer Staples	1.7%Footnote Reference
Utilities	2.4%Footnote Reference
Materials	2.5%Footnote Reference
Energy	3.3%Footnote Reference
Health Care	5.3%Footnote Reference
Consumer Discretionary	6.1%Footnote Reference
Financials	7.8%Footnote Reference
Industrials	10.4%Footnote Reference
Communication Services	15.9%Footnote Reference
Information Technology	44.6%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	59.0%Footnote Reference
Registered Investment Companies	4.9%Footnote Reference
Money Market Registered Investment Companies	34.2%Footnote Reference
Assets/Other Liabilities (Net)	1.9%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Retail Class    FLCGX

Sector Rotation Fund

Annual Shareholder Report

December 31, 2025

Adviser Class    SRUAX

Spectrum Fund

Annual Shareholder Report

December 31, 2025

Fund Overview

This annual shareholder report contains important information about the Spectrum Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$167	1.58%

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and faced some volatility in 2025.

  International equities outperformed U.S. equities. While exposure to non-U.S. equities was a positive contributor to performance, the Fund held a lower international equity allocation than its benchmark, which detracted from its relative performance.

  U.S. stock selection was additive to performance.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Adviser Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Dec-15	10,000	10,000	10,000
Jan-16	9,579	9,436	9,683
Feb-16	9,620	9,433	9,729
Mar-16	10,041	10,097	10,215
Apr-16	9,928	10,159	10,343
May-16	10,062	10,341	10,373
Jun-16	9,990	10,362	10,460
Jul-16	10,339	10,774	10,753
Aug-16	10,349	10,801	10,775
Sep-16	10,360	10,818	10,816
Oct-16	10,247	10,584	10,658
Nov-16	10,545	11,058	10,716
Dec-16	10,706	11,274	10,857
Jan-17	10,842	11,486	11,032
Feb-17	11,258	11,913	11,256
Mar-17	11,268	11,921	11,312
Apr-17	11,341	12,047	11,430
May-17	11,435	12,171	11,562
Jun-17	11,476	12,280	11,606
Jul-17	11,705	12,512	11,803
Aug-17	11,768	12,536	11,862
Sep-17	12,038	12,842	12,000
Oct-17	12,340	13,122	12,150
Nov-17	12,642	13,521	12,315
Dec-17	12,810	13,656	12,448
Jan-18	13,466	14,375	12,787
Feb-18	12,966	13,846	12,420
Mar-18	12,710	13,568	12,340
Apr-18	12,810	13,619	12,353
May-18	12,988	14,004	12,428
Jun-18	12,932	14,095	12,409
Jul-18	13,310	14,563	12,625
Aug-18	13,744	15,074	12,736
Sep-18	13,744	15,099	12,722
Oct-18	12,621	13,988	12,123
Nov-18	12,710	14,268	12,292
Dec-18	12,340	12,940	11,856
Jan-19	12,509	14,051	12,507
Feb-19	12,666	14,545	12,724
Mar-19	12,723	14,757	12,885
Apr-19	13,072	15,346	13,134
May-19	12,261	14,353	12,741
Jun-19	12,993	15,361	13,289
Jul-19	13,106	15,590	13,331
Aug-19	12,847	15,272	13,217
Sep-19	13,083	15,540	13,411
Oct-19	13,207	15,874	13,633
Nov-19	13,613	16,478	13,821
Dec-19	13,965	16,954	14,112
Jan-20	13,669	16,935	14,075
Feb-20	12,565	15,549	13,451
Mar-20	11,017	13,410	12,224
Apr-20	11,438	15,186	13,095
May-20	11,609	15,999	13,514
Jun-20	11,734	16,364	13,780
Jul-20	12,212	17,294	14,270
Aug-20	13,009	18,546	14,698
Sep-20	12,613	17,871	14,443
Oct-20	12,211	17,485	14,249
Nov-20	13,383	19,613	15,449
Dec-20	13,989	20,495	15,922
Jan-21	14,001	20,404	15,825
Feb-21	14,323	21,042	16,016
Mar-21	14,863	21,796	16,267
Apr-21	15,541	22,919	16,735
May-21	15,714	23,024	16,966
Jun-21	15,989	23,592	17,077
Jul-21	16,150	23,991	17,200
Aug-21	16,576	24,675	17,424
Sep-21	15,971	23,568	16,962
Oct-21	16,766	25,161	17,380
Nov-21	16,512	24,778	17,065
Dec-21	16,936	25,754	17,544
Jan-22	16,269	24,239	16,882
Feb-22	16,111	23,628	16,623
Mar-22	16,208	24,395	16,634
Apr-22	15,359	22,205	15,661
May-22	15,384	22,176	15,706
Jun-22	14,825	20,321	14,748
Jul-22	15,274	22,227	15,503
Aug-22	14,922	21,397	15,031
Sep-22	14,391	19,413	13,875
Oct-22	14,889	21,005	14,339
Nov-22	15,440	22,102	15,277
Dec-22	15,059	20,808	14,952
Jan-23	15,670	22,241	15,772
Feb-23	15,308	21,721	15,326
Mar-23	15,483	22,302	15,599
Apr-23	15,683	22,539	15,741
May-23	15,570	22,627	15,464
Jun-23	16,357	24,172	15,985
Jul-23	16,809	25,038	16,368
Aug-23	16,520	24,555	16,004
Sep-23	15,880	23,386	15,460
Oct-23	15,426	22,766	15,019
Nov-23	16,384	24,888	16,126
Dec-23	17,178	26,209	16,929
Jan-24	17,314	26,499	16,907
Feb-24	18,211	27,933	17,182
Mar-24	18,877	28,834	17,591
Apr-24	18,062	27,566	17,039
May-24	19,135	28,868	17,489
Jun-24	19,394	29,762	17,638
Jul-24	19,898	30,315	18,088
Aug-24	20,225	30,975	18,492
Sep-24	20,403	31,616	18,868
Oct-24	20,101	31,384	18,380
Nov-24	21,006	33,471	18,892
Dec-24	20,412	32,448	18,329
Jan-25	20,916	33,473	18,799
Feb-25	20,723	32,831	18,943
Mar-25	19,492	30,916	18,638
Apr-25	19,373	30,709	18,824
May-25	20,265	32,655	19,328
Jun-25	21,231	34,314	19,916
Jul-25	21,543	35,070	19,981
Aug-25	22,257	35,881	20,413
Sep-25	22,957	37,120	20,836
Oct-25	23,359	37,915	21,010
Nov-25	23,612	38,019	21,106
Dec-25	23,781	38,012	21,251

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$248,639,188
# of Portfolio Holdings	552
Portfolio Turnover Rate	240%
Advisory Fees and Waivers	1,689,900

Average Annual Total Returns

.	1 Year	5 Year	Since Inception
Adviser Class	16.50%	11.19%	9.05%
Russell 3000 Index	17.15%	13.15%	14.29%
Morningstar Moderate Target Risk Index	15.95%	5.95%	7.83%

What did the Fund invest in?

Top 10 Holdings

NVIDIA Corp	5.4%
Microsoft Corp	5.2%
Apple Inc	4.9%
Alphabet Inc - Class C	4.7%
Berkshire Hathaway Inc	4.5%
Mastercard Inc	2.9%
Amazon.com Inc	2.4%
Meta Platforms Inc	2.4%
Broadcom Inc	1.6%
Costco Wholesale Corp	1.4%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Real Estate	-0.6%Footnote Reference
Utilities	1.0%Footnote Reference
Materials	1.9%Footnote Reference
Consumer Staples	2.0%Footnote Reference
Energy	2.9%Footnote Reference
Industrials	9.9%Footnote Reference
Communication Services	10.4%Footnote Reference
Consumer Discretionary	11.1%Footnote Reference
Health Care	11.7%Footnote Reference
Financials	18.7%Footnote Reference
Information Technology	31.0%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks - Long	96.3%Footnote Reference
Money Market Registered Investment Companies	3.1%Footnote Reference
Assets/Other Liabilities (Net)	0.6%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Adviser Class    SRUAX

Spectrum Fund

Annual Shareholder Report

December 31, 2025

Institutional Class    SRUIX

Spectrum Fund

Annual Shareholder Report

December 31, 2025

Fund Overview

This annual shareholder report contains important information about the Spectrum Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$166	1.57%

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and faced some volatility in 2025.

  International equities outperformed U.S. equities. While exposure to non-U.S. equities was a positive contributor to performance, the Fund held a lower international equity allocation than its benchmark, which detracted from its relative performance.

  U.S. stock selection was additive to performance.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Institutional Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Dec-15	10,000	10,000	10,000
Jan-16	9,579	9,436	9,683
Feb-16	9,620	9,433	9,729
Mar-16	10,041	10,097	10,215
Apr-16	9,928	10,159	10,343
May-16	10,062	10,341	10,373
Jun-16	9,990	10,362	10,460
Jul-16	10,339	10,774	10,753
Aug-16	10,349	10,801	10,775
Sep-16	10,360	10,818	10,816
Oct-16	10,247	10,584	10,658
Nov-16	10,545	11,058	10,716
Dec-16	10,710	11,274	10,857
Jan-17	10,835	11,486	11,032
Feb-17	11,262	11,913	11,256
Mar-17	11,272	11,921	11,312
Apr-17	11,345	12,047	11,430
May-17	11,428	12,171	11,562
Jun-17	11,481	12,280	11,606
Jul-17	11,720	12,512	11,803
Aug-17	11,772	12,536	11,862
Sep-17	12,053	12,842	12,000
Oct-17	12,355	13,122	12,150
Nov-17	12,667	13,521	12,315
Dec-17	12,825	13,656	12,448
Jan-18	13,492	14,375	12,787
Feb-18	12,992	13,846	12,420
Mar-18	12,736	13,568	12,340
Apr-18	12,836	13,619	12,353
May-18	13,025	14,004	12,428
Jun-18	12,970	14,095	12,409
Jul-18	13,348	14,563	12,625
Aug-18	13,781	15,074	12,736
Sep-18	13,781	15,099	12,722
Oct-18	12,659	13,988	12,123
Nov-18	12,759	14,268	12,292
Dec-18	12,376	12,940	11,856
Jan-19	12,556	14,051	12,507
Feb-19	12,726	14,545	12,724
Mar-19	12,771	14,757	12,885
Apr-19	13,121	15,346	13,134
May-19	12,319	14,353	12,741
Jun-19	13,053	15,361	13,289
Jul-19	13,166	15,590	13,331
Aug-19	12,918	15,272	13,217
Sep-19	13,155	15,540	13,411
Oct-19	13,268	15,874	13,633
Nov-19	13,686	16,478	13,821
Dec-19	14,039	16,954	14,112
Jan-20	13,731	16,935	14,075
Feb-20	12,625	15,549	13,451
Mar-20	11,074	13,410	12,224
Apr-20	11,496	15,186	13,095
May-20	11,667	15,999	13,514
Jun-20	11,792	16,364	13,780
Jul-20	12,271	17,294	14,270
Aug-20	13,081	18,546	14,698
Sep-20	12,672	17,871	14,443
Oct-20	12,270	17,485	14,249
Nov-20	13,455	19,613	15,449
Dec-20	14,074	20,495	15,922
Jan-21	14,086	20,404	15,825
Feb-21	14,408	21,042	16,016
Mar-21	14,950	21,796	16,267
Apr-21	15,629	22,919	16,735
May-21	15,802	23,024	16,966
Jun-21	16,078	23,592	17,077
Jul-21	16,240	23,991	17,200
Aug-21	16,666	24,675	17,424
Sep-21	16,060	23,568	16,962
Oct-21	16,856	25,161	17,380
Nov-21	16,602	24,778	17,065
Dec-21	17,027	25,754	17,544
Jan-22	16,359	24,239	16,882
Feb-22	16,188	23,628	16,623
Mar-22	16,298	24,395	16,634
Apr-22	15,435	22,205	15,661
May-22	15,459	22,176	15,706
Jun-22	14,888	20,321	14,748
Jul-22	15,338	22,227	15,503
Aug-22	14,985	21,397	15,031
Sep-22	14,453	19,413	13,875
Oct-22	14,964	21,005	14,339
Nov-22	15,504	22,102	15,277
Dec-22	15,122	20,808	14,952
Jan-23	15,747	22,241	15,772
Feb-23	15,372	21,721	15,326
Mar-23	15,547	22,302	15,599
Apr-23	15,747	22,539	15,741
May-23	15,622	22,627	15,464
Jun-23	16,423	24,172	15,985
Jul-23	16,875	25,038	16,368
Aug-23	16,586	24,555	16,004
Sep-23	15,945	23,386	15,460
Oct-23	15,491	22,766	15,019
Nov-23	16,437	24,888	16,126
Dec-23	17,249	26,209	16,929
Jan-24	17,371	26,499	16,907
Feb-24	18,269	27,933	17,182
Mar-24	18,936	28,834	17,591
Apr-24	18,120	27,566	17,039
May-24	19,194	28,868	17,489
Jun-24	19,453	29,762	17,638
Jul-24	19,957	30,315	18,088
Aug-24	20,285	30,975	18,492
Sep-24	20,462	31,616	18,868
Oct-24	20,147	31,384	18,380
Nov-24	21,052	33,471	18,892
Dec-24	20,468	32,448	18,329
Jan-25	20,972	33,473	18,799
Feb-25	20,779	32,831	18,943
Mar-25	19,548	30,916	18,638
Apr-25	19,430	30,709	18,824
May-25	20,321	32,655	19,328
Jun-25	21,301	34,314	19,916
Jul-25	21,614	35,070	19,981
Aug-25	22,313	35,881	20,413
Sep-25	23,012	37,120	20,836
Oct-25	23,429	37,915	21,010
Nov-25	23,668	38,019	21,106
Dec-25	23,839	38,012	21,251

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$248,639,188
# of Portfolio Holdings	552
Portfolio Turnover Rate	240%
Advisory Fees and Waivers	1,689,900

Average Annual Total Returns

.	1 Year	5 Year	Since Inception
Institutional Class	16.47%	11.11%	9.08%
Russell 3000 Index	17.15%	13.15%	14.29%
Morningstar Moderate Target Risk Index	15.95%	5.95%	7.83%

What did the Fund invest in?

Top 10 Holdings

NVIDIA Corp	5.4%
Microsoft Corp	5.2%
Apple Inc	4.9%
Alphabet Inc - Class C	4.7%
Berkshire Hathaway Inc	4.5%
Mastercard Inc	2.9%
Amazon.com Inc	2.4%
Meta Platforms Inc	2.4%
Broadcom Inc	1.6%
Costco Wholesale Corp	1.4%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Real Estate	-0.6%Footnote Reference
Utilities	1.0%Footnote Reference
Materials	1.9%Footnote Reference
Consumer Staples	2.0%Footnote Reference
Energy	2.9%Footnote Reference
Industrials	9.9%Footnote Reference
Communication Services	10.4%Footnote Reference
Consumer Discretionary	11.1%Footnote Reference
Health Care	11.7%Footnote Reference
Financials	18.7%Footnote Reference
Information Technology	31.0%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks - Long	96.3%Footnote Reference
Money Market Registered Investment Companies	3.1%Footnote Reference
Assets/Other Liabilities (Net)	0.6%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Institutional Class    SRUIX

Spectrum Fund

Annual Shareholder Report

December 31, 2025

Retail Class    FLSPX

Spectrum Fund

Annual Shareholder Report

December 31, 2025

Fund Overview

This annual shareholder report contains important information about the Spectrum Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$209	1.98%

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and faced some volatility in 2025.

  International equities outperformed U.S. equities. While exposure to non-U.S. equities was a positive contributor to performance, the Fund held a lower international equity allocation than its benchmark, which detracted from its relative performance.

  U.S. stock selection was additive to performance.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Retail Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Dec-15	10,000	10,000	10,000
Jan-16	9,579	9,436	9,683
Feb-16	9,620	9,433	9,729
Mar-16	10,041	10,097	10,215
Apr-16	9,928	10,159	10,343
May-16	10,062	10,341	10,373
Jun-16	9,990	10,362	10,460
Jul-16	10,339	10,774	10,753
Aug-16	10,349	10,801	10,775
Sep-16	10,360	10,818	10,816
Oct-16	10,247	10,584	10,658
Nov-16	10,545	11,058	10,716
Dec-16	10,697	11,274	10,857
Jan-17	10,832	11,486	11,032
Feb-17	11,249	11,913	11,256
Mar-17	11,249	11,921	11,312
Apr-17	11,321	12,047	11,430
May-17	11,405	12,171	11,562
Jun-17	11,457	12,280	11,606
Jul-17	11,675	12,512	11,803
Aug-17	11,727	12,536	11,862
Sep-17	11,998	12,842	12,000
Oct-17	12,300	13,122	12,150
Nov-17	12,601	13,521	12,315
Dec-17	12,760	13,656	12,448
Jan-18	13,404	14,375	12,787
Feb-18	12,915	13,846	12,420
Mar-18	12,648	13,568	12,340
Apr-18	12,749	13,619	12,353
May-18	12,926	14,004	12,428
Jun-18	12,871	14,095	12,409
Jul-18	13,249	14,563	12,625
Aug-18	13,660	15,074	12,736
Sep-18	13,660	15,099	12,722
Oct-18	12,537	13,988	12,123
Nov-18	12,637	14,268	12,292
Dec-18	12,254	12,940	11,856
Jan-19	12,434	14,051	12,507
Feb-19	12,591	14,545	12,724
Mar-19	12,636	14,757	12,885
Apr-19	12,985	15,346	13,134
May-19	12,175	14,353	12,741
Jun-19	12,906	15,361	13,289
Jul-19	13,008	15,590	13,331
Aug-19	12,760	15,272	13,217
Sep-19	12,985	15,540	13,411
Oct-19	13,098	15,874	13,633
Nov-19	13,503	16,478	13,821
Dec-19	13,851	16,954	14,112
Jan-20	13,544	16,935	14,075
Feb-20	12,453	15,549	13,451
Mar-20	10,919	13,410	12,224
Apr-20	11,328	15,186	13,095
May-20	11,487	15,999	13,514
Jun-20	11,612	16,364	13,780
Jul-20	12,078	17,294	14,270
Aug-20	12,862	18,546	14,698
Sep-20	12,464	17,871	14,443
Oct-20	12,066	17,485	14,249
Nov-20	13,226	19,613	15,449
Dec-20	13,819	20,495	15,922
Jan-21	13,830	20,404	15,825
Feb-21	14,148	21,042	16,016
Mar-21	14,672	21,796	16,267
Apr-21	15,331	22,919	16,735
May-21	15,502	23,024	16,966
Jun-21	15,764	23,592	17,077
Jul-21	15,923	23,991	17,200
Aug-21	16,332	24,675	17,424
Sep-21	15,732	23,568	16,962
Oct-21	16,506	25,161	17,380
Nov-21	16,256	24,778	17,065
Dec-21	16,663	25,754	17,544
Jan-22	16,002	24,239	16,882
Feb-22	15,834	23,628	16,623
Mar-22	15,930	24,395	16,634
Apr-22	15,090	22,205	15,661
May-22	15,102	22,176	15,706
Jun-22	14,550	20,321	14,748
Jul-22	14,982	22,227	15,503
Aug-22	14,634	21,397	15,031
Sep-22	14,107	19,413	13,875
Oct-22	14,601	21,005	14,339
Nov-22	15,121	22,102	15,277
Dec-22	14,742	20,808	14,952
Jan-23	15,347	22,241	15,772
Feb-23	14,977	21,721	15,326
Mar-23	15,150	22,302	15,599
Apr-23	15,335	22,539	15,741
May-23	15,211	22,627	15,464
Jun-23	15,977	24,172	15,985
Jul-23	16,424	25,038	16,368
Aug-23	16,126	24,555	16,004
Sep-23	15,506	23,386	15,460
Oct-23	15,046	22,766	15,019
Nov-23	15,979	24,888	16,126
Dec-23	16,757	26,209	16,929
Jan-24	16,864	26,499	16,907
Feb-24	17,734	27,933	17,182
Mar-24	18,391	28,834	17,591
Apr-24	17,574	27,566	17,039
May-24	18,618	28,868	17,489
Jun-24	18,860	29,762	17,638
Jul-24	19,343	30,315	18,088
Aug-24	19,651	30,975	18,492
Sep-24	19,826	31,616	18,868
Oct-24	19,516	31,384	18,380
Nov-24	20,392	33,471	18,892
Dec-24	19,807	32,448	18,329
Jan-25	20,303	33,473	18,799
Feb-25	20,113	32,831	18,943
Mar-25	18,903	30,916	18,638
Apr-25	18,787	30,709	18,824
May-25	19,633	32,655	19,328
Jun-25	20,581	34,314	19,916
Jul-25	20,873	35,070	19,981
Aug-25	21,559	35,881	20,413
Sep-25	22,216	37,120	20,836
Oct-25	22,610	37,915	21,010
Nov-25	22,844	38,019	21,106
Dec-25	23,003	38,012	21,251

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$248,639,188
# of Portfolio Holdings	552
Portfolio Turnover Rate	240%
Advisory Fees and Waivers	1,689,900

Average Annual Total Returns

.	1 Year	5 Year	Since Inception
Retail Class	16.13%	10.73%	8.69%
Russell 3000 Index	17.15%	13.15%	14.29%
Morningstar Moderate Target Risk Index	15.95%	5.95%	7.83%

What did the Fund invest in?

Top 10 Holdings

NVIDIA Corp	5.4%
Microsoft Corp	5.2%
Apple Inc	4.9%
Alphabet Inc - Class C	4.7%
Berkshire Hathaway Inc	4.5%
Mastercard Inc	2.9%
Amazon.com Inc	2.4%
Meta Platforms Inc	2.4%
Broadcom Inc	1.6%
Costco Wholesale Corp	1.4%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Real Estate	-0.6%Footnote Reference
Utilities	1.0%Footnote Reference
Materials	1.9%Footnote Reference
Consumer Staples	2.0%Footnote Reference
Energy	2.9%Footnote Reference
Industrials	9.9%Footnote Reference
Communication Services	10.4%Footnote Reference
Consumer Discretionary	11.1%Footnote Reference
Health Care	11.7%Footnote Reference
Financials	18.7%Footnote Reference
Information Technology	31.0%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks - Long	96.3%Footnote Reference
Money Market Registered Investment Companies	3.1%Footnote Reference
Assets/Other Liabilities (Net)	0.6%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Retail Class    FLSPX

Spectrum Fund

Annual Shareholder Report

December 31, 2025

Adviser Class    BNDAX

Tactical Income Fund

Annual Shareholder Report

December 31, 2025

Fund Overview

This annual shareholder report contains important information about the Tactical Income Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$74	0.73%

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  Overweight to US high yield fixed income, as US high yield outperformed investment grade bonds.

  Overweight to Emerging market debt securities also benefited the fixed income portion of the Fund, as it was the best performing fixed income sector in 2025.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Adviser Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Dec-15	10,000	10,000	10,000
Jan-16	10,013	10,138	10,000
Feb-16	10,073	10,210	10,003
Mar-16	10,194	10,303	10,006
Apr-16	10,354	10,343	10,008
May-16	10,337	10,345	10,009
Jun-16	10,475	10,531	10,011
Jul-16	10,547	10,598	10,014
Aug-16	10,617	10,586	10,016
Sep-16	10,652	10,580	10,019
Oct-16	10,569	10,499	10,021
Nov-16	10,385	10,250	10,023
Dec-16	10,459	10,265	10,026
Jan-17	10,540	10,285	10,030
Feb-17	10,653	10,354	10,034
Mar-17	10,636	10,349	10,036
Apr-17	10,727	10,428	10,043
May-17	10,789	10,509	10,048
Jun-17	10,772	10,498	10,056
Jul-17	10,846	10,543	10,064
Aug-17	10,938	10,638	10,073
Sep-17	10,904	10,587	10,082
Oct-17	10,915	10,593	10,090
Nov-17	10,846	10,580	10,098
Dec-17	10,884	10,628	10,108
Jan-18	10,791	10,506	10,119
Feb-18	10,681	10,406	10,128
Mar-18	10,733	10,473	10,141
Apr-18	10,638	10,395	10,156
May-18	10,681	10,469	10,170
Jun-18	10,669	10,456	10,186
Jul-18	10,681	10,459	10,202
Aug-18	10,722	10,526	10,218
Sep-18	10,681	10,458	10,235
Oct-18	10,587	10,376	10,254
Nov-18	10,608	10,438	10,273
Dec-18	10,727	10,629	10,292
Jan-19	10,875	10,742	10,313
Feb-19	10,899	10,736	10,332
Mar-19	11,053	10,942	10,353
Apr-19	11,080	10,945	10,374
May-19	11,205	11,139	10,395
Jun-19	11,349	11,279	10,417
Jul-19	11,376	11,304	10,436
Aug-19	11,574	11,597	10,455
Sep-19	11,502	11,535	10,473
Oct-19	11,522	11,570	10,492
Nov-19	11,507	11,564	10,505
Dec-19	11,536	11,556	10,520
Jan-20	11,722	11,778	10,533
Feb-20	11,838	11,990	10,547
Mar-20	11,551	11,920	10,569
Apr-20	11,740	12,132	10,569
May-20	11,907	12,188	10,570
Jun-20	12,041	12,265	10,571
Jul-20	12,268	12,448	10,572
Aug-20	12,235	12,348	10,573
Sep-20	12,182	12,341	10,574
Oct-20	12,139	12,286	10,575
Nov-20	12,343	12,406	10,576
Dec-20	12,442	12,423	10,576
Jan-21	12,349	12,334	10,577
Feb-21	12,203	12,156	10,578
Mar-21	12,140	12,005	10,578
Apr-21	12,234	12,099	10,578
May-21	12,250	12,139	10,578
Jun-21	12,347	12,224	10,578
Jul-21	12,356	12,361	10,579
Aug-21	12,370	12,337	10,580
Sep-21	12,298	12,230	10,580
Oct-21	12,274	12,227	10,580
Nov-21	12,237	12,263	10,581
Dec-21	12,243	12,232	10,581
Jan-22	12,079	11,968	10,581
Feb-22	12,031	11,835	10,582
Mar-22	11,898	11,506	10,584
Apr-22	11,853	11,069	10,587
May-22	11,841	11,141	10,592
Jun-22	11,522	10,966	10,597
Jul-22	11,560	11,234	10,606
Aug-22	11,496	10,917	10,626
Sep-22	11,427	10,445	10,648
Oct-22	11,436	10,310	10,671
Nov-22	11,603	10,689	10,704
Dec-22	11,551	10,641	10,742
Jan-23	11,745	10,968	10,778
Feb-23	11,629	10,684	10,816
Mar-23	11,733	10,956	10,859
Apr-23	11,778	11,022	10,901
May-23	11,738	10,902	10,945
Jun-23	11,803	10,863	10,992
Jul-23	11,889	10,856	11,040
Aug-23	11,865	10,786	11,090
Sep-23	11,828	10,512	11,140
Oct-23	11,801	10,346	11,191
Nov-23	12,109	10,815	11,241
Dec-23	12,422	11,229	11,294
Jan-24	12,469	11,198	11,343
Feb-24	12,462	11,040	11,391
Mar-24	12,584	11,142	11,443
Apr-24	12,471	10,860	11,492
May-24	12,617	11,044	11,549
Jun-24	12,699	11,149	11,597
Jul-24	12,899	11,409	11,649
Aug-24	13,141	11,573	11,705
Sep-24	13,273	11,728	11,755
Oct-24	13,224	11,437	11,801
Nov-24	13,336	11,558	11,847
Dec-24	13,285	11,369	11,895
Jan-25	13,441	11,430	11,939
Feb-25	13,653	11,681	11,978
Mar-25	13,582	11,685	12,018
Apr-25	13,489	11,731	12,061
May-25	13,511	11,647	12,106
Jun-25	13,691	11,826	12,147
Jul-25	13,770	11,795	12,192
Aug-25	13,879	11,936	12,239
Sep-25	14,083	12,067	12,281
Oct-25	14,208	12,142	12,325
Nov-25	14,259	12,217	12,362
Dec-25	14,296	12,199	12,405

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$131,755,750
# of Portfolio Holdings	14
Portfolio Turnover Rate	223%
Advisory Fees and Waivers	326,620

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	7.60%	2.82%	3.64%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index	4.29%	3.24%	2.18%

What did the Fund invest in?

Top 10 Holdings

PIMCO Low Duration Income Fund - Class I	16.2%
Diamond Hill Short Duration Securitized Bond Fund - Class Y	12.4%
iShares 7-10 Year Treasury Bond ETF	12.3%
iShares 1-3 Yr Treas Treasury Bond Fund	11.6%
Fidelity Advisor Capital & Income Fund - Class Z	11.4%
Eaton Vance Emerging Markets Debt Opportunities Fund - Class R6	9.9%
iShares J.P. Morgan USD Emerging Markets Bond ETF	9.7%
iShares 20+ Year Treasury Bond ETF	7.2%
Guggenheim Total Return Bond Fund Ins - Class I	4.7%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Money Market Registered Investment Companies	4.5%Footnote Reference
International Fixed Income	19.6%Footnote Reference
U.S. Fixed Income	75.8%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Asset Weighting

Value	Value
Registered Investment Companies	95.4%Footnote Reference
Money Market Registered Investment Companies	4.5%Footnote Reference
Assets/Other Liabilities (Net)	0.1%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Adviser Class    BNDAX

Tactical Income Fund

Annual Shareholder Report

December 31, 2025

Institutional Class    BNDIX

Tactical Income Fund

Annual Shareholder Report

December 31, 2025

Fund Overview

This annual shareholder report contains important information about the Tactical Income Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$73	0.72%

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  Overweight to US high yield fixed income, as US high yield outperformed investment grade bonds.

  Overweight to Emerging market debt securities also benefited the fixed income portion of the Fund, as it was the best performing fixed income sector in 2025.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Dec-15	10,000	10,000	10,000
Jan-16	10,013	10,138	10,000
Feb-16	10,073	10,210	10,003
Mar-16	10,194	10,303	10,006
Apr-16	10,354	10,343	10,008
May-16	10,337	10,345	10,009
Jun-16	10,475	10,531	10,011
Jul-16	10,547	10,598	10,014
Aug-16	10,617	10,586	10,016
Sep-16	10,652	10,580	10,019
Oct-16	10,569	10,499	10,021
Nov-16	10,385	10,250	10,023
Dec-16	10,455	10,265	10,026
Jan-17	10,537	10,285	10,030
Feb-17	10,661	10,354	10,034
Mar-17	10,644	10,349	10,036
Apr-17	10,735	10,428	10,043
May-17	10,797	10,509	10,048
Jun-17	10,769	10,498	10,056
Jul-17	10,855	10,543	10,064
Aug-17	10,941	10,638	10,073
Sep-17	10,906	10,587	10,082
Oct-17	10,929	10,593	10,090
Nov-17	10,854	10,580	10,098
Dec-17	10,894	10,628	10,108
Jan-18	10,801	10,506	10,119
Feb-18	10,695	10,406	10,128
Mar-18	10,750	10,473	10,141
Apr-18	10,655	10,395	10,156
May-18	10,701	10,469	10,170
Jun-18	10,690	10,456	10,186
Jul-18	10,706	10,459	10,202
Aug-18	10,747	10,526	10,218
Sep-18	10,706	10,458	10,235
Oct-18	10,618	10,376	10,254
Nov-18	10,629	10,438	10,273
Dec-18	10,761	10,629	10,292
Jan-19	10,910	10,742	10,313
Feb-19	10,934	10,736	10,332
Mar-19	11,089	10,942	10,353
Apr-19	11,119	10,945	10,374
May-19	11,251	11,139	10,395
Jun-19	11,396	11,279	10,417
Jul-19	11,414	11,304	10,436
Aug-19	11,616	11,597	10,455
Sep-19	11,555	11,535	10,473
Oct-19	11,578	11,570	10,492
Nov-19	11,550	11,564	10,505
Dec-19	11,587	11,556	10,520
Jan-20	11,775	11,778	10,533
Feb-20	11,879	11,990	10,547
Mar-20	11,603	11,920	10,569
Apr-20	11,781	12,132	10,569
May-20	11,960	12,188	10,570
Jun-20	12,094	12,265	10,571
Jul-20	12,325	12,448	10,572
Aug-20	12,292	12,348	10,573
Sep-20	12,238	12,341	10,574
Oct-20	12,195	12,286	10,575
Nov-20	12,400	12,406	10,576
Dec-20	12,498	12,423	10,576
Jan-21	12,404	12,334	10,577
Feb-21	12,258	12,156	10,578
Mar-21	12,196	12,005	10,578
Apr-21	12,277	12,099	10,578
May-21	12,306	12,139	10,578
Jun-21	12,402	12,224	10,578
Jul-21	12,410	12,361	10,579
Aug-21	12,424	12,337	10,580
Sep-21	12,338	12,230	10,580
Oct-21	12,326	12,227	10,580
Nov-21	12,277	12,263	10,581
Dec-21	12,295	12,232	10,581
Jan-22	12,131	11,968	10,581
Feb-22	12,070	11,835	10,582
Mar-22	11,946	11,506	10,584
Apr-22	11,888	11,069	10,587
May-22	11,876	11,141	10,592
Jun-22	11,568	10,966	10,597
Jul-22	11,607	11,234	10,606
Aug-22	11,530	10,917	10,626
Sep-22	11,458	10,445	10,648
Oct-22	11,467	10,310	10,671
Nov-22	11,634	10,689	10,704
Dec-22	11,594	10,641	10,742
Jan-23	11,776	10,968	10,778
Feb-23	11,659	10,684	10,816
Mar-23	11,776	10,956	10,859
Apr-23	11,822	11,022	10,901
May-23	11,763	10,902	10,945
Jun-23	11,829	10,863	10,992
Jul-23	11,915	10,856	11,040
Aug-23	11,891	10,786	11,090
Sep-23	11,853	10,512	11,140
Oct-23	11,836	10,346	11,191
Nov-23	12,131	10,815	11,241
Dec-23	12,457	11,229	11,294
Jan-24	12,490	11,198	11,343
Feb-24	12,497	11,040	11,391
Mar-24	12,615	11,142	11,443
Apr-24	12,502	10,860	11,492
May-24	12,649	11,044	11,549
Jun-24	12,717	11,149	11,597
Jul-24	12,918	11,409	11,649
Aug-24	13,160	11,573	11,705
Sep-24	13,306	11,728	11,755
Oct-24	13,243	11,437	11,801
Nov-24	13,363	11,558	11,847
Dec-24	13,299	11,369	11,895
Jan-25	13,468	11,430	11,939
Feb-25	13,682	11,681	11,978
Mar-25	13,610	11,685	12,018
Apr-25	13,517	11,731	12,061
May-25	13,539	11,647	12,106
Jun-25	13,719	11,826	12,147
Jul-25	13,785	11,795	12,192
Aug-25	13,908	11,936	12,239
Sep-25	14,113	12,067	12,281
Oct-25	14,223	12,142	12,325
Nov-25	14,289	12,217	12,362
Dec-25	14,313	12,199	12,405

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$131,755,750
# of Portfolio Holdings	14
Portfolio Turnover Rate	223%
Advisory Fees and Waivers	326,620

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	7.63%	2.75%	3.65%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index	4.29%	3.24%	2.18%

What did the Fund invest in?

Top 10 Holdings

PIMCO Low Duration Income Fund - Class I	16.2%
Diamond Hill Short Duration Securitized Bond Fund - Class Y	12.4%
iShares 7-10 Year Treasury Bond ETF	12.3%
iShares 1-3 Yr Treas Treasury Bond Fund	11.6%
Fidelity Advisor Capital & Income Fund - Class Z	11.4%
Eaton Vance Emerging Markets Debt Opportunities Fund - Class R6	9.9%
iShares J.P. Morgan USD Emerging Markets Bond ETF	9.7%
iShares 20+ Year Treasury Bond ETF	7.2%
Guggenheim Total Return Bond Fund Ins - Class I	4.7%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Money Market Registered Investment Companies	4.5%Footnote Reference
International Fixed Income	19.6%Footnote Reference
U.S. Fixed Income	75.8%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Asset Weighting

Value	Value
Registered Investment Companies	95.4%Footnote Reference
Money Market Registered Investment Companies	4.5%Footnote Reference
Assets/Other Liabilities (Net)	0.1%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Institutional Class    BNDIX

Tactical Income Fund

Annual Shareholder Report

December 31, 2025

Retail Class    FLBDX

Tactical Income Fund

Annual Shareholder Report

December 31, 2025

Fund Overview

This annual shareholder report contains important information about the Tactical Income Fund for the period of January 01, 2025, to December 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$101	0.99%

How did the Fund perform last year?

Performance for the Fund in 2025 was driven by:

  Overweight to US high yield fixed income, as US high yield outperformed investment grade bonds.

  Overweight to Emerging market debt securities also benefited the fixed income portion of the Fund, as it was the best performing fixed income sector in 2025.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Retail Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Dec-15	10,000	10,000	10,000
Jan-16	10,013	10,138	10,000
Feb-16	10,073	10,210	10,003
Mar-16	10,194	10,303	10,006
Apr-16	10,354	10,343	10,008
May-16	10,337	10,345	10,009
Jun-16	10,475	10,531	10,011
Jul-16	10,547	10,598	10,014
Aug-16	10,617	10,586	10,016
Sep-16	10,652	10,580	10,019
Oct-16	10,569	10,499	10,021
Nov-16	10,374	10,250	10,023
Dec-16	10,449	10,265	10,026
Jan-17	10,519	10,285	10,030
Feb-17	10,637	10,354	10,034
Mar-17	10,615	10,349	10,036
Apr-17	10,700	10,428	10,043
May-17	10,762	10,509	10,048
Jun-17	10,734	10,498	10,056
Jul-17	10,808	10,543	10,064
Aug-17	10,894	10,638	10,073
Sep-17	10,860	10,587	10,082
Oct-17	10,871	10,593	10,090
Nov-17	10,802	10,580	10,098
Dec-17	10,838	10,628	10,108
Jan-18	10,746	10,506	10,119
Feb-18	10,632	10,406	10,128
Mar-18	10,681	10,473	10,141
Apr-18	10,586	10,395	10,156
May-18	10,625	10,469	10,170
Jun-18	10,614	10,456	10,186
Jul-18	10,619	10,459	10,202
Aug-18	10,660	10,526	10,218
Sep-18	10,619	10,458	10,235
Oct-18	10,526	10,376	10,254
Nov-18	10,543	10,438	10,273
Dec-18	10,657	10,629	10,292
Jan-19	10,793	10,742	10,313
Feb-19	10,823	10,736	10,332
Mar-19	10,977	10,942	10,353
Apr-19	11,000	10,945	10,374
May-19	11,125	11,139	10,395
Jun-19	11,256	11,279	10,417
Jul-19	11,280	11,304	10,436
Aug-19	11,474	11,597	10,455
Sep-19	11,414	11,535	10,473
Oct-19	11,430	11,570	10,492
Nov-19	11,410	11,564	10,505
Dec-19	11,429	11,556	10,520
Jan-20	11,611	11,778	10,533
Feb-20	11,721	11,990	10,547
Mar-20	11,433	11,920	10,569
Apr-20	11,619	12,132	10,569
May-20	11,780	12,188	10,570
Jun-20	11,909	12,265	10,571
Jul-20	12,131	12,448	10,572
Aug-20	12,095	12,348	10,573
Sep-20	12,038	12,341	10,574
Oct-20	11,991	12,286	10,575
Nov-20	12,187	12,406	10,576
Dec-20	12,282	12,423	10,576
Jan-21	12,189	12,334	10,577
Feb-21	12,039	12,156	10,578
Mar-21	11,975	12,005	10,578
Apr-21	12,050	12,099	10,578
May-21	12,075	12,139	10,578
Jun-21	12,166	12,224	10,578
Jul-21	12,169	12,361	10,579
Aug-21	12,179	12,337	10,580
Sep-21	12,103	12,230	10,580
Oct-21	12,080	12,227	10,580
Nov-21	12,031	12,263	10,581
Dec-21	12,034	12,232	10,581
Jan-22	11,873	11,968	10,581
Feb-22	11,813	11,835	10,582
Mar-22	11,696	11,506	10,584
Apr-22	11,635	11,069	10,587
May-22	11,617	11,141	10,592
Jun-22	11,301	10,966	10,597
Jul-22	11,345	11,234	10,606
Aug-22	11,270	10,917	10,626
Sep-22	11,197	10,445	10,648
Oct-22	11,203	10,310	10,671
Nov-22	11,367	10,689	10,704
Dec-22	11,314	10,641	10,742
Jan-23	11,492	10,968	10,778
Feb-23	11,377	10,684	10,816
Mar-23	11,479	10,956	10,859
Apr-23	11,524	11,022	10,901
May-23	11,475	10,902	10,945
Jun-23	11,527	10,863	10,992
Jul-23	11,617	10,856	11,040
Aug-23	11,594	10,786	11,090
Sep-23	11,544	10,512	11,140
Oct-23	11,521	10,346	11,191
Nov-23	11,808	10,815	11,241
Dec-23	12,117	11,229	11,294
Jan-24	12,163	11,198	11,343
Feb-24	12,150	11,040	11,391
Mar-24	12,263	11,142	11,443
Apr-24	12,163	10,860	11,492
May-24	12,290	11,044	11,549
Jun-24	12,357	11,149	11,597
Jul-24	12,545	11,409	11,649
Aug-24	12,787	11,573	11,705
Sep-24	12,922	11,728	11,755
Oct-24	12,861	11,437	11,801
Nov-24	12,977	11,558	11,847
Dec-24	12,922	11,369	11,895
Jan-25	13,059	11,430	11,939
Feb-25	13,273	11,681	11,978
Mar-25	13,204	11,685	12,018
Apr-25	13,107	11,731	12,061
May-25	13,120	11,647	12,106
Jun-25	13,295	11,826	12,147
Jul-25	13,358	11,795	12,192
Aug-25	13,478	11,936	12,239
Sep-25	13,677	12,067	12,281
Oct-25	13,776	12,142	12,325
Nov-25	13,833	12,217	12,362
Dec-25	13,862	12,199	12,405

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$131,755,750
# of Portfolio Holdings	14
Portfolio Turnover Rate	223%
Advisory Fees and Waivers	326,620

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	7.27%	2.45%	3.32%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index	4.29%	3.24%	2.18%

What did the Fund invest in?

Top 10 Holdings

PIMCO Low Duration Income Fund - Class I	16.2%
Diamond Hill Short Duration Securitized Bond Fund - Class Y	12.4%
iShares 7-10 Year Treasury Bond ETF	12.3%
iShares 1-3 Yr Treas Treasury Bond Fund	11.6%
Fidelity Advisor Capital & Income Fund - Class Z	11.4%
Eaton Vance Emerging Markets Debt Opportunities Fund - Class R6	9.9%
iShares J.P. Morgan USD Emerging Markets Bond ETF	9.7%
iShares 20+ Year Treasury Bond ETF	7.2%
Guggenheim Total Return Bond Fund Ins - Class I	4.7%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Money Market Registered Investment Companies	4.5%Footnote Reference
International Fixed Income	19.6%Footnote Reference
U.S. Fixed Income	75.8%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Asset Weighting

Value	Value
Registered Investment Companies	95.4%Footnote Reference
Money Market Registered Investment Companies	4.5%Footnote Reference
Assets/Other Liabilities (Net)	0.1%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Retail Class    FLBDX

Tactical Income Fund

Annual Shareholder Report

December 31, 2025

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.  There were no amendments made to, or waivers granted from, the code of ethics during the fiscal year.

Item 3.  Audit Committee Financial Expert.

The Board of Trustees of the Trust has determined that Jeffrey R. Provence is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Provence is independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:
 2025                                          2024
Audit Fees                                                          $131,500                               $120,000
Audit-Related Fees                                                          0                                              0
Tax Fees                                                                   45,500                                    44,000
All Other Fees                                                           2,440                                        2,500

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.  Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements, including, but not limited to, mileage, lodging, and meals.  Tax fees include amounts related to tax compliance, tax planning, and tax advice, including the review and preparation of the Funds’ income tax returns, the review and preparation of the Funds’ excise tax returns, the review of supporting schedules and documentation provided by management, the review and recalculation of the Funds’ estimated distribution calculations, and the review of wash sales for reasonableness.  All other fees include amounts related to the registrant’s annual filing of Form N1A.

(e)(1)  A purpose of the Audit Committee is to approve the engagement of the registrant’s independent auditors (i) to render audit and non-audit services for the registrant in accordance with Rule 2-01(c)(7)(i) of Regulation S-X, subject to the waiver provisions set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X, and (ii) to render non-audit services for the registrant’s investment advisors (other than a sub-advisor whose role is primarily portfolio management and is subcontracted or overseen by another investment advisor) and any other entity controlling by, or under common control with the investment advisor that provides ongoing services to the registrant, in each case under (ii) if the engagement relates directly to the operations and financial reporting of the registrant, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, subject to waiver provisions set forth in Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(2)  0% of services included in (b) – (d) above were approved pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f)  Not applicable.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant were $91,586 and $80,000, respectively.

(h) The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Items 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)  The schedule of investments is included as part of the report to stockholders filed under Item 7 of this Form.

(b)  Not applicable.

Item 7.  Financial Statements and Financial Highlights for Open-End Management Investment Companies.

December 31, 2025
Meeder Funds
Annual Report

TABLE OF CONTENTS
This Annual Report is prepared and distributed for the general information of the shareholders of the Funds. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus. Investors are advised to consider carefully the investment objectives, risks, charges and expenses of the Fund before investing. The prospectus contains this and other information about the Funds.
Meeder Funds are distributed by Meeder Distribution Services, Inc. (Member FINRA), an affiliate of Meeder Investment Management. An affiliated registered investment adviser, Meeder Asset Management, Inc., serves as the investment adviser to Meeder Funds and is paid a fee for its services.

2025 Annual Report
Fund Holdings & Financial Statements

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2025
Muirfield Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 68 .5%
Communication Services — 7.4%
Alphabet Inc - Class C ................. 163,587 51,333,600
Comcast Corp ...................... 39,920 1,193,209
EverQuote Inc
(1)
..................... 10,760 290,520
Marcus Corp/The .................... 2,543 39,442
Meta Platforms Inc ................... 41,477 27,378,553
New York Times Co/The ................ 8,155 566,120
Omnicom Group Inc .................. 11,977 967,143
Yelp Inc
(1)
......................... 26,007 790,353
82,558,940
Consumer Discretionary — 4.7%
Adient PLC
(1)
....................... 1,497 28,698
Amazon.com Inc
(1)
................... 40,155 9,268,577
Aramark .......................... 14,721 542,616
Best Buy Co Inc ..................... 12,657 847,133
BorgWarner Inc ..................... 11,350 511,431
Boyd Gaming Corp ................... 18,739 1,597,312
Brinker International Inc
(1)
.............. 9,948 1,427,737
Carvana Co
(1)
....................... 2,259 953,343
Expedia Group Inc ................... 3,903 1,105,759
Hasbro Inc ........................ 1,465 120,130
J Jill Inc .......................... 2,242 30,760
La-Z-Boy Inc ....................... 979 36,487
Lear Corp ......................... 29,065 3,330,849
Lululemon Athletica Inc
(1)
............... 4,895 1,017,230
Mohawk Industries Inc
(1)
............... 23,694 2,589,754
Monarch Casino & Resort Inc ............ 2,375 227,288
O'Reilly Automotive Inc
(1)
............... 10,055 917,117
Phinia Inc ......................... 15,050 943,485
Ralph Lauren Corp ................... 9,487 3,354,698
Ross Stores Inc ..................... 25,466 4,587,445
Strattec Security Corp
(1)
................ 2,439 185,705
Tapestry Inc ....................... 33,456 4,274,673
Tesla Inc
(1)
......................... 4,859 2,185,190
Texas Roadhouse Inc ................. 24,553 4,075,798
TJX Cos Inc/The ..................... 42,674 6,555,153
Visteon Corp ....................... 8,651 822,710
Wynn Resorts Ltd .................... 718 86,397
51,623,475
Consumer Staples — 0.7%
Cal-Maine Foods Inc .................. 13,617 1,083,505
Kroger Co/The ...................... 7,337 458,416
Muirfield Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Walmart Inc ....................... 53,904 6,005,444
7,547,365
Energy — 0.6%
Antero Resources Corp
(1)
............... 8,355 287,913
Centrus Energy Corp
(1)
................. 2,442 592,820
Devon Energy Corp ................... 6,089 223,040
Lightbridge Corp
(1)
................... 8,099 102,371
Matador Resources Co ................ 15,343 651,157
SLB Ltd .......................... 54,296 2,083,881
SM Energy Co ...................... 35,020 654,874
TechnipFMC PLC .................... 42,177 1,879,407
Weatherford International PLC ........... 1,308 102,364
6,577,827
Financials — 12.1%
Affiliated Managers Group Inc ........... 80 23,063
Ally Financial Inc .................... 49,604 2,246,565
Bank of New York Mellon Corp/The ........ 154,467 17,932,074
Berkshire Hathaway Inc
(1)
.............. 88,614 44,541,827
Bread Financial Holdings Inc ............ 13,933 1,031,460
Customers Bancorp Inc
(1)
............... 44,353 3,243,091
Dave Inc
(1)
......................... 2,289 506,808
Essent Group Ltd .................... 3,865 251,264
First American Financial Corp ............ 16,627 1,021,563
Interactive Brokers Group Inc ............ 7,736 497,502
Intercontinental Exchange Inc ............ 9,442 1,529,226
Jack Henry & Associates Inc ............ 18,277 3,335,187
Jackson Financial Inc ................. 4,183 446,117
Mastercard Inc ..................... 26,014 14,850,872
Moody's Corp ...................... 2,965 1,514,670
Morningstar Inc ..................... 27,290 5,930,390
Pathward Financial Inc ................ 20,033 1,422,343
Popular Inc ........................ 63,847 7,950,229
PROG Holdings Inc ................... 7,086 208,966
SEI Investments Co ................... 16,648 1,365,469
State Street Corp .................... 93,763 12,096,365
Stewart Information Services Corp ........ 1,196 84,031
United Bankshares Inc/WV .............. 27,848 1,069,363
Webster Financial Corp ................ 667 41,981
Westamerica BanCorp ................. 1,499 71,697
Wintrust Financial Corp ................ 75,887 10,610,520
133,822,643
Health Care — 8.7%
AbbVie Inc ........................ 32,493 7,424,326

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2025
Muirfield Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Amgen Inc ........................ 28,127 9,206,248
Bristol-Myers Squibb Co ............... 4,270 230,324
Cardinal Health Inc ................... 40,366 8,295,213
Cencora Inc ........................ 5,931 2,003,195
Cigna Group/The .................... 2,055 565,598
CVS Health Corp .................... 31,533 2,502,459
Elevance Health Inc .................. 9,266 3,248,196
Eli Lilly & Co ....................... 13,517 14,526,449
Encompass Health Corp ............... 1,424 151,143
Gilead Sciences Inc .................. 71,327 8,754,676
Guardant Health Inc
(1)
................. 3,905 398,857
HCA Healthcare Inc ................... 17,812 8,315,710
Humana Inc ....................... 3,921 1,004,286
Johnson & Johnson .................. 59,080 12,226,606
Merck & Co Inc ..................... 42,367 4,459,550
Natera Inc
(1)
........................ 15,319 3,509,430
Regeneron Pharmaceuticals Inc .......... 2,624 2,025,387
Tenet Healthcare Corp
(1)
................ 115 22,853
United Therapeutics Corp
(1)
............. 623 303,557
UnitedHealth Group Inc ................ 10,615 3,504,118
Universal Health Services Inc ............ 8,346 1,819,595
Zoetis Inc ......................... 14,787 1,860,500
96,358,276
Industrials — 8.3%
Allegion plc ........................ 11,664 1,857,142
Allison Transmission Holdings Inc ......... 4,843 474,130
Argan Inc ......................... 1,973 618,180
Astronics Corp
(1)
..................... 728 39,487
ATI Inc
(1)
.......................... 1,341 153,893
Blue Bird Corp
(1)
..................... 2,744 128,968
CACI International Inc
(1)
................ 563 299,972
Carpenter Technology Corp ............. 1,262 397,328
Caterpillar Inc ...................... 259 148,373
CH Robinson Worldwide Inc ............. 7,184 1,154,900
Comfort Systems USA Inc .............. 1,635 1,525,929
Cummins Inc ....................... 7,786 3,974,364
Delta Air Lines Inc ................... 77,812 5,400,153
Dycom Industries Inc
(1)
................ 4,818 1,628,002
EnerSys .......................... 6,338 930,101
Equifax Inc ........................ 19,145 4,154,082
Federal Signal Corp .................. 347 37,681
FedEx Corp ........................ 14,565 4,207,246
Fluor Corp
(1)
........................ 903 35,786
GE Vernova Inc ..................... 6,311 4,124,680
General Dynamics Corp ................ 60,731 20,445,698
Huntington Ingalls Industries Inc .......... 2,710 921,590
Muirfield Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
JB Hunt Transport Services Inc ........... 2,664 517,722
Johnson Controls International plc ......... 9,468 1,133,793
Lockheed Martin Corp ................. 11,936 5,773,085
Middleby Corp/The
(1)
.................. 20,454 3,040,896
Mueller Industries Inc ................. 14,966 1,718,097
MYR Group Inc
(1)
.................... 2,904 634,524
Nextpower Inc
(1)
..................... 6,237 543,305
Northrop Grumman Corp ............... 12,362 7,048,936
NuScale Power Corp
(1)
................. 3,900 55,263
Power Solutions International Inc
(1)
........ 5,718 326,727
Primoris Services Corp ................ 19,648 2,439,103
Ryder System Inc .................... 194 37,130
Sensata Technologies Holding PLC ........ 9,588 319,184
SkyWest Inc
(1)
...................... 18,671 1,874,755
Southwest Airlines Co ................. 16,279 672,811
Uber Technologies Inc
(1)
................ 14,928 1,219,767
Union Pacific Corp ................... 11,661 2,697,423
United Airlines Holdings Inc
(1)
............ 51,299 5,736,254
United Parcel Service Inc ............... 5,747 570,045
United Rentals Inc ................... 1,913 1,548,229
Valmont Industries Inc ................. 927 372,951
Woodward Inc ...................... 1,482 448,038
Xylem Inc/NY ....................... 4,745 646,174
92,031,897
Information Technology — 21.8%
Amkor Technology Inc ................. 1,921 75,841
Amphenol Corp ..................... 39,897 5,391,681
Apple Inc ......................... 163,336 44,404,525
Applied Materials Inc ................. 17,122 4,400,183
Arrow Electronics Inc
(1)
................ 222 24,460
Avnet Inc ......................... 4,139 199,003
Broadcom Inc ...................... 24,717 8,554,554
Cirrus Logic Inc
(1)
.................... 7,438 881,403
Cisco Systems Inc ................... 66,868 5,150,842
Consensus Cloud Solutions Inc
(1)
.......... 4,942 107,834
Corning Inc ........................ 19,966 1,748,223
Credo Technology Group Holding Ltd
(1)
...... 1,735 249,649
Hut 8 Corp
(1)
....................... 762 35,006
Jabil Inc .......................... 2,552 581,907
KLA Corp ......................... 1,585 1,925,902
Lam Research Corp .................. 14,021 2,400,115
Littelfuse Inc ....................... 195 49,319
MACOM Technology Solutions Holdings Inc
(1)
.. 2,467 422,548
Micron Technology Inc ................ 37,297 10,644,937
Microsoft Corp ...................... 135,937 65,741,852
Monolithic Power Systems Inc ........... 7,124 6,456,909

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2025
Muirfield Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
NVIDIA Corp ....................... 312,132 58,212,618
Oracle Corp ........................ 26,799 5,223,393
Photronics Inc
(1)
..................... 142,898 4,572,736
QUALCOMM Inc ..................... 25,682 4,392,906
Ralliant Corp ....................... 11,887 605,167
Rambus Inc
(1)
....................... 243 22,329
SentinelOne Inc
(1)
.................... 91,545 1,373,175
Skyworks Solutions Inc ................ 1,189 75,394
TD SYNNEX Corp .................... 2,993 449,638
Texas Instruments Inc ................. 30,774 5,338,981
TTM Technologies Inc
(1)
................ 2,801 193,269
Ubiquiti Inc ........................ 1,796 993,817
Viasat Inc
(1)
........................ 8,271 285,019
Western Digital Corp .................. 6,665 1,148,180
242,333,315
Materials — 1.7%
Alcoa Corp ........................ 27,670 1,470,384
Anglogold Ashanti Plc ................. 7,760 661,773
Century Aluminum Co
(1)
................ 1,530 59,945
Commercial Metals Co ................ 2,011 139,202
Crown Holdings Inc .................. 1,810 186,376
Freeport-McMoRan Inc ................ 32,185 1,634,676
Innospec Inc ....................... 526 40,260
Kaiser Aluminum Corp ................. 1,463 168,040
Newmont Corp ..................... 49,011 4,893,748
Nucor Corp ........................ 19,466 3,175,099
Reliance Inc ....................... 11,172 3,227,256
Royal Gold Inc ...................... 4,718 1,048,764
Steel Dynamics Inc ................... 14,896 2,524,127
United States Lime & Minerals Inc ......... 523 62,624
19,292,274
Real Estate — 2.2%
American Healthcare REIT Inc ............ 1,284 60,425
CBRE Group Inc
(1)
.................... 41,785 6,718,610
Jones Lang LaSalle Inc
(1)
............... 7,551 2,540,685
Simon Property Group Inc .............. 69,098 12,790,731
Sun Communities Inc ................. 21,395 2,651,054
24,761,505
Utilities — 0.3%
American Electric Power Co Inc .......... 14,662 1,690,675
NRG Energy Inc ..................... 4,192 667,534
Muirfield Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Southwest Gas Holdings Inc ............. 15,290 1,223,506
3,581,715
Total Common Stocks (United States)
(Cost $ 556,339,649 ) ................ 760,489,232
Warrants (United States) — 0 .0%
Civitas Resources Inc ,
Expiration Date 1/20/2026
(1) (2)
.......... 28 0
Total Warrants (United States)
(Cost $ – ) ........................ 0
Money Market Registered Investment Companies — 29 .9%
Meeder Government Money Market Fund -
Class F , 3.58%
(3)
................... 332,451,306 332,451,306
Total Money Market Registered Investment
Companies
(Cost $ 332,451,306 ) ................ 332,451,306
Total Investments — 98 .4%
(Cost $ 888,790,955 ) ................ 1,092,940,538
Other Assets less Liabilities — 1 .6% ....... 17,558,996
Total Net Assets — 100 .0% ............. 1,110,499,534
Trustee Deferred Compensation
(4)
Meeder Balanced Fund - Retail Class ....... 7,564 102,492
Meeder Conservative Allocation Fund - Retail
Class .......................... 2,104 50,706
Meeder Dynamic Allocation Fund - Retail Class 20,411 299,633
Meeder Muirfield Fund - Retail Class ....... 16,822 168,220
Total Trustee Deferred Compensation
(Cost $ 523,887 ) ................... 621,051

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2025
Muirfield Fund
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Other Futures
Mini MSCI EAFE Futures -
March 2026 ....... 1,075 3/20/26 155,987,875 1,287,544
Mini MSCI Emg Mkt
Futures - March 2026 652 3/20/26 46,011,640 1,448,294
Russell 2000 Futures Mini
March 2026 ....... 244 3/20/26 30,475,600 (680,839)
S&P 500 Mini Futures
March 2026 ....... 256 3/20/26 88,224,000 182,659
S&P Mid Cap Futures
EMini March 2026 .. 80 3/20/26 26,601,600 (362,045)
Total Futures Contracts . 2,307 347,300,715 1,875,613
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at December 31, 2025.
(4) Assets of affiliates to the Muirfield Fund held for the benefit of the Fund’s
Trustees in connection with the Trustee Deferred Compensation Plan.

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2025
Spectrum Fund
Long Positions
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Long — 96 .3%
Communication Services — 8.9%
Alphabet Inc - Class C
(1)
................ 36,905 11,580,789
AMC Networks Inc
(2)
.................. 10,891 103,682
Angi Inc
(2)
......................... 618 7,991
AST SpaceMobile Inc
(2)
................ 92 6,682
AT&T Inc .......................... 2,806 69,701
ATN International Inc .................. 8,206 187,097
Bandwidth Inc
(2)
..................... 15,515 239,707
Bumble Inc
(2)
....................... 1,754 6,262
Cargurus Inc
(2)
...................... 4,204 161,223
Cinemark Holdings Inc ................ 8,109 188,453
Comcast Corp ...................... 8,954 267,635
EverQuote Inc
(2)
..................... 3,788 102,276
Globalstar Inc
(2)
..................... 445 27,163
IDT Corp .......................... 922 47,216
John Wiley & Sons Inc ................. 4,493 137,621
Marcus Corp/The .................... 7,566 117,349
Mediaalpha Inc
(2)
.................... 714 9,246
Meta Platforms Inc
(1)
.................. 8,836 5,832,555
Millicom International Cellular SA ......... 141 7,817
New York Times Co/The ................ 3,539 245,677
Omnicom Group Inc .................. 3,933 317,590
Reddit Inc
(2)
........................ 596 137,002
Rumble Inc
(2)
....................... 3,874 24,484
Thryv Holdings Inc
(2)
.................. 9,782 59,181
Verizon Communications Inc ............ 9,659 393,411
Walt Disney Co/The .................. 7,598 864,424
Yelp Inc
(2)
......................... 18,489 561,881
21,704,115
Consumer Discretionary — 9.7%
Abercrombie & Fitch Co
(2)
............... 530 66,711
Adient PLC
(2)
....................... 5,596 107,275
Amazon.com Inc
(1) (2)
.................. 25,733 5,939,691
American Eagle Outfitters Inc ............ 6,318 166,606
American Public Education Inc
(2)
.......... 5,276 199,433
AutoZone Inc
(2)
...................... 68 230,622
Bath & Body Works Inc ................ 2,874 57,710
Best Buy Co Inc ..................... 4,986 333,713
BorgWarner Inc ..................... 194 8,742
Boyd Gaming Corp ................... 4,202 358,178
Bright Horizons Family Solutions Inc
(2)
...... 1,464 148,450
Brinker International Inc
(2)
.............. 2,328 334,115
Burlington Stores Inc
(2)
................ 425 122,761
Carvana Co
(2)
....................... 635 267,983
Cavco Industries Inc
(2)
................. 444 262,289
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Long — continued
Champion Homes Inc
(2)
................ 1,232 104,104
Citi Trends Inc
(2)
..................... 1,648 68,491
Dana Inc .......................... 1,064 25,281
Deckers Outdoor Corp
(2)
................ 1,012 104,914
Domino's Pizza Inc ................... 121 50,435
Dutch Bros Inc
(2)
..................... 289 17,693
Expedia Group Inc ................... 891 252,429
Flexsteel Industries ................... 3,818 150,773
Genesco Inc
(2)
...................... 1,482 36,709
Goodyear Tire & Rubber Co/The
(2)
......... 1,088 9,531
J Jill Inc .......................... 5,948 81,607
La-Z-Boy Inc ....................... 14,160 527,743
LCI Industries ...................... 3,890 472,013
Lear Corp ......................... 6,802 779,509
Lovesac Co/The
(2)
.................... 1,052 15,517
Lululemon Athletica Inc
(2)
............... 915 190,146
MasterCraft Boat Holdings Inc
(2)
.......... 10,713 202,583
Mohawk Industries Inc
(2)
............... 9,622 1,051,685
Monarch Casino & Resort Inc ............ 882 84,407
Murphy USA Inc ..................... 495 199,742
National Vision Holdings Inc
(2)
............ 3,228 83,347
NVR Inc
(2)
......................... 186 1,356,455
O'Reilly Automotive Inc
(2)
............... 24,195 2,206,826
Oxford Industries Inc .................. 8,725 298,395
Phinia Inc ......................... 930 58,302
Planet Fitness Inc
(2)
................... 1,343 145,675
PVH Corp ......................... 709 47,517
QuantumScape Corp
(2)
................. 6,406 66,751
Ralph Lauren Corp ................... 1,531 541,377
Rent the Runway Inc .................. 1,893 14,974
Ross Stores Inc ..................... 4,047 729,027
Solid Power, Inc.
(2)
................... 3,311 14,072
Sonos Inc
(2)
........................ 4,382 76,948
Strattec Security Corp
(2)
................ 440 33,502
Sturm Ruger & Co Inc ................. 4,500 146,925
Tapestry Inc ....................... 3,375 431,224
Tesla Inc
(2)
......................... 4,522 2,033,634
Texas Roadhouse Inc ................. 7,121 1,182,086
ThredUp Inc
(2)
...................... 6,405 40,928
TJX Cos Inc/The ..................... 8,193 1,258,527
Ulta Beauty Inc
(2)
.................... 207 125,237
Universal Technical Institute Inc
(2)
......... 1,514 39,561
Urban Outfitters Inc
(2)
................. 219 16,482
Visteon Corp ....................... 2,943 279,879
Warby Parker Inc
(2)
................... 420 9,152
Winnebago Industries Inc .............. 2,548 103,245

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2025
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Long — continued
YETI Holdings Inc
(2)
................... 1,004 44,347
24,413,986
Consumer Staples — 3.3%
Cal-Maine Foods Inc .................. 5,476 435,725
Costco Wholesale Corp
(1)
............... 3,900 3,363,126
Edgewell Personal Care Co ............. 1,738 29,633
Fresh Del Monte Produce Inc ............ 2,195 78,208
J&J Snack Foods Corp ................ 155 14,007
Kroger Co/The ...................... 11,788 736,514
Nu Skin Enterprises Inc ................ 13,821 132,958
OIL DRI CORP AMER .................. 190 9,299
PepsiCo Inc ........................ 3,448 494,857
Simply Good Foods Co/The
(2)
............ 7,100 142,568
United Natural Foods Inc
(2)
.............. 1,907 64,209
Walmart Inc
(1)
...................... 21,502 2,395,538
7,896,642
Energy — 2.3%
Antero Resources Corp
(2)
............... 6,967 240,083
Archrock Inc ....................... 225 5,854
Centrus Energy Corp
(2)
................. 521 126,478
ConocoPhillips ...................... 4,387 410,667
Crescent Energy Co .................. 12,875 108,021
Diamondback Energy Inc ............... 6,342 953,393
EOG Resources Inc ................... 7,460 783,375
Exxon Mobil Corp .................... 11,518 1,386,076
Forum Energy Technologies, Inc.
(2)
......... 934 34,511
Kodiak Gas Services Inc ............... 8,665 324,071
Liberty Energy Inc ................... 6,429 118,679
Lightbridge Corp
(2)
................... 5,167 65,311
Matador Resources Co ................ 4,646 197,176
PrimeEnergy Resources Corp
(2)
........... 269 45,999
Ranger Energy Services Inc ............. 1,702 23,794
Riley Exploration Permian Inc ............ 650 17,160
SLB Ltd .......................... 4,854 186,296
SM Energy Co ...................... 12,774 238,874
Teekay Corp Ltd ..................... 1,555 14,042
Teekay Tankers Ltd ................... 1,925 102,833
Valero Energy Corp ................... 629 102,395
Weatherford International PLC ........... 518 40,539
5,525,627
Financials — 17.8%
Ally Financial Inc .................... 19,445 880,664
American International Group Inc ......... 3,126 267,429
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Long — continued
Ameriprise Financial Inc ............... 614 301,069
Axis Capital Holdings Ltd ............... 5,238 560,937
Banc of California Inc ................. 2,299 44,348
Bank of New York Mellon Corp/The ........ 10,802 1,254,004
Bank of NT Butterfield & Son Ltd/The ....... 1,607 80,061
BankUnited Inc ..................... 5,663 252,400
Berkshire Hathaway Inc
(1) (2)
............. 22,168 11,142,745
Bread Financial Holdings Inc ............ 7,226 534,941
Capital One Financial Corp .............. 10,767 2,609,490
Chubb Ltd ......................... 37 11,548
Citizens Financial Group Inc ............. 7,772 453,962
CNA Financial Corp Corporation .......... 6,106 291,500
Customers Bancorp Inc
(2)
............... 19,227 1,405,878
Dave Inc
(2)
......................... 614 135,946
Enova International Inc
(2)
............... 327 51,404
Essent Group Ltd .................... 3,534 229,745
Euronet Worldwide Inc
(2)
............... 6,352 483,451
Fidelity D&D Bancorp Inc ............... 2,024 88,105
First American Financial Corp ............ 17,356 1,066,353
First Hawaiian, Inc. ................... 321 8,121
First Interstate BancSystem Inc .......... 12,525 433,365
FirstCash Holdings Inc ................. 1,010 160,974
Global Payments Inc .................. 10,214 790,564
HCI Group Inc ...................... 410 78,593
Heritage Insurance Holdings Inc
(2)
......... 3,522 103,054
Interactive Brokers Group Inc ............ 2,067 132,929
Intercontinental Exchange Inc ............ 2,161 349,996
International Bancshares Corp ........... 710 47,172
Investors Title Co .................... 1,068 266,615
Jack Henry & Associates Inc ............ 3,802 693,789
Jackson Financial Inc ................. 469 50,019
Kemper Corp ....................... 7,055 286,010
LendingTree Inc
(2)
.................... 1,780 94,500
Marketwise, Inc. .................... 502 7,540
Mastercard Inc
(1)
.................... 12,682 7,239,900
Mercury General Corp ................. 470 44,208
MFA Financial Inc .................... 1,564 14,561
Moody's Corp ...................... 1,003 512,383
Morningstar Inc ..................... 6,353 1,380,570
National Bank Holdings Corp ............ 1,251 47,550
Nicolet Bankshares ................... 399 48,399
Old Republic International Corp ........... 4,423 201,866
OneMain Holdings Inc ................. 215 14,523
OppFi Inc ......................... 2,295 24,006
Pagseguro Digital Ltd ................. 5,522 53,232
Pathward Financial Inc ................ 9,543 677,553
Popular Inc ........................ 9,450 1,176,714

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2025
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Long — continued
PROG Holdings Inc ................... 6,285 185,345
QCR Holdings Inc .................... 1,995 166,183
Red River Bancshares Inc .............. 374 26,715
SEI Investments Co ................... 112 9,186
Selectquote Inc
(2)
.................... 6,434 9,072
Silvercrest Asset Management Group Inc .... 1,396 21,205
State Street Corp .................... 17,025 2,196,395
Stewart Information Services Corp ........ 8,483 596,016
Synchrony Financial .................. 15,303 1,276,729
Texas Capital Bancshares Inc
(2)
........... 1,262 114,261
Toast Inc
(2)
........................ 4,980 176,840
TrustCo Bank Corp NY ................. 255 10,539
Trustmark Corp ..................... 921 35,873
United Bankshares Inc/WV .............. 10,424 400,282
United Fire Group In .................. 1,471 53,471
Webster Financial Corp ................ 1,600 100,704
Westamerica BanCorp ................. 5,218 249,577
Wintrust Financial Corp ................ 12,716 1,777,951
44,491,030
Health Care — 9.8%
AbbVie Inc ........................ 10,411 2,378,809
ACADIA Pharmaceuticals Inc
(2)
........... 984 26,283
ADMA Biologics Inc
(2)
................. 9,759 178,004
Alnylam Pharmaceuticals Inc
(2)
........... 126 50,104
Amgen Inc ........................ 6,477 2,119,987
Amylyx Pharmaceutica
(2)
............... 2,099 25,356
Biogen Inc
(2)
....................... 169 29,742
BioMarin Pharmaceutical Inc
(2)
........... 1,668 99,129
Bristol-Myers Squibb Co ............... 1,678 90,511
Cardinal Health Inc ................... 4,867 1,000,168
CareDx Inc
(2)
....................... 4,196 79,053
Celcuity Inc
(2)
....................... 421 41,991
Cencora Inc ........................ 35 11,821
Centene Corp
(2)
..................... 1,579 64,976
Cigna Group/The .................... 2,529 696,057
CorVel Corp
(2)
....................... 95 6,429
CVS Health Corp .................... 5,202 412,831
Definitive Healthcare Corp
(2)
............. 7,001 20,093
Elevance Health Inc .................. 2,478 868,663
Eli Lilly & Co
(1)
...................... 3,078 3,307,865
Emergent BioSolutions Inc
(2)
............. 1,581 19,541
Enanta Pharmaceutica
(2)
............... 2,025 31,934
Encompass Health Corp ............... 4,626 491,004
Evolus Inc
(2)
........................ 5,064 33,676
Fulcrum Therapeutics
(2)
................ 3,479 39,347
Gilead Sciences Inc .................. 15,476 1,899,524
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Long — continued
Guardian Pharmacy Services Inc
(2)
......... 4,145 124,723
HCA Healthcare Inc ................... 2,316 1,081,248
Humana Inc ....................... 1,408 360,631
IDEXX Laboratories Inc
(2)
............... 107 72,389
Insulet Corp
(2)
...................... 1,585 450,520
Intuitive Surgical Inc
(2)
................. 118 66,830
Ionis Pharmaceuticals Inc
(2)
............. 671 53,083
Johnson & Johnson .................. 13,613 2,817,210
McKesson Corp ..................... 13 10,664
Merck & Co Inc ..................... 7,447 783,871
Metagenomi Inc
(2)
.................... 5,496 8,904
Monopar Therapeutics
(2)
............... 994 64,908
Natera Inc
(2)
........................ 2,803 642,139
National Research Corp ................ 2,884 54,133
Neurocrine Biosciences Inc
(2)
............ 203 28,791
Perrigo Co PLC ..................... 1,976 27,506
Phibro Animal Health Corp .............. 8,180 305,605
Quest Diagnostics Inc ................. 108 18,741
Rapport Therapeutics
(2)
................ 1,208 36,651
Regeneron Pharmaceuticals Inc .......... 883 681,561
STERIS PLC ........................ 2,445 619,856
Strata Critical Medical Inc
(2)
............. 4,596 22,107
Tenet Healthcare Corp
(2)
................ 51 10,135
Third Harmonic Bio Inc
(2) (3)
.............. 2,083 0
United Therapeutics Corp
(2)
............. 204 99,399
UnitedHealth Group Inc ................ 3,679 1,214,475
Universal Health Services Inc ............ 2,096 456,970
Vertex Pharmaceuticals Inc
(2)
............ 570 258,415
Viatris Inc ......................... 664 8,267
West Pharmaceutical Services Inc ......... 174 47,874
Zoetis Inc ......................... 1,345 169,228
24,619,732
Industrials — 11.3%
Acuity Inc ......................... 288 103,691
Alaska Air Group Inc
(2)
................. 13,369 672,461
Allegion plc ........................ 699 111,295
Allison Transmission Holdings Inc ......... 275 26,922
AMETEK Inc ....................... 4,595 943,399
Argan Inc ......................... 574 179,846
Armstrong World Industries Inc ........... 377 72,045
Astronics Corp
(2)
..................... 621 33,683
ATI Inc
(2)
.......................... 134 15,378
Atkore Inc ......................... 3,499 221,312
AZZ Inc .......................... 98 10,504
Blue Bird Corp
(2)
..................... 6,916 325,052
Boise Cascade Co ................... 883 64,989

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2025
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Long — continued
BWX Technologies Inc ................. 4,811 831,533
Carpenter Technology Corp ............. 178 56,041
Caterpillar Inc ...................... 933 534,488
CH Robinson Worldwide Inc ............. 833 133,913
Comfort Systems USA Inc .............. 968 903,425
Cummins Inc ....................... 1,083 552,817
Delta Air Lines Inc ................... 13,752 954,389
Dycom Industries Inc
(2)
................ 708 239,233
Eaton Corp PLC ..................... 1,118 356,094
EnerSys .......................... 2,951 433,059
Equifax Inc ........................ 4,613 1,000,929
FedEx Corp ........................ 1,860 537,280
Fluor Corp
(2)
........................ 1,584 62,774
FTI Consulting Inc
(2)
.................. 107 18,279
GE Vernova Inc ..................... 1,000 653,570
General Dynamics Corp ................ 5,806 1,954,648
GEO Group Inc/The
(2)
.................. 571 9,205
HNI Corp .......................... 2,956 124,270
Hubbell Inc ........................ 1,624 721,235
Hudson Technologies Inc
(2)
.............. 2,565 17,570
Huntington Ingalls Industries Inc .......... 1,587 539,691
IBEX Holdings Ltd
(2)
................... 15,955 609,162
JB Hunt Transport Services Inc ........... 908 176,461
Johnson Controls International plc ......... 788 94,363
Kelly Services Inc .................... 4,793 42,178
Leonardo DRS Inc ................... 7,655 260,959
Lincoln Electric Holdings Inc ............. 1,520 364,253
Lockheed Martin Corp ................. 962 465,291
Middleby Corp/The
(2)
.................. 4,268 634,524
Mueller Industries Inc ................. 4,063 466,432
MYR Group Inc
(2)
.................... 1,172 256,082
Nextpower Inc
(2)
..................... 1,500 130,665
Northrop Grumman Corp ............... 1,500 855,315
NuScale Power Corp
(2)
................. 6,733 95,407
Omega Flex Inc ..................... 482 14,190
PACCAR Inc ........................ 4,912 537,913
Parker-Hannifin Corp ................. 973 855,228
Power Solutions International Inc
(2)
........ 1,345 76,853
Primoris Services Corp ................ 4,876 605,307
Quad/Graphics Inc ................... 2,461 15,430
Quanex Building Products Corp ........... 2,707 41,634
Rocket Lab Corp
(2)
................... 2,724 190,026
Rockwell Automation Inc ............... 1,239 482,058
Ryder System Inc .................... 39 7,464
Sensata Technologies Holding PLC ........ 3,274 108,991
SkyWest Inc
(2)
...................... 3,181 319,404
Southwest Airlines Co ................. 4,801 198,425
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Long — continued
Sun Country Airlines Holdings Inc
(2)
........ 9,883 142,216
Trane Technologies PLC ................ 168 65,386
Uber Technologies Inc
(2)
................ 2,385 194,878
UFP Industries Inc ................... 1,723 156,879
Union Pacific Corp ................... 9,709 2,245,886
United Airlines Holdings Inc
(2)
............ 14,244 1,592,764
United Rentals Inc ................... 954 772,091
Valmont Industries Inc ................. 260 104,603
Vicor Corp
(2)
........................ 104 11,398
Wabash National Corp ................. 18,035 156,003
WESCO International Inc ............... 51 12,477
Willdan Group Inc
(2)
................... 1,910 197,991
Woodward Inc ...................... 57 17,232
26,988,839
Information Technology — 24.5%
ACI Worldwide Inc
(2)
.................. 2,598 124,210
Adobe Inc
(2)
........................ 574 200,894
Amkor Technology Inc ................. 14,374 567,485
Amphenol Corp ..................... 3,008 406,501
Apple Inc
(1)
........................ 45,138 12,271,217
Applied Materials Inc ................. 3,476 893,297
Arista Networks Inc
(2)
................. 803 105,217
Astera Labs Inc
(2)
.................... 432 71,867
Avnet Inc ......................... 857 41,205
Broadcom Inc
(1)
..................... 11,658 4,034,834
Cipher Mining Inc
(2)
................... 1,884 27,808
Cirrus Logic Inc
(2)
.................... 512 60,672
Cisco Systems Inc ...................
9,514
732,863
Cognex Corp ....................... 1,306 46,990
Consensus Cloud Solutions Inc
(2)
.......... 14,856 324,158
Corning Inc ........................ 1,663 145,612
Credo Technology Group Holding Ltd
(2)
...... 238 34,246
Digital Turbine Inc
(2)
.................. 4,282 21,410
DXC Technology Co
(2)
................. 18,898 276,856
Evolv Technologies H
(2)
................ 3,421 24,494
First Solar Inc
(2)
..................... 500 130,615
Freshworks Inc
(2)
.................... 2,332 28,567
Hut 8 Corp
(2)
....................... 2,280 104,743
Intel Corp
(2)
........................ 12,811 472,726
Intuit Inc .......................... 414 274,242
KLA Corp ......................... 469 569,872
Kulicke  Indu Industries ................ 667 30,389
Lam Research Corp .................. 612 104,762
Littelfuse Inc ....................... 195 49,319
MACOM Technology Solutions Holdings Inc
(2)
.. 1,148 196,629
Micron Technology Inc ................ 6,410 1,829,478

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2025
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Long — continued
Microsoft Corp
(1)
..................... 26,790 12,956,180
Monolithic Power Systems Inc ........... 1,735 1,572,535
nLight Inc
(2)
........................ 259 9,715
NVIDIA Corp
(1)
...................... 72,251 13,474,811
Ooma Inc
(2)
........................ 2,619 30,721
Oracle Corp ........................ 6,419 1,251,127
Pagaya Technologies Ltd
(2)
.............. 515 10,763
Photronics Inc
(2)
..................... 21,993 703,776
Plexus Corp
(2)
...................... 627 92,169
Pure Storage Inc
(2)
................... 2,784 186,556
QUALCOMM Inc ..................... 11,209 1,917,299
Ralliant Corp ....................... 849 43,223
RingCentral Inc
(2)
.................... 322 9,299
Riot Platforms Inc
(2)
................... 1,673 21,197
Sanmina Corp
(2)
..................... 270 40,519
SentinelOne Inc
(2)
.................... 64,529 967,935
Skyworks Solutions Inc ................ 7,187 455,728
TD SYNNEX Corp .................... 74 11,117
Teradata Corp
(2)
..................... 307 9,345
Teradyne Inc ....................... 96 18,582
Texas Instruments Inc
(1)
................ 12,173 2,111,894
TTM Technologies Inc
(2)
................ 2,503 172,707
Ubiquiti Inc ........................ 388 214,700
Ultra Clean Holdings Inc
(2)
.............. 3,136 79,435
VeriSign Inc ........................ 1,415 343,774
Viasat Inc
(2)
........................ 2,623 90,389
Western Digital Corp .................. 851 146,602
Zebra Technologies Corp
(2)
.............. 579 140,593
Zoom Communications Inc
(2)
............ 2,102 181,382
61,467,251
Materials — 2.6%
Alcoa Corp ........................ 5,225 277,656
Anglogold Ashanti Plc ................. 1,908 162,714
Avery Dennison Corp ................. 2,070 376,492
Balchem Corp ...................... 693 106,278
Caledonia Mining Cor ................. 290 7,589
Century Aluminum Co
(2)
................ 2,166 84,864
CF Industries Holdings Inc .............. 1,086 83,991
Clearwater Paper Corp
(2)
............... 2,674 46,528
Coeur Mining Inc
(2)
................... 2,146 38,263
Commercial Metals Co ................ 97 6,714
Contango Ore, Inc.
(2)
.................. 1,922 50,760
Core Molding Technologies Inc
(2)
.......... 1,201 24,080
Critical Metals Corp
(2)
................. 977 6,780
Crown Holdings Inc .................. 5,624 579,103
Freeport-McMoRan Inc ................ 6,256 317,742
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Long — continued
Idaho Strategic Reso
(2)
................. 469 18,901
Ingevity Co.
(2)
....................... 561 33,200
Innospec Inc ....................... 2,899 221,889
Kaiser Aluminum Corp ................. 3,345 384,207
Materion Corp ...................... 1,021 126,931
Newmont Corp ..................... 10,426 1,041,036
Niocorp Developments
(2)
............... 1,477 7,828
Nucor Corp ........................ 3,053 497,975
Reliance Inc ....................... 2,381 687,799
Royal Gold Inc ...................... 4,854 1,078,996
Steel Dynamics Inc ................... 2,971 503,436
U S Antimony Corp
(2)
.................. 6,949 34,884
United States Lime & Minerals Inc ......... 821 98,307
Warrior Met Coal Inc .................. 319 28,126
6,933,069
Real Estate — 4.3%
American Healthcare REIT Inc ............ 6,505 306,125
CBL & Associates Properties Inc .......... 21,372 790,764
CBRE Group Inc
(2)
.................... 12,509 2,011,322
Chatham Lodging Trust ................ 6,031 41,071
Jones Lang LaSalle Inc
(2)
............... 4,472 1,504,694
Kite Realty Group Tr .................. 23,888 572,595
NET Lease Office Properties ............. 38,347 988,969
Orion Properties Inc .................. 39,876 90,120
Rayonier Inc ....................... 6,777 146,722
RE/MAX Holdings Inc
(2)
................ 29,007 220,163
Rexford Industrial Realty Inc ............. 1,113 43,095
Simon Property Group Inc .............. 10,838 2,006,222
Sun Communities Inc ................. 17,883 2,215,883
10,937,745
Utilities — 1.8%
AES Corp/The ...................... 22,005 315,552
American Electric Power Co Inc .......... 339 39,090
American States Water Co .............. 93 6,741
Consolidated Edison Inc ............... 3,665 364,008
Eversource Energy ................... 3,706 249,525
FirstEnergy Corp .................... 6,752 302,287
H2O America ....................... 2,101 102,928
Hallador Energy Co
(2)
.................. 2,296 43,716
National Fuel Gas Co .................. 20,890 1,672,453
NextEra Energy Inc ................... 9,475 760,653
NRG Energy Inc ..................... 386 61,467
Portland General Electric Co ............. 3,213 154,192

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2025
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Long — continued
Southwest Gas Holdings Inc ............. 6,256 500,605
4,573,217
Total Common Stocks - Long
(Cost $ 178,270,738 ) ................ 239,551,253
Warrants (United States) — 0 .0%
Civitas Resources Inc ,
Expiration Date 1/20/2026
(2) (3)
.......... 6 0
Total Warrants (United States)
(Cost $ – ) ........................ 0
Money Market Registered Investment Companies — 3 .1%
Meeder Government Money Market Fund - Class
F , 3.58%
(4)
....................... 7,633,235 7,633,235
Total Money Market Registered Investment
Companies
(Cost $ 7,633,235 ) .................. 7,633,235
Short Positions
Common Stocks - Short — - 20 .9%
Communication Services — -0.9%
Gogo Inc
(2)
......................... (3,185) (14,842)
Liberty Media Corp-Liberty Formula One
(2)
... (8,109) (798,818)
Madison Square Garden Sports Corp
(2)
...... (5,928) (1,533,277)
(2,346,937)
Consumer Discretionary — -1.3%
America's Car-Mart Inc/TX
(2)
............. (347) (8,765)
DoorDash Inc
(2)
..................... (342) (77,456)
Dream Finders Homes Inc
(2)
............. (14,775) (252,653)
GameStop Corp
(2)
.................... (24,022) (482,362)
Genius Sports Limite
(2)
................ (5,253) (57,888)
Kura Sushi USA Inc
(2)
.................. (956) (50,027)
LGI Homes Inc
(2)
..................... (14,728) (632,715)
Marriott Vacations Worldwide Corp ........ (1,741) (100,438)
Mcgraw Hill, Inc.
(2)
................... (5,044) (83,226)
RH
(2)
............................. (1,695) (303,659)
Steven Madden Ltd .................. (17,295) (720,164)
Wyndham Hotels & Resorts Inc. .......... (10,118) (764,516)
(3,533,869)
Consumer Staples — -1.6%
Alico Inc .......................... (9,252) (336,588)
Brown-Forman Corp
(2)
................. (55,968) (1,458,526)
Chefs' Warehouse Inc/The
(2)
............. (13,385) (834,287)
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Short — continued
elf Beauty Inc
(2)
..................... (2,228) (169,417)
Fitlife Brands Inc
(2)
................... (1,497) (24,356)
Maplebear Inc
(2)
..................... (17,466) (785,621)
Performance Food Group Co
(2)
............ (4,206) (378,204)
Primo Brands Corpora ................. (7,217) (117,998)
Westrock Coffee Co
(2)
................. (3,200) (13,024)
(4,118,021)
Financials — -3.8%
Bancorp Inc/The
(2)
................... (5,412) (365,418)
Brookfield Asset Management Ltd ......... (28,377) (1,486,671)
Brown & Brown Inc .................. (17,661) (1,407,582)
Carlyle Group Inc/The ................. (2,913) (172,187)
Coinbase Global Inc
(2)
................. (2,350) (531,429)
Eagle Bancorp Inc ................... (17,621) (377,442)
First Internet Banco .................. (7,555) (157,673)
Flagstar Bank NA .................... (32,682) (411,466)
Flywire Corp
(2)
...................... (8,935) (126,520)
Goosehead Insurance Inc ............... (2,559) (188,470)
National Bankshares .................. (6,665) (223,477)
Orchid Island Capital Inc ............... (94,597) (681,098)
Ready Capital Corp ................... (69,376) (151,240)
StepStone Group Inc .................. (19,038) (1,221,668)
Tradeweb Markets Inc ................. (3,053) (328,320)
Triumph Financial Inc
(2)
................ (11,794) (738,658)
Upstart Holdings Inc
(2)
................. (12,951) (566,347)
(9,135,666)
Health Care — -0.7%
AnaptysBio Inc
(2)
..................... (1,380) (66,902)
Ceribell, Inc
(2)
....................... (3,184) (69,825)
CG oncology Inc
(2)
.................... (3,253) (135,065)
Hims & Hers Health Inc
(2)
............... (1,625) (52,764)
Integer Holdings Corp.
(2)
............... (9,264) (726,576)
OrthoPediatrics Corp
(2)
................. (8,035) (142,702)
PROCEPT BioRobotics Corp
(2)
............ (6,338) (199,394)
RxSight Inc
(2)
....................... (10,268) (106,993)
Summit Therapeutics
(2)
................ (2,761) (48,290)
Surgery Partners Inc
(2)
................. (6,965) (107,609)
Syndax Pharmaceuticals Inc
(2)
........... (4,284) (90,007)
Tempus AI Inc
(2)
..................... (1,637) (96,665)
UFP Technologies Inc
(2)
................ (1,220) (270,877)
(2,113,669)
Industrials — -3.7%
AAON Inc ......................... (5,511) (420,214)

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2025
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Short — continued
Aebi Schmidt Holding ................. (11,770) (148,891)
AeroVironment Inc
(2)
.................. (2,185) (528,530)
Avis Budget Group Inc
(2)
................ (1,605) (205,954)
Casella Waste Sys In
(2)
................. (2,462) (241,128)
CBIZ Inc
(2)
......................... (16,814) (848,266)
First Advantage Corp
(2)
................ (19,928) (289,554)
INSPERITY INC ...................... (149) (5,769)
JBT Marel Corp ..................... (9,236) (1,391,588)
Limbach Holdings Inc
(2)
................ (1,818) (141,531)
Montrose Environmental Group Inc
(2)
....... (1,684) (41,814)
Parsons Corp
(2)
...................... (4,110) (253,998)
Paychex Inc ....................... (12,443) (1,395,856)
Perma Fix Envir Serv
(2)
................. (2,464) (31,022)
QXO Inc
(2)
......................... (34,418) (663,923)
Red Cat Holdings Inc
(2)
................ (1,622) (12,862)
Resideo Technologies
(2)
................ (4,670) (164,010)
RXO Inc
(2)
......................... (24,588) (310,792)
Standex International Corp .............. (6,374) (1,384,943)
Terex Corp ........................ (2,550) (136,119)
TIC Solutions Inc
(2)
................... (11,311) (114,354)
Titan International
(2)
.................. (818) (6,405)
Transcat Inc
(2)
...................... (436) (24,734)
(8,762,257)
Information Technology — -1.3%
Alkami Technology Inc
(2)
............... (31,118) (717,892)
Applied Optoelectronics Inc
(2)
............ (2,924) (101,931)
Bill.com Holdings In
(2)
................. (5,534) (301,824)
Blackline Inc
(2)
...................... (2,657) (146,906)
Circle Internet Grou
(2)
................. (3,420) (271,206)
I3 Verticals Inc
(2)
..................... (13,005) (327,596)
IonQ Inc
(2)
......................... (4,166) (186,928)
Life360 Inc
(2)
....................... (11,405) (731,517)
NextNav Inc
(2)
...................... (5,464) (90,921)
PAR Technology Corp
(2)
................ (12,237) (443,958)
Skywater Technology,
(2)
................ (765) (13,892)
(3,334,571)
Materials — -1.5%
DuPont de Nemours Inc ................ (6,259) (251,612)
Hawkins Inc ....................... (8,774) (1,246,434)
International Paper Co ................. (36,001) (1,418,079)
James Hardie Industries PLC
(2)
........... (20,819) (431,994)
Knife River Corp
(2)
.................... (2,095) (147,383)
(3,495,502)
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Short — continued
Real Estate — -4.8%
Acadia Realty Trust ................... (72,186) (1,482,700)
Curbline Properties Corp ............... (62,395) (1,448,188)
National Storage Affiliates .............. (50,989) (1,438,400)
NETSTREIT Corp .................... (90,305) (1,592,980)
NexPoint Residential Trust Inc ............ (10,298) (309,970)
Safehold Inc ....................... (59,035) (808,189)
SL Green Realty Corp ................. (28,417) (1,303,488)
Smartstop Self Storage REIT Inc .......... (17,127) (529,909)
Terreno Realty Corp .................. (25,643) (1,505,501)
UMH PROPERTIES INC ................. (14,522) (231,045)
Weyerhaeuser Co .................... (60,250) (1,427,323)
(12,077,693)
Utilities — -1.3%
Constellation Energy Corp .............. (3,967) (1,401,422)
Dominion Energy Inc .................. (23,924) (1,401,707)
Oklo Inc
(2)
......................... (2,953) (211,907)
(3,015,036)
Total Common Stocks - Short – - 20 .9%
(Proceeds Received $ (57,264,177) ) ...... (51,933,221)
Total Investments — Long — 99 .4%
(Cost $ 185,903,973 ) ................ 247,184,488
Other Assets less Liabilities — 21 .5% ...... 53,387,921
Total Net Assets — 100 .0% ............. 248,639,188
Trustee Deferred Compensation
(5)
Meeder Balanced Fund - Retail Class ....... 1,280 17,344
Meeder Conservative Allocation Fund - Retail
Class .......................... 375 9,038
Meeder Dynamic Allocation Fund - Retail Class 3,216 47,211
Meeder Muirfield Fund - Retail Class ....... 4,121 41,210
Total Trustee Deferred Compensation
(Cost $ 100,869 ) ................... 114,803

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2025
Spectrum Fund
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Other Futures
Mini MSCI EAFE Futures -
March 2026 ........ 239 3/20/26 34,680,095 286,254
Mini MSCI Emg Mkt Futures
- March 2026 ....... 144 3/20/26 10,162,080 319,869
Russell 2000 Futures Mini
March 2026 ........ 112 3/20/26 13,988,800 (312,517)
S&P 500 Mini Futures March
2026 ............ (3) 3/20/26 (1,033,875) (2,090)
S&P Mid Cap Futures EMini
March 2026 ........ 8 3/20/26 2,660,160 (34,132)
Total Futures Contracts .. 500 60,457,260 257,384
(1) All or a portion of the security is held as collateral for securities sold short. The total fair value of this collateral on December 31, 2025 was
$25,052,320.
(2) Represents non-income producing securities.
(3) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at December 31, 2025.
(5) Assets of affiliates to the Spectrum Fund held for the benefit of the Fund’s
Trustees in connection with the Trustee Deferred Compensation Plan.

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2025
Global Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 33 .5%
Communication Services — 3.5%
Alphabet Inc - Class C ................. 2,610 819,018
Comcast Corp ...................... 292 8,728
EverQuote Inc
(1)
..................... 184 4,968
Meta Platforms Inc ................... 754 497,708
Omnicom Group Inc .................. 278 22,448
Yelp Inc
(1)
......................... 547 16,623
1,369,493
Consumer Discretionary — 2.3%
Amazon.com Inc
(1)
................... 1,095 252,748
Best Buy Co Inc ..................... 189 12,650
BorgWarner Inc ..................... 52 2,343
Boyd Gaming Corp ................... 525 44,751
Brinker International Inc
(1)
.............. 195 27,986
Carvana Co
(1)
....................... 31 13,083
Expedia Group Inc ................... 107 30,314
Lear Corp ......................... 334 38,276
Lululemon Athletica Inc
(1)
............... 80 16,625
Mohawk Industries Inc
(1)
............... 433 47,327
O'Reilly Automotive Inc
(1)
............... 174 15,871
Phinia Inc ......................... 173 10,845
Ralph Lauren Corp ................... 173 61,175
Ross Stores Inc ..................... 350 63,049
Tapestry Inc ....................... 516 65,929
Tesla Inc
(1)
......................... 16 7,196
Texas Roadhouse Inc ................. 398 66,068
TJX Cos Inc/The ..................... 684 105,069
Visteon Corp ....................... 30 2,853
884,158
Consumer Staples — 0.3%
Cal-Maine Foods Inc .................. 184 14,641
Costco Wholesale Corp ................ 15 12,935
Kroger Co/The ...................... 335 20,931
Walmart Inc ....................... 768 85,563
134,070
Energy — 0.4%
Antero Resources Corp
(1)
............... 62 2,137
Centrus Energy Corp
(1)
................. 44 10,681
Devon Energy Corp ................... 614 22,491
Lightbridge Corp
(1)
................... 228 2,882
Matador Resources Co ................ 412 17,485
SLB Ltd .......................... 1,152 44,214
SM Energy Co ...................... 739 13,819
Global Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
TechnipFMC PLC .................... 709 31,593
145,302
Financials — 5.9%
Ally Financial Inc .................... 1,096 49,638
Bank of New York Mellon Corp/The ........ 1,946 225,911
Berkshire Hathaway Inc
(1)
.............. 1,573 790,668
Bread Financial Holdings Inc ............ 278 20,580
Customers Bancorp Inc
(1)
............... 939 68,660
Dave Inc
(1)
......................... 36 7,971
First American Financial Corp ............ 200 12,288
Interactive Brokers Group Inc ............ 286 18,393
Intercontinental Exchange Inc ............ 100 16,196
Jack Henry & Associates Inc ............ 303 55,291
Jackson Financial Inc ................. 47 5,013
Mastercard Inc ..................... 580 331,110
Moody's Corp ...................... 78 39,846
Morningstar Inc ..................... 447 97,138
Pathward Financial Inc ................ 371 26,341
Popular Inc ........................ 930 115,804
SEI Investments Co ................... 286 23,458
State Street Corp .................... 1,739 224,348
Stewart Information Services Corp ........ 21 1,475
United Bankshares Inc/WV .............. 68 2,611
Westamerica BanCorp ................. 36 1,722
Wintrust Financial Corp ................ 1,285 179,669
2,314,131
Health Care — 4.3%
AbbVie Inc ........................ 414 94,595
Amgen Inc ........................ 790 258,575
Cardinal Health Inc ................... 679 139,534
Cencora Inc ........................ 148 49,987
Cigna Group/The .................... 9 2,477
CVS Health Corp .................... 327 25,951
Elevance Health Inc .................. 193 67,656
Eli Lilly & Co ....................... 222 238,579
Encompass Health Corp ............... 244 25,898
Gilead Sciences Inc .................. 1,426 175,027
Guardant Health Inc
(1)
................. 63 6,435
HCA Healthcare Inc ................... 415 193,747
Humana Inc ....................... 30 7,684
Johnson & Johnson .................. 811 167,836
Merck & Co Inc ..................... 358 37,683
Natera Inc
(1)
........................ 250 57,272
Regeneron Pharmaceuticals Inc .......... 37 28,559

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2025
Global Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
United Therapeutics Corp
(1)
............. 11 5,360
UnitedHealth Group Inc ................ 183 60,410
Universal Health Services Inc ............ 131 28,561
Zoetis Inc ......................... 180 22,648
1,694,474
Industrials — 4.1%
Allegion plc ........................ 28 4,458
Allison Transmission Holdings Inc ......... 96 9,398
Argan Inc ......................... 51 15,979
ATI Inc
(1)
.......................... 26 2,984
Blue Bird Corp
(1)
..................... 62 2,914
Carpenter Technology Corp ............. 9 2,834
Caterpillar Inc ...................... 1 573
CH Robinson Worldwide Inc ............. 64 10,289
Comfort Systems USA Inc .............. 32 29,865
Cummins Inc ....................... 122 62,275
Delta Air Lines Inc ................... 805 55,867
Dycom Industries Inc
(1)
................ 74 25,005
EnerSys .......................... 112 16,436
Equifax Inc ........................ 337 73,122
FedEx Corp ........................ 222 64,127
GE Vernova Inc ..................... 94 61,436
General Dynamics Corp ................ 1,115 375,376
Huntington Ingalls Industries Inc .......... 49 16,663
JB Hunt Transport Services Inc ........... 85 16,519
Johnson Controls International plc ......... 384 45,984
Lockheed Martin Corp ................. 172 83,191
Middleby Corp/The
(1)
.................. 359 53,373
Mueller Industries Inc ................. 166 19,057
MYR Group Inc
(1)
.................... 51 11,144
Nextpower Inc
(1)
..................... 88 7,666
Northrop Grumman Corp ............... 187 106,629
NuScale Power Corp
(1)
................. 266 3,769
Power Solutions International Inc
(1)
........ 115 6,571
Primoris Services Corp ................ 232 28,800
SkyWest Inc
(1)
...................... 367 36,850
Southwest Airlines Co ................. 244 10,085
Trane Technologies PLC ................ 250 97,300
Uber Technologies Inc
(1)
................ 208 16,996
Union Pacific Corp ................... 215 49,734
United Airlines Holdings Inc
(1)
............ 995 111,261
United Parcel Service Inc ............... 139 13,787
United Rentals Inc ................... 45 36,419
Valmont Industries Inc ................. 14 5,632
Woodward Inc ...................... 47 14,209
Global Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Xylem Inc/NY ....................... 111 15,116
1,619,693
Information Technology — 10.7%
Amphenol Corp ..................... 580 78,381
Apple Inc ......................... 2,740 744,896
Applied Materials Inc ................. 274 70,415
Avnet Inc ......................... 15 721
Broadcom Inc ...................... 543 187,932
Cirrus Logic Inc
(1)
.................... 164 19,434
Cisco Systems Inc ................... 936 72,100
Consensus Cloud Solutions Inc
(1)
.......... 133 2,902
Corning Inc ........................ 321 28,107
Credo Technology Group Holding Ltd
(1)
...... 90 12,950
Hut 8 Corp
(1)
....................... 154 7,075
KLA Corp ......................... 33 40,098
Lam Research Corp .................. 187 32,011
Littelfuse Inc ....................... 6 1,518
MACOM Technology Solutions Holdings Inc
(1)
.. 115 19,697
Micron Technology Inc ................ 617 176,098
Microsoft Corp ...................... 2,495 1,206,632
Monolithic Power Systems Inc ........... 109 98,793
NVIDIA Corp ....................... 5,083 947,980
Oracle Corp ........................ 472 91,998
Photronics Inc
(1)
..................... 2,284 73,088
QUALCOMM Inc ..................... 510 87,235
Ralliant Corp ....................... 124 6,313
SentinelOne Inc
(1)
.................... 1,808 27,120
Skyworks Solutions Inc ................ 389 24,666
TD SYNNEX Corp .................... 74 11,117
Texas Instruments Inc ................. 557 96,634
TTM Technologies Inc
(1)
................ 44 3,036
Ubiquiti Inc ........................ 30 16,601
Viasat Inc
(1)
........................ 189 6,513
Western Digital Corp .................. 98 16,882
4,208,943
Materials — 0.7%
Alcoa Corp ........................ 444 23,594
Anglogold Ashanti Plc ................. 118 10,063
Freeport-McMoRan Inc ................ 469 23,821
Kaiser Aluminum Corp ................. 27 3,101
Newmont Corp ..................... 704 70,295
Nucor Corp ........................ 267 43,550
Reliance Inc ....................... 151 43,619
Royal Gold Inc ...................... 67 14,894

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2025
Global Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Steel Dynamics Inc ................... 231 39,143
United States Lime & Minerals Inc ......... 7 838
272,918
Real Estate — 1.1%
CBRE Group Inc
(1)
.................... 623 100,172
Jones Lang LaSalle Inc
(1)
............... 202 67,967
Simon Property Group Inc .............. 903 167,155
Sun Communities Inc ................. 841 104,208
439,502
Utilities — 0.2%
American Electric Power Co Inc .......... 328 37,822
NRG Energy Inc ..................... 65 10,350
Southwest Gas Holdings Inc ............. 196 15,684
63,856
Total Common Stocks (United States)
(Cost $ 9,810,608 ) .................. 13,146,540
Warrants (United States) — 0 .0%
Civitas Resources Inc ,
Expiration Date 1/20/2026
(1) (2)
.......... 1 0
Total Warrants (United States)
(Cost $ – ) ........................ 0
Registered Investment Companies — 36 .4%
U.S. Fixed Income — 8.5%
Baird Core Plus Bond Fund - Class I ....... 81,691 842,237
Dodge & Cox Income Fund - Class I ........ 29,407 377,874
Fidelity Advisor Capital & Income Fund - Class Z 31,941 375,302
Fidelity Total Bond Fund - Class Z ......... 85,989 830,658
Frost Total Return Bond Fund - Class I ...... 16,814 162,929
iShares 20+ Year Treasury Bond ETF
(3)
...... 4,079 355,526
iShares 7-10 Year Treasury Bond ETF
(3)
..... 4,143 398,391
3,342,917
International Fixed Income — 0.9%
iShares J.P. Morgan USD Emerging Markets
Bond ETF
(3)
...................... 3,804 366,249
366,249
International Equity — 27.0%
iShares MSCI Brazil ETF
(3)
.............. 19,353 614,845
iShares MSCI Canada ETF
(3)
............. 9,456 509,962
iShares MSCI China ETF
(3)
.............. 7,703 462,719
Global Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Registered Investment Companies — continued
iShares MSCI India ETF
(3)
............... 6,523 352,568
iShares MSCI Indonesia ETF
(3)
............ 22,673 423,985
iShares MSCI Italy ETF
(3)
............... 6,900 374,877
iShares MSCI Japan ETF
(3)
.............. 26,822 2,165,608
iShares MSCI Malaysia ETF
(3)
............ 16,549 452,781
iShares MSCI Mexico ETF
(3)
............. 6,598 457,439
iShares MSCI Singapore ETF
(3)
........... 14,548 400,216
iShares MSCI South Korea ETF
(3)
.......... 9,018 876,730
iShares MSCI Spain ETF
(3)
.............. 14,257 768,595
iShares MSCI Taiwan ETF
(3)
............. 15,176 964,131
iShares MSCI Turkey ETF
(3)
.............. 13,953 480,262
iShares MSCI United Kingdom ETF
(3)
....... 29,449 1,295,167
10,599,885
Total Registered Investment Companies
(Cost $ 13,930,428 ) ................. 14,309,051
Money Market Registered Investment Companies — 27 .9%
Meeder Government Money Market Fund -
Class F , 3.58%
(4)
................... 10,950,322 10,950,323
Total Money Market Registered Investment
Companies
(Cost $ 10,950,322 ) ................. 10,950,323
Total Investments — 97 .8%
(Cost $ 34,691,358 ) ................. 38,405,914
Other Assets less Liabilities — 2 .2% ....... 865,209
Total Net Assets — 100 .0% ............. 39,271,123
Trustee Deferred Compensation
(5)
Meeder Balanced Fund - Retail Class ....... 2,498 33,848
Meeder Conservative Allocation Fund - Retail
Class .......................... 644 15,520
Meeder Dynamic Allocation Fund - Retail Class 7,044 103,406
Meeder Muirfield Fund - Retail Class ....... 3,214 32,140
Total Trustee Deferred Compensation
(Cost $ 149,207 ) ................... 184,914

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2025
Global Allocation Fund
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Other Futures
Russell 2000 Futures Mini
March 2026 ....... 12 3/20/26 1,498,800 (28,875)
S&P 500 Mini Futures
March 2026 ....... 23 3/20/26 7,926,375 20,344
S&P Mid Cap Futures
EMini March 2026 .. 6 3/20/26 1,995,120 (27,153)
Total Futures Contracts . 41 11,420,295 (35,684)
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Exchange-traded fund.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at December 31, 2025.
(5) Assets of affiliates to the Global Allocation Fund held for the benefit of the
Fund’s Trustees in connection with the Trustee Deferred Compensation
Plan.

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2025
Balanced Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 62 .2%
Communication Services — 6.8%
Alphabet Inc - Class A ................. 75 23,475
Alphabet Inc - Class C ................. 57,197 17,948,419
Comcast Corp ...................... 12,338 368,783
EverQuote Inc
(1)
..................... 4,403 118,881
Meta Platforms Inc ................... 15,682 10,351,531
New York Times Co/The ................ 1,743 120,999
Omnicom Group Inc .................. 5,559 448,889
Yelp Inc
(1)
......................... 10,856 329,914
29,710,891
Consumer Discretionary — 4.0%
Amazon.com Inc
(1)
................... 14,254 3,290,108
Best Buy Co Inc ..................... 4,902 328,091
BorgWarner Inc ..................... 5,957 268,422
Boyd Gaming Corp ................... 9,689 825,890
Brinker International Inc
(1)
.............. 3,759 539,492
Carvana Co
(1)
....................... 1,011 426,662
Expedia Group Inc ................... 1,588 449,896
Hasbro Inc ........................ 146 11,972
J Jill Inc .......................... 643 8,822
Lear Corp ......................... 10,277 1,177,744
Lululemon Athletica Inc
(1)
............... 1,580 328,340
Mohawk Industries Inc
(1)
............... 8,212 897,572
Monarch Casino & Resort Inc ............ 911 87,183
O'Reilly Automotive Inc
(1)
............... 3,611 329,359
Phinia Inc ......................... 6,612 414,506
Ralph Lauren Corp ................... 3,893 1,376,604
Ross Stores Inc ..................... 8,555 1,541,098
Strattec Security Corp
(1)
................ 351 26,725
Tapestry Inc ....................... 10,418 1,331,108
Tesla Inc
(1)
......................... 1,374 617,915
Texas Roadhouse Inc ................. 7,014 1,164,324
TJX Cos Inc/The ..................... 13,245 2,034,565
Visteon Corp ....................... 2,650 252,015
17,728,413
Consumer Staples — 0.7%
Cal-Maine Foods Inc .................. 3,866 307,618
Kroger Co/The ...................... 12,120 757,257
Walmart Inc ....................... 16,365 1,823,225
2,888,100
Energy — 0.7%
Antero Resources Corp
(1)
............... 493 16,989
Centrus Energy Corp
(1)
................. 979 237,662
Balanced Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Devon Energy Corp ................... 17,988 658,901
Lightbridge Corp
(1)
................... 3,580 45,251
Matador Resources Co ................ 5,765 244,667
Ovintiv Inc ......................... 2,633 103,187
SLB Ltd .......................... 20,127 772,474
SM Energy Co ...................... 12,990 242,913
TechnipFMC PLC .................... 14,622 651,556
Weatherford International PLC ........... 249 19,487
2,993,087
Financials — 11.0%
Ally Financial Inc .................... 20,826 943,210
Bank of New York Mellon Corp/The ........ 51,493 5,977,822
Berkshire Hathaway Inc
(1)
.............. 31,563 15,865,142
Bread Financial Holdings Inc ............ 5,323 394,062
Customers Bancorp Inc
(1)
............... 18,071 1,321,351
Dave Inc
(1)
......................... 789 174,692
Essent Group Ltd .................... 284 18,463
First American Financial Corp ............ 2,659 163,369
Interactive Brokers Group Inc ............ 3,435 220,905
Intercontinental Exchange Inc ............ 3,148 509,850
Jack Henry & Associates Inc ............ 6,632 1,210,207
Jackson Financial Inc ................. 915 97,585
Mastercard Inc ..................... 11,224 6,407,557
Moody's Corp ...................... 1,482 757,080
Morningstar Inc ..................... 10,115 2,198,091
Pathward Financial Inc ................ 6,175 438,425
Popular Inc ........................ 20,949 2,608,569
PROG Holdings Inc ................... 1,589 46,860
SEI Investments Co ................... 7,696 631,226
State Street Corp .................... 30,892 3,985,377
Stewart Information Services Corp ........ 4,329 304,156
United Bankshares Inc/WV .............. 3,228 123,955
Westamerica BanCorp ................. 362 17,314
Wintrust Financial Corp ................ 27,956 3,908,808
48,324,076
Health Care — 7.7%
AbbVie Inc ........................ 11,401 2,605,014
ADMA Biologics Inc
(1)
................. 702 12,804
Amgen Inc ........................ 9,961 3,260,335
Bristol-Myers Squibb Co ............... 1,186 63,973
Cardinal Health Inc ................... 13,436 2,761,098
Cencora Inc ........................ 2,959 999,402
Cigna Group/The .................... 491 135,138
CVS Health Corp .................... 8,395 666,227

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2025
Balanced Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Elevance Health Inc .................. 3,446 1,207,995
Eli Lilly & Co ....................... 4,911 5,277,753
Encompass Health Corp ............... 511 54,238
Gilead Sciences Inc .................. 26,586 3,263,166
Guardant Health Inc
(1)
................. 1,652 168,735
HCA Healthcare Inc ................... 7,201 3,361,859
Humana Inc ....................... 886 226,931
Johnson & Johnson .................. 20,170 4,174,182
Merck & Co Inc ..................... 10,957 1,153,334
Natera Inc
(1)
........................ 5,930 1,358,504
Regeneron Pharmaceuticals Inc .......... 847 653,774
United Therapeutics Corp
(1)
............. 180 87,705
UnitedHealth Group Inc ................ 3,812 1,258,379
Universal Health Services Inc ............ 2,698 588,218
Zoetis Inc ......................... 4,491 565,058
33,903,822
Industrials — 7.9%
Allegion plc ........................ 7,815 1,244,304
Allison Transmission Holdings Inc ......... 1,437 140,682
Argan Inc ......................... 1,178 369,091
ATI Inc
(1)
.......................... 452 51,872
Blue Bird Corp
(1)
..................... 909 42,723
Carpenter Technology Corp ............. 316 99,489
Caterpillar Inc ...................... 190 108,845
CH Robinson Worldwide Inc ............. 1,843 296,281
Comfort Systems USA Inc .............. 555 517,976
Cummins Inc ....................... 3,028 1,545,643
Delta Air Lines Inc ................... 23,578 1,636,313
Dycom Industries Inc
(1)
................ 1,562 527,800
EnerSys .......................... 1,767 259,307
Equifax Inc ........................ 6,910 1,499,332
FedEx Corp ........................ 5,286 1,526,914
Fluor Corp
(1)
........................ 394 15,614
GE Vernova Inc ..................... 2,345 1,532,622
General Dynamics Corp ................ 21,699 7,305,185
Huntington Ingalls Industries Inc .......... 891 303,002
JB Hunt Transport Services Inc ........... 1,417 275,380
Johnson Controls International plc ......... 6,293 753,587
Lockheed Martin Corp ................. 3,890 1,881,476
Middleby Corp/The
(1)
.................. 7,382 1,097,482
Mueller Industries Inc ................. 3,763 431,992
MYR Group Inc
(1)
.................... 1,119 244,501
Nextpower Inc
(1)
..................... 1,659 144,515
Northrop Grumman Corp ............... 4,662 2,658,319
NuScale Power Corp
(1)
................. 2,015 28,553
Power Solutions International Inc
(1)
........ 2,343 133,879
Balanced Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Primoris Services Corp ................ 5,422 673,087
Ryder System Inc .................... 43 8,230
Sensata Technologies Holding PLC ........ 350 11,651
SkyWest Inc
(1)
...................... 7,219 724,860
Southwest Airlines Co ................. 5,681 234,796
Trane Technologies PLC ................ 4,833 1,881,004
Uber Technologies Inc
(1)
................ 5,724 467,708
Union Pacific Corp ................... 3,293 761,737
United Airlines Holdings Inc
(1)
............ 18,651 2,085,555
United Parcel Service Inc ............... 2,174 215,639
United Rentals Inc ................... 638 516,346
Valmont Industries Inc ................. 280 112,650
Woodward Inc ...................... 574 173,532
Xylem Inc/NY ....................... 1,485 202,227
34,741,701
Information Technology — 19.8%
Amkor Technology Inc ................. 881 34,782
Amphenol Corp ..................... 13,192 1,782,767
Apple Inc ......................... 57,350 15,591,171
Applied Materials Inc ................. 6,589 1,693,307
Avnet Inc ......................... 1,431 68,802
Broadcom Inc ...................... 8,791 3,042,565
Cirrus Logic Inc
(1)
.................... 3,210 380,385
Cisco Systems Inc ................... 21,972 1,692,503
Consensus Cloud Solutions Inc
(1)
.......... 1,598 34,868
Corning Inc ........................ 6,910 605,040
Credo Technology Group Holding Ltd
(1)
...... 870 125,184
Hut 8 Corp
(1)
....................... 588 27,013
Intel Corp
(1)
........................ 5,934 218,965
Jabil Inc .......................... 1,194 272,256
KLA Corp ......................... 660 801,953
Lam Research Corp .................. 3,705 634,222
Littelfuse Inc ....................... 157 39,708
MACOM Technology Solutions Holdings Inc
(1)
.. 1,148 196,629
Micron Technology Inc ................ 13,517 3,857,887
Microsoft Corp ...................... 48,377 23,396,085
Monolithic Power Systems Inc ........... 2,453 2,223,301
NVIDIA Corp ....................... 110,057 20,525,630
Oracle Corp ........................ 9,646 1,880,102
Photronics Inc
(1)
..................... 50,078 1,602,496
QUALCOMM Inc ..................... 8,199 1,402,439
Ralliant Corp ....................... 3,581 182,309
SentinelOne Inc
(1)
.................... 33,431 501,465
Skyworks Solutions Inc ................ 8,175 518,377
TD SYNNEX Corp .................... 1,149 172,614
Texas Instruments Inc ................. 14,299 2,480,734

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2025
Balanced Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
TTM Technologies Inc
(1)
................ 1,669 115,161
Ubiquiti Inc ........................ 673 372,405
Viasat Inc
(1)
........................ 3,243 111,754
Western Digital Corp .................. 2,664 458,927
87,043,806
Materials — 1.5%
Alcoa Corp ........................ 9,685 514,661
Anglogold Ashanti Plc ................. 2,744 234,008
Century Aluminum Co
(1)
................ 388 15,202
Commercial Metals Co ................ 828 57,314
Crown Holdings Inc .................. 144 14,828
Freeport-McMoRan Inc ................ 11,767 597,646
Kaiser Aluminum Corp ................. 445 51,113
Newmont Corp ..................... 16,353 1,632,847
Nucor Corp ........................ 6,526 1,064,456
Reliance Inc ....................... 3,609 1,042,532
Royal Gold Inc ...................... 1,489 330,990
Steel Dynamics Inc ................... 5,470 926,891
United States Lime & Minerals Inc ......... 72 8,621
6,491,109
Real Estate — 1.9%
CBRE Group Inc
(1)
.................... 12,076 1,941,700
Jones Lang LaSalle Inc
(1)
............... 3,495 1,175,962
Simon Property Group Inc .............. 20,116 3,723,673
Sun Communities Inc ................. 11,757 1,456,810
8,298,145
Utilities — 0.2%
American Electric Power Co Inc .......... 3,277 377,871
NRG Energy Inc ..................... 1,840 293,001
Southwest Gas Holdings Inc ............. 3,942 315,439
986,311
Total Common Stocks (United States)
(Cost $ 198,625,605 ) ................ 273,109,461
Warrants (United States) — 0 .0%
Civitas Resources Inc ,
Expiration Date 1/20/2026
(1) (2)
.......... 12 0
Total Warrants (United States)
(Cost $ – ) ........................ 0
Balanced Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Registered Investment Companies — 28 .9%
U.S. Fixed Income — 26.0%
Baird Core Plus Bond Fund - Class I ....... 2,525,956 26,042,601
Dodge & Cox Income Fund - Class I ........ 1,084,308 13,933,362
Fidelity Advisor Capital & Income Fund - Class Z 878,697 10,324,686
Fidelity Total Bond Fund - Class Z ......... 2,687,269 25,959,022
Frost Total Return Bond Fund - Class I ...... 767,088 7,433,079
iShares 20+ Year Treasury Bond ETF
(3)
...... 141,623 12,343,861
iShares 7-10 Year Treasury Bond ETF
(3)
..... 184,690 17,759,790
113,796,401
International Fixed Income — 2.9%
iShares J.P. Morgan USD Emerging Markets
Bond ETF
(3)
...................... 133,273 12,831,524
12,831,524
Total Registered Investment Companies
(Cost $ 122,562,958 ) ................ 126,627,925
Money Market Registered Investment Companies — 7 .8%
Meeder Government Money Market Fund -
Class F , 3.58%
(4)
................... 34,131,235 34,131,235
Total Money Market Registered Investment
Companies
(Cost $ 34,131,235 ) ................. 34,131,235
Total Investments — 98 .9%
(Cost $ 355,319,798 ) ................ 433,868,621
Other Assets less Liabilities — 1 .1% ....... 4,715,465
Total Net Assets — 100 .0% ............. 438,584,086
Trustee Deferred Compensation
(5)
Meeder Balanced Fund - Retail Class ....... 4,732 64,119
Meeder Conservative Allocation Fund - Retail
Class .......................... 1,291 31,113
Meeder Dynamic Allocation Fund - Retail Class 12,773 187,508
Meeder Muirfield Fund - Retail Class ....... 9,924 99,240
Total Trustee Deferred Compensation
(Cost $ 320,670 ) ................... 381,980

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2025
Balanced Fund
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Other Futures
Mini MSCI EAFE Futures -
March 2026 ....... 297 3/20/26 43,096,185 355,721
Mini MSCI Emg Mkt
Futures - March 2026 183 3/20/26 12,914,310 406,500
Russell 2000 Futures Mini
March 2026 ....... 30 3/20/26 3,747,000 (83,710)
S&P 500 Mini Futures
March 2026 ....... (73) 3/20/26 (25,157,625) (50,864)
S&P Mid Cap Futures
EMini March 2026 .. (9) 3/20/26 (2,992,680) 47,567
Total Futures Contracts . 428 31,607,190 675,214
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Exchange-traded fund.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at December 31, 2025.
(5) Assets of affiliates to the Balanced Fund held for the benefit of the Fund’s
Trustees in connection with the Trustee Deferred Compensation Plan.

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2025
Moderate Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 42 .2%
Communication Services — 4.5%
Alphabet Inc - Class A ................. 216 67,608
Alphabet Inc - Class C ................. 16,031 5,030,528
Comcast Corp ...................... 2,358 70,481
EverQuote Inc
(1)
..................... 1,221 32,967
Meta Platforms Inc ................... 4,453 2,939,381
New York Times Co/The ................ 503 34,918
Omnicom Group Inc .................. 1,546 124,839
Yelp Inc
(1)
......................... 3,448 104,785
8,405,507
Consumer Discretionary — 2.8%
Amazon.com Inc
(1)
................... 4,427 1,021,840
Best Buy Co Inc ..................... 1,163 77,840
BorgWarner Inc ..................... 1,549 69,798
Boyd Gaming Corp ................... 3,099 264,159
Brinker International Inc
(1)
.............. 1,124 161,316
Carvana Co
(1)
....................... 278 117,322
Expedia Group Inc ................... 463 131,173
J Jill Inc .......................... 643 8,822
Lear Corp ......................... 2,620 300,252
Lululemon Athletica Inc
(1)
............... 515 107,022
Mohawk Industries Inc
(1)
............... 2,366 258,604
Monarch Casino & Resort Inc ............ 311 29,763
O'Reilly Automotive Inc
(1)
............... 1,055 96,227
Phinia Inc ......................... 2,006 125,756
Ralph Lauren Corp ................... 1,153 407,712
Ross Stores Inc ..................... 2,291 412,701
Tapestry Inc ....................... 3,807 486,420
Tesla Inc
(1)
......................... 491 220,812
Texas Roadhouse Inc ................. 2,058 341,628
TJX Cos Inc/The ..................... 3,579 549,770
Visteon Corp ....................... 585 55,633
5,244,570
Consumer Staples — 0.4%
Cal-Maine Foods Inc .................. 1,150 91,506
Kroger Co/The ...................... 2,961 185,003
Walmart Inc ....................... 4,724 526,301
802,810
Energy — 0.4%
Antero Resources Corp
(1)
............... 188 6,478
Centrus Energy Corp
(1)
................. 335 81,325
Lightbridge Corp
(1)
................... 1,352 17,089
Matador Resources Co ................ 3,037 128,890
Moderate Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Ovintiv Inc ......................... 898 35,193
SLB Ltd .......................... 6,557 251,658
SM Energy Co ...................... 5,088 95,146
TechnipFMC PLC .................... 4,533 201,990
Weatherford International PLC ........... 148 11,582
829,351
Financials — 7.5%
Ally Financial Inc .................... 5,900 267,211
Bank of New York Mellon Corp/The ........ 14,217 1,650,451
Berkshire Hathaway Inc
(1)
.............. 9,289 4,669,116
Bread Financial Holdings Inc ............ 1,427 105,641
Customers Bancorp Inc
(1)
............... 5,145 376,202
Dave Inc
(1)
......................... 232 51,367
First American Financial Corp ............ 507 31,150
Interactive Brokers Group Inc ............ 1,089 70,034
Intercontinental Exchange Inc ............ 880 142,525
Jack Henry & Associates Inc ............ 1,672 305,107
Jackson Financial Inc ................. 91 9,705
Mastercard Inc ..................... 3,445 1,966,682
Moody's Corp ...................... 499 254,914
Morningstar Inc ..................... 2,884 626,722
Pathward Financial Inc ................ 1,859 131,989
Popular Inc ........................ 5,560 692,331
PROG Holdings Inc ................... 150 4,423
SEI Investments Co ................... 2,763 226,621
State Street Corp .................... 11,181 1,442,461
Stewart Information Services Corp ........ 66 4,637
United Bankshares Inc/WV .............. 132 5,069
Westamerica BanCorp ................. 117 5,596
Wintrust Financial Corp ................ 8,051 1,125,691
14,165,645
Health Care — 5.5%
AbbVie Inc ........................ 3,116 711,975
Amgen Inc ........................ 4,626 1,514,136
Cardinal Health Inc ................... 3,864 794,052
Cencora Inc ........................ 928 313,432
Cigna Group/The .................... 80 22,018
CVS Health Corp .................... 2,009 159,434
Elevance Health Inc .................. 1,098 384,904
Eli Lilly & Co ....................... 1,399 1,503,477
Encompass Health Corp ............... 149 15,815
Gilead Sciences Inc .................. 7,968 977,992
Guardant Health Inc
(1)
................. 497 50,764
HCA Healthcare Inc ................... 2,124 991,611

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2025
Moderate Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Humana Inc ....................... 182 46,616
Johnson & Johnson .................. 5,586 1,156,023
Merck & Co Inc ..................... 3,654 384,620
Natera Inc
(1)
........................ 1,610 368,835
Regeneron Pharmaceuticals Inc .......... 247 190,652
United Therapeutics Corp
(1)
............. 41 19,977
UnitedHealth Group Inc ................ 1,113 367,412
Universal Health Services Inc ............ 809 176,378
Zoetis Inc ......................... 1,353 170,235
10,320,358
Industrials — 5.3%
Allegion plc ........................ 1,944 309,524
Allison Transmission Holdings Inc ......... 525 51,398
Argan Inc ......................... 440 137,861
Astronics Corp
(1)
..................... 51 2,766
ATI Inc
(1)
.......................... 134 15,378
Blue Bird Corp
(1)
..................... 296 13,912
Carpenter Technology Corp ............. 66 20,780
Caterpillar Inc ...................... 17 9,739
CH Robinson Worldwide Inc ............. 689 110,764
Comfort Systems USA Inc .............. 177 165,192
Cummins Inc ....................... 897 457,874
Delta Air Lines Inc ................... 5,037 349,568
Dycom Industries Inc
(1)
................ 457 154,420
EnerSys .......................... 671 98,469
Equifax Inc ........................ 1,833 397,724
FedEx Corp ........................ 1,405 405,848
Fluor Corp
(1)
........................ 65 2,576
GE Vernova Inc ..................... 719 469,917
General Dynamics Corp ................ 6,296 2,119,611
Huntington Ingalls Industries Inc .......... 223 75,836
JB Hunt Transport Services Inc ........... 480 93,283
Johnson Controls International plc ......... 1,850 221,538
Lockheed Martin Corp ................. 1,193 577,018
Middleby Corp/The
(1)
.................. 2,196 326,479
Mueller Industries Inc ................. 1,054 120,999
MYR Group Inc
(1)
.................... 316 69,046
Nextpower Inc
(1)
..................... 520 45,297
Northrop Grumman Corp ............... 1,395 795,443
NuScale Power Corp
(1)
................. 555 7,864
Power Solutions International Inc
(1)
........ 710 40,569
Primoris Services Corp ................ 1,428 177,272
Sensata Technologies Holding PLC ........ 342 11,385
SkyWest Inc
(1)
...................... 2,096 210,459
Southwest Airlines Co ................. 1,356 56,044
Trane Technologies PLC ................ 1,272 495,063
Moderate Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Uber Technologies Inc
(1)
................ 2,013 164,482
Union Pacific Corp ................... 1,027 237,566
United Airlines Holdings Inc
(1)
............ 6,464 722,805
United Parcel Service Inc ............... 575 57,034
United Rentals Inc ................... 206 166,720
Valmont Industries Inc ................. 98 39,427
Woodward Inc ...................... 245 74,068
Xylem Inc/NY ....................... 118 16,069
10,095,087
Information Technology — 13.3%
Amkor Technology Inc ................. 365 14,410
Amphenol Corp ..................... 4,448 601,103
Apple Inc ......................... 16,817 4,571,870
Applied Materials Inc ................. 1,703 437,654
Avnet Inc ......................... 171 8,222
Broadcom Inc ...................... 2,579 892,592
Cirrus Logic Inc
(1)
.................... 982 116,367
Cisco Systems Inc ................... 6,357 489,680
Consensus Cloud Solutions Inc
(1)
.......... 1,761 38,425
Corning Inc ........................ 1,979 173,281
Credo Technology Group Holding Ltd
(1)
...... 169 24,317
Hut 8 Corp
(1)
....................... 271 12,450
Intel Corp
(1)
........................ 858 31,660
Jabil Inc .......................... 321 73,194
KLA Corp ......................... 206 250,306
Lam Research Corp .................. 1,236 211,578
Littelfuse Inc ....................... 19 4,805
MACOM Technology Solutions Holdings Inc
(1)
.. 574 98,315
Micron Technology Inc ................ 3,882 1,107,962
Microsoft Corp ...................... 14,253 6,893,036
Monolithic Power Systems Inc ........... 689 624,482
NVIDIA Corp ....................... 31,736 5,918,764
Oracle Corp ........................ 2,858 557,053
Photronics Inc
(1)
..................... 13,725 439,200
QUALCOMM Inc ..................... 2,392 409,152
Ralliant Corp ....................... 823 41,899
SentinelOne Inc
(1)
.................... 10,416 156,240
Skyworks Solutions Inc ................ 125 7,926
TD SYNNEX Corp .................... 534 80,223
Texas Instruments Inc ................. 3,565 618,492
TTM Technologies Inc
(1)
................ 520 35,880
Ubiquiti Inc ........................ 181 100,156
Viasat Inc
(1)
........................ 1,009 34,770

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2025
Moderate Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Western Digital Corp .................. 730 125,757
25,201,221
Materials — 1.0%
Alcoa Corp ........................ 2,837 150,758
Anglogold Ashanti Plc ................. 736 62,766
Century Aluminum Co
(1)
................ 131 5,132
Commercial Metals Co ................ 176 12,183
Freeport-McMoRan Inc ................ 3,186 161,817
Kaiser Aluminum Corp ................. 144 16,540
Newmont Corp ..................... 4,432 442,535
Nucor Corp ........................ 1,979 322,795
Reliance Inc ....................... 953 275,293
Royal Gold Inc ...................... 486 108,033
Steel Dynamics Inc ................... 1,549 262,478
United States Lime & Minerals Inc ......... 43 5,149
1,825,479
Real Estate — 1.3%
CBRE Group Inc
(1)
.................... 3,599 578,683
Jones Lang LaSalle Inc
(1)
............... 1,057 355,649
Simon Property Group Inc .............. 6,306 1,167,304
Sun Communities Inc ................. 3,298 408,655
2,510,291
Utilities — 0.2%
American Electric Power Co Inc .......... 1,638 188,878
NRG Energy Inc ..................... 628 100,002
Southwest Gas Holdings Inc ............. 1,142 91,383
380,263
Total Common Stocks (United States)
(Cost $ 58,409,221 ) ................. 79,780,582
Warrants (United States) — 0 .0%
Civitas Resources Inc ,
Expiration Date 1/20/2026
(1) (2)
.......... 3 0
Total Warrants (United States)
(Cost $ – ) ........................ 0
Registered Investment Companies — 48 .9%
U.S. Fixed Income — 44.0%
Baird Core Plus Bond Fund - Class I ....... 1,902,357 19,613,305
Dodge & Cox Income Fund - Class I ........ 656,947 8,441,765
Fidelity Advisor Capital & Income Fund - Class Z 811,643 9,536,808
Fidelity Total Bond Fund - Class Z ......... 2,066,052 19,958,063
Moderate Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Registered Investment Companies — continued
Frost Total Return Bond Fund - Class I ...... 565,859 5,483,172
iShares 20+ Year Treasury Bond ETF
(3)
...... 103,934 9,058,888
iShares 7-10 Year Treasury Bond ETF
(3)
..... 115,408 11,097,633
83,189,634
International Fixed Income — 4.9%
iShares J.P. Morgan USD Emerging Markets
Bond ETF
(3)
...................... 97,158 9,354,372
9,354,372
Total Registered Investment Companies
(Cost $ 89,422,234 ) ................. 92,544,006
Money Market Registered Investment Companies — 8 .4%
Meeder Government Money Market Fund -
Class F , 3.58%
(4)
................... 15,835,228 15,835,228
Total Money Market Registered Investment
Companies
(Cost $ 15,835,228 ) ................. 15,835,228
Total Investments — 99 .5%
(Cost $ 163,666,683 ) ................ 188,159,816
Other Assets less Liabilities — 0 .5% ....... 928,137
Total Net Assets — 100 .0% ............. 189,087,953
Trustee Deferred Compensation
(5)
Meeder Balanced Fund - Retail Class ....... 950 12,873
Meeder Conservative Allocation Fund - Retail
Class .......................... 283 6,820
Meeder Dynamic Allocation Fund - Retail Class 2,373 34,836
Meeder Muirfield Fund - Retail Class ....... 3,400 34,000
Total Trustee Deferred Compensation
(Cost $ 78,197 ) .................... 88,529

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2025
Moderate Allocation Fund
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Other Futures
Mini MSCI EAFE Futures -
March 2026 ....... 90 3/20/26 13,059,450 107,794
Mini MSCI Emg Mkt
Futures - March 2026 55 3/20/26 3,881,350 122,172
Russell 2000 Futures Mini
March 2026 ....... 13 3/20/26 1,623,700 (36,274)
S&P 500 Mini Futures
March 2026 ....... (10) 3/20/26 (3,446,250) (6,968)
S&P Mid Cap Futures
EMini March 2026 .. (2) 3/20/26 (665,040) 13,114
Total Futures Contracts . 146 14,453,210 199,838
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Exchange-traded fund.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at December 31, 2025.
(5) Assets of affiliates to the Moderate Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation
Plan.

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2025
Conservative Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 23 .0%
Communication Services — 2.4%
Alphabet Inc - Class C ................. 7,533 2,363,855
Comcast Corp ...................... 1,090 32,580
EverQuote Inc
(1)
..................... 637 17,199
Meta Platforms Inc ................... 1,989 1,312,919
New York Times Co/The ................ 257 17,841
Omnicom Group Inc .................. 741 59,836
Yelp Inc
(1)
......................... 1,625 49,384
3,853,614
Consumer Discretionary — 1.5%
Amazon.com Inc
(1)
................... 2,015 465,102
Best Buy Co Inc ..................... 648 43,371
BorgWarner Inc ..................... 159 7,165
Boyd Gaming Corp ................... 1,516 129,224
Brinker International Inc
(1)
.............. 550 78,936
Carvana Co
(1)
....................... 113 47,688
Expedia Group Inc ................... 166 47,029
La-Z-Boy Inc ....................... 49 1,826
Lear Corp ......................... 1,046 119,872
Lululemon Athletica Inc
(1)
............... 262 54,446
Mohawk Industries Inc
(1)
............... 1,253 136,953
Monarch Casino & Resort Inc ............ 46 4,402
O'Reilly Automotive Inc
(1)
............... 492 44,875
Phinia Inc ......................... 683 42,817
Ralph Lauren Corp ................... 547 193,425
Ross Stores Inc ..................... 1,111 200,136
Tapestry Inc ....................... 1,379 176,195
Tesla Inc
(1)
......................... 193 86,796
Texas Roadhouse Inc ................. 1,149 190,734
TJX Cos Inc/The ..................... 1,882 289,094
Visteon Corp ....................... 142 13,504
2,373,590
Consumer Staples — 0.2%
Cal-Maine Foods Inc .................. 505 40,183
Costco Wholesale Corp ................ 22 18,972
Kroger Co/The ...................... 1,048 65,479
Walmart Inc ....................... 2,222 247,553
372,187
Energy — 0.2%
Centrus Energy Corp
(1)
................. 145 35,200
Devon Energy Corp ................... 331 12,125
Lightbridge Corp
(1)
................... 624 7,887
Matador Resources Co ................ 1,272 53,984
Conservative Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
SLB Ltd .......................... 3,250 124,735
SM Energy Co ...................... 2,158 40,355
TechnipFMC PLC .................... 1,961 87,382
Weatherford International PLC ........... 144 11,269
372,937
Financials — 4.1%
Ally Financial Inc .................... 3,211 145,426
Bank of New York Mellon Corp/The ........ 5,792 672,393
Berkshire Hathaway Inc
(1)
.............. 4,484 2,253,883
Bread Financial Holdings Inc ............ 611 45,232
Customers Bancorp Inc
(1)
............... 2,627 192,086
Dave Inc
(1)
......................... 96 21,255
First American Financial Corp ............ 507 31,150
Interactive Brokers Group Inc ............ 482 30,997
Intercontinental Exchange Inc ............ 397 64,298
Jack Henry & Associates Inc ............ 790 144,159
Jackson Financial Inc ................. 47 5,013
Mastercard Inc ..................... 1,300 742,144
Moody's Corp ...................... 302 154,277
Morningstar Inc ..................... 1,314 285,545
Pathward Financial Inc ................ 1,005 71,355
Popular Inc ........................ 2,655 330,601
PROG Holdings Inc ................... 136 4,011
SEI Investments Co ................... 1,543 126,557
State Street Corp .................... 5,396 696,138
Stewart Information Services Corp ........ 56 3,935
United Bankshares Inc/WV .............. 132 5,069
Westamerica BanCorp ................. 172 8,227
Wintrust Financial Corp ................ 3,737 522,507
6,556,258
Health Care — 3.0%
AbbVie Inc ........................ 1,760 402,142
Amgen Inc ........................ 1,439 470,999
Cardinal Health Inc ................... 2,061 423,536
Cencora Inc ........................ 553 186,776
Cigna Group/The .................... 34 9,358
CVS Health Corp .................... 870 69,043
Elevance Health Inc .................. 585 205,072
Eli Lilly & Co ....................... 627 673,824
Encompass Health Corp ............... 709 75,253
Gilead Sciences Inc .................. 4,022 493,660
Guardant Health Inc
(1)
................. 261 26,659
HCA Healthcare Inc ................... 1,154 538,756
Humana Inc ....................... 59 15,112

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2025
Conservative Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Johnson & Johnson .................. 2,770 573,252
Merck & Co Inc ..................... 1,081 113,786
Natera Inc
(1)
........................ 773 177,087
Regeneron Pharmaceuticals Inc .......... 143 110,377
United Therapeutics Corp
(1)
............. 35 17,054
UnitedHealth Group Inc ................ 519 171,327
Universal Health Services Inc ............ 469 102,251
Zoetis Inc ......................... 587 73,856
4,929,180
Industrials — 2.9%
Allison Transmission Holdings Inc ......... 184 18,014
Argan Inc ......................... 219 68,617
ATI Inc
(1)
.......................... 81 9,296
Blue Bird Corp
(1)
..................... 159 7,473
Carpenter Technology Corp ............. 25 7,871
Caterpillar Inc ...................... 58 33,226
CH Robinson Worldwide Inc ............. 245 39,386
Comfort Systems USA Inc .............. 87 81,196
Cummins Inc ....................... 409 208,774
Delta Air Lines Inc ................... 2,460 170,724
Dycom Industries Inc
(1)
................ 216 72,986
EnerSys .......................... 335 49,161
Equifax Inc ........................ 924 200,490
FedEx Corp ........................ 716 206,824
GE Vernova Inc ..................... 305 199,339
General Dynamics Corp ................ 3,162 1,064,519
Huntington Ingalls Industries Inc .......... 120 40,808
JB Hunt Transport Services Inc ........... 228 44,309
Johnson Controls International plc ......... 933 111,727
Lockheed Martin Corp ................. 610 295,039
Middleby Corp/The
(1)
.................. 1,119 166,362
Mueller Industries Inc ................. 433 49,708
MYR Group Inc
(1)
.................... 130 28,405
Nextpower Inc
(1)
..................... 289 25,175
Northrop Grumman Corp ............... 648 369,496
NuScale Power Corp
(1)
................. 275 3,897
Power Solutions International Inc
(1)
........ 331 18,913
Primoris Services Corp ................ 691 85,781
Sensata Technologies Holding PLC ........ 227 7,557
SkyWest Inc
(1)
...................... 999 100,310
Southwest Airlines Co ................. 818 33,808
Trane Technologies PLC ................ 492 191,486
Uber Technologies Inc
(1)
................ 926 75,663
Union Pacific Corp ................... 571 132,084
United Airlines Holdings Inc
(1)
............ 2,826 316,003
United Parcel Service Inc ............... 340 33,725
Conservative Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
United Rentals Inc ................... 88 71,220
Valmont Industries Inc ................. 47 18,909
Woodward Inc ...................... 76 22,976
Xylem Inc/NY ....................... 199 27,100
4,708,357
Information Technology — 7.4%
Amkor Technology Inc ................. 234 9,238
Amphenol Corp ..................... 1,990 268,929
Apple Inc ......................... 7,884 2,143,344
Applied Materials Inc ................. 830 213,302
Avnet Inc ......................... 119 5,722
Broadcom Inc ...................... 1,193 412,897
Cirrus Logic Inc
(1)
.................... 446 52,851
Cisco Systems Inc ................... 2,900 223,387
Consensus Cloud Solutions Inc
(1)
.......... 477 10,408
Corning Inc ........................ 941 82,394
Credo Technology Group Holding Ltd
(1)
...... 61 8,777
Hut 8 Corp
(1)
....................... 45 2,067
Intel Corp
(1)
........................ 1,176 43,394
Jabil Inc .......................... 146 33,291
KLA Corp ......................... 97 117,863
Lam Research Corp .................. 704 120,511
Littelfuse Inc ....................... 19 4,806
MACOM Technology Solutions Holdings Inc
(1)
.. 265 45,389
Micron Technology Inc ................ 1,821 519,732
Microsoft Corp ...................... 6,728 3,253,795
Monolithic Power Systems Inc ........... 328 297,286
NVIDIA Corp ....................... 14,665 2,735,023
Oracle Corp ........................ 1,339 260,985
Photronics Inc
(1)
..................... 6,473 207,136
QUALCOMM Inc ..................... 1,245 212,957
Ralliant Corp ....................... 354 18,022
SentinelOne Inc
(1)
.................... 4,873 73,095
Skyworks Solutions Inc ................ 1,019 64,615
TD SYNNEX Corp .................... 357 53,632
Texas Instruments Inc ................. 1,641 284,697
TTM Technologies Inc
(1)
................ 134 9,246
Ubiquiti Inc ........................ 88 48,695
Viasat Inc
(1)
........................ 516 17,781
Western Digital Corp .................. 318 54,782
11,910,049
Materials — 0.5%
Alcoa Corp ........................ 1,308 69,507
Anglogold Ashanti Plc ................. 360 30,701

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2025
Conservative Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Century Aluminum Co
(1)
................ 36 1,411
Commercial Metals Co ................ 99 6,853
Freeport-McMoRan Inc ................ 1,346 68,363
Kaiser Aluminum Corp ................. 63 7,236
Newmont Corp ..................... 2,047 204,393
Nucor Corp ........................ 900 146,799
Reliance Inc ....................... 441 127,392
Royal Gold Inc ...................... 243 54,016
Steel Dynamics Inc ................... 723 122,512
United States Lime & Minerals Inc ......... 15 1,796
840,979
Real Estate — 0.7%
CBRE Group Inc
(1)
.................... 2,050 329,619
Jones Lang LaSalle Inc
(1)
............... 514 172,946
Simon Property Group Inc .............. 2,500 462,775
Sun Communities Inc ................. 1,509 186,980
1,152,320
Utilities — 0.1%
American Electric Power Co Inc .......... 328 37,822
NRG Energy Inc ..................... 238 37,899
Southwest Gas Holdings Inc ............. 659 52,733
128,454
Total Common Stocks (United States)
(Cost $ 27,887,243 ) ................. 37,197,925
Warrants (United States) — 0 .0%
Civitas Resources Inc ,
Expiration Date 1/20/2026
(1) (2)
.......... 1 0
Total Warrants (United States)
(Cost $ – ) ........................ 0
Registered Investment Companies — 68 .4%
U.S. Fixed Income — 61.5%
Baird Core Plus Bond Fund - Class I ....... 2,326,426 23,985,448
Dodge & Cox Income Fund - Class I ........ 815,079 10,473,768
Fidelity Advisor Capital & Income Fund - Class Z 881,178 10,353,838
Fidelity Total Bond Fund - Class Z ......... 2,486,600 24,020,557
Frost Total Return Bond Fund - Class I ...... 653,790 6,335,228
iShares 20+ Year Treasury Bond ETF
(3)
...... 126,059 10,987,302
iShares 7-10 Year Treasury Bond ETF
(3)
..... 138,756 13,342,777
99,498,918
Conservative Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Registered Investment Companies — continued
International Fixed Income — 6.9%
iShares J.P. Morgan USD Emerging Markets
Bond ETF
(3)
...................... 116,814 11,246,852
11,246,852
Total Registered Investment Companies
(Cost $ 107,168,590 ) ................ 110,745,770
Money Market Registered Investment Companies — 8 .2%
Meeder Government Money Market Fund -
Class F , 3.58%
(4)
................... 13,253,361 13,253,361
Total Money Market Registered Investment
Companies
(Cost $ 13,253,361 ) ................. 13,253,361
Total Investments — 99 .6%
(Cost $ 148,309,194 ) ................ 161,197,056
Other Assets less Liabilities — 0 .4% ....... 680,379
Total Net Assets — 100 .0% ............. 161,877,435
Trustee Deferred Compensation
(5)
Meeder Balanced Fund - Retail Class ....... 1,889 25,596
Meeder Conservative Allocation Fund - Retail
Class .......................... 512 12,339
Meeder Dynamic Allocation Fund - Retail Class 5,184 76,101
Meeder Muirfield Fund - Retail Class ....... 3,791 37,910
Total Trustee Deferred Compensation
(Cost $ 126,134 ) ................... 151,946

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2025
Conservative Allocation Fund
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Other Futures
Mini MSCI EAFE Futures -
March 2026 ....... 46 3/20/26 6,674,830 55,095
Mini MSCI Emg Mkt
Futures - March 2026 28 3/20/26 1,975,960 62,197
Russell 2000 Futures Mini
March 2026 ....... 10 3/20/26 1,249,000 (27,903)
S&P 500 Mini Futures
March 2026 ....... 1 3/20/26 344,625 690
S&P Mid Cap Futures
EMini March 2026 .. 1 3/20/26 332,520 (4,526)
Total Futures Contracts . 86 10,576,935 85,553
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Exchange-traded fund.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at December 31, 2025.
(5) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred
Compensation Plan.

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2025
Dynamic Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 51 .6%
Communication Services — 5.6%
Alphabet Inc - Class A ................. 452 141,476
Alphabet Inc - Class C ................. 50,756 15,927,233
Comcast Corp ...................... 9,955 297,555
EverQuote Inc
(1)
..................... 4,310 116,370
Meta Platforms Inc ................... 13,956 9,212,216
New York Times Co/The ................ 2,221 154,182
Omnicom Group Inc .................. 5,075 409,806
Yelp Inc
(1)
......................... 10,224 310,707
26,569,545
Consumer Discretionary — 3.4%
Amazon.com Inc
(1)
................... 13,429 3,099,682
Aramark .......................... 327 12,053
Best Buy Co Inc ..................... 4,400 294,492
BorgWarner Inc ..................... 5,957 268,422
Boyd Gaming Corp ................... 8,988 766,137
Brinker International Inc
(1)
.............. 3,512 504,042
Carvana Co
(1)
....................... 932 393,323
Expedia Group Inc ................... 1,588 449,896
Hasbro Inc ........................ 146 11,972
J Jill Inc .......................... 643 8,822
Lear Corp ......................... 9,144 1,047,902
Lululemon Athletica Inc
(1)
............... 1,406 292,181
Mohawk Industries Inc
(1)
............... 7,465 815,925
Monarch Casino & Resort Inc ............ 911 87,183
O'Reilly Automotive Inc
(1)
............... 3,256 296,980
Phinia Inc ......................... 6,686 419,145
Ralph Lauren Corp ................... 3,436 1,215,004
Ross Stores Inc ..................... 7,934 1,429,231
Strattec Security Corp
(1)
................ 238 18,121
Tapestry Inc ....................... 9,297 1,187,878
Tesla Inc
(1)
......................... 1,410 634,105
Texas Roadhouse Inc ................. 6,465 1,073,190
TJX Cos Inc/The ..................... 12,405 1,905,532
Visteon Corp ....................... 2,437 231,759
16,462,977
Consumer Staples — 0.5%
Cal-Maine Foods Inc .................. 3,624 288,362
Kroger Co/The ...................... 10,018 625,924
Walmart Inc ....................... 14,761 1,644,523
2,558,809
Energy — 0.5%
Antero Resources Corp
(1)
............... 2,682 92,422
Dynamic Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Centrus Energy Corp
(1)
................. 899 218,241
Devon Energy Corp ................... 2,187 80,110
Lightbridge Corp
(1)
................... 3,610 45,630
Matador Resources Co ................ 7,544 320,167
SLB Ltd .......................... 20,354 781,187
SM Energy Co ...................... 15,055 281,529
TechnipFMC PLC .................... 14,561 648,838
Weatherford International PLC ........... 148 11,582
2,479,706
Financials — 9.2%
Ally Financial Inc .................... 18,713 847,512
Bank of New York Mellon Corp/The ........ 48,168 5,591,823
Berkshire Hathaway Inc
(1)
.............. 28,133 14,141,052
Bread Financial Holdings Inc ............ 4,772 353,271
Customers Bancorp Inc
(1)
............... 16,503 1,206,699
Dave Inc
(1)
......................... 683 151,223
Essent Group Ltd .................... 335 21,778
First American Financial Corp ............ 2,781 170,865
Interactive Brokers Group Inc ............ 3,286 211,323
Intercontinental Exchange Inc ............ 2,837 459,481
Jack Henry & Associates Inc ............ 6,068 1,107,289
Jackson Financial Inc ................. 700 74,655
Mastercard Inc ..................... 9,603 5,482,161
Moody's Corp ...................... 1,445 738,178
Morningstar Inc ..................... 9,294 2,019,679
Pathward Financial Inc ................ 5,906 419,326
Popular Inc ........................ 18,549 2,309,721
PROG Holdings Inc ................... 1,278 37,688
SEI Investments Co ................... 7,300 598,746
State Street Corp .................... 31,710 4,090,907
Stewart Information Services Corp ........ 206 14,474
United Bankshares Inc/WV .............. 3,419 131,290
Westamerica BanCorp ................. 723 34,581
Wintrust Financial Corp ................ 25,343 3,543,458
43,757,180
Health Care — 6.6%
AbbVie Inc ........................ 10,023 2,290,155
Amgen Inc ........................ 14,666 4,800,328
Bristol-Myers Squibb Co ............... 311 16,775
Cardinal Health Inc ................... 12,117 2,490,044
Cencora Inc ........................ 2,959 999,402
Cigna Group/The .................... 379 104,312
CVS Health Corp .................... 7,698 610,913
Elevance Health Inc .................. 2,914 1,021,503

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2025
Dynamic Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Eli Lilly & Co ....................... 4,327 4,650,140
Encompass Health Corp ............... 461 48,931
Gilead Sciences Inc .................. 23,872 2,930,049
Guardant Health Inc
(1)
................. 1,464 149,533
HCA Healthcare Inc ................... 6,425 2,999,576
Humana Inc ....................... 723 185,182
Johnson & Johnson .................. 15,961 3,303,129
Merck & Co Inc ..................... 9,255 974,181
Natera Inc
(1)
........................ 5,194 1,189,894
Regeneron Pharmaceuticals Inc .......... 619 477,788
United Therapeutics Corp
(1)
............. 158 76,986
UnitedHealth Group Inc ................ 3,437 1,134,588
Universal Health Services Inc ............ 2,510 547,230
Zoetis Inc ......................... 3,921 493,340
31,493,979
Industrials — 6.5%
Allegion plc ........................ 6,542 1,041,617
Allison Transmission Holdings Inc ......... 1,458 142,738
Argan Inc ......................... 1,028 322,093
Astronics Corp
(1)
..................... 237 12,855
ATI Inc
(1)
.......................... 435 49,921
Blue Bird Corp
(1)
..................... 894 42,018
Carpenter Technology Corp ............. 295 92,878
Caterpillar Inc ...................... 109 62,443
CH Robinson Worldwide Inc ............. 1,657 266,379
Comfort Systems USA Inc .............. 468 436,780
Cummins Inc ....................... 2,883 1,471,627
Delta Air Lines Inc ................... 17,893 1,241,774
Dycom Industries Inc
(1)
................ 1,436 485,224
EnerSys .......................... 1,790 262,683
Equifax Inc ........................ 6,002 1,302,314
FedEx Corp ........................ 4,717 1,362,553
Fluor Corp
(1)
........................ 394 15,614
GE Vernova Inc ..................... 2,264 1,479,682
General Dynamics Corp ................ 18,567 6,250,766
Huntington Ingalls Industries Inc .......... 850 289,059
JB Hunt Transport Services Inc ........... 1,280 248,755
Johnson Controls International plc ......... 6,672 798,972
Lockheed Martin Corp ................. 3,709 1,793,932
Middleby Corp/The
(1)
.................. 6,550 973,789
Mueller Industries Inc ................. 3,468 398,126
MYR Group Inc
(1)
.................... 1,088 237,728
Nextpower Inc
(1)
..................... 1,471 128,139
Northrop Grumman Corp ............... 4,119 2,348,695
NuScale Power Corp
(1)
................. 1,892 26,810
Power Solutions International Inc
(1)
........ 2,129 121,651
Dynamic Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Primoris Services Corp ................ 4,530 562,354
Ryder System Inc .................... 63 12,058
Sensata Technologies Holding PLC ........ 878 29,229
SkyWest Inc
(1)
...................... 6,576 660,296
Southwest Airlines Co ................. 4,666 192,846
Trane Technologies PLC ................ 4,272 1,662,662
Uber Technologies Inc
(1)
................ 5,081 415,169
Union Pacific Corp ................... 3,235 748,320
United Airlines Holdings Inc
(1)
............ 18,670 2,087,679
United Parcel Service Inc ............... 2,359 233,989
United Rentals Inc ................... 638 516,346
Valmont Industries Inc ................. 268 107,822
Woodward Inc ...................... 574 173,532
Xylem Inc/NY ....................... 1,022 139,176
31,249,093
Information Technology — 16.3%
Amkor Technology Inc ................. 775 30,597
Amphenol Corp ..................... 11,908 1,609,247
Apple Inc ......................... 52,005 14,138,079
Applied Materials Inc ................. 5,783 1,486,173
Avnet Inc ......................... 1,321 63,514
Broadcom Inc ...................... 8,118 2,809,640
Cirrus Logic Inc
(1)
.................... 2,489 294,946
Cisco Systems Inc ................... 19,397 1,494,151
Consensus Cloud Solutions Inc
(1)
.......... 4,011 87,520
Corning Inc ........................ 5,922 518,530
Credo Technology Group Holding Ltd
(1)
...... 819 117,846
Hut 8 Corp
(1)
....................... 588 27,013
Intel Corp
(1)
........................ 4,882 180,146
Jabil Inc .......................... 1,044 238,053
KLA Corp ......................... 582 707,177
Lam Research Corp .................. 3,518 602,211
Littelfuse Inc ....................... 97 24,533
MACOM Technology Solutions Holdings Inc
(1)
.. 1,148 196,629
Micron Technology Inc ................ 12,023 3,431,484
Microsoft Corp ...................... 43,501 21,037,954
Monolithic Power Systems Inc ........... 2,205 1,998,524
NVIDIA Corp ....................... 98,222 18,318,403
Oracle Corp ........................ 8,701 1,695,912
Photronics Inc
(1)
..................... 43,926 1,405,632
QUALCOMM Inc ..................... 6,952 1,189,140
Ralliant Corp ....................... 3,331 169,581
SentinelOne Inc
(1)
.................... 29,874 448,110
Skyworks Solutions Inc ................ 385 24,413
TD SYNNEX Corp .................... 1,002 150,530
Texas Instruments Inc ................. 11,877 2,060,541

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2025
Dynamic Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
TTM Technologies Inc
(1)
................ 1,287 88,803
Ubiquiti Inc ........................ 554 306,556
Viasat Inc
(1)
........................ 2,958 101,933
Western Digital Corp .................. 2,561 441,183
77,494,704
Materials — 1.2%
Alcoa Corp ........................ 8,582 456,048
Anglogold Ashanti Plc ................. 2,744 234,008
Century Aluminum Co
(1)
................ 236 9,246
Commercial Metals Co ................ 807 55,861
Crown Holdings Inc .................. 144 14,828
Freeport-McMoRan Inc ................ 10,584 537,561
Kaiser Aluminum Corp ................. 410 47,093
Newmont Corp ..................... 14,887 1,486,467
Nucor Corp ........................ 5,861 955,988
Reliance Inc ....................... 3,047 880,187
Royal Gold Inc ...................... 1,377 306,093
Steel Dynamics Inc ................... 4,967 841,658
United States Lime & Minerals Inc ......... 131 15,686
5,840,724
Real Estate — 1.6%
CBRE Group Inc
(1)
.................... 10,991 1,767,243
Jones Lang LaSalle Inc
(1)
............... 3,131 1,053,487
Simon Property Group Inc .............. 17,887 3,311,063
Sun Communities Inc ................. 10,559 1,308,366
7,440,159
Utilities — 0.2%
American Electric Power Co Inc .......... 3,277 377,871
NRG Energy Inc ..................... 1,570 250,007
Southwest Gas Holdings Inc ............. 3,290 263,266
891,144
Total Common Stocks (United States)
(Cost $ 178,999,885 ) ................ 246,238,020
Warrants (United States) — 0 .0%
Civitas Resources Inc ,
Expiration Date 1/20/2026
(1) (2)
.......... 8 0
Total Warrants (United States)
(Cost $ – ) ........................ 0
Dynamic Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Registered Investment Companies — 4 .5%
U.S. Fixed Income — 4.1%
Baird Core Plus Bond Fund - Class I ....... 406,589 4,191,930
Dodge & Cox Income Fund - Class I ........ 179,176 2,302,414
Fidelity Advisor Capital & Income Fund - Class Z 165,586 1,945,632
Fidelity Total Bond Fund - Class Z ......... 431,144 4,164,849
Frost Total Return Bond Fund - Class I ...... 117,507 1,138,640
iShares 20+ Year Treasury Bond ETF
(3)
...... 21,835 1,903,138
iShares 7-10 Year Treasury Bond ETF
(3)
..... 37,532 3,609,077
19,255,680
International Fixed Income — 0.4%
iShares J.P. Morgan USD Emerging Markets
Bond ETF
(3)
...................... 21,064 2,028,042
2,028,042
Total Registered Investment Companies
(Cost $ 21,049,028 ) ................. 21,283,722
Money Market Registered Investment Companies — 41 .6%
Meeder Government Money Market Fund -
Class F , 3.58%
(4)
................... 198,222,593 198,222,593
Total Money Market Registered Investment
Companies
(Cost $ 198,222,593 ) ................ 198,222,593
Total Investments — 97 .7%
(Cost $ 398,271,506 ) ................ 465,744,335
Other Assets less Liabilities — 2 .3% ....... 10,911,225
Total Net Assets — 100 .0% ............. 476,655,560
Trustee Deferred Compensation
(5)
Meeder Balanced Fund - Retail Class ....... 5,373 72,804
Meeder Conservative Allocation Fund - Retail
Class .......................... 1,437 34,632
Meeder Dynamic Allocation Fund - Retail Class 15,110 221,815
Meeder Muirfield Fund - Retail Class ....... 8,492 84,920
Total Trustee Deferred Compensation
(Cost $ 337,774 ) ................... 414,171

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2025
Dynamic Allocation Fund
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Other Futures
Mini MSCI EAFE Futures -
March 2026 ....... 547 3/20/26 79,372,435 655,150
Mini MSCI Emg Mkt
Futures - March 2026 287 3/20/26 20,253,590 637,516
Russell 2000 Futures Mini
March 2026 ....... 140 3/20/26 17,486,000 (398,153)
S&P 500 Mini Futures
March 2026 ....... 204 3/20/26 70,303,500 124,359
S&P Mid Cap Futures
EMini March 2026 .. 56 3/20/26 18,621,120 (253,431)
Total Futures Contracts . 1,234 206,036,645 765,441
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Exchange-traded fund.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at December 31, 2025.
(5) Assets of affiliates to the Dynamic Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation
Plan.

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2025
Sector Rotation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 59 .0%
Communication Services — 9.4%
Alphabet Inc - Class A ................. 7,578 2,371,914
AST SpaceMobile Inc
(1)
................ 180 13,073
AT&T Inc .......................... 5,373 133,465
Charter Communications Inc
(1)
........... 48 10,020
Comcast Corp ...................... 1,329 39,724
EchoStar Corp
(1)
..................... 110 11,957
Electronic Arts Inc ................... 195 39,844
Fox Corp .......................... 527 38,508
Meta Platforms Inc ................... 840 554,476
Netflix Inc
(1)
........................ 904 84,759
Omnicom Group Inc .................. 423 34,157
Pinterest Inc
(1)
...................... 680 17,605
Reddit Inc
(1)
........................ 91 20,918
ROBLOX Corp
(1)
..................... 462 37,436
Spotify Technology SA
(1)
................ 118 68,524
Take-Two Interactive Software Inc
(1)
........ 161 41,221
T-Mobile US Inc ..................... 351 71,267
Trade Desk Inc/The
(1)
................. 193 7,326
Verizon Communications Inc ............ 3,373 137,382
Walt Disney Co/The .................. 680 77,364
Warner Bros Discovery Inc
(1)
............. 1,764 50,839
3,861,779
Consumer Discretionary — 3.6%
Airbnb Inc
(1)
........................ 109 14,793
Amazon.com Inc
(1)
................... 2,068 477,336
Aptiv PLC
(1)
........................ 92 7,000
AutoZone Inc
(1)
...................... 4 13,566
Best Buy Co Inc ..................... 72 4,819
Booking Holdings Inc ................. 7 37,487
BorgWarner Inc ..................... 169 7,615
Brunswick Corp/DE .................. 127 9,428
Burlington Stores Inc
(1)
................ 22 6,355
Carnival Corp ...................... 311 9,498
Carriage Services Inc ................. 151 6,387
Carvana Co
(1)
....................... 30 12,661
Chipotle Mexican Grill Inc
(1)
............. 326 12,062
Coupang Inc
(1)
...................... 298 7,030
Darden Restaurants Inc ................ 32 5,889
Deckers Outdoor Corp
(1)
................ 47 4,873
Dick's Sporting Goods Inc .............. 22 4,355
DoorDash Inc
(1)
..................... 82 18,571
DR Horton Inc ...................... 73 10,514
DraftKings Inc
(1)
..................... 129 4,445
Duolingo Inc
(1)
...................... 12 2,106
eBay Inc .......................... 110 9,581
Sector Rotation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Expedia Group Inc ................... 34 9,633
Five Below Inc
(1)
..................... 20 3,767
Floor & Decor Holdings Inc
(1)
............. 54 3,288
Flutter Entertainment PLC
(1)
............. 42 9,032
Ford Motor Co ...................... 1,004 13,172
GameStop Corp
(1)
.................... 102 2,048
Garmin Ltd ........................ 39 7,911
General Motors Co ................... 227 18,460
Haverty Furniture Cos Inc .............. 264 6,167
Hilton Worldwide Holdings Inc ........... 67 19,246
Home Depot Inc/The .................. 215 73,982
Hyatt Hotels Corp .................... 48 7,695
Las Vegas Sands Corp ................. 94 6,118
Lennar Corp ....................... 89 9,149
Lowe's Cos Inc ..................... 132 31,833
Lululemon Athletica Inc
(1)
............... 28 5,819
Marriott International Inc/MD ............ 66 20,476
McDonald's Corp .................... 151 46,150
NIKE Inc .......................... 263 16,756
Norwegian Cruise Line Holdings Ltd
(1)
...... 188 4,196
On Holding AG
(1)
..................... 83 3,858
O'Reilly Automotive Inc
(1)
............... 187 17,056
Pool Corp ......................... 22 5,033
PulteGroup Inc ...................... 91 10,671
QuantumScape Corp
(1)
................. 116 1,209
Ralph Lauren Corp ................... 17 6,011
Restaurant Brands International Inc ........ 94 6,414
Rivian Automotive Inc
(1)
................ 248 4,888
Ross Stores Inc ..................... 82 14,772
Royal Caribbean Cruises Ltd ............ 60 16,735
Starbucks Corp ..................... 266 22,400
Tapestry Inc ....................... 59 7,538
Taylor Morrison Home Corp
(1)
............ 149 8,772
Tesla Inc
(1)
......................... 606 272,530
TJX Cos Inc/The ..................... 238 36,559
Toll Brothers Inc ..................... 75 10,142
Tractor Supply Co .................... 144 7,201
Ulta Beauty Inc
(1)
.................... 12 7,260
Wayfair Inc
(1)
....................... 33 3,314
Williams-Sonoma Inc ................. 35 6,251
Wingstop Inc ....................... 9 2,146
Yum! Brands Inc ..................... 73 11,043
1,483,072
Consumer Staples — 1.0%
Altria Group Inc ..................... 244 14,069
Archer-Daniels-Midland Co ............. 84 4,829

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2025
Sector Rotation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Bunge Global SA .................... 29 2,583
Casey's General Stores Inc ............. 6 3,316
Celsius Holdings Inc
(1)
................. 26 1,189
Church & Dwight Co Inc ............... 60 5,031
Coca-Cola Co/The ................... 531 37,122
Colgate-Palmolive Co ................. 134 10,589
Constellation Brands Inc ............... 29 4,001
Costco Wholesale Corp ................ 61 52,603
Dollar General Corp .................. 33 4,381
Dollar Tree Inc
(1)
..................... 31 3,813
elf Beauty Inc
(1)
..................... 10 760
Estee Lauder Cos Inc/The .............. 40 4,189
General Mills Inc .................... 133 6,185
Hershey Co/The ..................... 24 4,368
Kenvue Inc ........................ 316 5,451
Keurig Dr Pepper Inc .................. 212 5,938
Kimberly-Clark Corp .................. 56 5,650
Kraft Heinz Co/The ................... 200 4,850
Kroger Co/The ...................... 90 5,623
McCormick & Co Inc/MD ............... 70 4,768
Mondelez International Inc .............. 193 10,389
Monster Beverage Corp
(1)
............... 104 7,974
PepsiCo Inc ........................ 195 27,986
Performance Food Group Co
(1)
............ 34 3,057
Philip Morris International Inc ............ 218 34,967
Procter & Gamble Co/The .............. 322 46,146
Sysco Corp ........................ 82 6,043
Target Corp ........................ 75 7,331
Tyson Foods Inc ..................... 77 4,514
US Foods Holding Corp
(1)
............... 58 4,369
Walmart Inc ....................... 596 66,400
410,484
Energy — 2.0%
Antero Resources Corp
(1)
............... 141 4,859
APA Corp ......................... 194 4,745
Baker Hughes Co .................... 437 19,901
Cactus Inc ........................ 96 4,385
Centrus Energy Corp
(1)
................. 7 1,699
Cheniere Energy Inc .................. 92 17,884
Chevron Corp ...................... 780 118,880
Chord Energy Corp ................... 51 4,728
Civitas Resources Inc ................. 73 1,978
ConocoPhillips ...................... 528 49,426
Core Natural Resources Inc ............. 30 2,655
Coterra Energy Inc ................... 346 9,107
Devon Energy Corp ................... 307 11,245
Sector Rotation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Diamondback Energy Inc ............... 92 13,830
DT Midstream Inc .................... 46 5,505
Energy Fuels Inc/Canada
(1)
.............. 112 1,629
EOG Resources Inc ................... 232 24,362
EQT Corp ......................... 269 14,418
Expand Energy Corp .................. 98 10,815
Exxon Mobil Corp .................... 1,758 211,558
Halliburton Co ...................... 463 13,084
HF Sinclair Corp ..................... 90 4,147
Kinder Morgan Inc ................... 803 22,075
Marathon Petroleum Corp .............. 129 20,979
Murphy Oil Corp ..................... 127 3,969
NOV Inc .......................... 361 5,643
Occidental Petroleum Corp .............. 319 13,117
ONEOK Inc ........................ 274 20,139
Ovintiv Inc ......................... 156 6,114
Peabody Energy Corp ................. 73 2,168
Permian Resources Corp ............... 429 6,019
Phillips 66 ......................... 176 22,711
Range Resources Corp ................ 131 4,619
SLB Ltd .......................... 694 26,636
Targa Resources Corp ................. 94 17,343
TechnipFMC PLC .................... 194 8,645
Texas Pacific Land Corp ............... 27 7,755
Transocean Ltd
(1)
.................... 709 2,928
Uranium Energy Corp
(1)
................ 206 2,406
Valero Energy Corp ................... 133 21,651
Weatherford International PLC ........... 62 4,852
Williams Cos Inc/The ................. 501 30,115
800,724
Financials — 4.6%
Affirm Holdings Inc
(1)
.................. 68 5,061
Aflac Inc .......................... 142 15,658
Allstate Corp/The .................... 68 14,154
American Express Co ................. 121 44,764
American International Group Inc ......... 170 14,543
Ameriprise Financial Inc ............... 26 12,749
Annaly Capital Management Inc .......... 506 11,314
Aon PLC .......................... 49 17,291
Apollo Global Management Inc ........... 104 15,055
Arch Capital Group Ltd
(1)
............... 123 11,798
Ares Management Corp ................ 50 8,081
Arthur J Gallagher & Co ................ 59 15,269
Associated Banc-Corp ................. 542 13,962
Bank of America Corp ................. 1,365 75,075
Bank of New York Mellon Corp/The ........ 160 18,574

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2025
Sector Rotation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Berkshire Hathaway Inc
(1)
.............. 378 190,002
Blackrock Inc ...................... 33 35,321
Blackstone Inc ...................... 159 24,508
Block Inc
(1)
........................ 131 8,527
Brown & Brown Inc .................. 88 7,014
Cadence Bank ...................... 326 13,966
Capital One Financial Corp .............. 144 34,900
Carlyle Group Inc/The ................. 102 6,029
Cboe Global Markets Inc ............... 29 7,279
Charles Schwab Corp/The .............. 365 36,467
Chubb Ltd ......................... 85 26,530
Citigroup Inc ....................... 387 45,159
CME Group Inc ...................... 74 20,208
Coinbase Global Inc
(1)
................. 45 10,176
Corpay Inc
(1)
....................... 30 9,028
Equitable Holdings Inc ................. 157 7,481
Evercore Inc ....................... 20 6,805
Fidelity National Information Services Inc .... 135 8,972
First Mid Bancshares Inc ............... 395 15,405
Fiserv Inc
(1)
........................ 123 8,262
FNB Corp/PA ....................... 1,351 23,102
Global Payments Inc .................. 86 6,656
Goldman Sachs Group Inc/The ........... 63 55,377
Hancock Whitney Corp ................ 275 17,512
Hartford Insurance Group Inc/The ......... 113 15,571
Independent Bank Corp/MI .............. 439 14,281
Interactive Brokers Group Inc ............ 111 7,138
Intercontinental Exchange Inc ............ 120 19,435
JPMorgan Chase & Co ................ 563 181,410
KKR & Co Inc ....................... 154 19,632
LPL Financial Holdings Inc .............. 21 7,501
Marsh & McLennan Cos Inc ............. 114 21,149
Mastercard Inc ..................... 168 95,908
MetLife Inc ........................ 166 13,104
Moody's Corp ...................... 36 18,391
Morgan Stanley ..................... 237 42,075
MSCI Inc .......................... 19 10,901
Nasdaq Inc ........................ 106 10,296
Northern Trust Corp .................. 57 7,786
NU Holdings Ltd/Cayman Islands
(1)
........ 734 12,287
PayPal Holdings Inc .................. 239 13,953
PNC Financial Services Group Inc/The ...... 92 19,203
Principal Financial Group Inc ............ 124 10,938
Progressive Corp/The ................. 128 29,148
Prudential Financial Inc ................ 116 13,094
Raymond James Financial Inc ........... 57 9,154
Robinhood Markets Inc
(1)
............... 156 17,644
Sector Rotation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Rocket Cos Inc ..................... 187 3,620
S&P Global Inc ...................... 64 33,446
SoFi Technologies Inc
(1)
................ 292 7,645
Southside Bancshares Inc .............. 539 16,380
State Street Corp .................... 89 11,482
Synchrony Financial .................. 157 13,099
T Rowe Price Group Inc ................ 82 8,395
Toast Inc
(1)
........................ 141 5,007
Travelers Cos Inc/The ................. 59 17,114
Truist Financial Corp .................. 338 16,633
United Bankshares Inc/WV .............. 408 15,667
US Bancorp ........................ 382 20,384
Visa Inc .......................... 352 123,450
Wells Fargo & Co .................... 671 62,537
Willis Towers Watson PLC .............. 29 9,529
1,892,421
Health Care — 3.1%
Abbott Laboratories .................. 349 43,726
AbbVie Inc ........................ 360 82,256
Agilent Technologies Inc ............... 82 11,158
Align Technology Inc
(1)
................. 30 4,685
Alnylam Pharmaceuticals Inc
(1)
........... 28 11,134
Amgen Inc ........................ 111 36,331
Arrowhead Pharmaceuticals Inc
(1)
......... 71 4,714
Avidity Biosciences Inc
(1)
............... 48 3,462
Axsome Therapeutics Inc
(1)
.............. 30 5,479
Baxter International Inc ................ 173 3,306
Beam Therapeutics Inc
(1)
............... 97 2,689
Becton Dickinson & Co ................ 67 13,003
Biogen Inc
(1)
....................... 47 8,272
BioMarin Pharmaceutical Inc
(1)
........... 95 5,646
Blueprint Medicines CVR Escrow
(1) (2)
........ 19 0
Boston Scientific Corp
(1)
................ 307 29,272
Bridgebio Pharma Inc
(1)
................ 75 5,737
Bristol-Myers Squibb Co ............... 458 24,705
Cardinal Health Inc ................... 57 11,714
Cencora Inc ........................ 39 13,172
Centene Corp
(1)
..................... 137 5,638
Cigna Group/The .................... 57 15,688
Cooper Cos Inc/The
(1)
................. 65 5,327
Corcept Therapeutics Inc
(1)
.............. 32 1,114
Crinetics Pharmaceuticals Inc
(1)
.......... 49 2,281
CRISPR Therapeutics AG
(1)
.............. 41 2,150
CVS Health Corp .................... 269 21,348
Cytokinetics Inc
(1)
.................... 41 2,605
Danaher Corp ...................... 135 30,904

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2025
Sector Rotation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Dexcom Inc
(1)
....................... 97 6,438
Doximity Inc
(1)
...................... 49 2,170
Edwards Lifesciences Corp
(1)
............ 133 11,338
Elanco Animal Health Inc
(1)
.............. 161 3,643
Elevance Health Inc .................. 51 17,878
Eli Lilly & Co ....................... 166 178,397
Exact Sciences Corp
(1)
................. 63 6,398
Exelixis Inc
(1)
....................... 76 3,331
GE HealthCare Technologies Inc .......... 127 10,417
Gilead Sciences Inc .................. 263 32,281
Guardant Health Inc
(1)
................. 44 4,494
HCA Healthcare Inc ................... 38 17,741
HealthEquity Inc
(1)
.................... 36 3,298
Hims & Hers Health Inc
(1)
............... 49 1,591
Humana Inc ....................... 29 7,428
Ideaya Biosciences Inc
(1)
............... 128 4,425
IDEXX Laboratories Inc
(1)
............... 19 12,854
Illumina Inc
(1)
....................... 51 6,689
Immunovant Inc
(1)
.................... 192 4,881
Incyte Corp
(1)
....................... 49 4,840
Insmed Inc
(1)
....................... 45 7,832
Insulet Corp
(1)
...................... 20 5,685
Intuitive Surgical Inc
(1)
................. 77 43,610
Ionis Pharmaceuticals Inc
(1)
............. 45 3,560
IQVIA Holdings Inc
(1)
.................. 45 10,143
Jazz Pharmaceuticals PLC
(1)
............. 31 5,270
Johnson & Johnson .................. 485 100,371
Labcorp Holdings Inc ................. 25 6,272
Madrigal Pharmaceuticals Inc
(1)
.......... 7 4,076
McKesson Corp ..................... 27 22,148
Medtronic PLC ...................... 263 25,264
Merck & Co Inc ..................... 195 20,526
Mettler-Toledo International Inc
(1)
......... 6 8,365
Moderna Inc
(1)
...................... 137 4,040
Molina Healthcare Inc
(1)
................ 17 2,950
Natera Inc
(1)
........................ 36 8,247
Neurocrine Biosciences Inc
(1)
............ 30 4,255
Pfizer Inc ......................... 1,208 30,079
Quest Diagnostics Inc ................. 33 5,726
Regeneron Pharmaceuticals Inc .......... 23 17,753
ResMed Inc ........................ 37 8,912
Revolution Medicines Inc
(1)
.............. 71 5,655
Revvity Inc ........................ 74 7,159
Spyre Therapeutics Inc
(1)
............... 181 5,930
STERIS PLC ........................ 31 7,859
Stryker Corp ....................... 70 24,603
Tempus AI Inc
(1)
..................... 28 1,653
Sector Rotation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Tenet Healthcare Corp
(1)
................ 26 5,167
Thermo Fisher Scientific Inc ............. 80 46,356
United Therapeutics Corp
(1)
............. 11 5,360
UnitedHealth Group Inc ................ 53 17,496
Utah Medical Products Inc .............. 99 5,540
Veeva Systems Inc
(1)
.................. 40 8,929
Vertex Pharmaceuticals Inc
(1)
............ 55 24,935
Viatris Inc ......................... 452 5,627
Waters Corp
(1)
...................... 18 6,837
West Pharmaceutical Services Inc ......... 17 4,677
Zimmer Biomet Holdings Inc ............ 60 5,395
Zoetis Inc ......................... 103 12,959
1,295,269
Industrials — 6.1%
3M Co ........................... 260 41,626
AAON Inc ......................... 46 3,508
Advanced Drainage Systems Inc .......... 56 8,111
AECOM ........................... 95 9,056
AeroVironment Inc
(1)
.................. 16 3,870
Allegion plc ........................ 65 10,349
AMETEK Inc ....................... 107 21,968
Archer Aviation Inc
(1)
.................. 363 2,730
ATI Inc
(1)
.......................... 77 8,837
Automatic Data Processing Inc ........... 178 45,787
Axon Enterprise Inc
(1)
................. 32 18,174
Bloom Energy Corp
(1)
.................. 94 8,168
Boeing Co/The
(1)
..................... 300 65,136
Booz Allen Hamilton Holding Corp ......... 71 5,990
Broadridge Financial Solutions Inc ......... 69 15,399
Builders FirstSource Inc
(1)
.............. 72 7,408
BWX Technologies Inc ................. 47 8,124
CACI International Inc
(1)
................ 16 8,525
Carlisle Cos Inc ..................... 26 8,316
Carpenter Technology Corp ............. 23 7,241
Carrier Global Corp ................... 363 19,181
Caterpillar Inc ...................... 190 108,845
CH Robinson Worldwide Inc ............. 61 9,806
Cintas Corp ........................ 147 27,646
Comfort Systems USA Inc .............. 18 16,799
Copart Inc
(1)
........................ 403 15,777
Core & Main Inc
(1)
.................... 117 6,081
Covenant Logistics Group Inc ............ 588 12,960
CSX Corp ......................... 797 28,891
Cummins Inc ....................... 66 33,690
Curtiss-Wright Corp .................. 23 12,679
Dayforce Inc
(1)
...................... 93 6,432

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2025
Sector Rotation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Deere & Co ........................ 104 48,419
Delta Air Lines Inc ................... 335 23,249
Dover Corp ........................ 127 24,796
Eaton Corp PLC ..................... 163 51,917
EMCOR Group Inc .................... 28 17,130
Emerson Electric Co .................. 246 32,649
Ennis Inc ......................... 786 14,156
Equifax Inc ........................ 63 13,670
Fastenal Co ........................ 543 21,791
FedEx Corp ........................ 107 30,908
Ferguson Enterprises Inc ............... 89 19,814
Fortive Corp ....................... 272 15,017
FTAI Aviation Ltd .................... 45 8,858
Gates Industrial Corp PLC
(1)
............. 481 10,327
GE Vernova Inc ..................... 115 75,161
Generac Holdings Inc
(1)
................ 33 4,500
General Dynamics Corp ................ 99 33,329
General Electric Co ................... 430 132,453
HEICO Corp
(1)
....................... 63 15,903
Honeywell International Inc ............. 269 52,479
Howmet Aerospace Inc ................ 180 36,904
Hubbell Inc ........................ 33 14,656
Illinois Tool Works Inc ................. 126 31,034
Ingersoll Rand Inc ................... 227 17,983
ITT Inc ........................... 89 15,442
Jacobs Solutions Inc .................. 102 13,511
Joby Aviation Inc
(1)
................... 243 3,208
Johnson Controls International plc ......... 288 34,488
Kratos Defense & Security Solutions Inc
(1)
.... 87 6,604
L3Harris Technologies Inc .............. 79 23,192
Leidos Holdings Inc .................. 69 12,448
Lennox International Inc ............... 21 10,197
Lockheed Martin Corp ................. 84 40,628
Lyft Inc
(1)
.......................... 209 4,048
MasTec Inc
(1)
....................... 58 12,608
Modine Manufacturing Co
(1)
............. 18 2,403
Nextpower Inc
(1)
..................... 74 6,446
Norfolk Southern Corp ................. 95 27,428
Northrop Grumman Corp ............... 55 31,362
NuScale Power Corp
(1)
................. 71 1,006
nVent Electric PLC ................... 99 10,095
Old Dominion Freight Line Inc ............ 104 16,307
Otis Worldwide Corp .................. 184 16,072
Owens Corning ..................... 86 9,624
PACCAR Inc ........................ 236 25,844
Parker-Hannifin Corp ................. 57 50,101
Paychex Inc ....................... 163 18,285
Sector Rotation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Paycom Software Inc ................. 40 6,374
Pentair PLC ........................ 148 15,413
Quanta Services Inc .................. 74 31,232
QXO Inc
(1)
......................... 333 6,424
RB Global Inc ....................... 111 11,419
RBC Bearings Inc
(1)
................... 28 12,556
Republic Services Inc ................. 89 18,862
Rocket Lab Corp
(1)
................... 191 13,324
Rockwell Automation Inc ............... 51 19,843
RTX Corp ......................... 535 98,119
Saia Inc
(1)
......................... 17 5,551
Snap-on Inc ....................... 35 12,061
Southwest Airlines Co ................. 243 10,043
Stanley Black & Decker Inc ............. 118 8,765
Sterling Infrastructure Inc
(1)
............. 22 6,737
Sunrun Inc
(1)
....................... 106 1,950
Tennant Co ........................ 214 15,772
Textron Inc ........................ 124 10,809
Timken Co/The ..................... 172 14,470
Trane Technologies PLC ................ 95 36,974
TransDigm Group Inc ................. 24 31,916
TransUnion ........................ 127 10,890
Uber Technologies Inc
(1)
................ 827 67,574
Union Pacific Corp ................... 238 55,054
United Airlines Holdings Inc
(1)
............ 174 19,457
United Parcel Service Inc ............... 296 29,360
United Rentals Inc ................... 31 25,089
Veralto Corp ....................... 151 15,067
Verisk Analytics Inc ................... 73 16,329
Vertiv Holdings Co ................... 165 26,732
Waste Management Inc ................ 157 34,495
Watsco Inc ........................ 25 8,424
WESCO International Inc ............... 57 13,945
Westinghouse Air Brake Technologies Corp ... 89 18,997
WW Grainger Inc .................... 21 21,190
XPO Inc
(1)
......................... 74 10,057
Xylem Inc/NY ....................... 118 16,069
2,522,903
Information Technology — 26.3%
Accenture PLC ...................... 70 18,781
Adobe Inc
(1)
........................ 67 23,449
Advanced Micro Devices Inc
(1)
........... 919 196,813
Amphenol Corp ..................... 828 111,896
Analog Devices Inc ................... 328 88,954
Apple Inc ......................... 7,760 2,109,633
Applied Materials Inc ................. 491 126,182

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2025
Sector Rotation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
AppLovin Corp
(1)
..................... 134 90,292
Arista Networks Inc
(1)
................. 631 82,680
Astera Labs Inc
(1)
.................... 87 14,473
Autodesk Inc
(1)
...................... 191 56,538
Belden Inc ........................ 474 55,245
Broadcom Inc ...................... 2,469 854,521
Cadence Design Systems Inc
(1)
........... 193 60,328
Cisco Systems Inc ................... 2,621 201,896
Cloudflare Inc
(1)
..................... 262 51,653
Corning Inc ........................ 648 56,739
Crowdstrike Holdings Inc
(1)
.............. 158 74,064
CTS Corp ......................... 1,520 65,162
Datadog Inc
(1)
...................... 278 37,805
Dell Technologies Inc ................. 312 39,274
DXC Technology Co
(1)
................. 3,188 46,704
Fair Isaac Corp
(1)
.................... 20 33,812
Fortinet Inc
(1)
....................... 502 39,864
Intel Corp
(1)
........................ 2,480 91,512
International Business Machines Corp ...... 543 160,842
Intuit Inc .......................... 132 87,439
IonQ Inc
(1)
......................... 217 9,737
KLA Corp ......................... 89 108,142
Lam Research Corp .................. 826 141,395
Marvell Technology Inc ................ 551 46,824
Microchip Technology Inc .............. 486 30,968
Micron Technology Inc ................ 653 186,373
Microsoft Corp ...................... 3,944 1,907,397
MongoDB Inc
(1)
..................... 63 26,440
Monolithic Power Systems Inc ........... 38 34,442
NVIDIA Corp ....................... 12,440 2,320,060
Oracle Corp ........................ 904 176,199
Palantir Technologies Inc
(1)
.............. 1,201 213,478
Palo Alto Networks Inc
(1)
............... 454 83,627
Qnity Electronics Inc .................. 104 8,492
QUALCOMM Inc ..................... 656 112,209
Salesforce Inc ...................... 362 95,897
ServiceNow Inc
(1)
.................... 700 107,233
Snowflake Inc
(1)
..................... 210 46,066
Strategy Inc
(1)
...................... 118 17,930
Super Micro Computer Inc
(1)
............. 361 10,566
Synopsys Inc
(1)
...................... 119 55,897
Texas Instruments Inc ................. 406 70,437
Trimble Inc
(1)
....................... 856 67,068
Western Digital Corp .................. 322 55,471
Workday Inc
(1)
...................... 215 46,178
10,855,077
Sector Rotation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Materials — 1.5%
Air Products and Chemicals Inc .......... 101 24,949
Albemarle Corp ..................... 57 8,062
Alcoa Corp ........................ 135 7,174
Amcor PLC ........................ 1,088 9,074
Anglogold Ashanti Plc ................. 223 19,017
AptarGroup Inc ..................... 35 4,269
Avery Dennison Corp ................. 43 7,821
Axalta Coating Systems Ltd
(1)
............ 169 5,460
Ball Corp ......................... 136 7,204
Celanese Corp ...................... 62 2,621
CF Industries Holdings Inc .............. 74 5,723
Chemours Co/The ................... 128 1,509
Cleveland-Cliffs Inc
(1)
................. 243 3,227
Coeur Mining Inc
(1)
................... 291 5,189
Commercial Metals Co ................ 71 4,915
Corteva Inc ........................ 313 20,980
CRH PLC .......................... 295 36,816
Crown Holdings Inc .................. 58 5,972
Dow Inc .......................... 351 8,206
DuPont de Nemours Inc ................ 209 8,402
Eagle Materials Inc ................... 21 4,340
Eastman Chemical Co ................. 79 5,043
Ecolab Inc ......................... 111 29,140
FMC Corp ......................... 84 1,165
Freeport-McMoRan Inc ................ 625 31,744
Hecla Mining Co ..................... 285 5,469
International Flavors & Fragrances Inc ...... 135 9,098
International Paper Co ................. 243 9,572
Knife River Corp
(1)
.................... 38 2,673
Linde PLC ......................... 201 85,704
Louisiana-Pacific Corp ................ 37 2,988
LyondellBasell Industries NV ............. 137 5,932
Martin Marietta Materials Inc ............ 28 17,435
Mosaic Co/The ..................... 152 3,662
MP Materials Corp
(1)
.................. 58 2,930
Newmont Corp ..................... 478 47,728
Nucor Corp ........................ 104 16,964
Olin Corp ......................... 104 2,166
Packaging Corp of America ............. 43 8,868
Perimeter Solutions Inc
(1)
............... 93 2,560
PPG Industries Inc ................... 122 12,500
Reliance Inc ....................... 25 7,222
Royal Gold Inc ...................... 31 6,891
RPM International Inc ................. 65 6,760
Sealed Air Corp ..................... 102 4,226
Sherwin-Williams Co/The .............. 103 33,375

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2025
Sector Rotation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Smurfit WestRock PLC ................ 247 9,552
Solstice Advanced Materials Inc
(1)
......... 67 3,255
Southern Copper Corp ................. 41 5,882
SSR Mining Inc
(1)
.................... 108 2,367
Steel Dynamics Inc ................... 66 11,184
Vulcan Materials Co .................. 60 17,113
Warrior Met Coal Inc .................. 35 3,086
615,184
Real Estate — 0.0%
Alpine Income Property Trust Inc .......... 1 17
American Tower Corp ................. 1 175
Americold Realty Trust Inc .............. 1 13
Compass Inc
(1)
...................... 1 10
Gladstone Commercial Corp ............. 1 11
Healthpeak Properties Inc .............. 1 16
Host Hotels & Resorts Inc .............. 1 18
Invitation Homes Inc .................. 1 28
Kimco Realty Corp ................... 1 20
Medical Properties Trust Inc ............. 1 5
One Liberty Properties Inc .............. 1 20
Prologis Inc ........................ 1 128
Realty Income Corp .................. 1 56
Ventas Inc ......................... 1 77
VICI Properties Inc ................... 1 28
Welltower Inc ...................... 1 186
Weyerhaeuser Co .................... 1 24
832
Utilities — 1.4%
AES Corp/The ...................... 328 4,704
Alliant Energy Corp ................... 154 10,012
Ameren Corp ....................... 120 11,983
American Electric Power Co Inc .......... 218 25,138
American Water Works Co Inc ............ 95 12,397
Atmos Energy Corp ................... 86 14,416
CenterPoint Energy Inc ................ 270 10,352
CMS Energy Corp .................... 143 10,000
Consolidated Edison Inc ............... 149 14,799
Constellation Energy Corp .............. 124 43,805
Dominion Energy Inc .................. 350 20,506
DTE Energy Co ...................... 94 12,124
Duke Energy Corp ................... 304 35,632
Edison International .................. 167 10,023
Entergy Corp ....................... 186 17,192
Essential Utilities Inc .................. 208 7,979
Sector Rotation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Evergy Inc ......................... 126 9,134
Eversource Energy ................... 164 11,042
Exelon Corp ....................... 427 18,613
FirstEnergy Corp .................... 244 10,924
New Jersey Resources Corp ............. 240 11,069
NextEra Energy Inc ................... 816 65,508
NiSource Inc ....................... 207 8,644
NRG Energy Inc ..................... 77 12,261
Oklo Inc
(1)
......................... 43 3,086
Ormat Technologies Inc ................ 34 3,756
PG&E Corp ........................ 909 14,608
PPL Corp ......................... 343 12,012
Public Service Enterprise Group Inc ........ 208 16,702
Sempra .......................... 266 23,485
Southern Co/The .................... 428 37,322
Talen Energy Corp
(1)
.................. 18 6,747
Vistra Corp ........................ 137 22,102
WEC Energy Group Inc ................ 126 13,288
Xcel Energy Inc ..................... 239 17,653
579,018
Total Common Stocks (United States)
(Cost $ 19,060,009 ) ................. 24,316,763
Preferred Stock (United States) — 0 .0%
Wells Fargo & Co .................... 1 2
Total Preferred Stock (United States)
(Cost $ – ) ........................ 2
Registered Investment Companies — 4 .9%
U.S. Fixed Income — 4.4%
Baird Core Plus Bond Fund - Class I ....... 33,966 350,189
Dodge & Cox Income Fund - Class I ........ 15,775 202,703
Fidelity Advisor Capital & Income Fund - Class Z 17,217 202,304
Fidelity Total Bond Fund - Class Z ......... 46,686 450,987
Frost Total Return Bond Fund - Class I ...... 5,956 57,718
iShares 20+ Year Treasury Bond ETF
(3)
...... 2,243 195,500
iShares 7-10 Year Treasury Bond ETF
(3)
..... 3,567 343,003
1,802,404

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2025
Sector Rotation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Registered Investment Companies — continued
International Fixed Income — 0.5%
iShares J.P. Morgan USD Emerging Markets
Bond ETF
(3)
...................... 2,119 204,018
204,018
Total Registered Investment Companies
(Cost $ 1,977,003 ) .................. 2,006,422
Money Market Registered Investment Companies — 34 .2%
Meeder Government Money Market Fund -
Class F , 3.58%
(4)
................... 14,114,134 14,114,134
Total Money Market Registered Investment
Companies
(Cost $ 14,114,134 ) ................. 14,114,134
Total Investments — 98 .1%
(Cost $ 35,151,146 ) ................. 40,437,321
Other Assets less Liabilities — 1 .9% ....... 798,842
Total Net Assets — 100 .0% ............. 41,236,163
Trustee Deferred Compensation
(5)
Meeder Balanced Fund - Retail Class ....... 1,510 20,461
Meeder Conservative Allocation Fund - Retail
Class .......................... 398 9,592
Meeder Dynamic Allocation Fund - Retail Class 4,207 61,759
Meeder Muirfield Fund - Retail Class ....... 2,323 23,230
Total Trustee Deferred Compensation
(Cost $ 93,897 ) .................... 115,042
Sector Rotation Fund
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Other Futures
Mini MSCI EAFE Futures -
March 2026 ....... 43 3/20/26 6,239,515 49,516
Mini MSCI Emg Mkt
Futures - March 2026 21 3/20/26 1,481,970 44,819
S&P 500 Mini Futures
March 2026 ....... 20 3/20/26 6,892,500 13,804
Total Futures Contracts . 84 14,613,985 108,139
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Exchange-traded fund.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at December 31, 2025.
(5) Assets of affiliates to the Sector Rotation Fund held for the benefit of the
Fund’s Trustees in connection with the Trustee Deferred Compensation
Plan.

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2025
Tactical Income Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Registered Investment Companies — 95 .4%
U.S. Fixed Income — 75.8%
Diamond Hill Short Duration Securitized Bond
Fund - Class Y .................... 1,636,154 16,361,539
Fidelity Advisor Capital & Income Fund - Class Z 1,274,206 14,971,926
Guggenheim Total Return Bond Fund Ins - Class
I .............................. 258,900 6,244,678
iShares 1-3 Yr Treas Treasury Bond Fund
(1)
... 184,739 15,300,084
iShares 20+ Year Treasury Bond ETF
(1)
...... 108,711 9,475,251
iShares 7-10 Year Treasury Bond ETF
(1)
..... 168,111 16,165,554
PIMCO Low Duration Income Fund - Class I .. 2,573,089 21,382,367
99,901,399
International Fixed Income — 19.6%
Eaton Vance Emerging Markets Debt
Opportunities Fund - Class R6 .......... 1,570,544 13,082,628
iShares J.P. Morgan USD Emerging Markets
Bond ETF
(1)
...................... 132,418 12,749,205
25,831,833
Total Registered Investment Companies
(Cost $ 124,341,344 ) ................ 125,733,232
Money Market Registered Investment Companies — 4 .5%
Meeder Government Money Market Fund -
Class F , 3.58%
(2)
................... 5,875,121 5,875,121
Total Money Market Registered Investment
Companies
(Cost $ 5,875,121 ) .................. 5,875,121
Total Investments — 99 .9%
(Cost $ 130,216,465 ) ................ 131,608,353
Other Assets less Liabilities — 0 .1% ....... 147,397
Total Net Assets — 100 .0% ............. 131,755,750
Tactical Income Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Trustee Deferred Compensation
(3)
Meeder Balanced Fund - Retail Class ....... 1,786 24,200
Meeder Conservative Allocation Fund - Retail
Class .......................... 483 11,640
Meeder Dynamic Allocation Fund - Retail Class 4,824 70,816
Meeder Muirfield Fund - Retail Class ....... 3,010 30,100
Total Trustee Deferred Compensation
(Cost $ 115,473 ) ................... 136,756
(1) Exchange-traded fund.
(2) Investment in affiliate. The yield shown represents the 7-day yield in effect at December 31, 2025.
(3) Assets of affiliates to the Tactical Income Fund held for the benefit of the
Fund’s Trustees in connection with the Trustee Deferred Compensation
Plan.

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2025
Government Money Market Fund
Security
Description
Coupon/
Yield
Maturity/
Demand
Date
Principal
Amount ($)
or Shares
Fair
Value ($)
Repurchase Agreements — 8 .0%
RBC Capital Markets
Repurchase Agreement
(Collateralized by a
$96,747,200 US Treasury
Note, 0.75%, due 1/31/28,
fair value $91,800,052)
(proceeds $90,017,750),
purchase date 12/31/25 3 .55% 1/2/26 90,000,000 90,000,000
Total Repurchase Agreements
(Cost $ 90,000,000 ) .................. 90,000,000
U.S. Government Agencies — 59 .5%
Fannie Mae ........... 3 .92% 1/7/26 6,725,000 6,720,674
Fannie Mae (Secured
Overnight Financing Rate
+ 0.135%) .......... 3 .84%
(1)
8/21/26 2,000,000 2,001,155
Fannie Mae (Secured
Overnight Financing Rate
+ 0.14%) .......... 3 .85%
(1)
12/11/26 3,840,000 3,842,243
Fannie Mae (Secured
Overnight Financing Rate
+ 0.14%) .......... 3 .85%
(1)
11/20/26 5,000,000 5,002,931
Fannie Mae (Secured
Overnight Financing Rate
+ 0.14%) .......... 3 .85%
(1)
9/11/26 3,761,000 3,761,954
Federal Farm Credit Banks
Funding Corp ........ 4 .13% 1/22/26 250,000 249,960
Federal Farm Credit Banks
Funding Corp (Prime Rate
- 2.98%) ........... 3 .77%
(1)
10/14/27 25,000,000 24,997,332
Federal Farm Credit Banks
Funding Corp (Prime Rate
- 3.035%) .......... 3 .72%
(1)
4/29/26 3,520,000 3,519,600
Federal Farm Credit Banks
Funding Corp (Prime Rate
- 3.04%) ........... 3 .71%
(1)
5/28/26 10,000,000 10,001,169
Federal Farm Credit Banks
Funding Corp (Prime Rate
- 3.04%) ........... 3 .71%
(1)
5/21/26 3,019,000 3,018,534
Federal Farm Credit Banks
Funding Corp (Prime Rate
- 3.06%) ........... 3 .69%
(1)
3/24/26 3,512,000 3,511,271
Federal Farm Credit Banks
Funding Corp (Prime Rate
- 3.07%) ........... 3 .68%
(1)
1/29/26 5,389,000 5,388,808
Federal Farm Credit Banks
Funding Corp (Prime Rate
- 3.10%) ........... 3 .65%
(1)
11/24/26 10,000,000 9,990,990
Federal Farm Credit Banks
Funding Corp (Secured
Overnight Financing Rate
+ 0.00%) .......... 3 .71%
(1)
3/19/26 25,000,000 24,999,329
Government Money Market Fund
Security
Description
Coupon/
Yield
Maturity/
Demand
Date
Principal
Amount ($)
or Shares
Fair
Value ($)
U.S. Government Agencies — continued
Federal Farm Credit Banks
Funding Corp (Secured
Overnight Financing Rate
+ 0.04%) .......... 3 .75%
(1)
6/4/26 5,000,000 5,000,000
Federal Farm Credit Banks
Funding Corp (Secured
Overnight Financing Rate
+ 0.04%) .......... 3 .75%
(1)
7/14/26 6,000,000 6,000,416
Federal Farm Credit Banks
Funding Corp (Secured
Overnight Financing Rate
+ 0.045%) .......... 3 .75%
(1)
10/2/26 5,000,000 5,000,093
Federal Farm Credit Banks
Funding Corp (Secured
Overnight Financing Rate
+ 0.05%) .......... 3 .76%
(1)
11/10/26 20,000,000 20,000,000
Federal Farm Credit Banks
Funding Corp (Secured
Overnight Financing Rate
+ 0.075%) .......... 3 .79%
(1)
4/2/27 10,000,000 9,999,256
Federal Farm Credit Banks
Funding Corp (Secured
Overnight Financing Rate
+ 0.08%) .......... 3 .79%
(1)
3/11/27 10,000,000 10,000,360
Federal Farm Credit Banks
Funding Corp (Secured
Overnight Financing Rate
+ 0.09%) .......... 3 .80%
(1)
5/14/26 5,000,000 5,000,045
Federal Farm Credit Banks
Funding Corp (Secured
Overnight Financing Rate
+ 0.095%) .......... 3 .80%
(1)
6/3/26 5,000,000 5,000,773
Federal Farm Credit Banks
Funding Corp (Secured
Overnight Financing Rate
+ 0.11%) .......... 3 .82%
(1)
11/19/27 5,000,000 5,000,000
Federal Farm Credit Banks
Funding Corp (Secured
Overnight Financing Rate
+ 0.14%) .......... 3 .85%
(1)
10/29/27 5,000,000 5,000,000
Federal Farm Credit Banks
Funding Corp (Secured
Overnight Financing Rate
+ 0.16%) .......... 3 .87%
(1)
11/13/26 8,885,000 8,890,848
Federal Farm Credit Banks
Funding Corp (Secured
Overnight Financing Rate
+ 0.25%) .......... 3 .95%
(1)
11/12/27 10,000,000 10,023,244
Federal Home Loan Banks . 4 .24% 2/9/26 1,750,000 1,743,455
Federal Home Loan Banks . 4 .15% 3/30/26 4,905,000 4,867,498
Federal Home Loan Banks . 3 .81% 8/13/26 10,620,000 10,438,755
Federal Home Loan Banks
(Secured Overnight
Financing Rate + 0.00%) 3 .71%
(1)
3/20/26 25,000,000 25,000,000

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2025
Government Money Market Fund
Security
Description
Coupon/
Yield
Maturity/
Demand
Date
Principal
Amount ($)
or Shares
Fair
Value ($)
U.S. Government Agencies — continued
Federal Home Loan Banks
(Secured Overnight
Financing Rate + 0.01%) 3 .72%
(1)
2/17/26 8,255,000 8,255,029
Federal Home Loan Banks
(Secured Overnight
Financing Rate + 0.02%) 3 .73%
(1)
5/26/26 50,000,000 50,000,000
Federal Home Loan Banks
(Secured Overnight
Financing Rate + 0.04%) 3 .75%
(1)
9/25/26 20,000,000 20,001,012
Federal Home Loan Banks
(Secured Overnight
Financing Rate + 0.085%) 3 .79%
(1)
1/2/26 2,030,000 2,030,004
Federal Home Loan Banks
(Secured Overnight
Financing Rate + 0.09%) 3 .80%
(1)
2/2/26 10,000,000 10,000,037
Federal Home Loan Banks
(Secured Overnight
Financing Rate + 0.09%) 3 .80%
(1)
1/26/26 3,069,000 3,069,181
Federal Home Loan Discount 3 .91% 8/5/26 9,400,000 9,187,372
Federal Home Loan Discount 3 .90% 1/23/26 15,000,000 14,964,846
Federal Home Loan Discount 3 .66% 2/25/26 27,500,000 27,349,170
Federal Home Loan Discount 3 .62% 1/21/26 32,160,000 32,096,395
Federal Home Loan Discount 3 .62% 1/28/26 25,000,000 24,933,344
Federal Home Loan Discount 3 .71% 1/30/26 20,000,000 19,941,194
Federal Home Loan Discount 4 .27% 2/24/26 7,000,000 6,956,110
Federal Home Loan Discount 3 .90% 1/9/26 25,000,000 24,978,639
Federal Home Loan
Mortgage Corp (Secured
Overnight Financing Rate
+ 0.10%) .......... 3 .81%
(1)
2/9/26 10,000,000 10,000,202
Freddie Mac .......... 3 .63% 2/27/26 75,000,000 74,577,844
Freddie Mac .......... 3 .81% 1/26/26 25,000,000 24,934,896
Freddie Mac (Secured
Overnight Financing Rate
+ 0.13%) .......... 3 .84%
(1)
9/2/27 10,000,000 10,000,000
Tennessee Valley Authority . 3 .70% 1/21/26 50,000,000 49,899,028
Total U.S. Government Agencies
(Cost $ 667,144,996 ) ................. 667,144,996
U.S. Treasury Bills — 18 .9%
United States Treasury Bill . 3 .98% 2/19/26 10,000,000 9,946,848
United States Treasury Bill . 3 .66% 1/13/26 45,000,000 44,945,925
United States Treasury Bill . 3 .58% 1/27/26 25,000,000 24,936,489
United States Treasury Bill . 3 .60% 2/5/26 25,000,000 24,914,087
United States Treasury Bill . 3 .67% 2/10/26 45,000,000 44,819,975
United States Treasury Bill . 3 .61% 2/24/26 22,500,000 22,380,395
United States Treasury Bill . 3 .86% 3/17/26 20,000,000 19,842,792
Government Money Market Fund
Security
Description
Coupon/
Yield
Maturity/
Demand
Date
Principal
Amount ($)
or Shares
Fair
Value ($)
U.S. Treasury Bills — continued
United States Treasury Bill . 3 .81% 5/14/26 20,000,000 19,726,537
Total U.S. Treasury Bills
(Cost $ 211,513,048 ) ................. 211,513,048
U.S. Treasury Notes — 5 .8%
United States Treasury
Floating Rate Note (U.S. 3
Month Treasury + 0.15%) 3 .75%
(1)
4/30/26 17,000,000 16,999,348
United States Treasury
Floating Rate Note (U.S.
3 Month Treasury +
0.245%) ........... 3 .85%
(1)
1/31/26 47,350,000 47,353,867
Total U.S. Treasury Notes
(Cost $ 64,353,215 ) .................. 64,353,215
Money Market Registered Investment Companies — 7 .9%
Federated Hermes Government Obligations Fund,
3.62%
(2)
......................... 29,946,607 29,946,607
Goldman Sachs Financial Square Government
Fund, 3.67%
(2)
..................... 58,774,603 58,774,603
Total Money Market Registered Investment
Companies
(Cost $ 88,721,210 ) .................. 88,721,210
Total Investments — 100 .1%
(Cost $ 1,121,732,469 ) ................ 1,121,732,469
Liabilities less Other Assets — ( 0 .1% ) ....... (1,040,462)
Total Net Assets — 100 .0% .............. 1,120,692,007

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2025
Government Money Market Fund
Security
Description
Principal
Amount ($)
or Shares
Fair
Value ($)
Trustee Deferred Compensation
(3)
Meeder Balanced Fund - Retail Class ........ 147 1,992
Meeder Conservative Allocation Fund - Retail
Class ........................... 44 1,060
Meeder Dynamic Allocation Fund - Retail Class . 369 5,417
Meeder Muirfield Fund - Retail Class ........ 528 5,280
Total Trustee Deferred Compensation
(Cost $ 12,143 ) ..................... 13,749
(1) Floating rate security. Interest rates reset periodically. The reference rate and spread are indicated in the description above. The rate shown represents the rate in effect at December 31, 2025. The maturity date shown reflects the earlier of the next demand date or stated maturity date.
(2) 7-day yield as of December 31, 2025. The Fund may invest a significant portion of its assets in shares of one or more investment companies, including money market mutual funds. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies.
(3) Assets of affiliates to the Government Money Market Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred
Compensation Plan.

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Statements of Assets and Liabilities
December 31, 2025
Muirfield Fund Spectrum Fund
Assets
Investments, at fair value (1)(2) ............................................................. $ 760,489,232 $ 239,551,253
Repurchase agreements, at fair value (1) ...................................................... — —
Investments in affiliates, at fair value (1) ...................................................... 332,451,306 7,633,235
Trustee deferred compensation investments, at fair value ........................................... 621,051 114,803
Deposits at broker for futures contracts (3) ..................................................... 16,899,557 2,998,719
Cash held at broker for collateral on securities sold short ........................................... — 50,362,904
Receivable for securities sold .............................................................. 13,463,139 4,909,121
Receivable for capital stock issued .......................................................... 1,376,936 149,858
Receivable from investment adviser ......................................................... — —
Interest and dividend receivable ............................................................ 1,273,490 137,455
Prepaid expenses/other assets ............................................................. 84,462 185,998
Total Assets .......................................................................... 1,126,659,173 306,043,346
Liabilities
Securities sold short at fair value (Proceeds Received $ 57,264,177 ) .................................... — 51,933,221
Payable for securities purchased ............................................................ 13,462,913 4,873,703
Payable for Trustee Deferred Compensation Plan ................................................. 621,051 114,803
Payable for capital stock redeemed ......................................................... 1,190,188 131,018
Dividends payable ..................................................................... — —
Dividend expense payable on short positions ................................................... — 86,313
Payable to investment adviser ............................................................. 565,888 146,476
Accrued distribution plan (12b-1) and shareholder service plan fees .................................... 124,322 27,373
Accrued transfer agent, fund accounting, CCO, and administration fees and expenses ........................ 125,056 47,305
Other accrued liabilities .................................................................. 70,221 43,946
Total Liabilities ........................................................................ 16,159,639 57,404,158
Net Assets .......................................................................... $ 1,110,499,534 $ 248,639,188
Net Assets
Capital ............................................................................. $ 910,795,868 $ 180,376,346
Distributable Earnings (Accumulated Deficit) .................................................... 199,703,666 68,262,842
Total Net Assets ....................................................................... $ 1,110,499,534 $ 248,639,188

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Global
Allocation Fund Balanced Fund
Moderate
Allocation Fund
Conservative
Allocation Fund
Dynamic
Allocation Fund
Sector Rotation
Fund
Tactical Income
Fund
Government
Money Market
Fund
$ 27,455,591 $ 399,737,386 $ 172,324,588 $ 147,943,695 $ 267,521,742 $ 26,323,187 $ 125,733,232 $ 1,031,732,469
— — — — — — — 90,000,000
10,950,323 34,131,235 15,835,228 13,253,361 198,222,593 14,114,134 5,875,121 —
184,914 381,980 88,529 151,946 414,171 115,042 136,756 13,749
823,000 3,807,072 900,764 517,523 10,687,925 752,202 — —
— — — — — — — —
165,184 4,789,188 1,382,225 467,361 4,530,590 83,741 — —
31,518 1,023,724 81,565 110,313 984,548 17,972 73,112 —
— — — — — — — 43,689
63,303 379,208 222,350 223,993 707,464 53,918 197,037 2,268,665
23,645 45,741 37,666 36,390 53,943 24,009 34,416 53,265
39,697,478 444,295,534 190,872,915 162,704,582 483,122,976 41,484,205 132,049,674 1,124,111,837
— — — — — — — —
164,889 4,790,405 1,383,953 467,097 4,535,829 — — —
184,914 381,980 88,529 151,946 414,171 115,042 136,756 13,749
8,968 123,124 126,209 51,645 1,092,411 59,280 56,746 —
— — — — — — — 3,188,443
— — — — — — — —
23,970 238,867 92,820 66,071 239,022 25,339 28,436 —
4,916 47,018 17,733 19,151 51,529 8,346 16,658 67,721
10,801 79,641 37,082 32,347 85,400 11,237 22,530 108,001
27,897 50,413 38,636 38,890 49,054 28,798 32,798 41,916
426,355 5,711,448 1,784,962 827,147 6,467,416 248,042 293,924 3,419,830
$ 39,271,123 $ 438,584,086 $ 189,087,953 $ 161,877,435 $ 476,655,560 $ 41,236,163 $ 131,755,750 $ 1,120,692,007
$ 35,809,485 $ 363,837,668 $ 164,600,658 $ 149,658,508 $ 407,935,680 $ 35,247,800 $ 140,103,689 $ 1,120,573,685
3,461,638 74,746,418 24,487,295 12,218,927 68,719,880 5,988,363 (8,347,939) 118,322
$ 39,271,123 $ 438,584,086 $ 189,087,953 $ 161,877,435 $ 476,655,560 $ 41,236,163 $ 131,755,750 $ 1,120,692,007

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Statements of Assets and Liabilities
December 31, 2025
Muirfield Fund Spectrum Fund
Net Asset Value Per Share
Retail Class
Net Assets ....................................................................... $ 87,816,119 $ 11,524,341
Shares Outstanding ................................................................. 8,780,065 761,734
Net Asset Value, Offering and Redemption Price Per Share ....................................... $ 10 .00 $ 15 .13
Adviser Class
Net Assets ....................................................................... $ 129,210,056 $ 41,026,547
Shares Outstanding ................................................................. 12,706,363 2,678,329
Net Asset Value, Offering and Redemption Price Per Share ....................................... $ 10 .17 $ 15 .32
Institutional Class
Net Assets ....................................................................... $ 893,473,359 $ 196,088,300
Shares Outstanding ................................................................. 87,675,649 12,762,434
Net Asset Value, Offering and Redemption Price Per Share ....................................... $ 10 .19 $ 15 .36
Class E
Net Assets ....................................................................... $ — $ —
Shares Outstanding ................................................................. — —
Net Asset Value, Offering and Redemption Price Per Share $ — $ —
Class F
Net Assets ....................................................................... $ — $ —
Shares Outstanding ................................................................. — —
Net Asset Value, Offering and Redemption Price Per Share $ — $ —
Class X
Net Assets ....................................................................... $ — $ —
Shares Outstanding ................................................................. — —
Net Asset Value, Offering and Redemption Price Per Share $ — $ —
Class Y
Net Assets ....................................................................... $ — $ —
Shares Outstanding ................................................................. — —
Net Asset Value, Offering and Redemption Price Per Share $ — $ —
(1) Investments and affiliated investments at cost (See Note #5) ....................................... $ 888,790,955 $ 185,903,973
(2) Fair value of securities loaned included in investments at fair value (See Note #2 Note #3, and Note #5) .......... $ — $ —
(3) Required margin held as collateral for futures contracts .......................................... $ 16,141,559 $ 2,590,001

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Global
Allocation Fund Balanced Fund
Moderate
Allocation Fund
Conservative
Allocation Fund
Dynamic
Allocation Fund
Sector Rotation
Fund
Tactical Income
Fund
Government
Money Market
Fund
$ 3,744,198 $ 20,913,520 $ 5,359,501 $ 11,396,025 $ 36,582,788 $ 13,753,447 $ 12,914,429 $ —
330,450 1,543,432 413,062 472,776 2,492,419 364,094 1,341,262 —
$ 11 .33 $ 13 .55 $ 12 .98 $ 24 .10 $ 14 .68 $ 37 .77 $ 9 .63 $ —
$ 4,617,210 $ 73,539,117 $ 32,260,449 $ 21,453,863 $ 32,066,793 $ 4,500,025 $ 17,673,191 $ —
399,974 5,370,893 2,480,520 880,970 2,154,780 117,710 1,835,849 —
$ 11 .54 $ 13 .69 $ 13 .01 $ 24 .35 $ 14 .88 $ 38 .23 $ 9 .63 $ —
$ 30,909,715 $ 344,131,449 $ 151,468,003 $ 129,027,547 $ 408,005,979 $ 22,982,691 $ 101,168,130 $ —
2,704,747 25,072,406 11,626,218 5,280,813 27,456,512 602,544 10,514,343 —
$ 11 .43 $ 13 .73 $ 13 .03 $ 24 .43 $ 14 .86 $ 38 .14 $ 9 .62 $ —
$ — $ — $ — $ — $ — $ — $ — $ 43,750,949
— — — — — — — 43,750,949
$ — $ — $ — $ — $ — $ — $ — $ 1 .0000
$ — $ — $ — $ — $ — $ — $ — $ 632,466,540
— — — — — — — 632,466,540
$ — $ — $ — $ — $ — $ — $ — $ 1 .0000
$ — $ — $ — $ — $ — $ — $ — $ 56,411,206
— — — — — — — 56,411,206
$ — $ — $ — $ — $ — $ — $ — $ 1 .0000
$ — $ — $ — $ — $ — $ — $ — $ 388,063,312
— — — — — — — 388,063,312
$ — $ — $ — $ — $ — $ — $ — $ 1 .0000
$ 34,691,358 $ 355,319,798 $ 163,666,683 $ 148,309,194 $ 398,271,506 $ 35,151,146 $ 130,216,465 $ 1,121,732,469
$ — $ — $ — $ — $ — $ — $ — $ —
$ 755,216 $ 3,276,505 $ 688,844 $ 413,841 $ 10,218,500 $ 690,461 $ — $ —

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Statements of Operations
For the Year Ended December 31, 2025
Muirfield Fund Spectrum Fund
Investment Income
Interest ............................................................................ $ 603,783 $ 1,828,686
Income from affiliates ................................................................... 12,356,879 292,054
Dividends .......................................................................... 7,495,724 3,027,389
Total Investment Income ................................................................. 20,456,386 5,148,129
Fund Expenses
Investment advisory fees ................................................................. 6,293,886 1,689,900
Transfer agent fees and expenses - Retail Class ................................................. 53,170 6,238
Transfer agent fees and expenses - Adviser Class ................................................ 94,046 51,290
Transfer agent fees and expenses - Institutional Class ............................................. 630,755 230,939
Transfer agent fees and expenses - Class E .................................................... — —
Transfer agent fees and expenses - Class F .................................................... — —
Transfer agent fees and expenses - Class X .................................................... — —
Transfer agent fees and expenses - Class Y .................................................... — —
Fund accounting fees ................................................................... 137,315 60,165
Administration fees .................................................................... 560,944 195,322
Trustee fees ......................................................................... 37,184 8,754
Audit fees ........................................................................... 18,569 18,569
Legal fees ........................................................................... 10,854 10,854
Custody fees ......................................................................... 98,658 23,715
Printing expenses ...................................................................... 22,681 10,377
Distribution plan (12b-1) fees - Retail Class (1) ................................................... 137,020 12,452
Shareholder service plan fees - Class Y ....................................................... — —
Shareholder service plan fees - Retail Class .................................................... 94,525 8,888
Shareholder service plan fees - Adviser Class ................................................... 121,637 41,216
Shareholder service plan fees - Institutional Class ................................................ 761,844 168,634
Postage expenses ..................................................................... 31,912 15,200
Registration fees ...................................................................... 105,004 52,740
Insurance expenses .................................................................... 60,296 14,340
Chief Compliance Officer fees ............................................................. 9,300 9,300
Dividend expense on securities sold short ..................................................... — 922,224
Other expenses ....................................................................... 62,986 108,706
Total Expenses Before Reductions ........................................................... 9,342,586 3,659,823
Expenses voluntarily reimbursed/waived by investment adviser (See Note #5) ............................. — —
Expenses contractually reimbursed/waived by investment adviser (See Note #5) ............................ — —
Transfer agent expenses voluntarily waived (See Note #5) ........................................... — —
Net Expenses ........................................................................ 9,342,586 3,659,823
Net Investment Income (Loss) ............................................................. 11,113,800 1,488,306
Realized and Unrealized Gain (Loss) from Investments – –
Net realized gains from unaffiliated investments ................................................. 20,303,989 8,262,434
Net realized losses from closed short positions .................................................. — (2,348,361)
Net realized gains from futures contracts ...................................................... 16,970,177 2,891,184
Distributions of long-term capital gains by other investment companies .................................. — —
Net Realized Gains from Investment Transactions, Futures Contracts, and Distributions of Long-term Capital Gains by Other
Investment Companies ................................................................ 37,274,166 8,805,257
Net change in unrealized appreciation (depreciation) of unaffiliated investments ............................ 86,531,374 20,994,113
Net change in unrealized appreciation (depreciation) of short positions .................................. — 2,328,487
Net change in unrealized appreciation (depreciation) of futures contracts ................................. 13,954,516 2,636,173
Net Change in Unrealized Appreciation (Depreciation) of Investment Transactions and Futures Contracts ............ 100,485,890 25,958,773
Net Realized and Unrealized Gain (Loss) from Investments .......................................... 137,760,056 34,764,030
Net Change in Net Assets Resulting from Operations .............................................. $ 148,873,856 $ 36,252,336
(1) Only the Retail Class of shares has adopted a Rule 12b-1 Plan. See #5 of the Notes to Financial Statements.

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Global
Allocation Fund Balanced Fund
Moderate
Allocation Fund
Conservative
Allocation Fund
Dynamic
Allocation Fund
Sector Rotation
Fund
Tactical Income
Fund
Government
Money Market
Fund
$ 44,481 $ 131,762 $ 41,793 $ 26,307 $ 358,920 $ 34,093 $ — $ 31,372,672
741,725 2,128,129 998,269 802,041 6,381,174 535,388 824,561 —
365,745 8,237,941 4,960,869 5,333,183 3,287,040 331,210 6,105,796 —
1,151,951 10,497,832 6,000,931 6,161,531 10,027,134 900,691 6,930,357 31,372,672
284,941 2,811,607 1,106,861 788,486 2,753,470 286,493 436,620 2,005,811
4,432 13,548 3,208 10,966 32,937 17,387 8,015 —
4,094 94,695 41,770 29,749 38,150 5,877 12,428 —
43,386 408,579 185,867 157,410 433,845 28,902 82,238 —
— — — — — — — 21,022
— — — — — — — 312,165
— — — — — — — 20,660
— — — — — — — 127,291
36,599 78,860 55,448 52,770 77,891 36,640 48,831 111,233
37,992 344,881 157,581 136,158 337,129 38,199 104,648 482,697
1,580 15,646 7,034 6,082 15,221 1,584 4,595 692
18,569 18,569 18,534 17,040 18,569 18,569 16,564 16,153
10,854 10,854 10,854 10,854 10,854 10,854 10,854 10,854
3,960 41,732 18,633 16,116 39,919 3,958 12,080 52,181
1,291 13,537 7,439 7,366 13,236 1,524 4,581 —
8,105 27,347 6,374 21,792 66,633 25,463 23,042 —
— — — — — — — 67,721
5,600 14,398 3,203 9,158 45,801 5,159 11,047 —
2,978 76,651 33,390 23,746 31,002 4,325 14,821 —
11,709 303,953 134,846 114,763 291,777 10,519 87,424 —
2,875 19,211 15,254 10,752 19,806 2,417 7,239 2,065
56,849 63,579 50,096 53,347 75,603 50,419 49,283 27,439
2,408 26,114 11,568 9,137 24,043 2,399 5,604 36,244
9,300 9,300 9,300 9,300 9,300 9,300 9,300 9,300
— — — — — — — —
29,554 42,841 34,708 33,498 42,035 29,587 31,768 77,008
577,076 4,435,902 1,911,968 1,518,490 4,377,221 589,575 980,982 3,380,536
— — — — (200,000) — (110,000) (78,840)
— — — — — — — (2,058,097)
— — — — — — — (26,985)
577,076 4,435,902 1,911,968 1,518,490 4,177,221 589,575 870,982 1,216,614
574,875 6,061,930 4,088,963 4,643,041 5,849,913 311,116 6,059,375 30,156,058
– – – – – – – –
2,001,776 7,805,988 2,614,449 1,804,875 5,949,125 1,056,316 1,615,725 —
— — — — — — — —
2,671,291 1,297,733 1,086,387 978,935 21,582,940 2,007,812 — —
191 5,247 4,847 5,262 989 102 44,386 —
4,673,258 9,108,968 3,705,683 2,789,072 27,533,054 3,064,230 1,660,111 —
815,836 32,058,647 10,088,589 5,535,643 28,250,742 2,826,002 846,688 —
— — — — — — — —
609,850 2,879,899 1,073,159 525,954 5,927,757 600,998 — —
1,425,686 34,938,546 11,161,748 6,061,597 34,178,499 3,427,000 846,688 —
6,098,944 44,047,514 14,867,431 8,850,669 61,711,553 6,491,230 2,506,799 —
$ 6,673,819 $ 50,109,444 $ 18,956,394 $ 13,493,710 $ 67,561,466 $ 6,802,346 $ 8,566,174 $ 30,156,058

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Statements of Changes in Net Assets
For the Years Ended December 31,
Muirfield Fund
2025 2024
Operations
Net investment income (loss) .............................................................. $ 11,113,800 $ 11,870,641
Net realized gains (losses) from investment transactions, futures contracts, and distributions of long-term capital gains by other investment companies ....................................................... 37,274,166 103,326,222
Net change in unrealized appreciation (depreciation) of investment transactions and futures contracts ............. 100,485,890 14,274,721
Net change in net assets resulting from operations ............................................... 148,873,856 129,471,584
Distributions to Shareholders
Retail Class ........................................................................ (4,621,043) (8,689,560)
Adviser Class ....................................................................... (7,091,445) (17,128,039)
Institutional Class .................................................................... (48,917,143) (110,467,013)
Change in net assets resulting from distributions ................................................. (60,629,631) (136,284,612)
Capital Transactions:
Issued ............................................................................. 257,706,266 237,596,638
Reinvested .......................................................................... 60,517,332 135,919,568
Redeemed .......................................................................... (227,117,828) (184,018,220)
Net change in net assets resulting from capital transactions ......................................... 91,105,770 189,497,986
Total Change in Net Assets ................................................................ 179,349,995 182,684,958
Net Assets - Beginning of Year ............................................................. 931,149,539 748,464,581
Net Assets - End of Year ................................................................. $ 1,110,499,534 $ 931,149,539
Share Transactions:
Issued ............................................................................. 26,606,783 23,095,599
Reinvested .......................................................................... 5,939,707 13,924,125
Redeemed .......................................................................... (23,391,404) (18,182,376)
Net change in shares ................................................................... 9,155,086 18,837,348

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Spectrum Fund Global Allocation Fund Balanced Fund Moderate Allocation Fund
2025 2024 2025 2024 2025 2024 2025 2024
$ 1,488,306 $ 2,267,875 $ 574,875 $ 766,288 $ 6,061,930 $ 6,909,369 $ 4,088,963 $ 4,310,099
8,805,257 13,191,783 4,673,258 2,947,665 9,108,968 35,082,111 3,705,683 11,129,293
25,958,773 19,837,603 1,425,686 (559,693) 34,938,546 1,994,870 11,161,748 160,971
36,252,336 35,297,261 6,673,819 3,154,260 50,109,444 43,986,350 18,956,394 15,600,363
(461,300) (166,365) (468,275) (368,308) (617,834) (1,132,239) (149,880) (55,642)
(1,853,846) (3,633,950) (583,344) (392,024) (2,867,189) (9,734,512) (1,370,446) (2,264,615)
(8,793,424) (15,492,271) (4,059,297) (3,867,549) (12,951,683) (40,165,781) (6,207,278) (9,416,344)
(11,108,570) (19,292,586) (5,110,916) (4,627,881) (16,436,706) (51,032,532) (7,727,604) (11,736,601)
44,392,350 34,637,852 10,824,080 11,158,994 83,221,941 76,111,934 33,546,699 31,542,455
11,108,348 19,292,520 5,110,914 4,627,876 16,434,663 51,025,136 7,721,588 11,724,091
(55,036,025) (38,295,177) (15,353,356) (10,298,558) (100,949,936) (78,257,457) (42,698,625) (33,865,063)
464,673 15,635,195 581,638 5,488,312 (1,293,332) 48,879,613 (1,430,338) 9,401,483
25,608,439 31,639,870 2,144,541 4,014,691 32,379,406 41,833,431 9,798,452 13,265,245
223,030,751 191,390,881 37,126,582 33,111,891 406,204,680 364,371,249 179,289,501 166,024,256
$ 248,639,188 $ 223,030,751 $ 39,271,123 $ 37,126,582 $ 438,584,086 $ 406,204,680 $ 189,087,953 $ 179,289,501
3,118,066 2,458,084 942,853 943,751 6,384,681 5,537,613 2,674,080 2,498,467
722,987 1,347,930 442,131 400,677 1,208,621 3,866,630 598,596 926,812
(3,815,098) (2,735,320) (1,327,025) (873,605) (7,718,888) (5,715,979) (3,382,366) (2,695,366)
25,955 1,070,694 57,959 470,823 (125,586) 3,688,264 (109,690) 729,913

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Statements of Changes in Net Assets
For the Years Ended December 31,
Conservative Allocation Fund
2025 2024
Operations
Net investment income (loss) .............................................................. $ 4,643,041 $ 4,092,863
Net realized gains (losses) from investment transactions, futures contracts, and distributions of long-term capital gains by other investment companies ....................................................... 2,789,072 4,909,003
Net change in unrealized appreciation (depreciation) of investment transactions and futures contracts ............. 6,061,597 (335,426)
Net change in net assets resulting from operations ............................................... 13,493,710 8,666,440
Distributions to Shareholders
Retail Class ........................................................................ (366,698) (165,820)
Adviser Class ....................................................................... (941,346) (712,255)
Institutional Class .................................................................... (5,179,088) (3,180,257)
Class E ........................................................................... – –
Class F ........................................................................... – –
Class X ........................................................................... – –
Class Y ........................................................................... – –
Change in net assets resulting from distributions ................................................. (6,487,132) (4,058,332)
Capital Transactions:
Issued ............................................................................. 42,875,337 38,548,712
Reinvested .......................................................................... 6,483,676 4,055,447
Redeemed .......................................................................... (39,311,375) (30,706,512)
Net change in net assets resulting from capital transactions ......................................... 10,047,638 11,897,647
Total Change in Net Assets ................................................................ 17,054,216 16,505,755
Net Assets - Beginning of Year ............................................................. 144,823,219 128,317,464
Net Assets - End of Year ................................................................. $ 161,877,435 $ 144,823,219
Share Transactions:
Issued ............................................................................. 1,808,828 1,653,281
Reinvested .......................................................................... 268,041 173,072
Redeemed .......................................................................... (1,643,191) (1,323,096)
Net change in shares ................................................................... 433,678 503,257

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Dynamic Allocation Fund Sector Rotation Fund Tactical Income Fund Government Money Market Fund
2025 2024 2025 2024 2025 2024 2025 2024
$ 5,849,913 $ 5,600,538 $ 311,116 $ 461,942 $ 6,059,375 $ 3,915,690 $ 30,156,058 $ 28,403,701
27,533,054 35,925,132 3,064,230 5,786,357 1,660,111 2,316,371 – 2,126
34,178,499 511,712 3,427,000 (1,959,039) 846,688 (1,142,616) 0 (119,605)
67,561,466 42,037,382 6,802,346 4,289,260 8,566,174 5,089,445 30,156,058 28,286,222
(2,384,885) (2,845,009) (1,088,990) (2,146,249) (454,405) (170,942) – –
(2,376,149) (4,064,098) (359,747) (740,265) (733,207) (523,233) – –
(29,711,836) (43,081,099) (1,850,280) (3,488,778) (4,815,734) (3,194,991) – –
– – – – – – (1,683,551) (19,065,465)
– – – – – – (25,062,116) (9,228,686)
– – – – – – (411,206) –
– – – – – – (2,999,185) –
(34,472,870) (49,990,206) (3,299,017) (6,375,292) (6,003,346) (3,889,166) (30,156,058) (28,294,151)
130,934,394 119,853,201 5,907,546 4,778,730 56,338,847 46,667,021 1,757,316,142 1,252,579,609
34,432,171 49,908,184 3,288,420 6,319,095 6,000,750 3,886,436 2,077,121 2,024,925
(89,245,785) (70,586,526) (7,966,115) (7,548,207) (35,543,320) (19,458,039) (1,301,216,293) (1,229,832,279)
76,120,780 99,174,859 1,229,851 3,549,618 26,796,277 31,095,418 458,176,970 24,772,255
109,209,376 91,222,035 4,733,180 1,463,586 29,359,105 32,295,697 458,176,970 24,764,326
367,446,184 276,224,149 36,502,983 35,039,397 102,396,645 70,100,948 662,515,037 637,750,711
$ 476,655,560 $ 367,446,184 $ 41,236,163 $ 36,502,983 $ 131,755,750 $ 102,396,645 $ 1,120,692,007 $ 662,515,037
9,004,549 7,989,624 160,351 123,738 5,911,506 4,963,177 1,757,316,142 1,252,705,139
2,304,227 3,492,561 85,818 174,934 629,261 416,148 2,077,121 2,024,709
(6,172,275) (4,703,899) (216,420) (193,563) (3,736,748) (2,086,524) (1,301,216,293) (1,229,750,912)
5,136,501 6,778,286 29,749 105,109 2,804,019 3,292,801 458,176,970 24,978,936

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Financial Highlights
For the Years Ended December 31,
[?]
See footnotes on pages 64 and 65 .
Income from Investment Operations Less Distributions
Net Asset
Value,
Beginning of
Period
Net
Investment
Income
(Loss) (1)
Net gains (losses)
on securities and
futures (both realized
and unrealized)
Total from
Investment
Operations
From Net
Investment
Income
From Net
Capital Gains
From Return
of Capital
Total
Distributions
Muirfield Fund - Retail Class (4) (5) (6) (7)
2025 ..................... $ 9 .16 0 .08 1 .31 1 .39 ( 0 .08 ) ( 0 .47 ) 0 .00 ( 0 .55 )
2024 ..................... $ 9 .09 0 .12 1 .47 1 .59 ( 0 .11 ) ( 1 .41 ) 0 .00 ( 1 .52 )
2023 ..................... $ 8 .24 0 .14 0 .97 1 .11 ( 0 .14 ) ( 0 .12 ) 0 .00 ( 0 .26 )
2022 ..................... $ 9 .53 0 .03 ( 1 .09 ) ( 1 .06 ) ( 0 .06 ) ( 0 .17 ) 0 .00 ( 0 .23 )
2021 ..................... $ 8 .20 ( 0 .01 ) 1 .66 1 .65 ( 0 .07 ) ( 0 .25 ) 0 .00 ( 0 .32 )
Muirfield Fund - Adviser Class (4) (5) (6) (7)
2025 ..................... $ 9 .31 0 .11 1 .33 1 .44 ( 0 .11 ) ( 0 .47 ) 0 .00 ( 0 .58 )
2024 ..................... $ 9 .22 0 .15 1 .49 1 .64 ( 0 .14 ) ( 1 .41 ) 0 .00 ( 1 .55 )
2023 ..................... $ 8 .36 0 .17 0 .98 1 .15 ( 0 .17 ) ( 0 .12 ) 0 .00 ( 0 .29 )
2022 ..................... $ 9 .63 0 .06 ( 1 .10 ) ( 1 .04 ) ( 0 .06 ) ( 0 .17 ) 0 .00 ( 0 .23 )
2021 ..................... $ 8 .26 0 .03 1 .67 1 .70 ( 0 .08 ) ( 0 .25 ) 0 .00 ( 0 .33 )
Muirfield Fund - Institutional Class (4) (5) (6) (7)
2025 ..................... $ 9 .32 0 .11 1 .34 1 .45 ( 0 .11 ) ( 0 .47 ) 0 .00 ( 0 .58 )
2024 ..................... $ 9 .23 0 .14 1 .49 1 .63 ( 0 .13 ) ( 1 .41 ) 0 .00 ( 1 .54 )
2023 ..................... $ 8 .37 0 .16 0 .98 1 .14 ( 0 .16 ) ( 0 .12 ) 0 .00 ( 0 .28 )
2022 ..................... $ 9 .65 0 .06 ( 1 .11 ) ( 1 .05 ) ( 0 .06 ) ( 0 .17 ) 0 .00 ( 0 .23 )
2021 ..................... $ 8 .28 0 .03 1 .66 1 .69 ( 0 .07 ) ( 0 .25 ) 0 .00 ( 0 .32 )
Spectrum Fund - Retail Class (4) (5) (6) (7)
2025 ................. (8) $ 13 .59 0 .05 2 .14 2 .19 ( 0 .05 ) ( 0 .60 ) 0 .00 ( 0 .65 )
2024 ..................... $ 12 .51 0 .10 2 .21 2 .31 ( 0 .10 ) ( 1 .13 ) 0 .00 ( 1 .23 )
2023 ..................... $ 11 .95 0 .18 1 .43 1 .61 ( 0 .17 ) ( 0 .88 ) 0 .00 ( 1 .05 )
2022 ..................... $ 13 .88 0 .01 ( 1 .61 ) ( 1 .60 ) ( 0 .09 ) ( 0 .24 ) 0 .00 ( 0 .33 )
2021 ..................... $ 12 .15 ( 0 .06 ) 2 .56 2 .50 ( 0 .03 ) ( 0 .74 ) 0 .00 ( 0 .77 )
Spectrum Fund - Adviser Class (4) (5) (6) (7)
2025 ................. (8) $ 13 .76 0 .09 2 .18 2 .27 ( 0 .11 ) ( 0 .60 ) 0 .00 ( 0 .71 )
2024 ..................... $ 12 .64 0 .16 2 .25 2 .41 ( 0 .16 ) ( 1 .13 ) 0 .00 ( 1 .29 )
2023 ..................... $ 12 .08 0 .24 1 .44 1 .68 ( 0 .24 ) ( 0 .88 ) 0 .00 ( 1 .12 )
2022 ..................... $ 13 .96 0 .07 ( 1 .62 ) ( 1 .55 ) ( 0 .09 ) ( 0 .24 ) 0 .00 ( 0 .33 )
2021 ..................... $ 12 .17 0 .02 2 .54 2 .56 ( 0 .03 ) ( 0 .74 ) 0 .00 ( 0 .77 )
Spectrum Fund - Institutional Class (4) (5) (6) (7)
2025 ................. (8) $ 13 .80 0 .09 2 .18 2 .27 ( 0 .11 ) ( 0 .60 ) 0 .00 ( 0 .71 )
2024 ..................... $ 12 .68 0 .15 2 .25 2 .40 ( 0 .15 ) ( 1 .13 ) 0 .00 ( 1 .28 )
2023 ..................... $ 12 .11 0 .23 1 .45 1 .68 ( 0 .23 ) ( 0 .88 ) 0 .00 ( 1 .11 )
2022 ..................... $ 14 .01 0 .06 ( 1 .62 ) ( 1 .56 ) ( 0 .10 ) ( 0 .24 ) 0 .00 ( 0 .34 )
2021 ..................... $ 12 .22 0 .01 2 .55 2 .56 ( 0 .03 ) ( 0 .74 ) 0 .00 ( 0 .77 )

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Ratios/Supplemental Data
Net Asset Value,
End of Period
Total Return
(Assumes
Reinvestment of
Distributions)
Net Assets, End of
Period ($000)
Ratio of Net
Investment Income
(Loss) to Average
Net Assets
Ratio of Expenses
to Average Net
Assets After Fee
Reductions (2)
Ratio of Expenses
to Average Net
Assets Before Fee
Reductions (3)
Portfolio Turnover
Rate
$ 10 .00 15 .26% $ 87,816 0 .88% 1 .16% 1 .16% 307%
$ 9 .16 16 .90% $ 59,486 1 .16% 1 .14% 1 .14% 312%
$ 9 .09 13 .55% $ 42,667 1 .60% 1 .18% 1 .18% 316%
$ 8 .24 ( 11 .19% ) $ 38,206 0 .37% 1 .20% 1 .20% 267%
$ 9 .53 20 .20% $ 43,353 ( 0 .06 ) % 1 .21% 1 .21% 197%
$ 10 .17 15 .54% $ 129,210 1 .12% 0 .92% 0 .92% 307%
$ 9 .31 17 .28% $ 115,594 1 .45% 0 .85% 0 .85% 312%
$ 9 .22 13 .84% $ 102,117 1 .91% 0 .87% 0 .87% 316%
$ 8 .36 ( 10 .85% ) $ 94,282 0 .71% 0 .87% 0 .87% 267%
$ 9 .63 20 .61% $ 104,300 0 .33% 0 .90% 0 .90% 197%
$ 10 .19 15 .63% $ 893,473 1 .12% 0 .91% 0 .91% 307%
$ 9 .32 17 .13% $ 756,070 1 .37% 0 .93% 0 .93% 312%
$ 9 .23 13 .70% $ 603,681 1 .84% 0 .94% 0 .95% 316%
$ 8 .37 ( 10 .93% ) $ 503,589 0 .63% 0 .94% 0 .95% 267%
$ 9 .65 20 .55% $ 572,819 0 .27% 0 .94% 0 .95% 197%
$ 15 .13 16 .13% $ 11,524 0 .32% 1 .98% 1 .98% 240%
$ 13 .59 18 .21% $ 1,973 0 .70% 1 .85% 1 .85% 260%
$ 12 .51 13 .66% $ 1,789 1 .43% 1 .53% 1 .53% 334%
$ 11 .95 ( 11 .52% ) $ 1,715 0 .08% 1 .52% 1 .52% 289%
$ 13 .88 20 .58% $ 2,526 ( 0 .43 ) % 1 .49% 1 .49% 200%
$ 15 .32 16 .50% $ 41,027 0 .64% 1 .58% 1 .58% 240%
$ 13 .76 18 .82% $ 40,573 1 .14% 1 .41% 1 .41% 260%
$ 12 .64 14 .07% $ 36,059 1 .88% 1 .08% 1 .08% 334%
$ 12 .08 ( 11 .08% ) $ 33,536 0 .56% 1 .08% 1 .08% 289%
$ 13 .96 21 .07% $ 38,190 0 .11% 1 .09% 1 .09% 200%
$ 15 .36 16 .47% $ 196,088 0 .65% 1 .57% 1 .57% 240%
$ 13 .80 18 .66% $ 180,485 1 .06% 1 .49% 1 .49% 260%
$ 12 .68 14 .06% $ 153,543 1 .80% 1 .16% 1 .16% 334%
$ 12 .11 ( 11 .19% ) $ 148,907 0 .49% 1 .15% 1 .15% 289%
$ 14 .01 20 .98% $ 170,388 0 .05% 1 .13% 1 .13% 200%

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Financial Highlights
For the Years Ended December 31,
[?]
See footnotes on pages 64 and 65 .
Income from Investment Operations Less Distributions
Net Asset
Value,
Beginning of
Period
Net
Investment
Income
(Loss) (1)
Net gains (losses)
on securities and
futures (both realized
and unrealized)
Total from
Investment
Operations
From Net
Investment
Income
From Net
Capital Gains
From Return
of Capital
Total
Distributions
Global Allocation Fund - Retail Class (4) (5) (6) (7)
2025 ..................... $ 10 .91 0 .14 1 .91 2 .05 ( 0 .13 ) ( 1 .50 ) 0 .00 ( 1 .63 )
2024 ..................... $ 11 .32 0 .21 0 .86 1 .07 ( 0 .21 ) ( 1 .27 ) 0 .00 ( 1 .48 )
2023 ..................... $ 9 .98 0 .19 1 .34 1 .53 ( 0 .19 ) 0 .00 0 .00 ( 0 .19 )
2022 ..................... $ 11 .55 ( 0 .02 ) ( 1 .47 ) ( 1 .49 ) ( 0 .03 ) ( 0 .05 ) 0 .00 ( 0 .08 )
2021 ..................... $ 11 .40 ( 0 .08 ) 1 .52 1 .44 0 .00 ( 1 .29 ) 0 .00 ( 1 .29 )
Global Allocation Fund - Adviser Class (4) (5) (6) (7)
2025 ..................... $ 11 .02 0 .18 2 .00 2 .18 ( 0 .16 ) ( 1 .50 ) 0 .00 ( 1 .66 )
2024 ..................... $ 11 .42 0 .27 0 .85 1 .12 ( 0 .25 ) ( 1 .27 ) 0 .00 ( 1 .52 )
2023 ..................... $ 10 .08 0 .23 1 .35 1 .58 ( 0 .24 ) 0 .00 0 .00 ( 0 .24 )
2022 ..................... $ 11 .61 0 .03 ( 1 .48 ) ( 1 .45 ) ( 0 .03 ) ( 0 .05 ) 0 .00 ( 0 .08 )
2021 ..................... $ 11 .42 ( 0 .02 ) 1 .50 1 .48 0 .00 ( 1 .29 ) 0 .00 ( 1 .29 )
Global Allocation Fund - Institutional Class (4) (5) (6) (7)
2025 ..................... $ 11 .00 0 .18 1 .93 2 .11 ( 0 .18 ) ( 1 .50 ) 0 .00 ( 1 .68 )
2024 ..................... $ 11 .40 0 .26 0 .86 1 .12 ( 0 .25 ) ( 1 .27 ) 0 .00 ( 1 .52 )
2023 ..................... $ 10 .05 0 .23 1 .36 1 .59 ( 0 .24 ) 0 .00 0 .00 ( 0 .24 )
2022 ..................... $ 11 .58 0 .03 ( 1 .48 ) ( 1 .45 ) ( 0 .03 ) ( 0 .05 ) 0 .00 ( 0 .08 )
2021 ..................... $ 11 .38 ( 0 .02 ) 1 .51 1 .49 0 .00 ( 1 .29 ) 0 .00 ( 1 .29 )
Balanced Fund - Retail Class (4) (5) (6) (7)
2025 ..................... $ 12 .49 0 .15 1 .39 1 .54 ( 0 .13 ) ( 0 .35 ) 0 .00 ( 0 .48 )
2024 ..................... $ 12 .68 0 .20 1 .34 1 .54 ( 0 .19 ) ( 1 .54 ) 0 .00 ( 1 .73 )
2023 ..................... $ 11 .50 0 .21 1 .17 1 .38 ( 0 .20 ) 0 .00 0 .00 ( 0 .20 )
2022 ..................... $ 13 .42 0 .06 ( 1 .55 ) ( 1 .49 ) ( 0 .23 ) ( 0 .20 ) 0 .00 ( 0 .43 )
2021 ..................... $ 12 .82 ( 0 .01 ) 1 .71 1 .70 ( 0 .16 ) ( 0 .94 ) 0 .00 ( 1 .10 )
Balanced Fund - Adviser Class (4) (5) (6) (7)
2025 ..................... $ 12 .63 0 .19 1 .40 1 .59 ( 0 .18 ) ( 0 .35 ) 0 .00 ( 0 .53 )
2024 ..................... $ 12 .80 0 .25 1 .37 1 .62 ( 0 .25 ) ( 1 .54 ) 0 .00 ( 1 .79 )
2023 ..................... $ 11 .62 0 .26 1 .18 1 .44 ( 0 .26 ) 0 .00 0 .00 ( 0 .26 )
2022 ..................... $ 13 .53 0 .11 ( 1 .57 ) ( 1 .46 ) ( 0 .25 ) ( 0 .20 ) 0 .00 ( 0 .45 )
2021 ..................... $ 12 .92 0 .11 1 .66 1 .77 ( 0 .22 ) ( 0 .94 ) 0 .00 ( 1 .16 )
Balanced Fund - Institutional Class (4) (5) (6) (7)
2025 ..................... $ 12 .66 0 .19 1 .41 1 .60 ( 0 .18 ) ( 0 .35 ) 0 .00 ( 0 .53 )
2024 ..................... $ 12 .83 0 .24 1 .36 1 .60 ( 0 .23 ) ( 1 .54 ) 0 .00 ( 1 .77 )
2023 ..................... $ 11 .64 0 .25 1 .20 1 .45 ( 0 .26 ) 0 .00 0 .00 ( 0 .26 )
2022 ..................... $ 13 .56 0 .11 ( 1 .58 ) ( 1 .47 ) ( 0 .25 ) ( 0 .20 ) 0 .00 ( 0 .45 )
2021 ..................... $ 12 .94 0 .10 1 .67 1 .77 ( 0 .21 ) ( 0 .94 ) 0 .00 ( 1 .15 )

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Ratios/Supplemental Data
Net Asset Value,
End of Period
Total Return
(Assumes
Reinvestment of
Distributions)
Net Assets, End of
Period ($000)
Ratio of Net
Investment Income
(Loss) to Average
Net Assets
Ratio of Expenses
to Average Net
Assets After Fee
Reductions (2)
Ratio of Expenses
to Average Net
Assets Before Fee
Reductions (3)
Portfolio Turnover
Rate
$ 11 .33 18 .77% $ 3,744 1 .17% 1 .87% 1 .87% 233%
$ 10 .91 9 .02% $ 2,904 1 .75% 1 .86% 1 .86% 214%
$ 11 .32 15 .37% $ 2,880 1 .79% 1 .89% 1 .89% 262%
$ 9 .98 ( 12 .94% ) $ 2,399 ( 0 .18 ) % 1 .81% 1 .81% 243%
$ 11 .55 12 .58% $ 3,567 ( 0 .63 ) % 1 .72% 1 .72% 173%
$ 11 .54 19 .79% $ 4,617 1 .49% 1 .54% 1 .54% 233%
$ 11 .02 9 .42% $ 308 2 .17% 1 .44% 1 .44% 214%
$ 11 .42 15 .82% $ 3,838 2 .15% 1 .47% 1 .47% 262%
$ 10 .08 ( 12 .52% ) $ 4,088 0 .28% 1 .37% 1 .37% 243%
$ 11 .61 12 .90% $ 5,099 ( 0 .14 ) % 1 .31% 1 .31% 173%
$ 11 .43 19 .21% $ 30,910 1 .55% 1 .48% 1 .48% 233%
$ 11 .00 9 .44% $ 33,915 2 .15% 1 .46% 1 .46% 214%
$ 11 .40 15 .87% $ 26,394 2 .17% 1 .49% 1 .49% 262%
$ 10 .05 ( 12 .56% ) $ 25,175 0 .25% 1 .37% 1 .37% 243%
$ 11 .58 13 .05% $ 36,590 ( 0 .16 ) % 1 .30% 1 .30% 173%
$ 13 .55 12 .35% $ 20,914 1 .17% 1 .34% 1 .34% 243%
$ 12 .49 11 .80% $ 9,036 1 .45% 1 .35% 1 .35% 247%
$ 12 .68 12 .08% $ 7,742 1 .73% 1 .37% 1 .37% 273%
$ 11 .50 ( 11 .09% ) $ 6,117 0 .48% 1 .39% 1 .39% 365%
$ 13 .42 13 .23% $ 7,086 ( 0 .09 ) % 1 .36% 1 .36% 205%
$ 13 .69 12 .64% $ 73,539 1 .45% 1 .06% 1 .06% 243%
$ 12 .63 12 .27% $ 76,496 1 .83% 0 .98% 0 .98% 247%
$ 12 .80 12 .48% $ 69,697 2 .13% 0 .98% 0 .98% 273%
$ 11 .62 ( 10 .77% ) $ 65,668 0 .89% 0 .97% 0 .97% 365%
$ 13 .53 13 .71% $ 71,034 0 .78% 0 .97% 0 .97% 205%
$ 13 .73 12 .68% $ 344,131 1 .46% 1 .05% 1 .05% 243%
$ 12 .66 12 .15% $ 320,673 1 .75% 1 .06% 1 .06% 247%
$ 12 .83 12 .53% $ 286,932 2 .10% 1 .00% 1 .05% 273%
$ 11 .64 ( 10 .80% ) $ 273,928 0 .86% 1 .00% 1 .05% 365%
$ 13 .56 13 .71% $ 309,130 0 .69% 1 .00% 1 .02% 205%

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Financial Highlights
For the Years Ended December 31,
[?]
See footnotes on pages 64 and 65 .
Income from Investment Operations Less Distributions
Net Asset
Value,
Beginning of
Period
Net
Investment
Income
(Loss) (1)
Net gains (losses)
on securities and
futures (both realized
and unrealized)
Total from
Investment
Operations
From Net
Investment
Income
From Net
Capital Gains
From Return
of Capital
Total
Distributions
Moderate Allocation Fund - Retail Class (4) (5) (6) (7)
2025 ..................... $ 12 .18 0 .25 1 .02 1 .27 ( 0 .21 ) ( 0 .26 ) 0 .00 ( 0 .47 )
2024 ..................... $ 11 .87 0 .27 0 .84 1 .11 ( 0 .26 ) ( 0 .54 ) 0 .00 ( 0 .80 )
2023 ..................... $ 10 .97 0 .27 0 .91 1 .18 ( 0 .28 ) 0 .00 0 .00 ( 0 .28 )
2022 ..................... $ 12 .64 0 .08 ( 1 .43 ) ( 1 .35 ) ( 0 .24 ) ( 0 .08 ) 0 .00 ( 0 .32 )
2021 ..................... $ 12 .37 ( 0 .02 ) 1 .10 1 .08 ( 0 .05 ) ( 0 .76 ) 0 .00 ( 0 .81 )
Moderate Allocation Fund - Adviser Class (4) (5) (6) (7)
2025 ..................... $ 12 .24 0 .28 1 .03 1 .31 ( 0 .28 ) ( 0 .26 ) 0 .00 ( 0 .54 )
2024 ..................... $ 11 .93 0 .32 0 .85 1 .17 ( 0 .32 ) ( 0 .54 ) 0 .00 ( 0 .86 )
2023 ..................... $ 11 .01 0 .32 0 .92 1 .24 ( 0 .32 ) 0 .00 0 .00 ( 0 .32 )
2022 ..................... $ 12 .66 0 .14 ( 1 .45 ) ( 1 .31 ) ( 0 .26 ) ( 0 .08 ) 0 .00 ( 0 .34 )
2021 ..................... $ 12 .39 0 .16 0 .97 1 .13 ( 0 .10 ) ( 0 .76 ) 0 .00 ( 0 .86 )
Moderate Allocation Fund - Institutional Class (4) (5) (6) (7)
2025 ..................... $ 12 .26 0 .28 1 .03 1 .31 ( 0 .28 ) ( 0 .26 ) 0 .00 ( 0 .54 )
2024 ..................... $ 11 .95 0 .31 0 .84 1 .15 ( 0 .30 ) ( 0 .54 ) 0 .00 ( 0 .84 )
2023 ..................... $ 11 .03 0 .31 0 .93 1 .24 ( 0 .32 ) 0 .00 0 .00 ( 0 .32 )
2022 ..................... $ 12 .68 0 .13 ( 1 .44 ) ( 1 .31 ) ( 0 .26 ) ( 0 .08 ) 0 .00 ( 0 .34 )
2021 ..................... $ 12 .42 0 .14 0 .98 1 .12 ( 0 .10 ) ( 0 .76 ) 0 .00 ( 0 .86 )
Conservative Allocation Fund - Retail Class (4) (5) (6) (7)
2025 ..................... $ 23 .04 0 .64 1 .31 1 .95 ( 0 .60 ) ( 0 .29 ) 0 .00 ( 0 .89 )
2024 ..................... $ 22 .22 0 .63 0 .82 1 .45 ( 0 .63 ) 0 .00 0 .00 ( 0 .63 )
2023 ..................... $ 20 .85 0 .62 1 .37 1 .99 ( 0 .62 ) 0 .00 0 .00 ( 0 .62 )
2022 ..................... $ 23 .64 0 .22 ( 2 .64 ) ( 2 .42 ) ( 0 .25 ) ( 0 .12 ) 0 .00 ( 0 .37 )
2021 ..................... $ 23 .91 0 .22 0 .89 1 .11 ( 0 .24 ) ( 1 .14 ) 0 .00 ( 1 .38 )
Conservative Allocation Fund - Adviser Class (4) (5) (6) (7)
2025 ..................... $ 23 .32 0 .70 1 .34 2 .04 ( 0 .72 ) ( 0 .29 ) 0 .00 ( 1 .01 )
2024 ..................... $ 22 .49 0 .72 0 .82 1 .54 ( 0 .71 ) 0 .00 0 .00 ( 0 .71 )
2023 ..................... $ 21 .11 0 .71 1 .38 2 .09 ( 0 .71 ) 0 .00 0 .00 ( 0 .71 )
2022 ..................... $ 23 .91 0 .31 ( 2 .69 ) ( 2 .38 ) ( 0 .30 ) ( 0 .12 ) 0 .00 ( 0 .42 )
2021 ..................... $ 24 .21 0 .41 0 .81 1 .22 ( 0 .38 ) ( 1 .14 ) 0 .00 ( 1 .52 )
Conservative Allocation Fund - Institutional Class (4) (5) (6) (7)
2025 ..................... $ 23 .38 0 .71 1 .33 2 .04 ( 0 .70 ) ( 0 .29 ) 0 .00 ( 0 .99 )
2024 ..................... $ 22 .55 0 .71 0 .81 1 .52 ( 0 .69 ) 0 .00 0 .00 ( 0 .69 )
2023 ..................... $ 21 .15 0 .69 1 .40 2 .09 ( 0 .69 ) 0 .00 0 .00 ( 0 .69 )
2022 ..................... $ 23 .96 0 .29 ( 2 .69 ) ( 2 .40 ) ( 0 .29 ) ( 0 .12 ) 0 .00 ( 0 .41 )
2021 ..................... $ 24 .26 0 .38 0 .81 1 .19 ( 0 .35 ) ( 1 .14 ) 0 .00 ( 1 .49 )

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Ratios/Supplemental Data
Net Asset Value,
End of Period
Total Return
(Assumes
Reinvestment of
Distributions)
Net Assets, End of
Period ($000)
Ratio of Net
Investment Income
(Loss) to Average
Net Assets
Ratio of Expenses
to Average Net
Assets After Fee
Reductions (2)
Ratio of Expenses
to Average Net
Assets Before Fee
Reductions (3)
Portfolio Turnover
Rate
$ 12 .98 10 .48% $ 5,360 1 .94% 1 .31% 1 .31% 200%
$ 12 .18 9 .24% $ 937 2 .14% 1 .34% 1 .34% 199%
$ 11 .87 10 .92% $ 932 2 .42% 1 .37% 1 .37% 246%
$ 10 .97 ( 10 .75% ) $ 1,033 0 .73% 1 .36% 1 .36% 446%
$ 12 .64 8 .74% $ 1,190 ( 0 .22 ) % 1 .34% 1 .34% 211%
$ 13 .01 10 .79% $ 32,260 2 .21% 1 .04% 1 .04% 200%
$ 12 .24 9 .66% $ 33,598 2 .53% 0 .95% 0 .95% 199%
$ 11 .93 11 .43% $ 32,881 2 .85% 0 .94% 0 .94% 246%
$ 11 .01 ( 10 .39% ) $ 30,879 1 .18% 0 .94% 0 .94% 446%
$ 12 .66 9 .15% $ 29,781 1 .13% 0 .94% 0 .94% 211%
$ 13 .03 10 .77% $ 151,468 2 .22% 1 .03% 1 .03% 200%
$ 12 .26 9 .53% $ 144,755 2 .46% 1 .03% 1 .03% 199%
$ 11 .95 11 .36% $ 132,211 2 .77% 1 .02% 1 .02% 246%
$ 11 .03 ( 10 .39% ) $ 126,610 1 .09% 1 .00% 1 .00% 446%
$ 12 .68 9 .05% $ 142,788 1 .01% 0 .99% 0 .99% 211%
$ 24 .10 8 .56% $ 11,396 2 .70% 1 .21% 1 .21% 157%
$ 23 .04 6 .53% $ 6,204 2 .76% 1 .23% 1 .23% 166%
$ 22 .22 9 .67% $ 5,675 2 .92% 1 .24% 1 .24% 277%
$ 20 .85 ( 10 .24% ) $ 5,328 1 .01% 1 .21% 1 .21% 543%
$ 23 .64 4 .64% $ 6,879 0 .78% 1 .22% 1 .23% 210%
$ 24 .35 8 .83% $ 21,454 2 .95% 0 .96% 0 .96% 157%
$ 23 .32 6 .88% $ 23,843 3 .09% 0 .89% 0 .89% 166%
$ 22 .49 10 .06% $ 22,207 3 .28% 0 .88% 0 .88% 277%
$ 21 .11 ( 9 .94% ) $ 21,189 1 .40% 0 .87% 0 .87% 543%
$ 23 .91 5 .04% $ 22,283 1 .56% 0 .87% 0 .88% 210%
$ 24 .43 8 .83% $ 129,028 2 .96% 0 .95% 0 .95% 157%
$ 23 .38 6 .78% $ 114,777 3 .02% 0 .96% 0 .96% 166%
$ 22 .55 10 .03% $ 100,435 3 .21% 0 .96% 0 .96% 277%
$ 21 .15 ( 10 .00% ) $ 93,889 1 .33% 0 .94% 0 .94% 543%
$ 23 .96 4 .94% $ 105,307 1 .42% 0 .92% 0 .93% 210%

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Financial Highlights
For the Years Ended December 31,
[?]
See footnotes on pages 64 and 65 .
Income from Investment Operations Less Distributions
Net Asset
Value,
Beginning of
Period
Net
Investment
Income
(Loss) (1)
Net gains (losses)
on securities and
futures (both realized
and unrealized)
Total from
Investment
Operations
From Net
Investment
Income
From Net
Capital Gains
From Return
of Capital
Total
Distributions
Dynamic Allocation Fund - Retail Class (4) (5) (6) (7)
2025 ..................... $ 13 .47 0 .16 2 .15 2 .31 ( 0 .15 ) ( 0 .95 ) 0 .00 ( 1 .10 )
2024 ..................... $ 13 .53 0 .21 1 .77 1 .98 ( 0 .18 ) ( 1 .86 ) 0 .00 ( 2 .04 )
2023 ..................... $ 11 .36 0 .14 2 .17 2 .31 ( 0 .14 ) 0 .00 0 .00 ( 0 .14 )
2022 ..................... $ 13 .93 0 .03 ( 2 .18 ) ( 2 .15 ) ( 0 .06 ) ( 0 .36 ) 0 .00 ( 0 .42 )
2021 ..................... $ 13 .39 ( 0 .03 ) 2 .65 2 .62 ( 0 .08 ) ( 2 .00 ) 0 .00 ( 2 .08 )
Dynamic Allocation Fund - Adviser Class (4) (5) (6) (7)
2025 ..................... $ 13 .66 0 .21 2 .17 2 .38 ( 0 .21 ) ( 0 .95 ) 0 .00 ( 1 .16 )
2024 ..................... $ 13 .71 0 .26 1 .81 2 .07 ( 0 .26 ) ( 1 .86 ) 0 .00 ( 2 .12 )
2023 ..................... $ 11 .52 0 .19 2 .19 2 .38 ( 0 .19 ) 0 .00 0 .00 ( 0 .19 )
2022 ..................... $ 14 .07 0 .07 ( 2 .20 ) ( 2 .13 ) ( 0 .06 ) ( 0 .36 ) 0 .00 ( 0 .42 )
2021 ..................... $ 13 .46 0 .04 2 .65 2 .69 ( 0 .08 ) ( 2 .00 ) 0 .00 ( 2 .08 )
Dynamic Allocation Fund - Institutional Class (4) (5) (6) (7)
2025 ..................... $ 13 .63 0 .21 2 .18 2 .39 ( 0 .21 ) ( 0 .95 ) 0 .00 ( 1 .16 )
2024 ..................... $ 13 .69 0 .25 1 .79 2 .04 ( 0 .24 ) ( 1 .86 ) 0 .00 ( 2 .10 )
2023 ..................... $ 11 .49 0 .18 2 .19 2 .37 ( 0 .17 ) 0 .00 0 .00 ( 0 .17 )
2022 ..................... $ 14 .04 0 .06 ( 2 .19 ) ( 2 .13 ) ( 0 .06 ) ( 0 .36 ) 0 .00 ( 0 .42 )
2021 ..................... $ 13 .45 0 .03 2 .64 2 .67 ( 0 .08 ) ( 2 .00 ) 0 .00 ( 2 .08 )
Sector Rotation Fund - Retail Class (4) (5) (6) (7)
2025 ..................... $ 34 .40 0 .25 6 .32 6 .57 ( 0 .26 ) ( 2 .94 ) 0 .00 ( 3 .20 )
2024 ..................... $ 36 .73 0 .44 4 .26 4 .70 ( 0 .44 ) ( 6 .59 ) 0 .00 ( 7 .03 )
2023 ..................... $ 32 .58 0 .44 4 .14 4 .58 ( 0 .43 ) 0 .00 0 .00 ( 0 .43 )
2022 ..................... $ 38 .89 0 .05 ( 5 .47 ) ( 5 .42 ) ( 0 .89 ) 0 .00 0 .00 ( 0 .89 )
2021 ..................... $ 35 .64 ( 0 .02 ) 9 .77 9 .75 ( 0 .02 ) ( 6 .48 ) 0 .00 ( 6 .50 )
Sector Rotation Fund - Adviser Class (4) (5) (6) (7)
2025 ..................... $ 34 .79 0 .31 6 .39 6 .70 ( 0 .32 ) ( 2 .94 ) 0 .00 ( 3 .26 )
2024 ..................... $ 37 .07 0 .53 4 .30 4 .83 ( 0 .52 ) ( 6 .59 ) 0 .00 ( 7 .11 )
2023 ..................... $ 32 .88 0 .53 4 .18 4 .71 ( 0 .52 ) 0 .00 0 .00 ( 0 .52 )
2022 ..................... $ 39 .15 0 .13 ( 5 .51 ) ( 5 .38 ) ( 0 .89 ) 0 .00 0 .00 ( 0 .89 )
2021 ..................... $ 35 .75 0 .13 9 .77 9 .90 ( 0 .02 ) ( 6 .48 ) 0 .00 ( 6 .50 )
Sector Rotation Fund - Institutional Class (4) (5) (6) (7)
2025 ..................... $ 34 .71 0 .33 6 .37 6 .70 ( 0 .33 ) ( 2 .94 ) 0 .00 ( 3 .27 )
2024 ..................... $ 36 .99 0 .52 4 .29 4 .81 ( 0 .50 ) ( 6 .59 ) 0 .00 ( 7 .09 )
2023 ..................... $ 32 .80 0 .51 4 .18 4 .69 ( 0 .50 ) 0 .00 0 .00 ( 0 .50 )
2022 ..................... $ 39 .07 0 .12 ( 5 .50 ) ( 5 .38 ) ( 0 .89 ) 0 .00 0 .00 ( 0 .89 )
2021 ..................... $ 35 .70 0 .09 9 .78 9 .87 ( 0 .02 ) ( 6 .48 ) 0 .00 ( 6 .50 )

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Ratios/Supplemental Data
Net Asset Value,
End of Period
Total Return
(Assumes
Reinvestment of
Distributions)
Net Assets, End of
Period ($000)
Ratio of Net
Investment Income
(Loss) to Average
Net Assets
Ratio of Expenses
to Average Net
Assets After Fee
Reductions (2)
Ratio of Expenses
to Average Net
Assets Before Fee
Reductions (3)
Portfolio Turnover
Rate
$ 14 .68 17 .22% $ 36,583 1 .11% 1 .33% 1 .38% 289%
$ 13 .47 14 .16% $ 21,565 1 .42% 1 .27% 1 .33% 304%
$ 13 .53 20 .34% $ 11,135 1 .15% 1 .31% 1 .39% 279%
$ 11 .36 ( 15 .53% ) $ 7,767 0 .22% 1 .32% 1 .41% 295%
$ 13 .93 19 .54% $ 9,850 ( 0 .21 ) % 1 .34% 1 .43% 213%
$ 14 .88 17 .51% $ 32,067 1 .44% 1 .01% 1 .06% 289%
$ 13 .66 14 .60% $ 29,448 1 .75% 0 .94% 1 .00% 304%
$ 13 .71 20 .72% $ 26,252 1 .48% 0 .96% 1 .04% 279%
$ 11 .52 ( 15 .23% ) $ 23,048 0 .57% 0 .96% 1 .05% 295%
$ 14 .07 20 .02% $ 28,129 0 .25% 0 .98% 1 .07% 213%
$ 14 .86 17 .60% $ 408,006 1 .45% 1 .00% 1 .05% 289%
$ 13 .63 14 .41% $ 316,433 1 .68% 1 .01% 1 .07% 304%
$ 13 .69 20 .74% $ 238,838 1 .44% 1 .01% 1 .09% 279%
$ 11 .49 ( 15 .26% ) $ 184,201 0 .53% 1 .02% 1 .11% 295%
$ 14 .04 19 .88% $ 199,753 0 .21% 1 .00% 1 .09% 213%
$ 37 .77 19 .10% $ 13,753 0 .69% 1 .66% 1 .66% 170%
$ 34 .40 12 .20% $ 12,182 1 .13% 1 .68% 1 .68% 283%
$ 36 .73 14 .15% $ 12,956 1 .30% 1 .70% 1 .70% 38%
$ 32 .58 ( 13 .75% ) $ 12,477 0 .15% 1 .60% 1 .60% 56%
$ 38 .89 27 .34% $ 16,406 ( 0 .05 ) % 1 .60% 1 .60% 64%
$ 38 .23 19 .26% $ 4,500 0 .83% 1 .52% 1 .52% 170%
$ 34 .79 12 .47% $ 4,156 1 .36% 1 .46% 1 .46% 283%
$ 37 .07 14 .42% $ 3,950 1 .55% 1 .46% 1 .46% 38%
$ 32 .88 ( 13 .55% ) $ 3,646 0 .36% 1 .38% 1 .38% 56%
$ 39 .15 27 .68% $ 4,575 0 .31% 1 .33% 1 .33% 64%
$ 38 .14 19 .31% $ 22,983 0 .88% 1 .47% 1 .47% 170%
$ 34 .71 12 .42% $ 20,165 1 .33% 1 .49% 1 .49% 283%
$ 36 .99 14 .40% $ 18,133 1 .51% 1 .50% 1 .50% 38%
$ 32 .80 ( 13 .58% ) $ 16,045 0 .34% 1 .40% 1 .40% 56%
$ 39 .07 27 .63% $ 21,046 0 .20% 1 .36% 1 .36% 64%

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Financial Highlights
For the Years Ended December 31,
PageReference
Income from Investment Operations Less Distributions
Net Asset
Value,
Beginning of
Period
Net
Investment
Income
(Loss) (1)
Net gains (losses)
on securities and
futures (both realized
and unrealized)
Total from
Investment
Operations
From Net
Investment
Income
From Net
Capital Gains
From Return
of Capital
Total
Distributions
Tactical Income Fund - Retail Class (4) (5) (6) (7)
2025 ..................... $ 9 .41 0 .46 0 .21 0 .67 ( 0 .45 ) 0 .00 0 .00 ( 0 .45 )
2024 ..................... $ 9 .22 0 .43 0 .17 0 .60 ( 0 .41 ) 0 .00 0 .00 ( 0 .41 )
2023 ..................... $ 8 .93 0 .33 0 .29 0 .62 ( 0 .33 ) 0 .00 0 .00 ( 0 .33 )
2022 ..................... $ 9 .63 0 .12 ( 0 .70 ) ( 0 .58 ) ( 0 .12 ) 0 .00 0 .00 ( 0 .12 )
2021 ..................... $ 9 .98 0 .13 ( 0 .33 ) ( 0 .20 ) ( 0 .15 ) 0 .00 0 .00 ( 0 .15 )
Tactical Income Fund - Adviser Class (4) (5) (6) (7)
2025 ..................... $ 9 .41 0 .49 0 .21 0 .70 ( 0 .48 ) 0 .00 0 .00 ( 0 .48 )
2024 ..................... $ 9 .23 0 .46 0 .17 0 .63 ( 0 .45 ) 0 .00 0 .00 ( 0 .45 )
2023 ..................... $ 8 .94 0 .36 0 .30 0 .66 ( 0 .37 ) 0 .00 0 .00 ( 0 .37 )
2022 ..................... $ 9 .64 0 .16 ( 0 .70 ) ( 0 .54 ) ( 0 .16 ) 0 .00 0 .00 ( 0 .16 )
2021 ..................... $ 9 .99 0 .21 ( 0 .37 ) ( 0 .16 ) ( 0 .19 ) 0 .00 0 .00 ( 0 .19 )
Tactical Income Fund - Institutional Class (4) (5) (6) (7)
2025 ..................... $ 9 .40 0 .49 0 .21 0 .70 ( 0 .48 ) 0 .00 0 .00 ( 0 .48 )
2024 ..................... $ 9 .23 0 .45 0 .16 0 .61 ( 0 .44 ) 0 .00 0 .00 ( 0 .44 )
2023 ..................... $ 8 .94 0 .36 0 .29 0 .65 ( 0 .36 ) 0 .00 0 .00 ( 0 .36 )
2022 ..................... $ 9 .64 0 .15 ( 0 .70 ) ( 0 .55 ) ( 0 .15 ) 0 .00 0 .00 ( 0 .15 )
2021 ..................... $ 9 .99 0 .20 ( 0 .36 ) ( 0 .16 ) ( 0 .19 ) 0 .00 0 .00 ( 0 .19 )
Government Money Market Fund - Class E (4) (5) (6) (7)
2025 ..................... $ 1 .0000 $ 0 .0408 $ 0 .0000 $ 0 .0408 $ ( 0 .0408 ) $ 0 .0000 $ 0 .0000 $ ( 0 .0408 )
2024 ..................... $ 1 .0003 $ 0 .0511 $ ( 0 .0003 ) $ 0 .0508 $ ( 0 .0511 ) $ 0 .0000 $ 0 .0000 $ ( 0 .0511 )
2023 ..................... $ 1 .0000 $ 0 .0508 $ 0 .0005 $ 0 .0513 $ ( 0 .0510 ) $ 0 .0000 $ 0 .0000 $ ( 0 .0510 )
2022 ..................... $ 1 .0001 $ 0 .0167 $ ( 0 .0008 ) $ 0 .0159 $ ( 0 .0160 ) $ 0 .0000 $ 0 .0000 $ ( 0 .0160 )
2021 ..................... $ 1 .0003 $ 0 .0005 $ 0 .0003 $ 0 .0008 $ ( 0 .0010 ) $ 0 .0000 $ 0 .0000 $ ( 0 .0010 )
Government Money Market Fund - Class F (4) (5) (6) (7)
2025 ..................... $ 1 .0000 $ 0 .0408 $ 0 .0000 $ 0 .0408 $ ( 0 .0408 ) $ 0 .0000 $ 0 .0000 $ ( 0 .0408 )
2024 ................. (9) $ 1 .0000 $ 0 .0154 $ 0 .0000 $ 0 .0154 $ ( 0 .0154 ) $ 0 .0000 $ 0 .0000 $ ( 0 .0154 )
Government Money Market Fund - Class X (4) (5) (6) (7)
2025 ............... (10) $ 1 .0000 $ 0 .0103 $ 0 .0000 $ 0 .0103 $ ( 0 .0103 ) $ 0 .0000 $ 0 .0000 $ ( 0 .0103 )
Government Money Market Fund - Class Y (4) (5) (6) (7)
2025 ............... (11) $ 1 .0000 $ 0 .0124 $ 0 .0000 $ 0 .0124 $ ( 0 .0124 ) $ 0 .0000 $ 0 .0000 $ ( 0 .0124 )
(1) Except for the Money Market Fund, net investment income per share is based on average shares outstanding during the period.
(2)
Ratio of expenses to average net assets after fee reductions reflects contractual or voluntary waivers and reimbursements of expenses by the investment adviser and transfer agent.
(3) Ratio of expenses to average net assets before fee reductions reflects the total expenses before reductions reported in the statements of operations.
(4)
Ratio of net investment income (loss) to average net assets, ratio of expenses to average net assets after fee reductions, and ratio of expenses to average net assets before fee reductions do not include impact of expenses of the underlying security holdings as represented in the schedule of investments.
(5)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the
Fund invests.

2025 Annual Report | December 31, 2025

The accompanying notes are an integral part of these financial statements.
Ratios/Supplemental Data
Net Asset Value,
End of Period
Total Return
(Assumes
Reinvestment of
Distributions)
Net Assets, End of
Period ($000)
Ratio of Net
Investment Income
(Loss) to Average
Net Assets
Ratio of Expenses
to Average Net
Assets After Fee
Reductions (2)
Ratio of Expenses
to Average Net
Assets Before Fee
Reductions (3)
Portfolio Turnover
Rate
$ 9 .63 7 .27% $ 12,914 4 .86% 0 .99% 1 .08% 223%
$ 9 .41 6 .64% $ 6,590 4 .72% 1 .06% 1 .17% 222%
$ 9 .22 7 .10% $ 2,476 3 .67% 1 .12% 1 .23% 262%
$ 8 .93 ( 5 .99% ) $ 2,247 1 .27% 1 .11% 1 .22% 514%
$ 9 .63 ( 2 .01% ) $ 2,721 1 .10% 1 .14% 1 .25% 250%
$ 9 .63 7 .60% $ 17,673 5 .13% 0 .73% 0 .82% 223%
$ 9 .41 6 .95% $ 12,747 4 .93% 0 .72% 0 .83% 222%
$ 9 .23 7 .54% $ 9,359 4 .06% 0 .73% 0 .84% 262%
$ 8 .94 ( 5 .65% ) $ 10,625 1 .77% 0 .71% 0 .82% 514%
$ 9 .64 ( 1 .60% ) $ 8,982 1 .98% 0 .75% 0 .86% 250%
$ 9 .62 7 .63% $ 101,168 5 .14% 0 .72% 0 .81% 223%
$ 9 .40 6 .76% $ 83,060 4 .87% 0 .78% 0 .89% 222%
$ 9 .23 7 .44% $ 58,266 3 .99% 0 .80% 0 .91% 262%
$ 8 .94 ( 5 .70% ) $ 54,455 1 .65% 0 .78% 0 .89% 514%
$ 9 .64 ( 1 .62% ) $ 57,638 1 .90% 0 .79% 0 .90% 250%
$ 1 .0000 4 .16% $ 43,751 4 .07% 0 .17% 0 .45 % N/A
$ 1 .0000 5 .22% $ 39,321 5 .29% 0 .21% 0 .49 % N/A
$ 1 .0003 5 .20% $ 637,751 5 .08% 0 .19% 0 .46 % N/A
$ 1 .0000 1 .63% $ 693,083 1 .67% 0 .17% 0 .45 % N/A
$ 1 .0001 0 .03% $ 626,993 0 .05% 0 .11% 0 .50 % N/A
$ 1 .0000 4 .16% $ 632,467 4 .08% 0 .17% 0 .45 % N/A
$ 1 .0000 1 .54% $ 623,194 4 .64% 0 .20% 0 .47 % N/A
$ 1 .0000 1 .02% $ 56,411 3 .85% 0 .13% 0 .42 % N/A
$ 1 .0000 1 .23% $ 388,063 3 .84% 0 .11% 0 .50 % N/A
(6) Total return and portfolio turnover rate are not annualized for periods of less than one full year.
(7)
Ratio of net investment income (loss) to average net assets, ratio of expenses to average net assets after fee reductions, and ratio of expenses to average net assets before fee reductions are annualized for periods of less than one full year.
(8)
Excluding dividend expense on securities sold short, the Ratio of Expenses to Average Net Assets After Fee Reductions are 1.58%, 1.18%, and 1.17% for Spectrum
Retail Class, Adviser Class, and Institutional Class, respectively. The interest income rebated from securities sold short impact to all share classes of Spectrum was 0.73%, while the dividend expense impact to net expenses was 0.40%, thus benefiting shareholders by 0.33%.
(9) Commenced operations on September 1, 2024.
(10) Commenced operations on September 26, 2025.
(11) Commenced operations on September 8, 2025.

2025 Annual Report | December 31, 2025

Notes to Financial Statements
December 31, 2025
1. Organization
Meeder Funds (the Trust) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended
(the 1940 Act), as a diversified, open-end management investment company. The Trust offers ten separate series, all of which are included in this report: Muirfield Fund (Muirfield), Spectrum Fund (Spectrum), Global Allocation Fund (Global), Balanced Fund (Balanced), Moderate Allocation Fund
(Moderate), Conservative Allocation Fund (Conservative), Dynamic Allocation Fund (Dynamic), Sector Rotation Fund (Sector), Tactical Income Fund
(Income), and Government Money Market Fund (Money Market)(the Funds).
Each Fund, except the Government Money Market Fund, offers three classes of shares: Retail Class, Adviser Class, and Institutional Class. The
Government Money Market Fund currently offers four classes of shares: Class E, Class F, Class X, and Class Y. The share classes differ with respect to distribution fees, service fees, and other expenses allocated to each class. Eligibility to purchase Adviser and Institutional Class shares is generally limited to customers of financial intermediaries that enter into special arrangements with the Funds or who meet certain initial investment minimums. Class E shares are available for purchase by individuals, companies, institutions and pooled investment vehicles directly through the
Fund’s designated transfer agent and are offered with a 12b-1 Shareholder Distribution Fee, but without a Shareholder Services Fee. Class F shares are only available for purchase by other funds within the Meeder Funds family and are offered without a 12b-1 Shareholder Distribution Fee or
Shareholder Services Fee. Class X shares commenced operations effective September 26, 2025 and are only available for purchase by institutions and pooled investment vehicles directly through the Fund’s designated transfer agent and are offered without a 12b-1 Shareholder Distribution
Fee or Shareholder Services Fee. Class Y shares commenced operations effective September 8, 2025 and are only available through financial intermediaries that have entered into agreements with the Funds or their agents and provide fiduciary, custodial or other services to customer accounts. Class Y shares are offered without a 12b-1 Shareholder Distribution Fee, but with an annual Shareholder Services fee of up to 0.15%.
For more information regarding the Funds’ objectives, strategies, and differences in share classes, please refer to the Funds’ prospectus.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. The Trust is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services Companies. Each
Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity.  The objective and strategy of each Fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the Statements of
Operations and the Financial Highlights for each Fund is the information utilized for the day-to-day management of the Funds.  Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and resources are not allocated to a Fund based on performance measurements.  Due to the significance of oversight and their role, the investment advisor is deemed to be the Chief Operating Decision Maker. The following summarizes the significant accounting policies of the Trust and the Funds:
Securities valuation. All investments in securities are recorded at their estimated fair value, as described in Note #3.
Repurchase agreements. Each Fund may engage in repurchase agreement transactions whereby the Fund takes possession of an underlying debt instrument subject to an obligation of the seller to repurchase the instrument from the Fund and an obligation of the Fund to resell the instrument at an agreed upon price and term. At all times, the Fund maintains the fair value of collateral, including accrued interest, of at least 100% of the amount of the repurchase agreement, plus accrued interest. If the seller defaults or the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.
Short sales. Spectrum may enter into short sales as part of its overall portfolio management strategy or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including ETFs. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert, or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its position in a permissible manner. The Fund will be required to pledge its liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to

2025 Annual Report | December 31, 2025

as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short and borrowing costs will be borne by the Fund and are reflected in the Statements of Operations.
Futures & options. Each Fund, except Money Market, may engage in transactions in financial futures contracts and options contracts in order to manage the risk of unanticipated changes in market values of securities held in the Fund, or which it intends to purchase. The futures and options contracts are adjusted by the daily exchange rate of the underlying currency, or index, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statements of Assets and Liabilities and the Statements of Operations until the contract settlement date, at which time amounts are reflected as realized gains and losses in the Statements of Operations.
To the extent that a Fund enters into futures contracts on an index or group of securities, the Fund exposes itself to an indeterminate liability and will be required to pay or receive a sum of money measured by the change in the fair value of the index. Upon entering into a futures contract, the
Fund is required to deposit an initial margin, which is either cash or securities (disclosed as pledged as collateral on the Schedules of Investments)
in an amount equal to a certain percentage of the contract value. Subsequently, margin movements, which are equal to changes in the daily price or last sale price on the exchanges where futures contracts trade, are recorded as unrealized gains or losses until the contract is closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Except for Money Market, it is normal practice for each Fund to invest in futures contracts on a daily basis. The Funds, except for Income and Money Market, typically utilize equity index futures contracts to equitize cash positions or adjust targeted stock market exposure. Except for Money Market, the fixed income portion of any Fund can utilize Treasury futures contracts in order to adjust duration.
Call and put option contracts involve the payment of a premium for the right to purchase or sell an individual security or index aggregate at a specified price until the expiration of the contract. Such transactions expose the Fund to the loss of the premium paid if the Fund does not sell or exercise the contract prior to the expiration date. In the case of a call option, sufficient cash or money market instruments will be segregated to complete the purchase. Options are fair valued on the basis of the daily settlement price or last sale on the exchanges where they trade and the changes in fair value are recorded as unrealized appreciation or depreciation until closed, exercised or expired. For the year ended December 31,
2025 , there were no call or put options transacted for any of the Funds.
The Funds may write covered call or put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. When written options are closed or exercised, premiums received are offset against the proceeds paid, and the Fund records realized gains or losses for the difference. When written options expire, the liability is eliminated, and the Fund records realized gains for the entire amount of premiums received. For the year ended December 31, 2025, there were no call or put options written for any of the Funds.
The fair value of derivative instruments, not accounted for as hedging instruments, as reported within the Statements of Assets and Liabilities as of
December 31, 2025 was as follows:
Amount of Deposits at Broker and Unrealized Appreciation (Depreciation) on Derivatives
Type of
Derivative/
Risk Statements of Assets & Liabilities Location
Fair Value of
Deposits at
Broker for Futures
Contracts
Value of
Unrealized
Appreciation
(Depreciation)
Muirfield ............. Equity
Contracts
Assets, Deposits at broker for futures contracts; Net Assets,
Distributable Earnings (Accumulated Deficit)
$ 16,899,557 $ 1,875,613
Spectrum ............ Equity
Contracts
Assets, Deposits at broker for futures contracts; Net Assets,
Distributable Earnings (Accumulated Deficit)
2,998,719 257,384
Global .............. Equity
Contracts
Assets, Deposits at broker for futures contracts; Net Assets,
Distributable Earnings (Accumulated Deficit)
823,000 (35,684)
Balanced ............ Equity
Contracts
Assets, Deposits at broker for futures contracts; Net Assets,
Distributable Earnings (Accumulated Deficit)
3,807,072 675,214
Moderate ............ Equity
Contracts
Assets, Deposits at broker for futures contracts; Net Assets,
Distributable Earnings (Accumulated Deficit)
900,764 199,838
Conservative .......... Equity
Contracts
Assets, Deposits at broker for futures contracts; Net Assets,
Distributable Earnings (Accumulated Deficit)
517,523 85,553
Dynamic ............. Equity
Contracts
Assets, Deposits at broker for futures contracts; Net Assets,
Distributable Earnings (Accumulated Deficit)
10,687,925 765,441
Sector Rotation ........ Equity
Contracts
Assets, Deposits at broker for futures contracts; Net Assets,
Distributable Earnings (Accumulated Deficit)
752,202 108,139

2025 Annual Report | December 31, 2025

The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2025 and related activity was as follows:
Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Change in Unrealized Gain or (Loss) on Derivatives Recognized in Income
05
Federal income taxes. It is each Fund’s policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains to its shareholders. Therefore, no federal income tax provision is required. The Funds recognize the tax benefits or expenses of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2022 through December 31, 2025 ) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. Each Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations as incurred. During the year ended December 31, 2025 , the Funds did not incur any material interest or penalties.
Distributions to shareholders. Distributions to shareholders are recorded on the ex-dividend date. Muirfield, Spectrum, Global, Balanced, Moderate,
Conservative, Dynamic, and Sector declare and pay dividends from net investment income, if any, on a quarterly basis. Income declares and pays dividends from net investment income on a monthly basis. Money Market declares dividends from net investment income on a daily basis and pays such dividends on a monthly basis. Each Fund distributes net capital gains, if any, on an annual basis.
Type of
Derivative/
Risk
Net Long
Contracts as of
December 31,
2024
Long and
Short
Contracts
Opened
During the
Period
Long and
Short
Contracts
Closed/
Expired
During the
Period
Net Long
Contracts as of
December 31,
2025
Statement of Operations
Location
For the
Year Ended
December 31,
2025
Muirfield ............. Equity
Contracts
2,342 12,786 12,821 2,307 Net realized gains (losses)
from futures contracts
$ 16,970,177
Spectrum ............ Equity
Contracts
509 3,282 3,291 500 Net realized gains (losses)
from futures contracts
2,891,184
Global .............. Equity
Contracts
168 766 893 41 Net realized gains (losses)
from futures contracts
2,671,291
Balanced ............ Equity
Contracts
575 3,634 3,781 428 Net realized gains (losses)
from futures contracts
1,297,733
Moderate ............ Equity
Contracts
195 1,098 1,147 146 Net realized gains (losses)
from futures contracts
1,086,387
Conservative .......... Equity
Contracts
97 576 587 86 Net realized gains (losses)
from futures contracts
978,935
Dynamic ............. Equity
Contracts
1,185 6,501 6,452 1,234 Net realized gains (losses)
from futures contracts
21,582,940
Sector Rotation ........ Equity
Contracts
105 490 511 84 Net realized gains (losses)
from futures contracts
2,007,812
Type of
Derivative/ Risk Statement of Operations Location
For the Year Ended
December 31, 2025
Muirfield ............. Equity Contracts Net change in unrealized appreciation (depreciation) of futures contracts $ 13,954,516
Spectrum ............ Equity Contracts Net change in unrealized appreciation (depreciation) of futures contracts 2,636,173
Global .............. Equity Contracts Net change in unrealized appreciation (depreciation) of futures contracts 609,850
Balanced ............ Equity Contracts Net change in unrealized appreciation (depreciation) of futures contracts 2,879,899
Moderate ............ Equity Contracts Net change in unrealized appreciation (depreciation) of futures contracts 1,073,159
Conservative .......... Equity Contracts Net change in unrealized appreciation (depreciation) of futures contracts 525,954
Dynamic ............. Equity Contracts Net change in unrealized appreciation (depreciation) of futures contracts 5,927,757
Sector Rotation ........ Equity Contracts Net change in unrealized appreciation (depreciation) of futures contracts 600,998

2025 Annual Report | December 31, 2025

Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations, which may differ from GAAP. Permanent differences relate to redemptions treated as distributions for tax purposes (i.e. equalization and non-deductible excise taxes paid). Accordingly, timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax differences have been reclassified within the components of net assets based on their ultimate characterization for federal income tax purposes. For the year ended December 31, 2025 , the Funds made the following reclassifications to increase/(decrease) the components of net assets:
Investment income & expenses allocation. For all Funds, income and expenses (other than expenses attributable to a specific class) are allocated to each class of shares based on its relative net assets. Expenses incurred by the Trust that do not specifically relate to an individual Fund of the
Trust are allocated to the Funds based on each Fund’s relative net assets or other appropriate basis.
Capital Share Transactions. All Funds are authorized to issue an unlimited number of shares. Transactions in the capital shares of the Funds for the year ended December 31, 2025 and the year ended December 31, 2024 were as follows:
Capital
Distributable Earnings
(Accumulated Deficit)
Muirfield ................................................................. $ 3,159,746 $ (3,159,746)
Spectrum ................................................................ 629,513 (629,513)
Global .................................................................. 329,361 (329,361)
Balanced ................................................................ 928,918 (928,918)
Moderate ................................................................ 457,290 (457,290)
Conservative .............................................................. 162,268 (162,268)
Dynamic ................................................................. 2,101,263 (2,101,263)
Sector Rotation ............................................................ 244,359 (244,359)
Issued Reinvested
Share Class Amount Shares Amount Shares
For the Year Ended December 31, 2025
Muirfield - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 38,464,508 3,939,398 $ 4,530,840 451,268
Muirfield - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 21,915,943 2,235,128 7,079,713 695,389
Muirfield - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 197,325,815 20,432,257 48,906,779 4,793,050
Spectrum - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9,354,914 638,458 461,300 30,261
Spectrum - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3,842,275 269,889 1,853,846 120,927
Spectrum - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 31,195,161 2,209,719 8,793,202 571,799
Global - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 987,466 83,795 468,272 40,948
Global - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4,412,853 392,462 583,345 49,953
Global - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5,423,761 466,596 4,059,297 351,230
Balanced - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16,827,992 1,267,366 617,023 45,551
Balanced - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6,556,727 504,413 2,867,188 211,449
Balanced - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 59,837,222 4,612,902 12,950,452 951,621
Moderate - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4,675,209 368,568 149,119 11,477
Moderate - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2,450,965 194,815 1,370,447 106,423
Moderate - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 26,420,525 2,110,697 6,202,022 480,696
Conservative - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6,299,861 267,874 366,673 15,297
Conservative - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2,533,561 106,722 941,347 39,030
Conservative - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . 34,041,915 1,434,232 5,175,656 213,714
Dynamic - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16,873,846 1,161,688 2,344,269 158,605
Dynamic - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4,089,323 280,955 2,376,150 158,781
Dynamic - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 109,971,225 7,561,906 29,711,752 1,986,841
Sector Rotation - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 767,338 20,941 1,078,393 28,322
Sector Rotation - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 281,123 7,685 359,747 9,345
Sector Rotation - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . 4,859,085 131,725 1,850,280 48,151
Income - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7,622,463 798,966 453,973 47,578
Income - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5,960,485 621,943 733,207 76,808
Income - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 42,755,899 4,490,597 4,813,570 504,875
Money Market - Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 146,558,802 146,558,802 1,660,717 1,660,717
Money Market - Class F . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 583,959,367 583,959,367 N/A N/A
Money Market - Class X . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 56,000,000 56,000,000 411,206 411,206
Money Market - Class Y . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 970,797,964 970,797,964 5,198 5,198

2025 Annual Report | December 31, 2025

Issued Reinvested
Share Class Amount Shares Amount Shares
For the Year Ended December 31, 2024
Muirfield - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 24,423,597 2,344,653 $ 8,447,419 881,374
Muirfield - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 14,544,121 1,419,648 17,128,046 1,754,382
Muirfield - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 198,628,920 19,331,298 110,344,103 11,288,369
Spectrum - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 298,041 21,694 166,365 11,804
Spectrum - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4,513,835 321,051 3,633,943 254,445
Spectrum - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 29,825,975 2,115,339 15,492,212 1,081,681
Global - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 404,333 33,612 368,304 32,189
Global - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 485,931 39,564 392,023 33,672
Global - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10,268,729 870,575 3,867,549 334,816
Balanced - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2,025,899 155,504 1,129,229 86,783
Balanced - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9,923,156 723,029 9,734,421 738,538
Balanced - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 64,162,879 4,659,080 40,161,486 3,041,309
Moderate - Retail Class . . . . . . . . . . . . . . . . . . . . . . .
.
. . . . . . . . . . . 376,271 30,265 54,245 4,316
Moderate - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3,921,895 311,545 2,264,584 179,244
Moderate - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 27,244,288 2,156,657 9,405,262 743,252
Conservative - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1,325,561 58,030 165,792 7,171
Conservative - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3,605,036 155,188 712,225 30,433
Conservative - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . 33,618,113 1,440,063 3,177,430 135,468
Dynamic - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 13,603,754 881,354 2,762,982 196,291
Dynamic - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4,537,074 305,248 4,064,105 283,533
Dynamic - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 101,712,372 6,803,022 43,081,097 3,012,737
Sector Rotation - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 176,747 4,542 2,090,050 58,254
Sector Rotation - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 648,646 16,991 740,266 20,384
Sector Rotation - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . 3,953,337 102,205 3,488,779 96,296
Income - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4,367,586 462,039 170,549 18,213
Income - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5,120,981 547,380 523,233 56,009
Income - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 37,178,453 3,953,758 3,192,654 341,926
Money Market - Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 444,317,201 444,442,731 2,024,925 2,024,709
Money Market - Class F . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 808,262,408 808,262,408 N/A N/A
Money Market - Class X . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . N/A N/A N/A N/A
Money Market - Class Y . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . N/A N/A N/A N/A
Redeemed Net Increase (Decrease)
Share Class Amount Shares Amount Shares
For the Year Ended December 31, 2025
Muirfield - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ (20,031,951) (2,106,176) $ 22,963,397 2,284,490
Muirfield - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (26,343,114) (2,646,659) 2,652,542 283,858
Muirfield - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (180,742,763) (18,638,569) 65,489,831 6,586,738
Spectrum - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (746,428) (52,153) 9,069,786 616,566
Spectrum - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (9,806,576) (661,908) (4,110,455) (271,092)
Spectrum - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (44,483,021) (3,101,037) (4,494,658) (319,519)
Global - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (700,417) (60,350) 755,321 64,393
Global - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (830,588) (70,382) 4,165,610 372,033
Global - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (13,822,351) (1,196,293) (4,339,293) (378,467)
Balanced - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (6,057,596) (492,856) 11,387,419 820,061
Balanced - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (18,719,364) (1,401,305) (9,295,449) (685,443)
Balanced - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (76,172,976) (5,824,727) (3,385,302) (260,204)
Moderate - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (554,785) (43,873) 4,269,543 336,172
Moderate - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (7,218,933) (565,554) (3,397,521) (264,316)
Moderate - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (34,924,907) (2,772,939) (2,302,360) (181,546)
Conservative - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (1,876,112) (79,623) 4,790,422 203,548
Conservative - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (6,965,860) (287,197) (3,490,952) (141,445)

2025 Annual Report | December 31, 2025

Redeemed Net Increase (Decrease)
Share Class Amount Shares Amount Shares
Conservative - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ (30,469,403) (1,276,371) $ 8,748,168 371,575
Dynamic - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (6,012,778) (428,576) 13,205,337 891,717
Dynamic - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (6,504,117) (441,198) (38,644) (1,462)
Dynamic - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (76,728,890) (5,302,501) 62,954,087 4,246,246
Sector Rotation - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (1,440,423) (39,293) 405,308 9,970
Sector Rotation - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (697,279) (18,794) (56,409) (1,764)
Sector Rotation - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . (5,828,413) (158,333) 880,952 21,543
Income - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (1,961,844) (205,923) 6,114,592 640,621
Income - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (2,080,447) (217,783) 4,613,245 480,968
Income - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (31,501,029) (3,313,042) 16,068,440 1,682,430
Money Market - Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (143,789,429) (143,789,429) 4,430,090 4,430,090
Money Market - Class F . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (574,687,014) (574,687,014) 9,272,353 9,272,353
Money Market - Class X . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . N/A N/A 56,411,206 56,411,206
Money Market - Class Y . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (582,739,850) (582,739,850) 388,063,312 388,063,312
For the Year Ended December 31, 2024
Muirfield - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (14,290,777) (1,426,620) 18,580,239 1,799,407
Muirfield - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (18,557,739) (1,830,767) 13,114,428 1,343,263
Muirfield - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (151,169,704) (14,924,989) 157,803,319 15,694,678
Spectrum - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (434,384) (31,365) 30,022 2,133
Spectrum - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (6,688,896) (477,719) 1,458,882 97,777
Spectrum - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (31,171,897) (2,226,236) 14,146,290 970,784
Global - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (638,436) (54,136) 134,201 11,665
Global - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (4,421,595) (381,257) (3,543,641) (308,021)
Global - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (5,238,527) (438,212) 8,897,751 767,179
Balanced - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (1,758,894) (129,592) 1,396,234 112,695
Balanced - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (11,598,053) (849,169) 8,059,524 612,398
Balanced - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (64,900,510) (4,737,218) 39,423,855 2,963,171
Moderate - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (449,175) (36,186) (18,659) (1,605)
Moderate - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (6,301,536) (501,318) (115,057) (10,529)
Moderate - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (27,114,352) (2,157,862) 9,535,198 742,047
Conservative - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (1,184,289) (51,328) 307,064 13,873
Conservative - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (3,492,690) (150,645) 824,571 34,976
Conservative - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . (26,029,533) (1,121,123) 10,766,010 454,408
Dynamic - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (4,488,742) (299,935) 11,877,994 777,710
Dynamic - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (5,167,425) (346,983) 3,433,754 241,798
Dynamic - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (60,930,359) (4,056,981) 83,863,110 5,758,778
Sector Rotation - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (2,347,984) (61,426) (81,187) 1,370
Sector Rotation - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (941,711) (24,443) 447,201 12,932
Sector Rotation - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . (4,258,512) (107,694) 3,183,604 90,807
Income - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (449,072) (47,982) 4,089,063 432,270
Income - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (2,441,700) (261,971) 3,202,514 341,418
Income - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (16,567,267) (1,776,571) 23,803,840 2,519,113
Money Market - Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (1,044,764,054) (1,044,682,687) (598,421,928) (598,215,247)
Money Market - Class F . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (185,068,225) (185,068,225) 623,194,183 623,194,183
Money Market - Class X . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . N/A N/A N/A N/A
Money Market - Class Y . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . N/A N/A N/A N/A

2025 Annual Report | December 31, 2025

Offsetting Assets & Liabilities. The Funds are party to enforceable master netting arrangements between counter parties, such as the securities lending agreement, which provides for the right of offset under certain circumstances, such as the event of default. The securities lending transactions have an overnight and continuous contractual maturity. Risks arise from the possible inability of counterparties to meet the terms of their contracts.
The table below reflects the offsetting assets and liabilities relating to securities lending, futures contracts, and repurchase agreements shown on the Statements of Assets and Liabilities at December 31, 2025 .
Investment Transactions and Related Activity. The Funds record security transactions on the trade date. Securities purchased or sold on a when-
issued or delayed-delivery basis may be settled 15 days or more after the trade date. Gains and losses realized from the sale of securities are determined on the specific identification basis. Dividend income and dividend expenses are recognized on the ex-dividend date and interest income
(including amortization of premium and accretion of discount) is recognized as earned. Short-term capital gain distributions from underlying funds are classified as dividend income for financial reporting purposes. Long-term capital gains distributions are separately stated. Discounts and premiums are amortized using the effective yield over the lives of the respective securities. Distributions received from partnerships are recorded as return of capital distributions. Withholding taxes on foreign dividends, if applicable, have been provided for in accordance with the Funds’
understanding of the applicable country’s tax rules and rates.
A Fund may purchase securities on a forward commitment or when-issued basis. A Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-
delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into which may result in a realized gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Description/Fund (1)
Gross Amounts
of Recognized
Assets/
Liabilities
Gross Amounts
Offset in the
Statements
of Assets and
Liabilities
Net Amounts
Presented in
the Statements
of Assets and
Liabilities
Financial
Instruments (2)
Collateral
Pledged
(Received) (2) Net Amount
Assets:
Futures Contracts
Muirfield .................... $ 2,918,497 $ (1,042,884) $ 1,875,613 $ – $ – $ 1,875,613
Spectrum ................... 606,123 (348,739) 257,384 – – 257,384
Balanced ................... 809,788 (134,574) 675,214 – – 675,214
Moderate ................... 243,080 (43,242) 199,838 – – 199,838
Conservative ................. 117,982 (32,429) 85,553 – – 85,553
Dynamic .................... 1,417,025 (651,584) 765,441 – – 765,441
Sector Rotation ............... 108,139 – 108,139 – – 108,139
Repurchase Agreements (3)
Money Market ................ 90,000,000 – 90,000,000 (90,000,000) – –
Liabilities:
Futures Contracts
Global ..................... (56,028) 20,344 (35,684) – 35,684 –
(1) There were no securities on loan as of December 31, 2025. The amounts for futures contracts include unrealized gain/loss as presented on each Fund's
Schedule of Investments.
(2) The amount is limited to the net amounts of financial assets and liabilities and accordingly does not include excess collateral pledged.
(3) The Government Money Market Fund owned a repurchase agreement through a counterparty named RBC Capital Markets with a weighted average maturity of
2 days.

2025 Annual Report | December 31, 2025

Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.
Credit Risk. The Funds are subject to credit risk with respect to cash balances held at its custodian and prime broker. Cash held at the custodian, at times, may exceed federally insured limits. The Funds monitor the creditworthiness of its custodian to mitigate this risk. Cash and cash equivalents held at the Funds’ prime broker are maintained in margin accounts in connection with the Funds’ investment and derivative activities. These balances are not covered by federal deposit insurance and may be subject to the broker’s credit risk. In the event of insolvency of the broker, recovery of cash and securities held by the broker may be delayed or limited. Management believes the risk of loss to be remote based on the broker’s financial strength and regulatory oversight.
3. Securities Valuations
The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are as follows:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’
own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.
Equity securities (including publicly traded partnerships, real estate investment trusts, American depositary receipts, exchange traded funds, and common stock). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation and are categorized in level 1 of the fair value hierarchy.
Investments in registered open-end investment companies, including money market funds, are valued at the daily redemption net asset value as reported by the underlying fund and are categorized in level 1 of the fair value hierarchy.
Short-term notes (including bank obligations, commercial paper, corporate obligations, repurchase agreements, U.S. government agency obligations, and floating rate demand notes) . Short-term notes held in the Funds maturing more than sixty days after the valuation date, are valued at the last sales price as of the close of business on the day of valuation, or, lacking any sales, at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. When valued at the last sales price, the securities will be categorized as level 1. When using bid prices or yield equivalents, they will be categorized as level 2. When such securities are valued within sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity, which approximates fair value, and will be categorized as level 2. The Money Market Fund values all of its positions at amortized cost.
Certificates of deposit. Certificates of deposit are valued at acquisition cost, which approximates fair value, and will be categorized as level 2. The
Money Market Fund values all of its positions at amortized cost.
U.S. government obligations. U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. In either case, these securities will be categorized as level 2. The Money Market Fund values all of its positions at amortized cost.

2025 Annual Report | December 31, 2025

Restricted securities (equity and debt). Restricted securities for which quotations are not readily available are valued at fair value as determined by the Trustees. Depending on the relative significance of valuation inputs, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy.
Derivative instruments (futures contracts). Listed derivative instruments that are actively traded, including futures contracts, are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.
In the event market quotations or evaluated prices obtained from a pricing service are not readily available when the NAV is calculated, the Funds will utilize the fair value of the investment. This may occur in the event the Funds cannot obtain current market quotations for a security, cannot obtain current evaluated prices from a pricing service, or the price furnished is not deemed reliable and representative of the fair value of the security. In these cases, the Valuation & Pricing Committee, established and designated by the Board of Trustees as its valuation designee pursuant to Rule 2a-5 under the 1940 Act, determines the fair value of the security in accordance with procedures adopted by the Adviser. Depending on the method used to determine fair value, valuations for these securities may be classified as Level 2 or Level 3 as appropriate in the fair value hierarchy.
The Valuation & Pricing Committee is responsible for determining the fair value of investments for which market quotations are not readily available.
The Valuation & Pricing Committee is also authorized to select and retain pricing services to provide fair value evaluations of the current value of certain investments for which market quotations are not readily available. The Valuation & Pricing Committee supervises various methods used to review market quotations and evaluated prices for reliability, including the resolution of price challenges by the Adviser to evaluated prices for a given security. In the event market quotations or evaluated prices are not readily available for an investment, the Valuation & Pricing Committee will determine the fair value of the investment in accordance with its procedures. Fair valuations are periodically reviewed by the Board of Trustees, which maintains oversight of the Adviser’s fair valuation policy and procedures.
For the year ended December 31, 2025 , the Funds did not hold any assets at any time in which significant unobservable inputs were used in determining fair value. Therefore, no reconciliation of level 3 securities is provided. However, the Funds have disclosed holding level 3 securities with fair valuations of zero. The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of
December 31, 2025 .
Muirfield - Assets/(Liabilities) Level 1 Level 2 Level 3 Total
Common Stocks * ................................ $ 760,489,232 $ — $ — $ 760,489,232
Warrants ..................................... — — — —
Money Market Registered Investment Companies .......... 332,451,306 — — 332,451,306
Total ........................................ $ 1,092,940,538 $ — $ — $ 1,092,940,538
Trustee Deferred Compensation ** ..................... $ 621,051 $ — $ — $ 621,051
Futures Contracts *** .............................. $ 1,875,613 $ — $ — $ 1,875,613
Spectrum - Assets/(Liabilities) Level 1 Level 2 Level 3 Total
Common Stocks - Long * ........................... $ 239,551,253 $ — $ — $ 239,551,253
Warrants ..................................... — — — —
Money Market Registered Investment Companies .......... 7,633,235 — — 7,633,235
Total ........................................ $ 247,184,488 $ — $ — $ 247,184,488
Common Stocks - Short * ........................... $ (51,933,221) $ — $ — $ (51,933,221)
Trustee Deferred Compensation ** ..................... $ 114,803 $ — $ — $ 114,803
Futures Contracts *** .............................. $ 257,384 $ — $ — $ 257,384
Global - Assets/(Liabilities) Level 1 Level 2 Level 3 Total
Common Stocks * ................................ $ 13,146,540 $ — $ — $ 13,146,540
Warrants ..................................... — — — —
Registered Investment Companies .................... 14,309,051 — — 14,309,051
Money Market Registered Investment Companies .......... 10,950,323 — — 10,950,323
Total ........................................ $ 38,405,914 $ — $ — $ 38,405,914
Trustee Deferred Compensation ** ..................... $ 184,914 $ — $ — $ 184,914
Futures Contracts *** .............................. $ (35,684) $ — $ — $ (35,684)

2025 Annual Report | December 31, 2025

Balanced - Assets/(Liabilities) Level 1 Level 2 Level 3 Total
Common Stocks * ................................ $ 273,109,461 $ — $ — $ 273,109,461
Warrants ..................................... — — — —
Registered Investment Companies .................... 126,627,925 — — 126,627,925
Money Market Registered Investment Companies .......... 34,131,235 — — 34,131,235
Total ........................................ $ 433,868,621 $ — $ — $ 433,868,621
Trustee Deferred Compensation ** ..................... $ 381,980 $ — $ — $ 381,980
Futures Contracts *** .............................. $ 675,214 $ — $ — $ 675,214
Moderate - Assets/(Liabilities) Level 1 Level 2 Level 3 Total
Common Stocks * ................................ $ 79,780,582 $ — $ — $ 79,780,582
Warrants ..................................... — — — —
Registered Investment Companies .................... 92,544,006 — — 92,544,006
Money Market Registered Investment Companies .......... 15,835,228 — — 15,835,228
Total ........................................ $ 188,159,816 $ — $ — $ 188,159,816
Trustee Deferred Compensation ** ..................... $ 88,529 $ — $ — $ 88,529
Futures Contracts *** .............................. $ 199,838 $ — $ — $ 199,838
Conservative - Assets/(Liabilities) Level 1 Level 2 Level 3 Total
Common Stocks * ................................ $ 37,197,925 $ — $ — $ 37,197,925
Warrants ..................................... — — — —
Registered Investment Companies .................... 110,745,770 — — 110,745,770
Money Market Registered Investment Companies .......... 13,253,361 — — 13,253,361
Total ........................................ $ 161,197,056 $ — $ — $ 161,197,056
Trustee Deferred Compensation ** ..................... $ 151,946 $ — $ — $ 151,946
Futures Contracts *** .............................. $ 85,553 $ — $ — $ 85,553
Dynamic - Assets/(Liabilities) Level 1 Level 2 Level 3 Total
Common Stocks * ................................ $ 246,238,020 $ — $ — $ 246,238,020
Warrants ..................................... — — — —
Registered Investment Companies .................... 21,283,722 — — 21,283,722
Money Market Registered Investment Companies .......... 198,222,593 — — 198,222,593
Total ........................................ $ 465,744,335 $ — $ — $ 465,744,335
Trustee Deferred Compensation ** ..................... $ 414,171 $ — $ — $ 414,171
Futures Contracts *** .............................. $ 765,441 $ — $ — $ 765,441
Sector Rotation - Assets/(Liabilities) Level 1 Level 2 Level 3 Total
Common Stocks * ................................ $ 24,316,763 $ — $ — $ 24,316,763
Preferred Stock ................................. 2 — — 2
Registered Investment Companies .................... 2,006,422 — — 2,006,422
Money Market Registered Investment Companies .......... 14,114,134 — — 14,114,134
Total ........................................ $ 40,437,321 $ — $ — $ 40,437,321
Trustee Deferred Compensation ** ..................... $ 115,042 $ — $ — $ 115,042
Futures Contracts *** .............................. $ 108,139 $ — $ — $ 108,139
Income - Assets/(Liabilities) Level 1 Level 2 Level 3 Total
Registered Investment Companies .................... $ 125,733,232 $ — $ — $ 125,733,232
Money Market Registered Investment Companies .......... 5,875,121 — — 5,875,121
Total ........................................ $ 131,608,353 $ — $ — $ 131,608,353
Trustee Deferred Compensation ** ..................... $ 136,756 $ — $ — $ 136,756

2025 Annual Report | December 31, 2025

4. Investment Transactions
For the year ended December 31, 2025 , the cost of purchases and proceeds from sales or maturities of long-term investments for the Funds, excluding U.S. Government investments, were as follows:
For the year ended December 31, 2025 , there were no purchases, sales, or maturities of long-term U.S. Government investments for the Funds.
5. Investment Advisory Fees and Other Transactions with Affiliates and Non-Affiliates
Meeder Asset Management, Inc. (“MAM”), a wholly-owned subsidiary of Meeder Investment Management, Inc. (“Meeder”), provides the Funds with investment management, research, statistical and advisory services pursuant to the terms of an Investment Advisory Agreement. The services of
MAM will terminate automatically if assigned and may be terminated without penalty at any time upon 60 days prior written notice by majority vote of the Fund, by the Trustees of the Fund, or by MAM. For such services the Funds pay a monthly fee at the following annual rates:
Fee Waivers & Expense Limitation Agreements. MAM can contractually agree to reduce its advisory fees or limit total annual ordinary fund operating expenses for certain Funds pursuant to written agreements that may only be amended or terminated with the approval of the Board. The sums waived or reimbursed under these agreements would not be subject to recoupment. During the year ended December 31, 2025, $2,058,097 of investment advisory fees were contractually waived in Money Market.
Money Market - Assets/(Liabilities) Level 1 Level 2 Level 3 Total
Repurchase Agreements ........................... $ — $ 90,000,000 $ — $ 90,000,000
U.S. Government Agencies .......................... — 667,144,996 — 667,144,996
U.S. Treasury Bills ............................... — 211,513,048 — 211,513,048
U.S. Treasury Notes .............................. — 64,353,215 — 64,353,215
Money Market Registered Investment Companies .......... 88,721,210 — — 88,721,210
Total ........................................ $ 88,721,210 $ 1,033,011,259 $ — $ 1,121,732,469
Trustee Deferred Compensation ** ..................... $ 13,749 $ — $ — $ 13,749
* See schedules of investments for industry classifications.
** A corresponding liability exists that is marked to market and is considered Level 1 in the fair value hierarchy.
*** Futures contracts include unrealized gain/loss on contracts open at December 31, 2025.
Purchases
Sales
Muirfield ..................................................................... $ 2,113,759,162 $ 2,105,989,139
Spectrum .................................................................... 540,099,640 546,818,711
Global ...................................................................... 50,934,407 44,313,830
Balanced .................................................................... 913,615,140 888,675,316
Moderate .................................................................... 336,147,199 319,746,912
Conservative .................................................................. 240,127,717 217,052,072
Dynamic ..................................................................... 706,310,746 698,914,245
Sector Rotation ................................................................ 41,099,212 41,148,129
Income ...................................................................... 279,371,105 219,042,159
Percentage of Average
Daily Net Assets up to
$50 Million
Percentage of Average
Daily Net Assets
Exceeding $50 Million up
to $100 Million
Percentage of Average
Daily Net Assets
Exceeding $100 Million
up to $200 Million
Percentage of Average
Daily Net Assets
Exceeding $200 Million
Muirfield ..................................................... 1.00% 0.75% 0.60% 0.60%
Spectrum .................................................... 0.75% 0.75% 0.75% 0.60%
Global ......................................................... 0.75% 0.75% 0.75% 0.60%
Balanced .................................................... 0.75% 0.75% 0.75% 0.60%
Moderate .................................................... 0.60% 0.60% 0.60% 0.60%
Conservative ............................................... 0.50% 0.50% 0.50% 0.50%
Dynamic ..................................................... 0.75% 0.75% 0.75% 0.60%
Sector Rotation ........................................... 0.75% 0.75% 0.60% 0.60%
Income ....................................................... 0.40% 0.40% 0.20% 0.20%
Money Market ............................................. 0.40% 0.40% 0.25% 0.25%

2025 Annual Report | December 31, 2025

Mutual Funds Service Co. (“MFSCo”), a wholly-owned subsidiary of Meeder, serves as stock transfer, dividend disbursing and shareholder services agent for each Fund. In compensation for such services, each Fund pays MFSCo a monthly fee at an annual rate equal to the greater of the following:
Management may voluntarily waive and/or reimburse fees for any Fund. During the year ended December 31, 2025 , MFSCo voluntarily waived/
reimbursed the following transfer agent fees:
Minimum Fee
Percentage of Average
Daily Net Assets up to
$500 Million
Percentage of Average
Daily Net Assets
Exceeding $500
Million
Muirfield ............................................................................................................ $ 4,000 0.12% 0.03%
Spectrum ........................................................................................................... 4,000 0.12% 0.03%
Global ................................................................................................................ 4,000 0.12% 0.03%
Balanced ........................................................................................................... 4,000 0.12% 0.03%
Moderate ........................................................................................................... 4,000 0.12% 0.03%
Conservative ...................................................................................................... 4,000 0.12% 0.03%
Dynamic ............................................................................................................ 4,000 0.12% 0.03%
Sector Rotation .................................................................................................. 4,000 0.12% 0.03%
Income .............................................................................................................. 4,000 0.08% 0.03%
Money Market .................................................................................................... 4,000 0.08% 0.03%
Voluntary
Transfer
Agent Fees
Reimbursements
1
Impact of Voluntary
Transfer Agent Fees
Reimbursements to
Average Net Assets
- Retail Class
2
Impact of Voluntary
Transfer Agent Fees
Reimbursements to
Average Net Assets
- Adviser Class
3
Impact of Voluntary
Transfer Agent Fees
Reimbursements to
Average Net Assets
- Institutional Class
Muirfield ........................................
$ — N/A N/A N/A
Spectrum .......................................
— N/A N/A N/A
Global .........................................
— N/A N/A N/A
Balanced .......................................
— N/A N/A N/A
Moderate .......................................
— N/A N/A N/A
Conservative .....................................
— N/A N/A N/A
Dynamic ........................................
— N/A N/A N/A
Sector Rotation ...................................
— N/A N/A N/A
Income .........................................
— N/A N/A N/A
Voluntary
Transfer
Agent Fees
Reimbursements
Class E
Impact of Voluntary
Transfer Agent Fees
Reimbursements to
Average Net Assets
- Class E
Class F
Impact of Voluntary
Transfer Agent Fees
Reimbursements to
Average Net Assets
- Class F
Class X
Impact of Voluntary
Transfer Agent Fees
Reimbursements to
Average Net Assets
- Class X
Class Y
Impact of Voluntary
Transfer Agent Fees
Reimbursements to
Average Net Assets
- Class Y
Money Market ....................
$ 26,985 N/A N/A N/A 0.03%

2025 Annual Report | December 31, 2025

MFSCo provides the Trust with certain administrative services. In compensation for such services, each Fund pays MFSCo a monthly fee at the following annual rates:
MFSCo serves as accounting services agent for each Fund. In compensation for such services, each Fund pays MFSCo a monthly fee at an annual rate equal to the greater of a minimum fee or at a rate based on the percentage of average daily net assets. The annual rates are as follows:
Percentage of
Average Daily Net
Assets up to $50
Million
Percentage of
Average Daily Net
Assets Exceeding
$50 Million up to
$500 Million
Percentage of
Average Daily Net
Assets Exceeding
$500 Million
Muirfield ............................................................................................................................. 0.10% 0.08% 0.03%
Spectrum ............................................................................................................................ 0.10% 0.08% 0.03%
Global ................................................................................................................................. 0.10% 0.08% 0.03%
Balanced ............................................................................................................................ 0.10% 0.08% 0.03%
Moderate ............................................................................................................................ 0.10% 0.08% 0.03%
Conservative ....................................................................................................................... 0.10% 0.08% 0.03%
Dynamic ............................................................................................................................. 0.10% 0.08% 0.03%
Sector Rotation ................................................................................................................... 0.10% 0.08% 0.03%
Income ............................................................................................................................... 0.10% 0.08% 0.03%
Money Market ..................................................................................................................... 0.10% 0.08% 0.03%
Minimum Fee
Percentage of
Average Daily Net
Assets up to $10
Million
Percentage of
Average Daily Net
Assets Exceeding
$10 Million up to
$30 Million
Percentage of
Average Daily Net
Assets Exceeding
$30 Million up to
$80 Million
Percentage of
Average Daily Net
Assets Exceeding
$80 Million
Muirfield ........................................................... $ 7,500 0.15% 0.10% 0.02% 0.01%
Spectrum .......................................................... 7,500 0.15% 0.10% 0.02% 0.01%
Global ............................................................... 7,500 0.15% 0.10% 0.02% 0.01%
Balanced .......................................................... 7,500 0.15% 0.10% 0.02% 0.01%
Moderate .......................................................... 7,500 0.15% 0.10% 0.02% 0.01%
Conservative ..................................................... 7,500 0.15% 0.10% 0.02% 0.01%
Dynamic ........................................................... 7,500 0.15% 0.10% 0.02% 0.01%
Sector Rotation ................................................. 7,500 0.15% 0.10% 0.02% 0.01%
Income ............................................................. 7,500 0.15% 0.10% 0.02% 0.01%
Money Market ................................................... 30,000 0.15% 0.10% 0.02% 0.01%

2025 Annual Report | December 31, 2025

For the year ended December 31, 2025 , MAM agreed to voluntarily waive and/or reimburse investment advisory fees. The amounts voluntarily waived and/or reimbursed and the impact to the net expense ratio (excluding brokerage fees and commissions, taxes, interest, and extraordinary or non-recurring expenses) for each Fund are as follows:
Certain Funds have entered into securities lending arrangements with Huntington National Bank (“HNB”). Under the terms of the agreement, HNB is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, under normal market conditions, the Funds receive cash collateral in the amount of at least 102% of the value of securities loaned. The cash collateral is invested in short term instruments as disclosed in the Schedules of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against charges incurred by the Funds. HNB is paid a fee for administering the securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement. As of December 31, 2025 , no
Funds were loaning any securities. Any cash collateral received is invested in securities as listed in each Fund’s Schedule of Investments. During the year ended December 31, 2025 , there were no securities lent.
Voluntary
Investment
Advisory Fee
Waivers and/or
Reimbursements
1
Impact of Voluntary
Investment
Advisory Fee
Waivers and/or
Reimbursements to
Average Net Assets
- Retail Class
2
Impact of Voluntary
Investment
Advisory Fee
Waivers and/or
Reimbursements to
Average Net Assets
- Adviser Class
3
Impact of Voluntary
Investment
Advisory Fee
Waivers and/or
Reimbursements to
Average Net Assets
- Institutional Class
Muirfield ........................................ $ – N/A N/A N/A
Spectrum ....................................... – N/A N/A N/A
Global ......................................... – N/A N/A N/A
Balanced ....................................... – N/A N/A N/A
Moderate ....................................... – N/A N/A N/A
Conservative ..................................... – N/A N/A N/A
Dynamic ........................................ 200,000 0.05% 0.05% 0.05%
Sector Rotation ................................... – N/A N/A N/A
Income ......................................... 110,000 0.09% 0.09% 0.09%
Voluntary
Investment
Advisory Fee
Waivers and/or
Reimbursements
Class E
Impact of Voluntary
Investment
Advisory Fee
Waivers and/or
Reimbursements to
Average Net Assets
- Class E
Class F
Impact of Voluntary
Investment
Advisory Fee
Waivers and/or
Reimbursements to
Average Net Assets
- Class F
Class X
Impact of Voluntary
Investment
Advisory Fee
Waivers and/or
Reimbursements to
Average Net Assets
- Class X
Class Y
Impact of Voluntary
Investment
Advisory Fee
Waivers and/or
Reimbursements to
Average Net Assets
- Class Y
Money Market .................... $ 78,840 0.01% 0.01% 0.03% 0.03%

2025 Annual Report | December 31, 2025

The Funds have adopted a written plan pursuant to Rule 12b-1 of the 1940 Act that allows the Funds to pay fees for the sale and distribution of Fund shares and for services provided to Fund shareholders. 12b-1 fees are paid by the Funds to financial intermediaries, securities brokers, investment advisers, and other persons, including affiliates of MAM. For the year ended December 31, 2025 , total 12b-1 plan expense payments made to the
Funds’ affiliated distributor was $ 73,157 . The Funds’ affiliated distributor did not receive any brokerage commissions from executed trades from the Funds. The annual adopted 12b-1 plan maximum limitations for the year ended December 31, 2025 , are as follows:
The Funds have adopted a shareholder services plan that allows the Funds to pay financial intermediaries and other persons, including “platforms,”
for providing shareholder and administrative services to Fund shareholders and maintaining shareholder accounts. The annual adopted shareholder services plan maximum limitations for the year ended December 31, 2025 are as follows:
The Funds have adopted a Deferred Compensation Plan (the “Plan”) for the independent Trustees. Under the Plan, each eligible Trustee is permitted to defer all or a portion of the trustees fees payable by any of the Funds as an investment into any combination of Funds until a specified point of time. The investment into the Funds is recorded as an asset however an offsetting liability is also recorded for the deferred payment. Amounts deferred under the Plan may be distributed in a lump sum or generally equal annual installments over a period of up to ten (10) years to the eligible
Trustee(s). The Funds may terminate this Plan at any time.
Certain Trustees and officers of the Funds are also officers or directors of Meeder, MAM, and MFSCo.
Maximum Annual
12b-1 Plan Expense
as a Percentage of
Average Daily Net
Assets - Class E
Maximum Annual
12b-1 Plan Expense
as a Percentage of
Average Daily Net
Assets - Retail Class
Maximum Annual
12b-1 Plan Expense
as a Percentage of
Average Daily Net
Assets - Adviser
Class
Maximum Annual
12b-1 Plan Expense
as a Percentage of
Average Daily Net
Assets - Institutional
Class
12b-1 Plan Expense
Payments Made to
Affiliates
Muirfield ............................... N/A 0.20% N/A N/A $ 27,135
Spectrum .............................. N/A 0.25% N/A N/A 647
Global ................................. N/A 0.25% N/A N/A 1,585
Balanced .............................. N/A 0.25% N/A N/A 3,362
Moderate .............................. N/A 0.25% N/A N/A 314
Conservative .......................... N/A 0.25% N/A N/A 6,030
Dynamic ............................... N/A 0.25% N/A N/A 15,877
Sector Rotation ........................ N/A 0.20% N/A N/A 16,895
Income ................................ N/A 0.25% N/A N/A 1,312
Money Market ......................... 0.20% N/A N/A N/A N/A
Maximum Annual
Shareholder Services
Plan Expense as a
Percentage of Average
Daily Net Assets - Retail
Class
Maximum Annual
Shareholder Services
Plan Expense as a
Percentage of Average
Daily Net Assets -
Adviser Class
Maximum Annual
Shareholder Services
Plan Expense as a
Percentage of Average
Daily Net Assets -
Institutional Class
Maximum Annual
Shareholder Services
Plan Expense as a
Percentage of Average
Daily Net Assets - Class Y
Muirfield ..................................................... 0.20% 0.25% 0.10% N/A
Spectrum .................................................... 0.20% 0.25% 0.10% N/A
Global ......................................................... 0.20% 0.25% 0.10% N/A
Balanced .................................................... 0.20% 0.25% 0.10% N/A
Moderate .................................................... 0.20% 0.25% 0.10% N/A
Conservativ ................................................. 0.20% 0.25% 0.10% N/A
Dynamic ..................................................... 0.20% 0.25% 0.10% N/A
Sector Rotation 0.20% 0.25% 0.10% N/A
Income ....................................................... 0.20% 0.25% 0.10% N/A
Money Market ............................................. N/A N/A N/A 0.15%

2025 Annual Report | December 31, 2025

During the year ended December 31, 2025 , several of the Funds invested in the Government Money Market Fund, an affiliate, as described in
Section 2(a)(3) of the Investment Company Act of 1940. The purchases/sales amounts in the following table are presented on a gross basis, while the statement of changes in net assets shows subscriptions and redemptions into and out of the Government Money Market Fund on a net basis.
The Funds’ investments in the Government Money Market Fund, which had a 7-day yield of 3.58% on December 31, 2025 , were as follows:
6. Federal Tax Information
The following information is computed on a tax basis for each item as of December 31, 2025 :
The tax characteristics of dividends paid by the Funds during the year ended December 31, 2025 were as follows:
12/31/24
Fair Value Purchases Sales
Realized
Gains
(Losses)
12/31/25
Cost
Change in
Unrealized Income
12/31/25
Fair Value
Muirfield ........... $ 279,391,275 $ 192,864,254 $ (139,804,223) $ — $ 332,451,306 $ — $ 12,356,879 $ 332,451,306
Spectrum .......... 8,300,043 40,728,378 (41,395,186) — 7,633,235 — 292,054 7,633,235
Global ............ 18,266,021 16,135,351 (23,451,049) — 10,950,322 — 741,725 10,950,323
Balanced .......... 68,141,858 76,934,121 (110,944,744) — 34,131,235 — 2,128,129 34,131,235
Moderate .......... 34,622,014 45,357,176 (64,143,962) — 15,835,228 — 998,269 15,835,228
Conservative ........ 26,346,433 58,324,468 (71,417,540) — 13,253,361 — 802,041 13,253,361
Dynamic ........... 135,208,531 139,285,383 (76,271,321) — 198,222,593 — 6,381,174 198,222,593
Sector Rotation ...... 13,369,344 13,004,113 (12,259,323) — 14,114,134 — 535,388 14,114,134
Income ............ 39,548,665 118,490,053 (152,163,597) — 5,875,121 — 824,561 5,875,121
Tax Cost
of Portfolio
Investments
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation/
Depreciation
Muirfield .......................................... $ 904,657,765 $ 209,332,790 $ (21,050,017) $ 188,282,773
Spectrum ......................................... 131,344,521 71,083,555 (7,176,809) 63,906,746
Global ........................................... 34,915,876 3,825,582 (335,545) 3,490,037
Balanced ......................................... 361,366,942 80,458,682 (7,957,002) 72,501,680
Moderate ......................................... 165,334,505 25,043,234 (2,217,923) 22,825,311
Conservative ....................................... 149,242,738 13,221,368 (1,267,050) 11,954,318
Dynamic .......................................... 403,311,074 69,597,769 (7,164,508) 62,433,261
Sector Rotation ..................................... 35,501,344 5,727,445 (791,468) 4,935,977
Income ........................................... 130,253,152 1,574,484 (219,284) 1,355,200
Money Market ...................................... 1,121,732,469 — — —
Ordinary Income
Net Short-Term
Capital Gains
Net Long-Term
Capital Gains
Total Dividends
Paid
Muirfield .......................................... $ 11,105,767 $ 8,161,498 $ 41,362,366 $ 60,629,631
Spectrum ......................................... 1,728,710 3,618,670 5,761,190 11,108,570
Global ........................................... 571,711 1,294,206 3,244,999 5,110,916
Balanced ......................................... 5,622,649 1,181,799 9,632,258 16,436,706
Moderate ......................................... 3,959,965 275,233 3,492,406 7,727,604
Conservative ....................................... 4,619,122 — 1,868,010 6,487,132
Dynamic .......................................... 6,025,216 9,297,407 19,150,247 34,472,870
Sector Rotation ..................................... 320,912 1,773,523 1,204,582 3,299,017
Income ........................................... 6,003,346 — — 6,003,346
Money Market ...................................... 30,156,058 — — 30,156,058
Total dividends paid may differ from the amount reported in the Statements of Changes in Net Assets because for tax purposes dividends are recognized when actually paid. Short-term capital gains distributions are taxed as ordinary income.

2025 Annual Report | December 31, 2025

The tax characteristics of dividends paid by the Funds during the year ended December 31, 2024 were as follows:
As of December 31, 2025 , the components of distributable earnings/(accumulated deficit) on a tax basis for the Funds were as follows:
For federal income tax purposes, the following Funds have capital loss carryforwards as of December 31, 2025 , which are not subject to expiration and are available to offset future capital gains, if any. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders:
Ordinary Income
Net Short-Term
Capital Gains
Net Long-Term
Capital Gains
Total Dividends
Paid
Muirfield .......................................... $ 12,266,881 $ 37,511,954 $ 86,505,777 $ 136,284,612
Spectrum ......................................... 2,327,006 574,325 16,391,255 19,292,586
Global ........................................... 831,453 899,680 2,896,748 4,627,881
Balanced ......................................... 6,981,414 14,022,146 30,028,972 51,032,532
Moderate ......................................... 4,277,586 4,289,216 3,169,799 11,736,601
Conservative ....................................... 4,058,332 — — 4,058,332
Dynamic .......................................... 5,590,434 13,016,800 31,382,972 49,990,206
Sector Rotation ..................................... 458,794 6,639 5,909,859 6,375,292
Income ........................................... 3,889,166 — — 3,889,166
Money Market ...................................... 28,288,371 5,780 — 28,294,151
Total dividends paid may differ from the amount reported in the Statements of Changes in Net Assets because for tax purposes dividends are recognized when actually paid. Short-term capital gains distributions are taxed as ordinary income.
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gain
Accumulated
Capital and Other
Gains and (Losses)
Unrealized
Appreciation/
(Depreciation)*
Total Distributable
Earnings/
(Accumulated Deficit)
Muirfield ......................... $ 3,941,516 $ 8,003,264 $ (523,887) $ 188,282,773 $ 199,703,666
Spectrum ........................ 8,122 4,448,847 (100,873) 63,906,746 68,262,842
Global .......................... 76,949 43,856 (149,204) 3,490,037 3,461,638
Balanced ........................ 1,019,748 1,545,662 (320,672) 72,501,680 74,746,418
Moderate ........................ 1,476,299 263,885 (78,200) 22,825,311 24,487,295
Conservative ...................... 123,684 267,054 (126,129) 11,954,318 12,218,927
Dynamic ......................... 1,047,184 5,577,210 (337,775) 62,433,261 68,719,880
Sector Rotation .................... 639,875 506,409 (93,898) 4,935,977 5,988,363
Income .......................... 122,469 — (9,825,608) 1,355,200 (8,347,939)
Money Market ..................... 130,456 — (12,134) — 118,322
* The difference between book- and tax-basis unrealized appreciation/(depreciation) are attributable primarily to: wash sales, the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments, return of capital basis adjustments, and the capitalization of short dividend expense.
Short-Term Capital
Loss Carryforward
Long-Term Capital
Loss Carryforward
Capital Loss
Carryforward Utilized
Muirfield ................................................... $ — $ — $ —
Spectrum .................................................. — — —
Global .................................................... — — —
Balanced .................................................. — — —
Moderate .................................................. — — —
Conservative ................................................ — — 1,548,643
Dynamic ................................................... — — —
Sector Rotation .............................................. — — —
Income .................................................... 9,089,705 620,428 1,696,191
Money Market ............................................... — — —

2025 Annual Report | December 31, 2025

7. Control Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of December 31, 2025 , beneficial owners that held more than 25% of the voting securities of the Funds and may be deemed to control the Funds are as follows:
8. Contingencies and Commitments
The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds.
Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
9. Subsequent Events
Effective January 1, 2026, the annual investment advisory fee payable to Meeder Asset Management, Inc. for management of the Government
Money Market Fund was reduced to 0.15%. Due to an existing contractual waiver of advisory fees for all share classes of the Government Money
Market Fund, this change has no effect on the net Total Annual Fund Operating Expenses After Fee Waivers. For more information regarding the
Fund’s investment advisory fee, please refer to the Fund’s prospectus.
10. Changes in and Disagreements with Accountants
There were no changes in Accountants, nor were there any disagreements with Accountants during the reporting period.
11. Proxy Disclosures
There were no proxy disclosure requirements during the reporting period.
Fund
Beneficial Owner
Percent of Voting
Securities
Money Market Muirfield 30%

2025 Annual Report | December 31, 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of
Meeder Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Meeder Funds comprising
Muirfield Fund, Spectrum Fund, Global Allocation Fund, Balanced Fund, Moderate Allocation Fund, Conservative Allocation Fund, Dynamic Allocation
Fund, Sector Rotation Fund, Tactical Income Fund, and Government Money Market Fund (the “Funds”) as of December 31, 2025 , the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025 , the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of
America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 , by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2004.
COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
February 26, 2026

2025 Annual Report | December 31, 2025

Board Review and Approval of Investment Advisory Agreement (unaudited)
Approval Process. Pursuant to the Investment Company Act of 1940 (“1940 Act”), the Board is required to consider the continuation of the Funds’
investment advisory agreement on an annual basis. It is the duty of the Board to request as much information as is reasonably necessary to evaluate the terms of the Agreement to determine whether the Agreement is fair to each Fund and its shareholders. Prior to the meeting, the Board requested, and the Adviser provided, both written and oral reports containing information and data related to the following: (i) the nature, extent, and quality of the services provided by the Adviser to the Funds; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services to be provided and the profits to be realized by the Adviser from the relationship with the Funds; (iv) the extent to which economies of scale will be realized as a Fund grows; and (v) whether the fee level reflects these economies of scale to the benefit of the Funds’ shareholders. In reaching the decision to renew the Agreement, the Board also took into account information furnished throughout the year at regular Board meetings. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Funds, as well as periodic reports on shareholder services, legal compliance, pricing, brokerage commissions, execution and other services provided by the Adviser and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Funds prepared by Broadridge Financial
Solutions, Ltd. (“Broadridge”), an independent organization, as well as the Funds’ profitability analysis prepared by the Adviser. The Broadridge report compared each Fund’s advisory fees and expenses with those of other mutual funds deemed comparable to the Fund. The Funds’ profitability analysis discussed the profitability to the Adviser and Mutual Funds Service Co., an affiliate of the Adviser, from the overall Funds’ operations, as well as an analysis based on the profitability resulting from the operation of each individual Fund, utilizing expense allocation methodologies deemed reasonable by the Adviser. In considering such materials, the Independent Trustees also received assistance and advice from and met separately with the Funds’ Independent Legal Counsel and the Chief Compliance Officer prior to the meeting. In their deliberations, the Board considered the terms of the existing Agreement between the Funds and the Adviser. While attention was given to all the information furnished, the Board made the following specific findings in connection with its decision to renew the Agreement:
The Board began its review by giving careful consideration to the nature, extent and quality of the services provided by the Adviser and its affiliates, including the reputation, qualifications, experience, and capabilities of the personnel performing these services. The Board considered the qualifications of the investment management team and the resources committed to maintaining and improving the Adviser’s quantitative models.
The Board noted that the Adviser and its affiliates provide a series of additional administrative services for the Funds, including fund accounting, transfer agency and compliance services, and recognized the continuing expenditures made to support and improve the scope of those services.
The Board reviewed pending material litigation (or lack thereof), insurance coverage, and the Adviser’s business continuity and information security practices. Consideration also was given to the Adviser’s compliance resources and policies, including the periodic reporting provided to the Board. In making its judgment, the Board also considered the Adviser’s continual management of investment, operational, enterprise, legal and regulatory risk as it relates to the Funds as well as the manner in which the Adviser addressed new regulatory burdens that became effective during the preceding year. Taking into account the personnel involved in servicing the Funds, as well as the materials provided by the Adviser, the Board expressed satisfaction with the quality, extent, and nature of the services provided by the Adviser.
Next, the Board reviewed the investment performance of each Fund. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the performance reports prepare by Broadridge that showed the investment performance of each Fund for the one-, three-, five-, and ten-year periods, as applicable, ended June
30, 2024, in comparison to a securities market benchmark and a performance universe of funds with investment objectives similar to each Fund’s investment objectives (“Performance Peer Group”). The Board evaluated performance in light of the investment strategy pursued by the Adviser, measures of investment risk, and steps taken by the Adviser to mitigate risk through active management of the portfolio. The Board noted that each Fund generally outperformed or performed in line with its benchmark and Performance Peer Group, other than the Sector Rotation Fund and Tactical Income Fund. The Trustee noted that the investment strategy of the Sector Rotation Fund changed on April 1, 2024, after periods of underperformance. The Trustees determined to give the Fund time to show improved performance. The Adviser also noted that the Tactical Income
Fund tends to underperform in a rising interest rate environment. The Board noted the Adviser’s continued efforts to improve performance and improve the quantitative models. The Board concluded that the Funds’ investment results have been satisfactory for renewal of the Agreement and that the Adviser’s record in managing the Funds indicated that its continued management would benefit the Funds and their shareholders.
The Board then considered the cost of services provided by the Adviser and considered an analysis prepared by Broadridge comparing the advisory fees and expense ratios of each Fund with those of a group of other relevant funds (“Expense Peer Group”). The Board observed that the Funds’
advisory fees and expenses were well within the range of those of the Expense Peer Groups. The Adviser stated that the advisory fees for the Sector
Rotation Fund and Global Allocation Fund were in line with the median advisory fee for Expense Peer Group and above or in line with the average advisory fee for the Expense Peer Group. However, the Board noted the smaller asset size of the Funds, the general outperformance of the Global
Allocation Fund compared to its benchmark and Performance Peer Group , and the fee waivers in place for the Sector Rotation Fund and certain funds in the Expense Peer Group. The Adviser also explained that the average advisory fee for those Funds will decline under the current fee schedule as assets grow. The Board noted that the advisory fee for the Dynamic Allocation Fund were in line with the median advisory fee for Expense Peer
Group and slightly above average advisory fee for the Expense Peer Group, while the advisory fee for the Moderate Allocation Fund and was above both the median and average advisory fee for its Expense Peer Group. The Board noted that both Funds provide tactical assets allocation services, which other funds in the Expense Peer Group do not provide. The Board also noted the outperformance of both Funds compared to their benchmarks and Performance Peer Groups. The Boarded considered that the advisory fee for the Government Money Market Fund was above the median and average fee for the Fund’s peer group, but also considered that the Adviser is waiving the entire advisory fee. The Board noted that the Adviser does

2025 Annual Report | December 31, 2025

not mange or sub-advise any other mutual fund, pooled investment vehicle or separately managed accounts with investment strategies comparable to those of the Funds. The Board was satisfied with the Adviser’s continued efforts to reduce fees and expenses. The Board concluded that the Funds’
cost structures were fair and reasonable in relation to the services provided and the performance of the Funds, and that the Funds’ shareholders receive reasonable value in return for the advisory fees and other amounts paid to the Adviser by the Funds.
Next, the Board also considered the level of profits realized by the Adviser and MFSCO, an affiliate of the Adviser, its affiliates in connection with the operation of the Funds. In this respect, the Board reviewed a profitability analysis that addresses the overall profitability of the Meeder Funds’
business as well as the profitability resulting from the operation of each Fund, utilizing expense allocation methodologies deemed reasonable by the Adviser. The Board also took into account management’s expenditures in improving shareholder services provided to the Funds, as well as the need to meet additional regulatory and compliance requirements resulting from recent U.S. Securities and Exchange Commission rulemaking. The
Board determined that the level of profits realized by the Adviser under its Agreement with the Funds was not excessive in view of the nature, quality and extent of services provided.
The Board also considered whether the Funds realize economies of scale as they grow and the extent to which these economies are reflected in the level of advisory fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that economies of scale may develop for certain Funds as their assets increase, and their Fund level expenses decline as a percentage of assets. The Board also considered whether the advisory fee rate is reasonable in relation to the asset size of each Fund and any economies of scale that may exist. The
Board acknowledged that the advisory fee structure for each Fund is reasonable and in most instances is tiered by assets under management, allowing the shareholders to benefit from economies of scale as the Funds grow in size. The Board expressed continued satisfaction with each
Fund’s fee structure under its Agreement.
Finally, the Board considered ancillary benefits received by the Adviser as a result of its relationship with the Trust, including its access to research that benefits other clients and other advisory services offered by the Adviser and its affiliates. The Board also considered the fees paid to the
Adviser’s affiliates for fund accounting, transfer agent, fund administration, and distribution services for the Funds. Fees for these services were considered separately in the profitability analysis and the Board considered the revenue and expenses incurred by the Adviser and its affiliates in providing these services. The Board also took into consideration additional contractual breakpoints in certain affiliated service agreements. The
Board also considered the benefits derived by the Adviser from soft dollar arrangements, noting that these arrangements are subject to regular reporting and oversight. The Board took the ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to the Adviser by the Funds.
Based upon the information provided by the Adviser, the Board, including all of its Independent Trustees, was satisfied that the terms of the
Agreement, including the existing advisory fee structure, are fair and reasonable and in the best interest of the Funds and their shareholders. In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling; and each Trustee assigned different weights to various factors considered.
Other Information (unaudited)
The Trust files a complete schedule of portfolio holdings for the first and third quarters of each fiscal year on Form N-PORT. In addition, Money Market files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Forms N-PORT and N-MFP are available on the SEC’s website at www.sec.gov. Information regarding Fund holdings is also available at www.meederinvestment.com.
The investment adviser is responsible for exercising the voting rights associated with the securities purchased or held by the Funds. A description of the policies and procedures that the adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the most recent 12-month period ending June 30 are available, without charge, by calling 1-800-325-3539 or on the SEC’s website at www.sec.gov.

2025 Annual Report |

Privacy Policy – (12/25)
Privacy Policy
Meeder Investment Management and the Meeder Funds are committed to maintaining the financial privacy of our current, former and prospective customers. This policy explains how we protect the security and confidentiality of our customer’s information.
PERSONAL INFORMATION WE COLLECT
We may collect information about Meeder customers from a variety of sources, including:
Information provided by you or your representative on applications or forms, such as your name, address, date of birth, social security number and investment objectives;
Information about the transactions in your account, such as your account balance and transaction history; and
Information we obtain from third parties regarding you, to verify your identity or transfer your account.
INFORMATION WE SHARE WITH OUR AFFILIATES
Our affiliates are financial service providers that offer transfer agency, customer accounting, customer servicing, investment advisory, and other financial services. We share information with our affiliates to service your account. In addition, we may also share information with our affiliates to alert you to other products or services offered by Meeder to the extent provided by law. Information collected from customers whose accounts are opened through investment professionals is not shared with Meeder affiliates for marketing purposes.
INFORMATION WE SHARE WITH THIRD PARTIES
On occasion, we share information we collect about you with unaffiliated third parties to perform services in connection with your account, such as processing transactions, preparing and mailing account statements, and other forms of customer servicing. Information provided to third parties may not be used for any other purpose and Meeder does not permit unaffiliated third parties to use customer information to market their products or services.
HOW WE PROTECT INFORMATION ABOUT YOU
We maintain policies, and require all unaffiliated third parties to maintain policies, to safeguard customer information. We restrict access to nonpublic personal information about you to those persons who need to know that information in order to provide products and services to you. We also maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information.
WHO THIS POLICY APPLIES TO
This policy applies to customers who open relationships directly with Meeder. It applies to Meeder Funds and Meeder’s affiliated companies, including Meeder Asset Management, Meeder Advisory Services, Meeder Public Funds, Meeder Distribution Services and Mutual Funds Service
Company.
QUESTIONS
Contact us at 800-325-3539 or visit us online at www.meederinvestment.com

Manager and Investment Adviser
Meeder Asset Management, Inc.
6125 Memorial Drive
P.O. Box 7177
Dublin, Ohio 43017
Board of Trustees
Stuart M. Allen
Anthony V. D’Angelo
Robert S. Meeder, Jr.
Jeffrey R. Provence
Custodian
The Huntington National Bank
Columbus, Ohio 43215
Transfer Agent & Dividend Disbursing Agent
Mutual Funds Service Co.
6125 Memorial Drive
Dublin, Ohio 43017
Distributor
Meeder Distribution Services, Inc.
6125 Memorial Drive
Dublin, Ohio 43017
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

6125 Memorial Drive, Dublin, Ohio 43017
866.633.3371 | meederinvestment.com
01/23/26–39892
© 2026 Meeder Investment Management
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Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9.  Proxy Disclosures for Open-End Management Investment Companies.

None.

Item 10.  Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

Item 11.  Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval Process. Pursuant to the Investment Company Act of 1940 (“1940 Act”), the Board is required to consider the continuation of the Funds’ investment advisory agreement on an annual basis. It is the duty of the Board to request as much information as is reasonably necessary to evaluate the terms of the Agreement to determine whether the Agreement is fair to each Fund and its shareholders. Prior to the meeting, the Board requested, and the Adviser provided, both written and oral reports containing information and data related to the following: (i) the nature, extent, and quality of the services provided by the Adviser to the Funds; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services to be provided and the profits to be realized by the Adviser from the relationship with the Funds; (iv) the extent to which economies of scale will be realized as a Fund grows; and (v) whether the fee level reflects these economies of scale to the benefit of the Funds’ shareholders. In reaching the decision to renew the Agreement, the Board also took into account information furnished throughout the year at regular Board meetings. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Funds, as well as periodic reports on shareholder services, legal compliance, pricing, brokerage commissions, execution and other services provided by the Adviser and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Funds prepared by Broadridge Financial Solutions, Ltd. (“Broadridge”), an independent organization, as well as the Funds’ profitability analysis prepared by the Adviser. The Broadridge report compared each Fund’s advisory fees and expenses with those of other mutual funds deemed comparable to the Fund. The Funds’ profitability analysis discussed the profitability to the Adviser and Mutual Funds Service Co., an affiliate of the Adviser, from the overall Funds’ operations, as well as an analysis based on the profitability resulting from the operation of each individual Fund, utilizing expense allocation methodologies deemed reasonable by the Adviser. In considering such materials, the Independent Trustees also received assistance and advice from and met separately with the Funds’ Independent Legal Counsel and the Chief Compliance Officer prior to the meeting. In their deliberations, the Board considered the terms of the existing Agreement between the Funds and the Adviser. While attention was given to all the information furnished, the Board made the following specific findings in connection with its decision to renew the Agreement:

The Board began its review by giving careful consideration to the nature, extent and quality of the services provided by the Adviser and its affiliates, including the reputation, qualifications, experience, and capabilities of the personnel performing these services. The Board considered the qualifications of the investment management team and the resources committed to maintaining and improving the Adviser’s quantitative models. The Board noted that the Adviser and its affiliates provide a series of additional administrative services for the Funds, including fund accounting, transfer agency and compliance services, and recognized the continuing expenditures made to support and improve the scope of those services. The Board reviewed pending material litigation (or lack thereof), insurance coverage, and the Adviser’s business continuity and information security practices. Consideration also was given to the Adviser’s compliance resources and policies, including the periodic reporting provided to the Board. In making its judgment, the Board also considered the Adviser’s continual management of investment, operational, enterprise, legal and regulatory risk as it relates to the Funds as well as the manner in which the Adviser addressed new regulatory burdens that became effective during the preceding year. Taking into account the personnel involved in servicing the Funds, as well as the materials provided by the Adviser, the Board expressed satisfaction with the quality, extent, and nature of the services provided by the Adviser.

Next, the Board reviewed the investment performance of each Fund. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the performance reports prepare by Broadridge that showed the investment performance of each Fund for the one-, three-, five-, and ten-year periods, as applicable, ended June 30, 2024, in comparison to a securities market benchmark and a performance universe of funds with investment objectives similar to each Fund’s investment objectives (“Performance Peer Group”). The Board evaluated performance in light of the investment strategy pursued by the Adviser, measures of investment risk, and steps taken by the Adviser to mitigate risk through active management of the portfolio. The Board noted that each Fund generally outperformed or performed in line with its benchmark and Performance Peer Group, other than the Sector Rotation Fund and Tactical Income Fund. The Trustee noted that the investment strategy of the Sector Rotation Fund changed on April 1, 2024, after periods of underperformance. The Trustees determined to give the Fund time to show improved performance. The Adviser also noted that the Tactical Income Fund tends to underperform in a rising interest rate environment. The Board noted the Adviser’s continued efforts to improve performance and improve the quantitative models. The Board concluded that the Funds’ investment results have been satisfactory for renewal of the Agreement and that the Adviser’s record in managing the Funds indicated that its continued management would benefit the Funds and their shareholders.

The Board then considered the cost of services provided by the Adviser and considered an analysis prepared by Broadridge comparing the advisory fees and expense ratios of each Fund with those of a group of other relevant funds (“Expense Peer Group”). The Board observed that the Funds’ advisory fees and expenses were well within the range of those of the Expense Peer Groups. The Adviser stated that the advisory fees for the Sector Rotation Fund and Global Allocation Fund were in line with the median advisory fee for Expense Peer Group and above or in line with the average advisory fee for the Expense Peer Group. However, the Board noted the smaller asset size of the Funds, the general outperformance of the Global Allocation Fund compared to its benchmark and Performance Peer Group, and the fee waivers in place for the Sector Rotation Fund and certain funds in the Expense Peer Group. The Adviser also explained that the average advisory fee for those Funds will decline under the current fee schedule as assets grow. The Board noted that the advisory fee for the Dynamic Allocation Fund were in line with the median advisory fee for Expense Peer Group and slightly above average advisory fee for the Expense Peer Group, while the advisory fee for the Moderate Allocation Fund and was above both the median and average advisory fee for its Expense Peer Group. The Board noted that both Funds provide tactical assets allocation services, which other funds in the Expense Peer Group do not provide. The Board also noted the outperformance of both Funds compared to their benchmarks and Performance Peer Groups. The Boarded considered that the advisory fee for the Government Money Market Fund was above the median and average fee for the Fund’s peer group, but also considered that the Adviser is waiving the entire advisory fee. The Board noted that the Adviser does not mange or sub-advise any other mutual fund, pooled investment vehicle or separately managed accounts with investment strategies comparable to those of the Funds. The Board was satisfied with the Adviser’s continued efforts to reduce fees and expenses. The Board concluded that the Funds’ cost structures were fair and reasonable in relation to the services provided and the performance of the Funds, and that the Funds’ shareholders receive reasonable value in return for the advisory fees and other amounts paid to the Adviser by the Funds.

Next, the Board also considered the level of profits realized by the Adviser and MFSCO, an affiliate of the Adviser, its affiliates in connection with the operation of the Funds. In this respect, the Board reviewed a profitability analysis that addresses the overall profitability of the Meeder Funds’ business as well as the profitability resulting from the operation of each Fund, utilizing expense allocation methodologies deemed reasonable by the Adviser. The Board also took into account management’s expenditures in improving shareholder services provided to the Funds, as well as the need to meet additional regulatory and compliance requirements resulting from recent U.S. Securities and Exchange Commission rulemaking. The Board determined that the level of profits realized by the Adviser under its Agreement with the Funds was not excessive in view of the nature, quality and extent of services provided.

The Board also considered whether the Funds realize economies of scale as they grow and the extent to which these economies are reflected in the level of advisory fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that economies of scale may develop for certain Funds as their assets increase, and their Fund level expenses decline as a percentage of assets. The Board also considered whether the advisory fee rate is reasonable in relation to the asset size of each Fund and any economies of scale that may exist. The Board acknowledged that the advisory fee structure for each Fund is reasonable and in most instances is tiered by assets under management, allowing the shareholders to benefit from economies of scale as the Funds grow in size. The Board expressed continued satisfaction with each Fund’s fee structure under its Agreement.

Finally, the Board considered ancillary benefits received by the Adviser as a result of its relationship with the Trust, including its access to research that benefits other clients and other advisory services offered by the Adviser and its affiliates. The Board also considered the fees paid to the Adviser’s affiliates for fund accounting, transfer agent, fund administration, and distribution services for the Funds. Fees for these services were considered separately in the profitability analysis and the Board considered the revenue and expenses incurred by the Adviser and its affiliates in providing these services. The Board also took into consideration additional contractual breakpoints in certain affiliated service agreements. The Board also considered the benefits derived by the Adviser from soft dollar arrangements, noting that these arrangements are subject to regular reporting and oversight. The Board took the ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to the Adviser by the Funds.

Based upon the information provided by the Adviser, the Board, including all of its Independent Trustees, was satisfied that the terms of the Agreement, including the existing advisory fee structure, are fair and reasonable and in the best interest of the Funds and their shareholders. In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling; and each Trustee assigned different weights to various factors considered.

Item 12.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 16.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.  Recovery of Erroneously Awarded Compensation.

(a)  Not applicable.

(b)  Not applicable.

Item 19.  Exhibits.

(a)(1)  Code of Ethics filed herewith as EX-99.CODE ETH.

(a)(2)  Not applicable.

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)).  Filed herewith as EX-99.CERT.

(a)(4)  Not applicable.

(a)(5)  Not applicable.

(b) Certifications of principal executive officer and principal financial officer, under Section 906 of the Sarbanes-Oxley Act of 2002, and 18 U.S.C. ss.1350.  Filed herewith as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meeder Funds

By:         /s/ Bruce E. McKibben
                Bruce E. McKibben, Principal Financial Officer

Date:      March 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/ Bruce E. McKibben
               Bruce E. McKibben, Principal Financial Officer

Date:      March 6, 2026

By:         /s/ Robert S. Meeder, Jr.
                Robert S. Meeder, Jr., Principal Executive Officer

Date:      March 6, 2026